UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2016

Date of reporting period: October 31, 2015

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Dow Jones U.S. ETF | IYY | NYSE Arca
➢	iShares Transportation Average ETF | IYT | NYSE Arca
➢	iShares U.S. Energy ETF | IYE | NYSE Arca
➢	iShares U.S. Healthcare ETF | IYH | NYSE Arca
➢	iShares U.S. Technology ETF | IYW | NYSE Arca
➢	iShares U.S. Utilities ETF | IDU | NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. ETF

Performance as of October 31, 2015

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -0.17%, net of fees, while the total return for the Index was -0.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.49%	4.51%	4.61%	4.49%	4.51%	4.61%
5 Years	13.95%	13.94%	14.17%	92.14%	92.04%	93.96%
10 Years	7.90%	7.92%	8.10%	113.91%	114.33%	117.90%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.30	$1.00	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Information Technology	20.23%
Financials	17.54
Health Care	14.12
Consumer Discretionary	13.65
Industrials	10.45
Consumer Staples	8.76
Energy	6.74
Materials	3.26
Utilities	3.08
Telecommunication Services	2.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Apple Inc.	3.17%
Microsoft Corp.	1.96
Exxon Mobil Corp.	1.60
General Electric Co.	1.36
Johnson & Johnson	1.30
Berkshire Hathaway Inc. Class B	1.19
Wells Fargo & Co.	1.18
Amazon.com Inc.	1.12
JPMorgan Chase & Co.	1.11
Facebook Inc. Class A	1.07

TOTAL	15.06%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TRANSPORTATION AVERAGE ETF

Performance as of October 31, 2015

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -4.56%, net of fees, while the total return for the Index was -4.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.83)%	(5.87)%	(6.01)%	(5.83)%	(5.87)%	(6.01)%
5 Years	12.47%	12.47%	12.99%	79.99%	79.94%	84.16%
10 Years	9.09%	9.09%	9.49%	138.81%	138.77%	147.65%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$954.40	$2.16	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Road & Rail	40.19%
Air Freight & Logistics	28.84
Airlines	22.60
Marine	8.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

FedEx Corp.	11.88%
United Parcel Service Inc. Class B	7.99
Union Pacific Corp.	6.74
Kansas City Southern	6.23
Norfolk Southern Corp.	6.06
Ryder System Inc.	5.56
CH Robinson Worldwide Inc.	4.95
Alaska Air Group Inc.	4.90
Kirby Corp.	4.89
JB Hunt Transport Services Inc.	4.85

TOTAL	64.05%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. ENERGY ETF

Performance as of October 31, 2015

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -16.60%, net of fees, while the total return for the Index was -16.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.83)%	(20.74)%	(20.63)%	(20.83)%	(20.74)%	(20.63)%
5 Years	4.26%	4.28%	4.66%	23.19%	23.29%	25.59%
10 Years	4.90%	4.92%	5.28%	61.40%	61.58%	67.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$834.00	$2.03	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	82.16%
Energy Equipment & Services	17.02
Other**	0.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	23.95%
Chevron Corp.	11.87
Schlumberger Ltd.	6.87
ConocoPhillips	4.57
Occidental Petroleum Corp.	3.95
Kinder Morgan Inc./DE	3.41
EOG Resources Inc.	3.27
Phillips 66	2.96
Anadarko Petroleum Corp.	2.36
Halliburton Co.	2.28

TOTAL	65.49%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HEALTHCARE ETF

Performance as of October 31, 2015

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -0.52%, net of fees, while the total return for the Index was -0.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.92%	6.93%	7.39%	6.92%	6.93%	7.39%
5 Years	20.13%	20.11%	20.66%	150.20%	150.02%	155.78%
10 Years	11.04%	11.04%	11.51%	184.91%	185.02%	197.39%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.80	$2.21	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Pharmaceuticals	36.55%
Biotechnology	28.00
Health Care Equipment & Supplies	15.92
Health Care Providers & Services	15.82
Life Sciences Tools & Services	3.62
Commercial Services & Supplies	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Johnson & Johnson	9.71%
Pfizer Inc.	7.24
Gilead Sciences Inc.	5.51
Merck & Co. Inc.	5.35
Allergan PLC	4.22
Amgen Inc.	4.17
UnitedHealth Group Inc.	3.90
Bristol-Myers Squibb Co.	3.82
Medtronic PLC	3.63
AbbVie Inc.	3.42

TOTAL	50.97%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. TECHNOLOGY ETF

Performance as of October 31, 2015

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 2.38%, net of fees, while the total return for the Index was 2.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.74%	8.78%	9.20%	8.74%	8.78%	9.20%
5 Years	13.21%	13.20%	13.62%	85.99%	85.92%	89.33%
10 Years	9.34%	9.35%	9.78%	144.28%	144.40%	154.33%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.80	$2.24	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Software	24.13%
Technology Hardware, Storage & Peripherals	23.26
Internet Software & Services	21.33
Semiconductors & Semiconductor Equipment	13.88
Communications Equipment	9.05
IT Services	6.15
Electronic Equipment, Instruments & Components	1.00
Other**	1.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Apple Inc.	18.75%
Microsoft Corp.	11.58
Facebook Inc. Class A	6.34
Alphabet Inc. Class A	5.88
Alphabet Inc. Class C	5.79
Intel Corp.	4.43
Cisco Systems Inc.	4.04
Oracle Corp.	3.48
International Business Machines Corp.	3.47
QUALCOMM Inc.	2.57

TOTAL	66.33%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. UTILITIES ETF

Performance as of October 31, 2015

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 0.59%, net of fees, while the total return for the Index was 0.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.51)%	(0.52)%	(0.12)%	(0.51)%	(0.52)%	(0.12)%
5 Years	10.96%	10.95%	11.45%	68.17%	68.13%	71.99%
10 Years	7.13%	7.13%	7.58%	99.10%	99.13%	107.68%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.90	$2.22	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Electric Utilities	52.37%
Multi-Utilities	35.24
Gas Utilities	7.02
Independent Power and Renewable Electricity Producers	3.02
Water Utilities	2.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Duke Energy Corp.	7.52%
NextEra Energy Inc.	7.23
Dominion Resources Inc./VA	6.49
Southern Co. (The)	6.27
American Electric Power Co. Inc.	4.25
PG&E Corp.	4.00
Sempra Energy	3.69
Exelon Corp.	3.68
PPL Corp.	3.53
Public Service Enterprise Group Inc.	3.19

TOTAL	49.85%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2015 and held through October 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.58%
B/E Aerospace Inc.	4,657	$218,646
Boeing Co. (The)	28,707	4,250,646
BWX Technologies Inc.	5,014	141,896
Curtiss-Wright Corp.	2,143	149,067
DigitalGlobe Inc.[a,b]	3,079	45,970
Esterline Technologies Corp.[a]	1,379	106,252
General Dynamics Corp.	13,689	2,033,912
Hexcel Corp.	4,350	201,492
Honeywell International Inc.	35,264	3,642,066
Huntington Ingalls Industries Inc.	2,215	265,667
KLX Inc.[a]	2,464	96,367
L-3 Communications Holdings Inc.	3,574	451,754
Lockheed Martin Corp.	12,046	2,648,072
Moog Inc. Class Aa	1,530	94,493
Northrop Grumman Corp.	8,456	1,587,614
Orbital ATK Inc.	2,649	226,807
Precision Castparts Corp.	6,186	1,427,791
Raytheon Co.	13,698	1,608,145
Rockwell Collins Inc.	6,031	523,008
Spirit AeroSystems Holdings Inc. Class Aa	5,803	306,050
Teledyne Technologies Inc.[a]	1,666	148,657
Textron Inc.	12,510	527,547
TransDigm Group Inc.[a]	2,432	534,675
Triumph Group Inc.	2,143	99,821
United Technologies Corp.	37,354	3,676,007

		25,012,422
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	6,342	440,008
Expeditors International of Washington Inc.	8,536	425,007
FedEx Corp.	11,852	1,849,505
Hub Group Inc. Class Aa	1,574	62,929
United Parcel Service Inc. Class B	31,470	3,242,039
XPO Logistics Inc.[a,b]	2,766	76,784

		6,096,272
AIRLINES — 0.69%
Alaska Air Group Inc.	5,745	438,056
Allegiant Travel Co.	611	120,642
American Airlines Group Inc.	30,316	1,401,206
Delta Air Lines Inc.	35,892	1,824,749
JetBlue Airways Corp.[a]	14,363	356,777

Security	Shares	Value
Southwest Airlines Co.	29,753	$1,377,266
Spirit Airlines Inc.[a]	3,301	122,533
United Continental Holdings Inc.[a]	17,006	1,025,632

		6,666,861
AUTO COMPONENTS — 0.51%
Autoliv Inc.[b]	3,995	484,354
BorgWarner Inc.	10,076	431,454
Cooper Tire & Rubber Co.	2,322	97,036
Dana Holding Corp.	7,128	119,751
Delphi Automotive PLC	12,831	1,067,411
Gentex Corp.	12,958	212,382
Goodyear Tire & Rubber Co. (The)	12,298	403,866
Johnson Controls Inc.	29,614	1,337,961
Lear Corp.	3,448	431,207
Tenneco Inc.[a]	2,687	152,057
Visteon Corp.[a]	1,715	187,055

		4,924,534
AUTOMOBILES — 0.65%
Ford Motor Co.	175,773	2,603,198
General Motors Co.	64,660	2,257,281
Harley-Davidson Inc.	9,294	459,588
Tesla Motors Inc.[a,b]	4,372	904,698
Thor Industries Inc.	2,127	115,028

		6,339,793
BANKS — 5.69%
Associated Banc-Corp.	7,186	138,977
BancorpSouth Inc.	3,715	92,615
Bank of America Corp.	471,389	7,909,907
Bank of Hawaii Corp.	2,005	131,287
Bank of the Ozarks Inc.	3,581	179,122
BankUnited Inc.	4,740	176,233
BB&T Corp.	35,065	1,302,665
BOK Financial Corp.	918	61,671
Cathay General Bancorp	3,275	102,508
CIT Group Inc.	7,930	340,990
Citigroup Inc.	135,525	7,205,864
Citizens Financial Group Inc.	18,212	442,552
Comerica Inc.	8,142	353,363
Commerce Bancshares Inc./MO	3,819	173,955
Cullen/Frost Bankers Inc.	2,532	173,290
East West Bancorp Inc.	6,612	267,059
Fifth Third Bancorp	36,460	694,563
First Financial Bankshares Inc.	2,752	91,532
First Horizon National Corp.	10,737	152,251

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
First Niagara Financial Group Inc.	15,952	$165,103
First Republic Bank/CA	6,333	413,608
FirstMerit Corp.	7,356	138,219
FNB Corp./PA	7,828	105,443
Fulton Financial Corp.	8,274	111,037
Glacier Bancorp Inc.	3,215	87,962
Hancock Holding Co.	3,669	101,264
Huntington Bancshares Inc./OH	35,638	390,949
IBERIABANK Corp.	1,566	94,947
International Bancshares Corp.	2,528	68,130
Investors Bancorp Inc.	15,702	196,432
JPMorgan Chase & Co.	166,618	10,705,206
KeyCorp	37,578	466,719
M&T Bank Corp.	5,938	711,669
MB Financial Inc.	2,915	93,980
PacWest Bancorp	5,063	228,038
People’s United Financial Inc.	14,457	230,589
PNC Financial Services Group Inc. (The)[c]	23,176	2,091,866
Popular Inc.	4,600	136,022
PrivateBancorp Inc.	3,422	143,142
Prosperity Bancshares Inc.	3,055	156,966
Regions Financial Corp.	60,503	565,703
Signature Bank/New York NYa	2,265	337,304
SunTrust Banks Inc.	23,242	965,008
SVB Financial Group[a]	2,314	282,470
Synovus Financial Corp.	5,749	181,841
TCF Financial Corp.	7,275	111,962
Texas Capital Bancshares Inc.[a]	2,096	115,699
Trustmark Corp.	2,957	71,057
U.S. Bancorp	74,680	3,150,002
UMB Financial Corp.	1,897	93,105
Umpqua Holdings Corp.	9,615	160,570
United Bankshares Inc./WV	2,832	112,006
Valley National Bancorp	10,386	109,053
Webster Financial Corp.	3,979	147,621
Wells Fargo & Co.	210,431	11,392,734
Western Alliance Bancorp.[a]	4,188	149,721
Wintrust Financial Corp.	2,075	104,767
Zions BanCorp.	9,078	261,174

		55,139,492
BEVERAGES — 1.93%
Brown-Forman Corp. Class A	1,279	146,765
Brown-Forman Corp. Class B	4,788	508,390
Coca-Cola Co. (The)	176,285	7,465,670

Security	Shares	Value
Coca-Cola Enterprises Inc.	9,470	$486,190
Constellation Brands Inc. Class A	7,704	1,038,499
Dr Pepper Snapple Group Inc.	8,542	763,399
Molson Coors Brewing Co. Class B	7,199	634,232
Monster Beverage Corp.[a]	6,801	927,112
PepsiCo Inc.	66,153	6,760,175

		18,730,432
BIOTECHNOLOGY — 3.74%
AbbVie Inc.	74,389	4,429,865
ACADIA Pharmaceuticals Inc.[a,b]	3,721	129,565
Agios Pharmaceuticals Inc.[a,b]	1,047	76,284
Alexion Pharmaceuticals Inc.[a]	10,204	1,795,904
Alkermes PLC[a]	6,639	477,477
Alnylam Pharmaceuticals Inc.[a,b]	3,269	280,970
Amgen Inc.	34,167	5,404,536
Anacor Pharmaceuticals Inc.[a,b]	1,887	212,118
Baxalta Inc.	24,173	833,002
Biogen Inc.[a]	10,030	2,913,815
BioMarin Pharmaceutical Inc.[a,b]	7,236	846,901
Bluebird Bio Inc.[a]	1,546	119,243
Celgene Corp.[a]	35,646	4,374,121
Cepheid[a]	3,288	109,819
Clovis Oncology Inc.[a]	1,532	153,062
Dyax Corp.[a]	6,754	185,938
Gilead Sciences Inc.	66,082	7,145,447
Halozyme Therapeutics Inc.[a]	4,287	67,092
Incyte Corp.[a,b]	7,350	863,845
Intercept Pharmaceuticals Inc.[a,b]	796	125,131
Intrexon Corp.[a,b]	1,965	66,024
Isis Pharmaceuticals Inc.[a,b]	5,341	257,169
Juno Therapeutics Inc.[a,b]	3,114	161,181
Kite Pharma Inc.[a,b]	1,773	120,653
MannKind Corp.[a,b]	12,625	41,789
Medivation Inc.[a]	7,026	295,514
Myriad Genetics Inc.[a,b]	3,326	134,271
Neurocrine Biosciences Inc.[a]	3,636	178,491
Novavax Inc.[a,b]	10,888	73,494
OPKO Health Inc.[a,b]	14,800	139,860
Portola Pharmaceuticals Inc.[a,b]	2,427	115,549
Puma Biotechnology Inc.[a,b]	960	79,123
Radius Health Inc.[a,b]	1,577	101,291
Regeneron Pharmaceuticals Inc.[a]	3,467	1,932,471
Seattle Genetics Inc.[a,b]	4,863	201,766
Ultragenyx Pharmaceutical Inc.[a,b]	1,469	145,945

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
United Therapeutics Corp.[a]	2,100	$307,923
Vertex Pharmaceuticals Inc.[a]	10,995	1,371,516

		36,268,165
BUILDING PRODUCTS — 0.22%
Allegion PLC	4,336	282,577
AO Smith Corp.	3,469	266,489
Armstrong World Industries Inc.[a]	2,136	105,988
Fortune Brands Home & Security Inc.	7,371	385,725
Lennox International Inc.	1,852	245,964
Masco Corp.	15,374	445,846
Owens Corning	5,410	246,317
USG Corp.[a,b]	4,346	102,435

		2,081,341
CAPITAL MARKETS — 2.07%
Affiliated Managers Group Inc.[a]	2,424	436,950
Ameriprise Financial Inc.	8,042	927,725
Bank of New York Mellon Corp. (The)	49,931	2,079,626
BlackRock Inc.[c]	5,743	2,021,364
Charles Schwab Corp. (The)	53,639	1,637,062
E*TRADE Financial Corp.[a]	12,905	367,922
Eaton Vance Corp. NVS	5,413	195,463
Federated Investors Inc. Class B	4,140	127,222
Financial Engines Inc.	2,258	72,617
Franklin Resources Inc.	17,572	716,235
Goldman Sachs Group Inc. (The)	18,161	3,405,187
Invesco Ltd.	19,305	640,347
Janus Capital Group Inc.	6,660	103,430
Lazard Ltd. Class A	5,830	270,046
Legg Mason Inc.	5,052	226,077
LPL Financial Holdings Inc.	3,534	150,548
Morgan Stanley	68,737	2,266,259
Northern Trust Corp.	9,966	701,507
NorthStar Asset Management Group Inc./New York	9,044	132,314
Raymond James Financial Inc.	5,732	315,890
SEI Investments Co.	6,135	317,916
State Street Corp.	18,416	1,270,704
Stifel Financial Corp.[a]	2,958	131,424
T Rowe Price Group Inc.	11,562	874,318
TD Ameritrade Holding Corp.	12,332	425,084
Waddell & Reed Financial Inc. Class A	3,804	140,520
WisdomTree Investments Inc.	5,299	101,900

		20,055,657

Security	Shares	Value
CHEMICALS — 2.30%
Air Products & Chemicals Inc.	8,756	$1,216,909
Airgas Inc.	3,078	295,980
Albemarle Corp.	5,117	273,862
Ashland Inc.	2,997	328,831
Axalta Coating Systems Ltd.[a]	6,320	174,622
Axiall Corp.	3,118	63,140
Cabot Corp.	2,993	107,568
Celanese Corp. Series A	6,970	495,218
CF Industries Holdings Inc.	10,602	538,264
Chemours Co. (The)	8,155	56,514
Chemtura Corp.[a]	2,991	95,533
Cytec Industries Inc.	3,142	233,828
Dow Chemical Co. (The)	52,042	2,689,010
Eastman Chemical Co.	6,693	483,034
Ecolab Inc.	11,984	1,442,274
EI du Pont de Nemours & Co.	40,689	2,579,683
FMC Corp.	6,262	254,926
HB Fuller Co.	2,194	83,350
Huntsman Corp.	9,269	122,073
International Flavors & Fragrances Inc.	3,646	423,155
LyondellBasell Industries NV Class A	16,818	1,562,560
Minerals Technologies Inc.	1,560	91,946
Monsanto Co.	21,111	1,967,967
Mosaic Co. (The)	14,910	503,809
NewMarket Corp.	457	179,939
Olin Corp.	7,863	150,812
Platform Specialty Products Corp.[a]	6,012	62,765
PolyOne Corp.	4,191	140,147
PPG Industries Inc.	12,216	1,273,640
Praxair Inc.	12,927	1,436,060
RPM International Inc.	5,911	270,192
Scotts Miracle-Gro Co. (The) Class A	1,988	131,526
Sensient Technologies Corp.	2,208	144,116
Sherwin-Williams Co. (The)	3,583	956,052
Sigma-Aldrich Corp.	5,369	750,157
Valspar Corp. (The)	3,402	275,392
Westlake Chemical Corp.	1,790	107,883
WR Grace & Co.[a]	3,299	330,890

		22,293,627
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ADT Corp. (The)[b]	7,821	258,406
Cintas Corp.	4,028	374,966
Clean Harbors Inc.[a]	2,521	117,201
Copart Inc.[a]	5,061	183,259

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Covanta Holding Corp.	5,877	$98,499
Deluxe Corp.	2,254	134,226
Essendant Inc.	1,803	62,330
Healthcare Services Group Inc.	3,304	123,107
Herman Miller Inc.	2,559	81,197
HNI Corp.	2,068	88,800
KAR Auction Services Inc.	6,410	246,144
MSA Safety Inc.	1,369	59,524
Pitney Bowes Inc.	9,035	186,573
Republic Services Inc.	10,864	475,191
Rollins Inc.	4,277	114,709
RR Donnelley & Sons Co.	9,649	162,779
Stericycle Inc.[a]	3,851	467,396
Tetra Tech Inc.	2,875	77,337
Tyco International PLC	18,889	688,315
Waste Connections Inc.	5,541	301,874
Waste Management Inc.	18,979	1,020,311

		5,322,144
COMMUNICATIONS EQUIPMENT — 1.53%
Arista Networks Inc.[a,b]	1,601	103,281
ARRIS Group Inc.[a]	6,073	171,623
Brocade Communications Systems Inc.	18,285	190,530
Ciena Corp.[a,b]	5,619	135,643
Cisco Systems Inc.	229,042	6,607,862
CommScope Holding Co. Inc.[a]	5,584	181,089
EchoStar Corp. Class Aa	2,013	90,243
F5 Networks Inc.[a,b]	3,261	359,362
Finisar Corp.[a]	4,590	52,188
Harris Corp.	5,545	438,776
Infinera Corp.[a,b]	6,573	129,882
InterDigital Inc./PA	1,540	78,140
Juniper Networks Inc.	16,242	509,836
Lumentum Holdings Inc.[a,b]	2,120	30,401
Motorola Solutions Inc.	7,222	505,323
NetScout Systems Inc.[a]	4,618	165,648
Palo Alto Networks Inc.[a]	3,219	518,259
Plantronics Inc.	1,647	88,312
Polycom Inc.[a]	6,321	87,103
QUALCOMM Inc.	70,615	4,195,943
ViaSat Inc.[a,b]	1,896	125,060
Viavi Solutions Inc.[a,b]	10,608	63,118

		14,827,622

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.14%
AECOM[a]	7,143	$210,504
Chicago Bridge & Iron Co. NVb	4,295	192,717
EMCOR Group Inc.	2,949	142,378
Fluor Corp.	6,618	316,406
Jacobs Engineering Group Inc.[a]	5,560	223,178
KBR Inc.	6,641	122,460
Quanta Services Inc.[a,b]	9,061	182,217

		1,389,860
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	2,221	146,653
Martin Marietta Materials Inc.	2,956	458,623
Vulcan Materials Co.	5,982	577,742

		1,183,018
CONSUMER FINANCE — 0.73%
Ally Financial Inc.[a]	20,122	400,830
American Express Co.	38,206	2,798,972
Capital One Financial Corp.	24,477	1,931,235
Discover Financial Services	19,643	1,104,329
LendingClub Corp.[a,b]	9,443	133,902
Navient Corp.	17,446	230,113
PRA Group Inc.[a]	2,244	122,971
Santander Consumer USA Holdings Inc.[a]	4,656	83,855
SLM Corp.[a]	18,914	133,533
Synchrony Financial[a,b]	5,774	177,608

		7,117,348
CONTAINERS & PACKAGING — 0.38%
AptarGroup Inc.	2,861	210,455
Avery Dennison Corp.	4,022	261,309
Ball Corp.	6,241	427,508
Bemis Co. Inc.	4,242	194,199
Berry Plastics Group Inc.[a]	5,483	183,680
Crown Holdings Inc.[a]	6,215	329,644
Graphic Packaging Holding Co.	14,985	212,188
Owens-Illinois Inc.[a]	7,310	157,531
Packaging Corp. of America	4,426	302,960
Sealed Air Corp.	9,289	456,276
Silgan Holdings Inc.	1,761	89,582
Sonoco Products Co.	4,506	192,361
WestRock Co.	11,786	633,615

		3,651,308

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,757	$613,265
LKQ Corp.[a]	13,842	409,862
Pool Corp.	1,870	152,480

		1,175,607
DIVERSIFIED CONSUMER SERVICES — 0.14%
Apollo Education Group Inc.[a]	4,469	32,445
DeVry Education Group Inc.	2,554	60,172
Graham Holdings Co. Class B	202	111,599
Grand Canyon Education Inc.[a]	2,241	93,136
H&R Block Inc.	10,590	394,584
Houghton Mifflin Harcourt Co.[a]	5,321	104,238
Service Corp. International/U.S.	8,862	250,440
ServiceMaster Global Holdings Inc.[a]	4,727	168,518
Sotheby’s	2,737	94,837

		1,309,969
DIVERSIFIED FINANCIAL SERVICES — 1.88%
Berkshire Hathaway Inc. Class Ba	84,388	11,478,456
CBOE Holdings Inc.	3,671	246,104
CME Group Inc./IL	15,116	1,428,009
FactSet Research Systems Inc.	1,892	331,327
FNFV Group[a]	4,077	45,826
Intercontinental Exchange Inc.	4,986	1,258,466
Leucadia National Corp.	14,797	296,088
MarketAxess Holdings Inc.	1,713	173,544
McGraw Hill Financial Inc.	12,297	1,139,194
Moody’s Corp.	7,863	756,106
MSCI Inc.	4,454	298,418
Nasdaq Inc.	5,251	303,980
Voya Financial Inc.	10,423	422,861

		18,178,379
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
AT&T Inc.	276,806	9,275,769
CenturyLink Inc.	25,427	717,296
Frontier Communications Corp.	52,089	267,737
Level 3 Communications Inc.[a]	12,927	658,631
Verizon Communications Inc.	183,009	8,579,462

		19,498,895
ELECTRIC UTILITIES — 1.61%
ALLETE Inc.	1,916	96,202
American Electric Power Co. Inc.	22,075	1,250,549
Cleco Corp.	2,688	142,464
Duke Energy Corp.	31,053	2,219,358
Edison International	14,701	889,705

Security	Shares	Value
El Paso Electric Co.	1,789	$69,181
Entergy Corp.	8,134	554,413
Eversource Energy	14,295	728,187
Exelon Corp.	38,717	1,080,979
FirstEnergy Corp.	18,958	591,490
Great Plains Energy Inc.	6,885	189,337
Hawaiian Electric Industries Inc.	4,684	137,054
IDACORP Inc.	2,197	146,869
ITC Holdings Corp.	7,118	232,901
NextEra Energy Inc.	20,647	2,119,621
OGE Energy Corp.	8,768	249,976
Pepco Holdings Inc.	11,413	303,928
Pinnacle West Capital Corp.	4,896	310,945
PNM Resources Inc.	3,540	99,545
Portland General Electric Co.	4,012	148,765
PPL Corp.	30,101	1,035,474
Southern Co. (The)	40,856	1,842,606
UIL Holdings Corp.	2,468	125,843
Westar Energy Inc.	6,384	253,445
Xcel Energy Inc.	22,688	808,373

		15,627,210
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.	1,992	435,451
AMETEK Inc.	10,965	601,101
Eaton Corp. PLC	21,132	1,181,490
Emerson Electric Co.	29,653	1,400,511
EnerSys	2,115	128,994
Generac Holdings Inc.[a,b]	2,986	94,238
Hubbell Inc. Class A	149	17,527
Hubbell Inc. Class B	2,384	230,891
Regal Beloit Corp.	2,010	128,218
Rockwell Automation Inc.	6,060	661,510
Sensata Technologies Holding NVa,b	7,692	369,908
Solarcity Corp.[a,b]	2,671	79,195

		5,329,034
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Amphenol Corp. Class A	13,946	756,152
Anixter International Inc.[a]	1,193	81,816
Arrow Electronics Inc.[a]	4,223	232,223
Avnet Inc.	6,158	279,758
Belden Inc.	1,853	118,648
CDW Corp./DE	6,365	284,452
Cognex Corp.	4,065	152,844
Corning Inc.	55,320	1,028,952

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Dolby Laboratories Inc. Class A	2,124	$73,639
FEI Co.	1,870	134,995
FLIR Systems Inc.	6,351	169,381
Ingram Micro Inc. Class A	6,939	206,643
IPG Photonics Corp.[a,b]	1,689	139,545
Itron Inc.[a]	1,799	66,077
Jabil Circuit Inc.	8,976	206,268
Keysight Technologies Inc.[a]	7,607	251,640
Knowles Corp.[a,b]	3,780	62,975
Littelfuse Inc.	980	97,931
National Instruments Corp.	4,755	144,885
TE Connectivity Ltd.	18,158	1,170,102
Tech Data Corp.[a]	1,685	122,651
Trimble Navigation Ltd.[a]	11,428	259,987
Vishay Intertechnology Inc.	5,893	62,466
Zebra Technologies Corp. Class Aa,b	2,307	177,408

		6,281,438
ENERGY EQUIPMENT & SERVICES — 1.22%
Atwood Oceanics Inc.[b]	2,553	42,252
Baker Hughes Inc.	19,545	1,029,631
Bristow Group Inc.	1,614	56,054
Cameron International Corp.[a]	8,534	580,397
Core Laboratories NV	1,901	221,143
Diamond Offshore Drilling Inc.	3,119	62,006
Dril-Quip Inc.[a]	1,840	113,270
Ensco PLC Class A	10,379	172,603
Exterran Holdings Inc.	3,175	69,025
FMC Technologies Inc.[a]	10,472	354,268
Halliburton Co.	38,587	1,480,969
Helmerich & Payne Inc.	4,798	269,984
Nabors Industries Ltd.	13,466	135,199
National Oilwell Varco Inc.	17,467	657,458
Nielsen Holdings PLC	16,375	777,976
Noble Corp. PLC	11,227	151,228
Oceaneering International Inc.	4,591	192,914
Oil States International Inc.[a]	2,314	69,443
Patterson-UTI Energy Inc.	6,514	96,993
Rowan Companies PLC Class A	5,593	110,070
Schlumberger Ltd.	57,062	4,459,966
Superior Energy Services Inc.	6,734	95,353
Transocean Ltd.[b]	15,401	243,798
U.S. Silica Holdings Inc.	2,272	41,032
Weatherford International PLC[a,b]	34,635	354,662

		11,837,694

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.01%
Casey’s General Stores Inc.	1,708	$181,424
Costco Wholesale Corp.	19,824	3,134,571
CVS Health Corp.	50,227	4,961,423
Kroger Co. (The)	43,835	1,656,963
Rite Aid Corp.[a]	46,305	364,883
Sprouts Farmers Market Inc.[a]	6,374	129,902
Sysco Corp.	24,966	1,029,848
United Natural Foods Inc.[a]	2,202	111,091
Wal-Mart Stores Inc.	70,917	4,059,289
Walgreens Boots Alliance Inc.	39,259	3,324,452
Whole Foods Market Inc.	16,297	488,258

		19,442,104
FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	27,478	1,254,645
B&G Foods Inc.	2,850	103,426
Bunge Ltd.	6,545	477,523
Campbell Soup Co.	7,996	406,117
ConAgra Foods Inc.	19,496	790,563
Darling Ingredients Inc.[a,b]	7,040	71,245
Dean Foods Co.	4,125	74,704
Flowers Foods Inc.	8,576	231,552
General Mills Inc.	26,880	1,561,997
Hain Celestial Group Inc. (The)[a]	4,758	237,186
Hershey Co. (The)	6,507	577,106
Hormel Foods Corp.	6,003	405,503
Ingredion Inc.	3,263	310,181
JM Smucker Co. (The)	5,375	630,971
Kellogg Co.	11,410	804,633
Keurig Green Mountain Inc.	5,497	278,973
Kraft Heinz Co. (The)	26,724	2,083,670
Lancaster Colony Corp.	882	100,301
McCormick & Co. Inc./MD	5,233	439,467
Mead Johnson Nutrition Co.	9,112	747,184
Mondelez International Inc. Class A	72,679	3,354,863
Pinnacle Foods Inc.	5,032	221,811
Post Holdings Inc.[a]	2,836	182,270
TreeHouse Foods Inc.[a]	1,958	167,683
Tyson Foods Inc. Class A	13,527	600,058
WhiteWave Foods Co. (The)[a]	7,882	323,004

		16,436,636
GAS UTILITIES — 0.21%
AGL Resources Inc.	5,333	333,312
Atmos Energy Corp.	4,710	296,730
National Fuel Gas Co.	3,752	197,093

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
New Jersey Resources Corp.	3,702	$117,279
ONE Gas Inc.	2,289	111,795
Piedmont Natural Gas Co. Inc.	3,770	216,059
Questar Corp.	7,850	162,103
South Jersey Industries Inc.	2,840	75,288
Southwest Gas Corp.	2,029	124,702
UGI Corp.	7,874	288,740
WGL Holdings Inc.	2,283	142,071

		2,065,172
HEALTH CARE EQUIPMENT & SUPPLIES — 2.13%
Abbott Laboratories	67,232	3,011,994
ABIOMED Inc.[a,b]	1,777	130,894
Alere Inc.[a]	3,673	169,399
Align Technology Inc.[a]	3,191	208,883
Baxter International Inc.	24,607	920,056
Becton Dickinson and Co.	9,492	1,352,800
Boston Scientific Corp.[a]	60,614	1,108,024
Cooper Companies Inc. (The)	2,179	331,992
CR Bard Inc.	3,331	620,732
DENTSPLY International Inc.	6,328	385,059
DexCom Inc.[a]	3,655	304,535
Edwards Lifesciences Corp.[a]	4,842	760,920
Haemonetics Corp.[a]	2,264	76,478
Halyard Health Inc.[a]	2,051	60,874
Hill-Rom Holdings Inc.	2,670	140,682
Hologic Inc.[a]	11,195	435,038
IDEXX Laboratories Inc.[a,b]	4,074	279,558
Intuitive Surgical Inc.[a]	1,673	830,812
Medtronic PLC	63,758	4,712,991
NuVasive Inc.[a]	2,284	107,713
ResMed Inc.	6,345	365,535
Sirona Dental Systems Inc.[a]	2,525	275,553
St. Jude Medical Inc.	12,673	808,664
STERIS Corp.	3,821	286,384
Stryker Corp.	14,154	1,353,405
Teleflex Inc.	1,931	256,823
Varian Medical Systems Inc.[a]	4,364	342,705
West Pharmaceutical Services Inc.	3,242	194,552
Zimmer Biomet Holdings Inc.	7,630	797,869

		20,630,924
HEALTH CARE PROVIDERS & SERVICES — 2.56%
Acadia Healthcare Co. Inc.[a]	2,496	153,279
Aetna Inc.	15,677	1,799,406
AmerisourceBergen Corp.	9,268	894,455
AmSurg Corp.[a]	2,225	155,950

Security	Shares	Value
Anthem Inc.	11,804	$1,642,527
Brookdale Senior Living Inc.[a]	8,177	170,981
Cardinal Health Inc.	14,772	1,214,258
Centene Corp.[a]	5,379	319,943
Chemed Corp.	786	123,630
Cigna Corp.	11,619	1,557,411
Community Health Systems Inc.[a]	5,312	148,949
DaVita HealthCare Partners Inc.[a]	7,590	588,301
Envision Healthcare Holdings Inc.[a]	8,218	231,748
Express Scripts Holding Co.[a]	30,487	2,633,467
HCA Holdings Inc.[a]	14,286	982,734
Health Net Inc./CAa	3,538	227,352
HealthSouth Corp.	4,208	146,565
Henry Schein Inc.[a]	3,734	566,485
Humana Inc.	6,685	1,194,142
Laboratory Corp. of America Holdings[a]	4,533	556,380
LifePoint Health Inc.[a]	2,082	143,408
Magellan Health Inc.[a]	1,200	64,080
McKesson Corp.	10,450	1,868,460
MEDNAX Inc.[a]	4,258	300,061
Molina Healthcare Inc.[a]	1,699	105,338
Owens & Minor Inc.	2,838	101,742
Patterson Companies Inc.	3,751	177,797
Quest Diagnostics Inc.	6,496	441,403
Team Health Holdings Inc.[a]	3,172	189,273
Tenet Healthcare Corp.[a,b]	4,432	139,032
UnitedHealth Group Inc.	42,976	5,061,713
Universal Health Services Inc. Class B	4,102	500,813
VCA Inc.[a]	3,632	198,925
WellCare Health Plans Inc.[a]	1,891	167,543

		24,767,551
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a]	7,914	111,271
athenahealth Inc.[a,b]	1,798	274,105
Cerner Corp.[a]	13,903	921,630
IMS Health Holdings Inc.[a]	6,791	184,851
Medidata Solutions Inc.[a]	2,491	107,113

		1,598,970
HOTELS, RESTAURANTS & LEISURE — 2.08%
Aramark	10,216	310,056
Bloomin’ Brands Inc.	5,749	97,561
Brinker International Inc.	2,686	122,240
Buffalo Wild Wings Inc.[a,b]	868	133,906
Carnival Corp.	20,888	1,129,623
Cheesecake Factory Inc. (The)	2,189	105,510

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Chipotle Mexican Grill Inc.[a]	1,403	$898,243
Choice Hotels International Inc.	1,608	84,115
Cracker Barrel Old Country Store Inc.[b]	1,064	146,257
Darden Restaurants Inc.	5,144	318,362
Domino’s Pizza Inc.	2,515	268,275
Dunkin’ Brands Group Inc.	4,398	182,121
Hilton Worldwide Holdings Inc.	23,444	585,866
Hyatt Hotels Corp. Class Aa,b	1,551	78,170
J Alexander’s Holdings Inc.[a]	704	6,787
Jack in the Box Inc.	1,698	126,552
Las Vegas Sands Corp.	16,484	816,123
Marriott International Inc./MD Class A	8,999	690,943
Marriott Vacations Worldwide Corp.	1,302	83,849
McDonald’s Corp.	42,460	4,766,135
MGM Resorts International[a]	21,486	498,260
Norwegian Cruise Line Holdings Ltd.[a]	7,169	456,092
Panera Bread Co. Class Aa	1,102	195,462
Royal Caribbean Cruises Ltd.	7,673	754,640
Six Flags Entertainment Corp.	3,856	200,666
Starbucks Corp.	66,705	4,173,732
Starwood Hotels & Resorts Worldwide Inc.	7,736	617,874
Vail Resorts Inc.	1,601	182,786
Wendy’s Co. (The)	10,432	95,557
Wyndham Worldwide Corp.	5,267	428,470
Wynn Resorts Ltd.	3,632	254,058
Yum! Brands Inc.	19,397	1,375,441

		20,183,732
HOUSEHOLD DURABLES — 0.51%
DR Horton Inc.	14,964	440,540
Garmin Ltd.	5,508	195,369
GoPro Inc.[a,b]	3,535	88,375
Harman International Industries Inc.	3,228	354,951
Jarden Corp.[a]	8,753	392,134
Leggett & Platt Inc.	6,239	280,942
Lennar Corp. Class A	7,762	388,643
Lennar Corp. Class B	339	14,048
Mohawk Industries Inc.[a]	2,888	564,604
Newell Rubbermaid Inc.	11,898	504,832
NVR Inc.[a]	175	286,608
PulteGroup Inc.	14,672	268,938
Tempur Sealy International Inc.[a]	2,862	222,778
Toll Brothers Inc.[a]	7,098	255,315
Tupperware Brands Corp.[b]	2,212	130,221

Security	Shares	Value
Whirlpool Corp.	3,513	$562,572

		4,950,870
HOUSEHOLD PRODUCTS — 1.59%
Church & Dwight Co. Inc.	5,968	513,785
Clorox Co. (The)	5,805	707,862
Colgate-Palmolive Co.	40,428	2,682,398
Energizer Holdings Inc.	2,764	118,382
Kimberly-Clark Corp.	16,438	1,967,793
Procter & Gamble Co. (The)	122,075	9,324,089
Spectrum Brands Holdings Inc.	1,271	121,825

		15,436,134
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	30,849	337,796
Calpine Corp.[a]	14,570	225,981
Dynegy Inc.[a]	4,997	97,092
NRG Energy Inc.	15,142	195,180
Talen Energy Corp.[a]	3,757	32,611

		888,660
INDUSTRIAL CONGLOMERATES — 2.19%
3M Co.	28,174	4,429,234
Carlisle Companies Inc.	2,963	257,781
Danaher Corp.	26,819	2,502,481
General Electric Co.	454,700	13,149,924
Roper Technologies Inc.	4,516	841,557

		21,180,977
INSURANCE — 3.10%
ACE Ltd.	14,567	1,653,937
Aflac Inc.	19,435	1,238,981
Alleghany Corp.[a]	716	355,329
Allied World Assurance Co. Holdings AG	4,097	148,967
Allstate Corp. (The)	18,068	1,118,048
American Financial Group Inc./OH	3,219	232,380
American International Group Inc.	58,360	3,680,182
AmTrust Financial Services Inc.	1,748	119,249
Aon PLC	12,604	1,176,079
Arch Capital Group Ltd.[a]	5,554	415,939
Arthur J Gallagher & Co.	7,693	336,415
Aspen Insurance Holdings Ltd.	2,932	142,525
Assurant Inc.	3,011	245,487
Assured Guaranty Ltd.	6,411	175,918
Axis Capital Holdings Ltd.	4,423	238,842
Brown & Brown Inc.	5,265	169,902

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Chubb Corp. (The)	10,242	$1,324,803
Cincinnati Financial Corp.	6,545	394,205
CNO Financial Group Inc.	9,084	174,504
Endurance Specialty Holdings Ltd.	2,739	172,913
Erie Indemnity Co. Class A	1,138	99,529
Everest Re Group Ltd.	2,015	358,610
First American Financial Corp.	4,803	183,138
FNF Group	12,646	446,151
Genworth Financial Inc. Class Aa	21,992	102,923
Hanover Insurance Group Inc. (The)	2,027	170,775
Hartford Financial Services Group Inc. (The)	18,628	861,731
Kemper Corp.	2,204	78,727
Lincoln National Corp.	11,324	605,947
Loews Corp.	12,943	471,902
Markel Corp.[a]	635	551,180
Marsh & McLennan Companies Inc.	23,916	1,333,078
Mercury General Corp.	1,328	71,725
MetLife Inc.	50,215	2,529,832
Old Republic International Corp.	10,795	194,742
PartnerRe Ltd.	2,109	293,151
Primerica Inc.	2,222	105,834
Principal Financial Group Inc.	12,207	612,303
ProAssurance Corp.	2,429	128,640
Progressive Corp. (The)	26,499	877,912
Prudential Financial Inc.	20,351	1,678,957
Reinsurance Group of America Inc.	2,994	270,179
RenaissanceRe Holdings Ltd.	2,126	233,073
RLI Corp.	1,550	94,317
StanCorp Financial Group Inc.	1,970	225,998
Symetra Financial Corp.	4,477	142,055
Torchmark Corp.	5,251	304,610
Travelers Companies Inc. (The)	14,043	1,585,314
Unum Group	11,310	391,891
Validus Holdings Ltd.	3,750	166,125
White Mountains Insurance Group Ltd.	267	210,930
Willis Group Holdings PLC	8,147	363,438
WR Berkley Corp.	4,333	241,911
XL Group PLC	13,581	517,164

		30,018,397
INTERNET & CATALOG RETAIL — 1.90%
Amazon.com Inc.[a]	17,284	10,818,055
Expedia Inc.	4,566	622,346
Groupon Inc.[a,b]	19,186	71,180
HSN Inc.	1,476	91,290

Security	Shares	Value
Liberty Interactive Corp. QVC Group Series Aa	20,794	$569,132
Liberty TripAdvisor Holdings Inc. Class Aa	3,385	105,578
Liberty Ventures Series Aa	6,031	262,771
Netflix Inc.[a,b]	19,158	2,076,344
Priceline Group Inc. (The)[a]	2,287	3,325,847
Shutterfly Inc.[a,b]	1,701	70,949
TripAdvisor Inc.[a,b]	5,073	425,016

		18,438,508
INTERNET SOFTWARE & SERVICES — 3.77%
Akamai Technologies Inc.[a]	7,976	485,100
Alphabet Inc. Class Aa	13,047	9,620,727
Alphabet Inc. Class Ca,b	13,313	9,463,014
CoStar Group Inc.[a]	1,502	305,011
Demandware Inc.[a]	1,573	89,189
eBay Inc.[a]	50,438	1,407,220
Facebook Inc. Class Aa	101,829	10,383,503
HomeAway Inc.[a]	4,461	140,789
IAC/InterActiveCorp	3,466	232,257
j2 Global Inc.	2,153	166,965
LinkedIn Corp. Class Aa	5,186	1,249,152
Pandora Media Inc.[a,b]	9,184	105,708
Rackspace Hosting Inc.[a,b]	5,409	139,823
Twitter Inc.[a]	25,790	733,983
VeriSign Inc.[a,b]	4,507	363,264
Yahoo! Inc.[a]	39,082	1,392,101
Yelp Inc.[a,b]	2,886	64,214
Zillow Group Inc. Class Aa,b	1,906	58,724
Zillow Group Inc. Class Ca,b	4,363	120,811

		36,521,555
IT SERVICES — 3.68%
Accenture PLC Class A	28,149	3,017,573
Acxiom Corp.[a]	3,299	72,974
Alliance Data Systems Corp.[a]	2,772	824,143
Amdocs Ltd.	7,000	416,990
Automatic Data Processing Inc.	21,020	1,828,530
Booz Allen Hamilton Holding Corp.	4,542	133,807
Broadridge Financial Solutions Inc.	5,234	311,842
CACI International Inc. Class Aa	1,032	100,145
Cognizant Technology Solutions Corp. Class Aa	27,414	1,867,168
Computer Sciences Corp.	6,290	418,851
Convergys Corp.	4,362	111,973
CoreLogic Inc./U.S.[a]	4,079	158,999

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
DST Systems Inc.	1,545	$188,722
EPAM Systems Inc.[a]	1,890	146,192
Euronet Worldwide Inc.[a]	2,152	172,676
Fidelity National Information Services Inc.	12,600	918,792
Fiserv Inc.[a]	10,585	1,021,558
FleetCor Technologies Inc.[a]	3,475	503,388
Gartner Inc.[a]	3,695	335,026
Genpact Ltd.[a]	6,969	172,692
Global Payments Inc.	2,968	404,865
International Business Machines Corp.	40,601	5,687,388
Jack Henry & Associates Inc.	3,712	287,086
Leidos Holdings Inc.	2,853	149,982
MasterCard Inc. Class A	44,905	4,445,146
MAXIMUS Inc.	3,040	207,328
NeuStar Inc. Class Aa,b	2,721	73,984
Paychex Inc.	14,447	745,176
PayPal Holdings Inc.[a]	49,876	1,796,035
Sabre Corp.	6,151	180,347
Science Applications International Corp.	1,797	82,410
Teradata Corp.[a]	6,539	183,811
Total System Services Inc.	7,489	392,798
Vantiv Inc. Class Aa	6,539	327,931
VeriFone Systems Inc.[a]	5,205	156,879
Visa Inc. Class A	87,874	6,817,265
Western Union Co. (The)	22,814	439,170
WEX Inc.[a]	1,706	153,386
Xerox Corp.	45,335	425,696

		35,678,724
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	4,224	227,293
Hasbro Inc.	5,126	393,831
Mattel Inc.	15,115	371,527
Polaris Industries Inc.	2,810	315,675
Vista Outdoor Inc.[a]	2,774	124,053

		1,432,379
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Agilent Technologies Inc.	14,745	556,771
Bio-Rad Laboratories Inc. Class Aa	900	125,532
Bio-Techne Corp.	1,653	145,795
Bruker Corp.[a]	5,255	96,534
Charles River Laboratories International Inc.[a]	2,156	140,657
Illumina Inc.[a]	6,506	932,180

Security	Shares	Value
Mettler-Toledo International Inc.[a]	1,269	$394,646
PAREXEL International Corp.[a]	2,503	157,989
PerkinElmer Inc.	5,039	260,214
Quintiles Transnational Holdings Inc.[a]	4,413	280,888
Thermo Fisher Scientific Inc.	17,913	2,342,662
Waters Corp.[a]	3,672	469,282

		5,903,150
MACHINERY — 1.50%
Actuant Corp. Class A	2,797	63,772
AGCO Corp.	3,382	163,655
Allison Transmission Holdings Inc.	8,063	231,408
Caterpillar Inc.	27,194	1,984,890
CLARCOR Inc.	2,241	111,736
Colfax Corp.[a,b]	4,363	117,627
Crane Co.	2,155	113,439
Cummins Inc.	7,440	770,114
Deere & Co.	14,068	1,097,304
Donaldson Co. Inc.	5,667	171,143
Dover Corp.	7,180	462,607
Flowserve Corp.	6,095	282,564
Graco Inc.	2,688	197,299
Hillenbrand Inc.	2,766	82,067
IDEX Corp.	3,574	274,340
Illinois Tool Works Inc.	14,868	1,366,964
Ingersoll-Rand PLC	11,986	710,290
ITT Corp.	4,120	163,070
Joy Global Inc.	4,480	76,966
Kennametal Inc.	3,524	99,095
Lincoln Electric Holdings Inc.	3,072	183,736
Manitowoc Co. Inc. (The)	5,916	90,515
Middleby Corp. (The)[a,b]	2,570	300,536
Mueller Industries Inc.	2,505	78,958
Navistar International Corp.[a,b]	2,993	36,814
Nordson Corp.	2,472	176,105
Oshkosh Corp.	3,656	150,225
PACCAR Inc.	15,939	839,188
Parker-Hannifin Corp.	6,274	656,888
Pentair PLC	8,107	453,344
Snap-on Inc.	2,580	427,996
SPX Corp.	1,899	23,263
SPX FLOW Inc.[a]	1,899	64,376
Stanley Black & Decker Inc.	6,932	734,653
Terex Corp.	4,946	99,217
Timken Co. (The)	3,203	101,215
Toro Co. (The)	2,476	186,369

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Trinity Industries Inc.	7,058	$191,060
Valmont Industries Inc.	1,025	111,151
WABCO Holdings Inc.[a]	2,482	278,555
Wabtec Corp./DE	4,364	361,645
Woodward Inc.	2,704	123,032
Xylem Inc./NY	8,314	302,713

		14,511,904
MARINE — 0.02%
Kirby Corp.[a]	2,536	165,575

		165,575
MEDIA — 3.44%
AMC Networks Inc. Class Aa,b	2,669	197,212
Cable One Inc.[a]	202	87,555
Cablevision Systems Corp. Class A	10,209	332,711
CBS Corp. Class A	341	17,105
CBS Corp. Class B NVS	20,054	932,912
Charter Communications Inc. Class Aa,b	3,437	656,261
Cinemark Holdings Inc.	4,992	176,916
Comcast Corp. Class A	95,272	5,965,933
Comcast Corp. Class A Special NVS	16,650	1,044,122
Discovery Communications Inc. Class Aa,b	6,600	194,304
Discovery Communications Inc. Class C NVS[a]	11,813	325,094
DISH Network Corp. Class Aa	10,163	639,964
DreamWorks Animation SKG Inc. Class Aa,b	3,199	64,748
Gannett Co. Inc.	5,129	81,141
Interpublic Group of Companies Inc. (The)	18,707	428,952
John Wiley & Sons Inc. Class A	2,043	106,910
Liberty Broadband Corp. Class Aa	1,099	59,961
Liberty Broadband Corp. Class Ca,b	2,879	154,804
Liberty Global PLC Series Aa	11,288	502,542
Liberty Global PLC Series C NVS[a]	27,675	1,180,062
Liberty Global PLC LiLAC Class Aa	564	21,782
Liberty Global PLC LiLAC Class Ca	1,331	51,456
Liberty Media Corp. Class Aa	4,468	182,116
Liberty Media Corp. Class Ca	8,936	349,844
Lions Gate Entertainment Corp.	4,245	165,428
Live Nation Entertainment Inc.[a]	6,831	186,350
Madison Square Garden Co. (The)[a,b]	916	163,506
Meredith Corp.	1,620	76,172
MSG Networks Inc. Class Aa,b	2,749	56,409

Security	Shares	Value
New York Times Co. (The) Class A	5,654	$75,085
News Corp. Class A	17,193	264,772
News Corp. Class B	5,011	77,570
Omnicom Group Inc.	10,963	821,348
Regal Entertainment Group Class A	3,535	68,508
Scripps Networks Interactive Inc. Class A	4,390	263,751
Sinclair Broadcast Group Inc. Class A	3,338	100,173
Sirius XM Holdings Inc.[a]	100,888	411,623
Starz Series Aa,b	3,773	126,433
TEGNA Inc.	10,256	277,322
Time Inc.	4,970	92,343
Time Warner Cable Inc.	12,723	2,409,736
Time Warner Inc.	36,784	2,771,307
Tribune Media Co.	3,648	147,124
Twenty-First Century Fox Inc. Class A	55,095	1,690,866
Twenty-First Century Fox Inc. Class B	19,533	603,179
Viacom Inc. Class A	323	16,580
Viacom Inc. Class B NVS	15,679	773,131
Walt Disney Co. (The)	69,923	7,953,042

		33,346,165
METALS & MINING — 0.34%
Alcoa Inc.	59,098	527,745
Allegheny Technologies Inc.	4,800	70,560
Carpenter Technology Corp.	2,415	80,444
Commercial Metals Co.	5,128	73,689
Compass Minerals International Inc.	1,461	118,692
Freeport-McMoRan Inc.	50,943	599,599
Newmont Mining Corp.	23,831	463,751
Nucor Corp.	14,430	610,389
Reliance Steel & Aluminum Co.	3,475	208,361
Royal Gold Inc.	2,908	139,119
Steel Dynamics Inc.	10,709	197,795
Stillwater Mining Co.[a,b]	5,093	47,569
U.S. Steel Corp.[b]	6,445	75,277
Worthington Industries Inc.	2,403	73,772

		3,286,762
MULTI-UTILITIES — 1.09%
Alliant Energy Corp.	5,216	307,848
Ameren Corp.	10,830	473,054
Avista Corp.	2,668	90,312
Black Hills Corp.	1,978	90,553
CenterPoint Energy Inc.	19,073	353,804
CMS Energy Corp.	12,702	458,161
Consolidated Edison Inc.	13,226	869,610

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Dominion Resources Inc./VA	26,819	$1,915,681
DTE Energy Co.	8,101	660,961
MDU Resources Group Inc.	8,479	159,914
NiSource Inc.	14,274	273,490
NorthWestern Corp.	2,290	124,095
PG&E Corp.	22,074	1,178,752
Public Service Enterprise Group Inc.	22,812	941,908
SCANA Corp.	6,482	383,864
Sempra Energy	10,562	1,081,654
TECO Energy Inc.	10,446	282,042
Vectren Corp.	3,673	167,011
WEC Energy Group Inc.	14,133	728,697

		10,541,411
MULTILINE RETAIL — 0.61%
Big Lots Inc.	2,274	104,831
Burlington Stores Inc.[a]	3,496	168,088
Dillard’s Inc. Class A	1,113	99,591
Dollar General Corp.	13,296	901,070
Dollar Tree Inc.[a]	10,592	693,670
JC Penney Co. Inc.[a,b]	14,617	134,038
Kohl’s Corp.	8,879	409,499
Macy’s Inc.	14,936	761,437
Nordstrom Inc.	6,209	404,889
Target Corp.	28,364	2,189,134

		5,866,247
OIL, GAS & CONSUMABLE FUELS — 5.51%
Anadarko Petroleum Corp.	22,776	1,523,259
Antero Resources Corp.[a,b]	3,155	74,363
Apache Corp.	16,926	797,722
Cabot Oil & Gas Corp.	18,650	404,892
California Resources Corp.	14,300	57,772
Carrizo Oil & Gas Inc.[a]	2,499	94,037
Cheniere Energy Inc.[a]	10,458	517,880
Chesapeake Energy Corp.[b]	23,309	166,193
Chevron Corp.	84,731	7,700,353
Cimarex Energy Co.	4,215	497,623
Cobalt International Energy Inc.[a]	15,256	117,014
Columbia Pipeline Group Inc.	14,274	296,471
Concho Resources Inc.[a]	5,717	662,657
ConocoPhillips	55,626	2,967,647
CONSOL Energy Inc.	10,187	67,845
Continental Resources Inc./OKa,b	3,794	128,655
Denbury Resources Inc.	16,173	57,252
Devon Energy Corp.	17,367	728,198
Diamondback Energy Inc.[a]	2,852	210,592

Security	Shares	Value
Energen Corp.	3,640	$211,666
EOG Resources Inc.	24,698	2,120,323
EQT Corp.	6,896	455,619
Exxon Mobil Corp.	187,780	15,536,917
Gulfport Energy Corp.[a]	4,774	145,464
Hess Corp.	10,881	611,621
HollyFrontier Corp.	8,509	416,686
Kinder Morgan Inc./DE	80,716	2,207,583
Marathon Oil Corp.	30,552	561,546
Marathon Petroleum Corp.	24,194	1,253,249
Murphy Oil Corp.	7,571	215,244
Newfield Exploration Co.[a]	7,564	303,997
Noble Energy Inc.	19,181	687,447
Oasis Petroleum Inc.[a]	6,026	70,082
Occidental Petroleum Corp.	34,444	2,567,456
ONEOK Inc.	9,371	317,864
PBF Energy Inc.	4,323	146,982
Phillips 66	21,607	1,924,103
Pioneer Natural Resources Co.	6,723	921,992
QEP Resources Inc.	7,388	114,219
Range Resources Corp.	7,572	230,492
SemGroup Corp. Class A	1,987	90,508
SM Energy Co.	2,990	99,717
Southwestern Energy Co.[a]	17,350	191,544
Spectra Energy Corp.	30,193	862,614
Targa Resources Corp.	2,169	123,958
Teekay Corp.	2,136	68,630
Tesoro Corp.	5,555	593,996
Ultra Petroleum Corp.[a,b]	6,734	36,902
Valero Energy Corp.	22,432	1,478,717
Western Refining Inc.	3,182	132,435
Whiting Petroleum Corp.[a,b]	9,181	158,189
Williams Companies Inc. (The)	30,615	1,207,456
World Fuel Services Corp.	3,220	143,161
WPX Energy Inc.[a]	10,830	74,294

		53,353,098
PAPER & FOREST PRODUCTS — 0.12%
Domtar Corp.	2,873	118,483
International Paper Co.	18,850	804,706
KapStone Paper and Packaging Corp.	3,928	85,434
Louisiana-Pacific Corp.[a]	6,213	109,722

		1,118,345
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	19,213	77,428
Edgewell Personal Care Co.	2,764	234,139

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	10,228	$822,945
Herbalife Ltd.[a,b]	3,031	169,857
Nu Skin Enterprises Inc. Class A	2,633	100,607

		1,404,976
PHARMACEUTICALS — 4.90%
Akorn Inc.[a]	3,663	97,949
Allergan PLC[a]	17,739	5,471,949
Bristol-Myers Squibb Co.	75,159	4,956,736
Catalent Inc.[a]	4,583	121,816
Eli Lilly & Co.	43,843	3,576,273
Endo International PLC[a]	9,315	558,807
Horizon Pharma PLC[a]	6,087	95,688
Impax Laboratories Inc.[a]	2,903	100,531
Jazz Pharmaceuticals PLC[a]	2,794	383,560
Johnson & Johnson	124,710	12,599,451
Mallinckrodt PLC[a]	5,257	345,227
Merck & Co. Inc.	126,833	6,932,692
Mylan NVa	18,686	823,866
Pacira Pharmaceuticals Inc./DEa,b	1,665	83,167
Perrigo Co. PLC	6,601	1,041,242
Pfizer Inc.	277,542	9,386,470
Theravance Inc.[b]	3,428	30,098
Zoetis Inc.	20,714	890,909

		47,496,431
PROFESSIONAL SERVICES — 0.30%
Advisory Board Co. (The)[a]	1,906	83,540
CEB Inc.	1,476	110,346
Dun & Bradstreet Corp. (The)	1,595	181,623
Equifax Inc.	5,294	564,182
FTI Consulting Inc.[a,b]	1,840	62,578
IHS Inc. Class Aa	3,089	369,259
ManpowerGroup Inc.	3,535	324,442
Robert Half International Inc.	5,946	313,116
Towers Watson & Co. Class A	3,075	379,947
Verisk Analytics Inc. Class Aa,b	7,075	506,641

		2,895,674
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.77%
Alexandria Real Estate Equities Inc.	3,206	287,706
American Campus Communities Inc.	5,012	203,337
American Capital Agency Corp.	15,804	281,785
American Homes 4 Rent Class A	6,495	107,167
American Tower Corp.	19,010	1,943,392
Annaly Capital Management Inc.	42,400	421,880

Security	Shares	Value
Apartment Investment & Management Co. Class A	6,908	$270,725
Apple Hospitality REIT Inc.	6,854	135,161
AvalonBay Communities Inc.	5,999	1,048,805
BioMed Realty Trust Inc.	9,144	214,061
Blackstone Mortgage Trust Inc. Class A	4,314	118,721
Boston Properties Inc.	6,908	869,372
Brandywine Realty Trust	8,011	108,148
Brixmor Property Group Inc.[b]	7,778	199,272
Camden Property Trust	3,914	288,814
Care Capital Properties Inc.	3,660	120,597
CBL & Associates Properties Inc.	6,739	98,255
Chimera Investment Corp.	9,098	128,100
Colony Capital Inc.	5,158	104,914
Columbia Property Trust Inc.	5,567	138,284
Communications Sales & Leasing Inc./CSL Capital LLC[a]	5,297	106,417
Corporate Office Properties Trust	4,378	100,694
Corrections Corp. of America	5,175	147,487
Cousins Properties Inc.	9,663	97,017
Crown Castle International Corp.	15,021	1,283,695
CubeSmart	7,315	203,503
CYS Investments Inc.	7,810	60,293
DCT Industrial Trust Inc.[b]	3,862	143,357
DDR Corp.[b]	13,710	230,328
DiamondRock Hospitality Co.	8,616	100,635
Digital Realty Trust Inc.[b]	6,069	448,863
Douglas Emmett Inc.	6,218	189,960
Duke Realty Corp.	15,659	324,141
DuPont Fabros Technology Inc.	2,954	94,794
EastGroup Properties Inc.	1,350	75,816
EPR Properties[b]	2,481	140,946
Equinix Inc.[b]	2,546	755,347
Equity Commonwealth[a]	5,996	172,145
Equity Lifestyle Properties Inc.	3,658	221,236
Equity Residential	16,369	1,265,651
Essex Property Trust Inc.	2,931	646,110
Extra Space Storage Inc.	5,573	441,604
Federal Realty Investment Trust	3,088	443,097
Gaming and Leisure Properties Inc.	4,129	120,443
General Growth Properties Inc.	26,377	763,614
GEO Group Inc. (The)	3,469	111,945
Hatteras Financial Corp.	4,433	63,436
HCP Inc.	20,691	769,705
Healthcare Realty Trust Inc.	4,320	113,875

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
Healthcare Trust of America Inc. Class A	5,547	$145,942
Highwoods Properties Inc.	4,229	183,750
Hospitality Properties Trust	6,517	174,916
Host Hotels & Resorts Inc.	34,253	593,604
Invesco Mortgage Capital Inc.	5,815	70,071
Iron Mountain Inc.[b]	8,479	259,797
Kilroy Realty Corp.	4,086	269,022
Kimco Realty Corp.	18,529	496,021
Kite Realty Group Trust	3,933	103,871
Lamar Advertising Co. Class A	3,726	210,258
LaSalle Hotel Properties	4,977	146,374
Lexington Realty Trust	9,116	80,585
Liberty Property Trust	6,998	238,072
Macerich Co. (The)	6,073	514,626
Mack-Cali Realty Corp.	3,968	86,344
Medical Properties Trust Inc.	10,566	119,396
MFA Financial Inc.[b]	16,543	114,478
Mid-America Apartment Communities Inc.	3,363	286,494
National Retail Properties Inc.	5,897	224,086
New Residential Investment Corp.	10,754	130,446
NorthStar Realty Finance Corp.	16,207	194,646
Omega Healthcare Investors Inc.[b]	7,527	259,832
Outfront Media Inc.	6,090	143,785
Paramount Group Inc.	7,554	134,235
Pebblebrook Hotel Trust	3,323	113,580
Piedmont Office Realty Trust Inc. Class A	6,754	130,893
Plum Creek Timber Co. Inc.	7,899	321,805
Post Properties Inc.	2,435	145,467
Potlatch Corp.	1,779	55,576
Prologis Inc.	23,649	1,010,522
Public Storage	6,585	1,510,994
Rayonier Inc.	5,571	126,183
Realty Income Corp.[b]	11,182	553,062
Redwood Trust Inc.	3,652	48,499
Regency Centers Corp.[b]	4,152	282,170
Retail Properties of America Inc. Class A	10,917	163,427
RLJ Lodging Trust	5,899	148,006
Ryman Hospitality Properties Inc.	2,271	119,455
Senior Housing Properties Trust	10,325	156,837
Simon Property Group Inc.	13,954	2,811,173
SL Green Realty Corp.	4,431	525,605

Security	Shares	Value
Sovran Self Storage Inc.	1,584	$158,194
Spirit Realty Capital Inc.	19,771	201,269
Starwood Property Trust Inc.	10,784	216,651
Strategic Hotels & Resorts Inc.[a]	12,316	173,656
Sun Communities Inc.	2,448	164,065
Sunstone Hotel Investors Inc.	9,096	131,528
Tanger Factory Outlet Centers Inc.	4,153	145,147
Taubman Centers Inc.	2,714	208,924
Two Harbors Investment Corp.	16,412	138,846
UDR Inc.	11,641	401,149
Urban Edge Properties	3,849	91,375
Ventas Inc.	14,960	803,651
VEREIT Inc.	41,009	338,734
Vornado Realty Trust	8,048	809,226
Washington REIT[b]	2,916	78,761
Weingarten Realty Investors	5,385	192,568
Welltower Inc.	15,728	1,020,275
Weyerhaeuser Co.	23,028	675,411
WP Carey Inc.	4,426	280,476
WP GLIMCHER Inc.	8,230	95,633
Xenia Hotels & Resorts Inc.	5,030	87,220

		36,541,314
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Alexander & Baldwin Inc.	1,917	72,348
CBRE Group Inc. Class Aa	13,136	489,710
Forest City Enterprises Inc. Class Aa	9,487	209,663
Howard Hughes Corp. (The)[a]	1,651	204,030
Jones Lang LaSalle Inc.	2,032	338,755
Realogy Holdings Corp.[a]	6,498	254,072
St. Joe Co. (The)[a,b]	3,144	62,314

		1,630,892
ROAD & RAIL — 0.80%
Avis Budget Group Inc.[a,b]	4,820	240,711
CSX Corp.	44,391	1,198,113
Genesee & Wyoming Inc. Class Aa	2,253	151,176
Hertz Global Holdings Inc.[a]	18,227	355,427
JB Hunt Transport Services Inc.	4,106	313,575
Kansas City Southern	4,992	413,138
Landstar System Inc.	2,053	129,421
Norfolk Southern Corp.	13,600	1,088,408
Old Dominion Freight Line Inc.[a]	3,124	193,501
Ryder System Inc.	2,351	168,755
Union Pacific Corp.	38,978	3,482,684

		7,734,909

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.36%
Advanced Micro Devices Inc.[a,b]	26,585	$56,360
Altera Corp.	13,711	720,513
Analog Devices Inc.	13,992	841,199
Applied Materials Inc.	54,178	908,565
Atmel Corp.	18,492	140,539
Avago Technologies Ltd.	11,724	1,443,576
Broadcom Corp. Class A	25,125	1,291,425
Cavium Inc.[a]	2,513	178,297
Cree Inc.[a,b]	5,029	126,681
Cypress Semiconductor Corp.	15,274	160,988
Fairchild Semiconductor International Inc.[a]	5,606	93,508
First Solar Inc.[a]	3,411	194,666
Freescale Semiconductor Ltd.[a]	5,145	172,306
Integrated Device Technology Inc.[a]	6,433	164,042
Intel Corp.	214,062	7,248,139
KLA-Tencor Corp.	7,173	481,452
Lam Research Corp.	7,194	550,988
Linear Technology Corp.	10,641	472,673
Marvell Technology Group Ltd.	21,255	174,504
Maxim Integrated Products Inc.	12,628	517,495
Microchip Technology Inc.	9,517	459,576
Micron Technology Inc.[a]	48,410	801,670
Microsemi Corp.[a]	4,163	149,910
NVIDIA Corp.	22,800	646,836
ON Semiconductor Corp.[a]	18,630	204,930
Qorvo Inc.[a]	6,667	292,881
Semtech Corp.[a]	3,086	54,005
Silicon Laboratories Inc.[a]	1,692	84,549
Skyworks Solutions Inc.	8,524	658,394
SunEdison Inc.[a,b]	13,313	97,185
Synaptics Inc.[a]	1,641	139,633
Teradyne Inc.	9,947	194,165
Texas Instruments Inc.	46,248	2,623,187
Xilinx Inc.	11,633	553,963

		22,898,800
SOFTWARE — 4.28%
ACI Worldwide Inc.[a]	5,588	133,833
Activision Blizzard Inc.	22,787	792,076
Adobe Systems Inc.[a]	22,308	1,977,827
ANSYS Inc.[a]	4,147	395,251
Aspen Technology Inc.[a]	3,767	155,916
Autodesk Inc.[a]	10,272	566,912

Security	Shares	Value
Blackbaud Inc.	2,147	$134,595
CA Inc.	14,139	391,792
Cadence Design Systems Inc.[a,b]	12,909	286,838
CDK Global Inc.	7,151	356,048
Citrix Systems Inc.[a]	7,318	600,808
CommVault Systems Inc.[a]	1,987	80,513
Electronic Arts Inc.[a]	14,081	1,014,818
Fair Isaac Corp.	1,467	135,507
FireEye Inc.[a,b]	6,077	158,914
Fortinet Inc.[a]	6,597	226,673
Guidewire Software Inc.[a]	3,228	187,966
Intuit Inc.	12,468	1,214,757
Manhattan Associates Inc.[a]	3,247	236,544
Mentor Graphics Corp.	4,225	114,920
Microsoft Corp.	360,221	18,962,033
NetSuite Inc.[a,b]	1,655	140,791
Nuance Communications Inc.[a]	10,923	185,363
Oracle Corp.	146,415	5,686,759
Proofpoint Inc.[a,b]	1,866	131,441
PTC Inc.[a]	5,340	189,250
Qlik Technologies Inc.[a]	4,367	136,993
Red Hat Inc.[a]	8,358	661,201
salesforce.com inc.[a]	27,863	2,165,234
ServiceNow Inc.[a,b]	6,662	543,952
SolarWinds Inc.[a]	2,996	173,858
Solera Holdings Inc.	3,080	168,353
Splunk Inc.[a,b]	5,637	316,574
SS&C Technologies Holdings Inc.	3,570	264,715
Symantec Corp.	30,879	636,107
Synopsys Inc.[a]	7,176	358,656
Tableau Software Inc. Class Aa	2,300	193,108
Take-Two Interactive Software Inc.[a]	3,996	132,667
Tyler Technologies Inc.[a]	1,532	260,992
Ultimate Software Group Inc. (The)[a]	1,306	266,881
Verint Systems Inc.[a]	2,772	131,892
VMware Inc. Class Aa	3,525	212,029
Workday Inc. Class Aa	4,904	387,269

		41,468,626
SPECIALTY RETAIL — 2.60%
Aaron’s Inc.	3,106	76,625
Abercrombie & Fitch Co. Class Ab	3,340	70,775
Advance Auto Parts Inc.	3,327	660,177
American Eagle Outfitters Inc.	8,281	126,534
Asbury Automotive Group Inc.[a]	1,241	98,287
Ascena Retail Group Inc.[a,b]	7,319	97,489

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
AutoNation Inc.[a]	3,588	$226,726
AutoZone Inc.[a]	1,393	1,092,683
Bed Bath & Beyond Inc.[a,b]	7,548	450,087
Best Buy Co. Inc.	13,889	486,532
Cabela’s Inc.[a,b]	2,042	79,985
CarMax Inc.[a,b]	9,462	558,353
Chico’s FAS Inc.	5,987	82,740
CST Brands Inc.	3,360	120,725
Dick’s Sporting Goods Inc.	4,297	191,431
DSW Inc. Class A	3,338	83,250
Foot Locker Inc.	6,269	424,725
GameStop Corp. Class Ab	4,756	219,109
Gap Inc. (The)	10,735	292,207
Genesco Inc.[a]	1,093	68,476
GNC Holdings Inc. Class A	3,916	116,501
Group 1 Automotive Inc.	952	82,776
Guess? Inc.	2,741	57,698
Home Depot Inc. (The)	57,820	7,148,865
L Brands Inc.	11,624	1,115,672
Lithia Motors Inc. Class A	1,080	126,781
Lowe’s Companies Inc.	41,736	3,081,369
Men’s Wearhouse Inc. (The)	2,028	81,079
Murphy USA Inc.[a]	1,748	107,275
O’Reilly Automotive Inc.[a]	4,486	1,239,302
Office Depot Inc.[a]	22,104	168,432
Restoration Hardware Holdings Inc.[a,b]	1,667	171,851
Ross Stores Inc.	18,722	946,959
Sally Beauty Holdings Inc.[a]	7,287	171,317
Signet Jewelers Ltd.	3,592	542,176
Staples Inc.	28,939	375,918
Tiffany & Co.	5,042	415,662
TJX Companies Inc. (The)	30,426	2,226,879
Tractor Supply Co.	6,162	569,307
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,868	498,917
Urban Outfitters Inc.[a,b]	4,446	127,156
Williams-Sonoma Inc.	3,845	283,569

		25,162,377
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.93%
3D Systems Corp.[a,b]	4,592	46,196
Apple Inc.	256,860	30,694,770
Diebold Inc.	2,822	104,047
Electronics For Imaging Inc.[a]	2,069	96,084
EMC Corp./MA	86,768	2,275,057

Security	Shares	Value
Hewlett-Packard Co.	81,226	$2,189,853
Lexmark International Inc. Class A	2,818	91,557
NCR Corp.[a]	7,462	198,489
NetApp Inc.	13,541	460,394
SanDisk Corp.	9,364	721,028
Seagate Technology PLC	13,629	518,720
Western Digital Corp.	10,249	684,838

		38,081,033
TEXTILES, APPAREL & LUXURY GOODS — 0.92%
Carter’s Inc.	2,424	220,293
Coach Inc.	12,276	383,011
Deckers Outdoor Corp.[a,b]	1,533	85,327
Fossil Group Inc.[a,b]	1,772	96,415
G-III Apparel Group Ltd.[a]	1,856	102,247
Hanesbrands Inc.	18,140	579,392
Kate Spade & Co.[a]	5,884	105,735
lululemon athletica Inc.[a,b]	5,049	248,259
Michael Kors Holdings Ltd.[a]	8,596	332,149
NIKE Inc. Class B	30,575	4,006,242
PVH Corp.	3,788	344,519
Ralph Lauren Corp.	2,740	303,510
Skechers U.S.A. Inc. Class Aa	5,658	176,530
Steven Madden Ltd.[a]	2,521	87,857
Under Armour Inc. Class Aa	8,005	761,115
VF Corp.	15,234	1,028,600
Wolverine World Wide Inc.	4,472	83,045

		8,944,246
THRIFTS & MORTGAGE FINANCE — 0.10%
Capitol Federal Financial Inc.	6,252	81,151
Hudson City Bancorp Inc.	21,220	214,746
MGIC Investment Corp.[a]	15,092	141,865
New York Community Bancorp Inc.	19,653	324,667
Radian Group Inc.	9,587	138,724
Washington Federal Inc.	4,405	109,861

		1,011,014
TOBACCO — 1.38%
Altria Group Inc.	88,354	5,342,766
Philip Morris International Inc.	69,782	6,168,729
Reynolds American Inc.	37,403	1,807,313

		13,318,808
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Air Lease Corp.	4,395	148,155
Applied Industrial Technologies Inc.	1,915	79,109
Fastenal Co.	13,181	516,168

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2015

Security	Shares	Value
GATX Corp.	2,062	$96,295
HD Supply Holdings Inc.[a]	8,204	244,397
MRC Global Inc.[a]	4,540	54,026
MSC Industrial Direct Co. Inc. Class A	2,097	131,629
NOW Inc.[a,b]	4,803	79,297
United Rentals Inc.[a]	4,230	316,658
Watsco Inc.	1,194	146,898
WESCO International Inc.[a,b]	1,947	95,267
WW Grainger Inc.	2,744	576,240

		2,484,139
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	3,385	269,277

		269,277
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	8,157	467,885
Aqua America Inc.	7,831	223,967

		691,852
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa	5,763	685,912
Sprint Corp.[a,b]	35,194	166,468
T-Mobile U.S. Inc.[a]	12,370	468,699
Telephone & Data Systems Inc.	4,502	128,937

		1,450,016

TOTAL COMMON STOCKS
(Cost: $679,132,349)		967,586,456

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	26,989,381	26,989,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,396,531	1,396,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,067,722	1,067,722

		29,453,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,453,634)		29,453,634

Value
TOTAL INVESTMENTS IN SECURITIES — 102.93%
(Cost: $708,585,983)	$997,040,090
Other Assets, Less Liabilities — (2.93)%	(28,390,676)

NET ASSETS — 100.00%	$968,649,414

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 100.00%

AIR FREIGHT & LOGISTICS — 28.84%
CH Robinson Worldwide Inc.	661,682	$45,907,497
Expeditors International of Washington Inc.	749,752	37,330,152
FedEx Corp.	706,172	110,198,141
United Parcel Service Inc. Class B	719,891	74,163,171

		267,598,961
AIRLINES — 22.60%
Alaska Air Group Inc.	595,646	45,418,007
American Airlines Group Inc.	694,740	32,110,883
Delta Air Lines Inc.	728,046	37,013,859
JetBlue Airways Corp.[a,b]	746,011	18,530,913
Southwest Airlines Co.	729,584	33,772,443
United Continental Holdings Inc.[b]	710,045	42,822,814

		209,668,919
MARINE — 8.37%
Kirby Corp.[a,b]	695,157	45,386,801
Matson Inc.	703,759	32,253,275

		77,640,076
ROAD & RAIL — 40.19%
Avis Budget Group Inc.[a,b]	713,382	35,626,297
CSX Corp.	748,170	20,193,108
JB Hunt Transport Services Inc.	589,545	45,023,552
Kansas City Southern	698,640	57,819,446
Landstar System Inc.	695,449	43,841,105
Norfolk Southern Corp.	702,616	56,230,358
Ryder System Inc.	718,929	51,604,724
Union Pacific Corp.	699,234	62,476,558

		372,815,148

TOTAL COMMON STOCKS
(Cost: $1,055,098,920)		927,723,104

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	14,160,560	14,160,560

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	732,720	$732,720

		14,893,280

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,893,280)		14,893,280

TOTAL INVESTMENTS IN SECURITIES — 101.60%
(Cost: $1,069,992,200)		942,616,384
Other Assets, Less Liabilities — (1.60)%		(14,862,291)

NET ASSETS — 100.00%		$927,754,093

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.79%

ELECTRIC UTILITIES — 0.40%
OGE Energy Corp.	154,599	$4,407,617

		4,407,617
ELECTRICAL EQUIPMENT — 0.12%
Solarcity Corp.[a,b]	45,840	1,359,156

		1,359,156
ENERGY EQUIPMENT & SERVICES — 16.98%
Atwood Oceanics Inc.	45,390	751,204
Baker Hughes Inc.	337,463	17,777,551
Bristow Group Inc.	27,152	942,989
Cameron International Corp.[a]	148,273	10,084,047
Core Laboratories NV	32,954	3,833,539
Diamond Offshore Drilling Inc.	50,309	1,000,143
Dril-Quip Inc.[a,b]	29,859	1,838,120
Ensco PLC Class A	182,520	3,035,308
Exterran Holdings Inc.	54,151	1,177,243
FMC Technologies Inc.[a,b]	177,670	6,010,576
Halliburton Co.	661,761	25,398,387
Helmerich & Payne Inc.	83,422	4,694,156
Nabors Industries Ltd.	225,769	2,266,721
National Oilwell Varco Inc.	297,150	11,184,726
Noble Corp. PLC[b]	187,318	2,523,173
Oceaneering International Inc.	75,751	3,183,057
Oil States International Inc.[a,b]	39,497	1,185,305
Patterson-UTI Energy Inc.	113,584	1,691,266
Rowan Companies PLC Class A	96,470	1,898,530
Schlumberger Ltd.	979,720	76,574,915
Superior Energy Services Inc.	116,315	1,647,020
Transocean Ltd.[b]	264,586	4,188,396
U.S. Silica Holdings Inc.	41,781	754,565
Weatherford International PLC[a,b]	600,253	6,146,591

		189,787,528
OIL, GAS & CONSUMABLE FUELS — 81.99%
Anadarko Petroleum Corp.	393,319	26,305,175
Antero Resources Corp.[a,b]	60,440	1,424,571
Apache Corp.	292,646	13,792,406
Cabot Oil & Gas Corp.	320,373	6,955,298
California Resources Corp.	244,015	985,821
Carrizo Oil & Gas Inc.[a,b]	41,375	1,556,941
Cheniere Energy Inc.[a]	183,154	9,069,786
Chesapeake Energy Corp.[b]	400,375	2,854,674
Chevron Corp.	1,456,855	132,398,982
Cimarex Energy Co.	73,133	8,634,082

Security	Shares	Value
Cobalt International Energy Inc.[a]	259,213	$1,988,164
Columbia Pipeline Group Inc.	245,906	5,107,468
Concho Resources Inc.[a]	98,539	11,421,656
ConocoPhillips	954,963	50,947,276
Continental Resources Inc./OKa,b	63,413	2,150,335
Denbury Resources Inc.	272,159	963,443
Devon Energy Corp.	299,114	12,541,850
Diamondback Energy Inc.[a,b]	51,216	3,781,789
Energen Corp.	61,015	3,548,022
EOG Resources Inc.	425,178	36,501,531
EQT Corp.	117,997	7,796,062
Exxon Mobil Corp.	3,228,039	267,087,947
Gulfport Energy Corp.[a]	83,790	2,553,081
Hess Corp.	186,680	10,493,283
HollyFrontier Corp.	145,990	7,149,130
Kinder Morgan Inc./DE	1,391,556	38,059,057
Marathon Oil Corp.	524,288	9,636,413
Marathon Petroleum Corp.	415,096	21,501,973
Murphy Oil Corp.	125,731	3,574,532
Newfield Exploration Co.[a]	126,175	5,070,973
Noble Energy Inc.	329,080	11,794,227
Oasis Petroleum Inc.[a]	108,514	1,262,018
Occidental Petroleum Corp.	591,458	44,087,279
ONEOK Inc.	161,946	5,493,208
PBF Energy Inc.	74,242	2,524,228
Phillips 66	370,707	33,011,458
Pioneer Natural Resources Co.	115,594	15,852,561
QEP Resources Inc.	125,050	1,933,273
Range Resources Corp.[b]	131,116	3,991,171
SemGroup Corp. Class A	33,875	1,543,006
SM Energy Co.	52,450	1,749,208
Southwestern Energy Co.[a,b]	297,643	3,285,979
Spectra Energy Corp.	519,781	14,850,143
Targa Resources Corp.	37,711	2,155,184
Teekay Corp.	36,303	1,166,415
Tesoro Corp.	95,306	10,191,071
Ultra Petroleum Corp.[a,b]	119,812	656,570
Valero Energy Corp.	384,871	25,370,696
Western Refining Inc.	54,763	2,279,236
Whiting Petroleum Corp.[a]	158,037	2,722,978
Williams Companies Inc. (The)	528,203	20,832,326
World Fuel Services Corp.	55,546	2,469,575
WPX Energy Inc.[a]	180,076	1,235,321

		916,308,852

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

October 31, 2015

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.30%
First Solar Inc.[a]	58,598	$3,344,188

		3,344,188

TOTAL COMMON STOCKS
(Cost: $1,522,184,222)		1,115,207,341

SHORT-TERM INVESTMENTS — 2.69%

MONEY MARKET FUNDS — 2.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	27,762,525	27,762,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,436,537	1,436,537
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	926,521	926,521

		30,125,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,125,583)		30,125,583

TOTAL INVESTMENTS IN SECURITIES — 102.48%
(Cost: $1,552,309,805)		1,145,332,924
Other Assets, Less Liabilities — (2.48)%		(27,740,015)

NET ASSETS — 100.00%		$1,117,592,909

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.94%

BIOTECHNOLOGY — 27.99%
AbbVie Inc.	1,077,703	$64,177,214
ACADIA Pharmaceuticals Inc.[a]	52,374	1,823,663
Agios Pharmaceuticals Inc.[a,b]	17,261	1,257,636
Alexion Pharmaceuticals Inc.[a]	147,394	25,941,344
Alkermes PLC[a]	97,385	7,003,929
Alnylam Pharmaceuticals Inc.[a,b]	47,871	4,114,512
Amgen Inc.	493,562	78,071,637
Anacor Pharmaceuticals Inc.[a]	28,598	3,214,701
Baxalta Inc.	352,509	12,147,460
Biogen Inc.[a]	145,005	42,125,403
BioMarin Pharmaceutical Inc.[a]	104,862	12,273,048
Bluebird Bio Inc.[a]	23,815	1,836,851
Celgene Corp.[a]	514,651	63,152,824
Cepheid[a]	46,772	1,562,185
Clovis Oncology Inc.[a,b]	21,726	2,170,645
Dyax Corp.[a]	95,983	2,642,412
Gilead Sciences Inc.	955,170	103,282,532
Halozyme Therapeutics Inc.[a,b]	72,722	1,138,099
Incyte Corp.[a]	106,895	12,563,369
Intercept Pharmaceuticals Inc.[a,b]	11,133	1,750,108
Intrexon Corp.[a,b]	32,630	1,096,368
Isis Pharmaceuticals Inc.[a,b]	78,377	3,773,853
Juno Therapeutics Inc.[a,b]	46,147	2,388,569
Kite Pharma Inc.[a,b]	24,980	1,699,889
Medivation Inc.[a]	102,709	4,319,940
Myriad Genetics Inc.[a,b]	45,250	1,826,742
Neurocrine Biosciences Inc.[a,b]	51,796	2,542,666
Novavax Inc.[a]	177,003	1,194,770
OPKO Health Inc.[a,b]	209,508	1,979,851
Portola Pharmaceuticals Inc.[a]	34,667	1,650,496
Puma Biotechnology Inc.[a,b]	14,781	1,218,250
Radius Health Inc.[a,b]	22,362	1,436,311
Regeneron Pharmaceuticals Inc.[a]	50,384	28,083,538
Seattle Genetics Inc.[a,b]	68,692	2,850,031
Ultragenyx Pharmaceutical Inc.[a,b]	22,771	2,262,299
United Therapeutics Corp.[a]	29,739	4,360,630
Vertex Pharmaceuticals Inc.[a]	159,560	19,903,514

		524,837,289
COMMERCIAL SERVICES & SUPPLIES — 0.09%
Healthcare Services Group Inc.[b]	46,856	1,745,855

		1,745,855

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 15.91%
Abbott Laboratories	970,648	$43,485,030
ABIOMED Inc.[a,b]	25,404	1,871,259
Alere Inc.[a]	55,829	2,574,833
Align Technology Inc.[a]	47,474	3,107,648
Baxter International Inc.	355,047	13,275,207
Becton Dickinson and Co.	137,115	19,541,630
Boston Scientific Corp.[a]	874,405	15,984,123
Cooper Companies Inc. (The)	31,703	4,830,269
CR Bard Inc.	48,314	9,003,314
DENTSPLY International Inc.	91,166	5,547,451
DexCom Inc.[a]	52,271	4,355,220
Edwards Lifesciences Corp.[a]	69,988	10,998,614
Haemonetics Corp.[a]	33,144	1,119,604
Halyard Health Inc.[a]	30,379	901,649
Hill-Rom Holdings Inc.	36,741	1,935,883
Hologic Inc.[a]	159,797	6,209,711
IDEXX Laboratories Inc.[a,b]	60,027	4,119,053
Intuitive Surgical Inc.[a]	24,098	11,967,067
Medtronic PLC	920,629	68,052,896
NuVasive Inc.[a,b]	32,217	1,519,354
ResMed Inc.	91,638	5,279,265
Sirona Dental Systems Inc.[a]	36,468	3,979,753
St. Jude Medical Inc.	183,365	11,700,521
STERIS Corp.	55,794	4,181,760
Stryker Corp.	206,275	19,724,016
Teleflex Inc.	27,171	3,613,743
Varian Medical Systems Inc.[a]	64,380	5,055,761
West Pharmaceutical Services Inc.	46,900	2,814,469
Zimmer Biomet Holdings Inc.	111,194	11,627,557

		298,376,660
HEALTH CARE PROVIDERS & SERVICES — 15.81%
Acadia Healthcare Co. Inc.[a,b]	35,454	2,177,230
Aetna Inc.	227,196	26,077,557
AmSurg Corp.[a]	31,718	2,223,115
Anthem Inc.	170,513	23,726,884
Brookdale Senior Living Inc.[a]	120,444	2,518,484
Centene Corp.[a]	77,244	4,594,473
Cigna Corp.	167,866	22,500,759
Community Health Systems Inc.[a]	77,174	2,163,959
DaVita HealthCare Partners Inc.[a]	110,876	8,593,999
Envision Healthcare Holdings Inc.[a]	121,193	3,417,642
Express Scripts Holding Co.[a]	440,150	38,020,157
HCA Holdings Inc.[a,b]	207,981	14,307,013
Health Net Inc./CAa	50,510	3,245,773

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2015

Security	Shares	Value
HealthSouth Corp.	59,593	$2,075,624
Henry Schein Inc.[a,b]	54,322	8,241,191
Humana Inc.	96,641	17,262,982
Laboratory Corp. of America Holdings[a]	65,534	8,043,643
LifePoint Health Inc.[a]	28,925	1,992,354
Magellan Health Inc.[a]	17,611	940,427
MEDNAX Inc.[a,b]	61,362	4,324,180
Molina Healthcare Inc.[a,b]	26,914	1,668,668
Owens & Minor Inc.[b]	41,066	1,472,216
Patterson Companies Inc.	56,581	2,681,939
Quest Diagnostics Inc.	93,571	6,358,149
Team Health Holdings Inc.[a]	47,413	2,829,134
Tenet Healthcare Corp.[a,b]	65,192	2,045,073
UnitedHealth Group Inc.	620,726	73,109,108
Universal Health Services Inc. Class B	59,752	7,295,122
WellCare Health Plans Inc.[a]	28,708	2,543,529

		296,450,384
LIFE SCIENCES TOOLS & SERVICES — 3.62%
Bio-Rad Laboratories Inc. Class Aa	13,470	1,878,796
Bio-Techne Corp.	24,211	2,135,410
Bruker Corp.[a]	72,625	1,334,121
Charles River Laboratories International Inc.[a]	30,476	1,988,254
Illumina Inc.[a]	94,151	13,489,955
PAREXEL International Corp.[a,b]	36,060	2,276,107
Quintiles Transnational Holdings Inc.[a]	62,452	3,975,070
Thermo Fisher Scientific Inc.	259,598	33,950,227
Waters Corp.[a]	53,614	6,851,869

		67,879,809
PHARMACEUTICALS — 36.52%
Akorn Inc.[a]	52,180	1,395,293
Allergan PLC[a]	256,231	79,039,577
Bristol-Myers Squibb Co.	1,085,481	71,587,472
Catalent Inc.[a,b]	64,813	1,722,729
Eli Lilly & Co.	635,194	51,812,775
Endo International PLC[a]	135,629	8,136,384
Horizon Pharma PLC[a]	94,769	1,489,769
Impax Laboratories Inc.[a]	44,282	1,533,486
Jazz Pharmaceuticals PLC[a]	40,003	5,491,612
Johnson & Johnson	1,801,864	182,042,320
Mallinckrodt PLC[a]	76,527	5,025,528
Merck & Co. Inc.	1,833,188	100,202,056

Security	Shares	Value
Mylan NVa	268,738	$11,848,658
Perrigo Co. PLC	95,166	15,011,485
Pfizer Inc.	4,013,437	135,734,439
Zoetis Inc.	298,711	12,847,560

		684,921,143

TOTAL COMMON STOCKS
(Cost: $1,945,603,143)		1,874,211,140

SHORT-TERM INVESTMENTS — 2.98%

MONEY MARKET FUNDS — 2.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	52,660,949	52,660,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,724,874	2,724,874
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	515,847	515,847

		55,901,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,901,670)		55,901,670

TOTAL INVESTMENTS IN SECURITIES — 102.92%
(Cost: $2,001,504,813)		1,930,112,810
Other Assets, Less Liabilities — (2.92)%		(54,709,886)

NET ASSETS — 100.00%		$1,875,402,924

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.91%

COMMERCIAL SERVICES & SUPPLIES — 0.11%
Pitney Bowes Inc.	151,168	$3,121,619

		3,121,619
COMMUNICATIONS EQUIPMENT — 9.05%
Arista Networks Inc.[a,b]	25,951	1,674,099
ARRIS Group Inc.[a]	100,435	2,838,293
Brocade Communications Systems Inc.	310,920	3,239,786
Ciena Corp.[a,b]	89,783	2,167,362
Cisco Systems Inc.	3,795,022	109,486,385
CommScope Holding Co. Inc.[a]	93,877	3,044,431
EchoStar Corp. Class Aa	33,227	1,489,566
F5 Networks Inc.[a,b]	52,881	5,827,486
Finisar Corp.[a,b]	78,285	890,100
Harris Corp.	92,463	7,316,597
Infinera Corp.[a,b]	106,969	2,113,707
InterDigital Inc./PA	27,023	1,371,147
Juniper Networks Inc.	263,568	8,273,400
Lumentum Holdings Inc.[a]	35,046	502,560
Motorola Solutions Inc.	119,913	8,390,313
NetScout Systems Inc.[a]	74,737	2,680,816
Palo Alto Networks Inc.[a]	53,061	8,542,821
Plantronics Inc.	26,015	1,394,924
Polycom Inc.[a]	99,837	1,375,754
QUALCOMM Inc.	1,172,405	69,664,305
ViaSat Inc.[a,b]	33,138	2,185,783
Viavi Solutions Inc.[a,b]	175,250	1,042,738

		245,512,373
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.00%
CDW Corp./DE	105,379	4,709,387
Corning Inc.	914,742	17,014,201
Ingram Micro Inc. Class A	116,659	3,474,105
Tech Data Corp.[a,b]	26,440	1,924,568

		27,122,261
HEALTH CARE TECHNOLOGY — 0.97%
Allscripts Healthcare Solutions Inc.[a,b]	141,470	1,989,068
athenahealth Inc.[a,b]	28,925	4,409,616
Cerner Corp.[a]	229,155	15,190,685
IMS Health Holdings Inc.[a]	109,888	2,991,152
Medidata Solutions Inc.[a,b]	41,395	1,779,985

		26,360,506

Security	Shares	Value
HOUSEHOLD DURABLES — 0.12%
Garmin Ltd.	88,620	$3,143,351

		3,143,351
INTERNET SOFTWARE & SERVICES — 21.31%
Akamai Technologies Inc.[a]	133,254	8,104,508
Alphabet Inc. Class Aa,b	216,307	159,502,619
Alphabet Inc. Class Ca	220,706	156,880,032
Demandware Inc.[a]	25,129	1,424,814
eBay Inc.[a]	836,283	23,332,296
Facebook Inc. Class Aa	1,686,193	171,941,100
HomeAway Inc.[a]	71,986	2,271,878
IAC/InterActiveCorp	57,676	3,864,869
j2 Global Inc.[b]	34,138	2,647,402
Pandora Media Inc.[a,b]	149,415	1,719,767
Rackspace Hosting Inc.[a]	90,578	2,341,441
Twitter Inc.[a,b]	425,040	12,096,638
VeriSign Inc.[a,b]	74,331	5,991,079
Yahoo! Inc.[a]	646,233	23,018,819
Zillow Group Inc. Class Aa,b	33,465	1,031,057
Zillow Group Inc. Class Ca,b	77,746	2,152,787

		578,321,106
IT SERVICES — 6.14%
Amdocs Ltd.	115,223	6,863,834
CACI International Inc. Class Aa	18,203	1,766,419
Cognizant Technology Solutions Corp. Class Aa	454,812	30,977,245
Computer Sciences Corp.	103,056	6,862,499
DST Systems Inc.	25,235	3,082,455
EPAM Systems Inc.[a]	30,819	2,383,850
Gartner Inc.[a]	61,815	5,604,766
International Business Machines Corp.	672,439	94,195,255
Leidos Holdings Inc.	47,617	2,503,226
Science Applications International Corp.	31,361	1,438,216
Teradata Corp.[a,b]	106,007	2,979,857
Vantiv Inc. Class Aa	108,773	5,454,966
VeriFone Systems Inc.[a]	85,565	2,578,929

		166,691,517
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.87%
Advanced Micro Devices Inc.[a,b]	472,491	1,001,681
Altera Corp.	225,686	11,859,799
Analog Devices Inc.	234,049	14,071,026

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2015

Security	Shares	Value
Applied Materials Inc.	895,834	$15,023,136
Atmel Corp.	313,231	2,380,556
Avago Technologies Ltd.[b]	193,866	23,870,720
Broadcom Corp. Class A	417,104	21,439,146
Cavium Inc.[a,b]	41,665	2,956,132
Cree Inc.[a,b]	77,334	1,948,043
Cypress Semiconductor Corp.	251,468	2,650,473
Fairchild Semiconductor International Inc.[a]	86,415	1,441,402
Freescale Semiconductor Ltd.[a]	83,134	2,784,158
Integrated Device Technology Inc.[a]	110,997	2,830,423
Intel Corp.	3,547,376	120,114,151
KLA-Tencor Corp.	117,291	7,872,572
Lam Research Corp.	117,942	9,033,178
Linear Technology Corp.	178,711	7,938,343
Marvell Technology Group Ltd.	352,689	2,895,577
Maxim Integrated Products Inc.	210,867	8,641,330
Microchip Technology Inc.	157,287	7,595,389
Micron Technology Inc.[a]	803,175	13,300,578
Microsemi Corp.[a]	71,458	2,573,202
NVIDIA Corp.	382,020	10,837,907
ON Semiconductor Corp.[a]	309,064	3,399,704
Qorvo Inc.[a,b]	111,308	4,889,760
Semtech Corp.[a]	49,736	870,380
Silicon Laboratories Inc.[a]	29,914	1,494,802
Skyworks Solutions Inc.	142,315	10,992,411
SunEdison Inc.[a,b]	235,907	1,722,121
Synaptics Inc.[a]	27,274	2,320,745
Teradyne Inc.	157,842	3,081,076
Texas Instruments Inc.	765,865	43,439,863
Xilinx Inc.	192,903	9,186,041

		376,455,825
SOFTWARE — 24.10%
ACI Worldwide Inc.[a]	87,429	2,093,925
Adobe Systems Inc.[a]	371,329	32,922,029
ANSYS Inc.[a]	67,147	6,399,781
Aspen Technology Inc.[a,b]	63,923	2,645,773
Autodesk Inc.[a]	168,682	9,309,560
Blackbaud Inc.	35,167	2,204,619
CA Inc.	233,448	6,468,844
Cadence Design Systems Inc.[a,b]	216,689	4,814,830
CDK Global Inc.	119,227	5,936,312
Citrix Systems Inc.[a]	119,883	9,842,394
CommVault Systems Inc.[a]	31,176	1,263,252

Security	Shares	Value
Fair Isaac Corp.	23,313	$2,153,422
FireEye Inc.[a,b]	105,523	2,759,426
Fortinet Inc.[a]	108,508	3,728,335
Guidewire Software Inc.[a]	52,815	3,075,417
Intuit Inc.	206,912	20,159,436
Manhattan Associates Inc.[a]	54,965	4,004,200
Mentor Graphics Corp.	74,599	2,029,093
Microsoft Corp.	5,968,014	314,156,257
NetSuite Inc.[a,b]	27,814	2,366,137
Nuance Communications Inc.[a]	187,740	3,185,948
Oracle Corp.	2,426,644	94,250,853
Proofpoint Inc.[a,b]	30,019	2,114,538
PTC Inc.[a]	85,473	3,029,163
Qlik Technologies Inc.[a]	68,559	2,150,696
Red Hat Inc.[a]	136,898	10,830,001
salesforce.com inc.[a]	462,922	35,973,669
ServiceNow Inc.[a]	109,445	8,936,184
SolarWinds Inc.[a]	49,890	2,895,117
Solera Holdings Inc.	50,184	2,743,057
Splunk Inc.[a,b]	93,589	5,255,958
SS&C Technologies Holdings Inc.	58,227	4,317,532
Symantec Corp.	510,484	10,515,970
Synopsys Inc.[a]	116,110	5,803,178
Tableau Software Inc. Class Aa,b	37,362	3,136,913
Tyler Technologies Inc.[a]	25,352	4,318,967
Ultimate Software Group Inc. (The)[a]	21,401	4,373,294
Verint Systems Inc.[a]	45,932	2,185,445
VMware Inc. Class Aa,b	58,479	3,517,512
Workday Inc. Class Aa,b	80,449	6,353,058

		654,220,095
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 23.24%
3D Systems Corp.[a,b]	78,868	793,412
Apple Inc.	4,255,321	508,510,860
Diebold Inc.	48,637	1,793,246
Electronics For Imaging Inc.[a]	35,626	1,654,472
EMC Corp./MA	1,436,186	37,656,797
Hewlett-Packard Co.	1,347,902	36,339,438
Lexmark International Inc. Class A	46,306	1,504,482
NCR Corp.[a]	118,204	3,144,226
NetApp Inc.	223,606	7,602,604
SanDisk Corp.	152,450	11,738,650
Seagate Technology PLC	225,353	8,576,935

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2015

Security	Shares	Value
Western Digital Corp.	171,915	$11,487,360

		630,802,482

TOTAL COMMON STOCKS
(Cost: $2,587,214,153)		2,711,751,135

SHORT-TERM INVESTMENTS — 3.27%

MONEY MARKET FUNDS — 3.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	81,498,007	81,498,007
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	4,217,011	4,217,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	3,091,397	3,091,397

		88,806,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,806,415)		88,806,415

TOTAL INVESTMENTS IN SECURITIES — 103.18%
(Cost: $2,676,020,568)		2,800,557,550
Other Assets, Less Liabilities — (3.18)%		(86,320,525)

NET ASSETS — 100.00%		$2,714,237,025

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.82%

ELECTRIC UTILITIES — 52.28%
ALLETE Inc.	39,615	$1,989,069
American Electric Power Co. Inc.	427,374	24,210,738
Cleco Corp.	52,745	2,795,485
Duke Energy Corp.	599,668	42,858,272
Edison International	283,823	17,176,968
El Paso Electric Co.	35,161	1,359,676
Entergy Corp.	156,340	10,656,134
Eversource Energy	276,265	14,072,939
Exelon Corp.	750,642	20,957,925
FirstEnergy Corp.	367,922	11,479,166
Great Plains Energy Inc.	134,520	3,699,300
Hawaiian Electric Industries Inc.	93,727	2,742,452
IDACORP Inc.	43,904	2,934,982
ITC Holdings Corp.	136,070	4,452,210
NextEra Energy Inc.	400,987	41,165,325
Pepco Holdings Inc.	220,885	5,882,168
Pinnacle West Capital Corp.	96,572	6,133,288
PNM Resources Inc.	69,284	1,948,266
Portland General Electric Co.	77,412	2,870,437
PPL Corp.	583,647	20,077,457
Southern Co. (The)	791,415	35,692,816
UIL Holdings Corp.	49,231	2,510,289
Westar Energy Inc.	123,098	4,886,991
Xcel Energy Inc.	441,817	15,741,940

		298,294,293
GAS UTILITIES — 7.01%
AGL Resources Inc.	104,651	6,540,687
Atmos Energy Corp.	88,337	5,565,231
National Fuel Gas Co.	73,708	3,871,881
New Jersey Resources Corp.	74,389	2,356,644
ONE Gas Inc.	45,357	2,215,236
Piedmont Natural Gas Co. Inc.	69,082	3,959,089
Questar Corp.	153,247	3,164,551
South Jersey Industries Inc.	59,619	1,580,500
Southwest Gas Corp.	40,939	2,516,111
UGI Corp.	150,569	5,521,365
WGL Holdings Inc.	43,265	2,692,381

		39,983,676
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.01%
AES Corp./VA	595,056	6,515,863
Calpine Corp.[a]	288,697	4,477,690

Security	Shares	Value
Dynegy Inc.[a,b]	102,550	$1,992,547
NRG Energy Inc.	288,151	3,714,266
Talen Energy Corp.[a,b]	55,809	484,422

		17,184,788
MULTI-UTILITIES — 35.17%
Alliant Energy Corp.	98,705	5,825,569
Ameren Corp.	211,448	9,236,049
Avista Corp.	54,187	1,834,230
Black Hills Corp.	38,998	1,785,328
CenterPoint Energy Inc.	374,955	6,955,415
CMS Energy Corp.	241,106	8,696,693
Consolidated Edison Inc.	255,123	16,774,337
Dominion Resources Inc./VA	517,772	36,984,454
DTE Energy Co.	156,318	12,753,986
NiSource Inc.	276,997	5,307,263
NorthWestern Corp.	40,942	2,218,647
PG&E Corp.	426,162	22,757,051
Public Service Enterprise Group Inc.	440,677	18,195,553
SCANA Corp.	124,550	7,375,851
Sempra Energy	205,177	21,012,177
TECO Energy Inc.	204,981	5,534,487
Vectren Corp.	72,083	3,277,614
WEC Energy Group Inc.	274,973	14,177,608

		200,702,312
WATER UTILITIES — 2.35%
American Water Works Co. Inc.	157,086	9,010,453
Aqua America Inc.	154,073	4,406,488

		13,416,941

TOTAL COMMON STOCKS
(Cost: $666,118,400)		569,582,010

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	137,916	137,916
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	7,136	7,136

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

October 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	849,153	$849,153

		994,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $994,205)		994,205

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $667,112,605)		570,576,215
Other Assets, Less Liabilities — 0.01%		50,765

NET ASSETS — 100.00%		$570,626,980

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2015

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$676,310,594	$1,055,098,920	$1,522,184,222
Affiliated (Note 2)	32,275,389	14,893,280	30,125,583

Total cost of investments	$708,585,983	$1,069,992,200	$1,552,309,805

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$963,473,226	$927,723,104	$1,115,207,341
Affiliated (Note 2)	33,566,864	14,893,280	30,125,583

Total fair value of investments	997,040,090	942,616,384	1,145,332,924
Cash	21,836	—	—
Receivables:
Investment securities sold	490,997	41,317,652	—
Dividends and interest	1,017,011	1,652	1,877,228

Total Assets	998,569,934	983,935,688	1,147,210,152

LIABILITIES
Payables:
Investment securities purchased	1,374,923	5,270,071	—
Collateral for securities on loan (Note 1)	28,385,912	14,893,280	29,199,062
Capital shares redeemed	—	2,592	4,097
Due to custodian	—	35,669,279	—
Investment advisory fees (Note 2)	159,685	346,373	414,084

Total Liabilities	29,920,520	56,181,595	29,617,243

NET ASSETS	$968,649,414	$927,754,093	$1,117,592,909

Net assets consist of:
Paid-in capital	$742,707,838	$1,090,978,266	$1,656,156,881
Undistributed (distributions in excess of) net investment income	1,420,396	(241,789)	1,529,960
Accumulated net realized loss	(63,932,927)	(35,606,568)	(133,117,051)
Net unrealized appreciation (depreciation)	288,454,107	(127,375,816)	(406,976,881)

NET ASSETS	$968,649,414	$927,754,093	$1,117,592,909

Shares outstanding[b]	9,300,000	6,350,000	29,200,000

Net asset value per share	$104.16	$146.10	$38.27

[a]	Securities on loan with values of $27,736,690, $14,574,116 and $28,211,241, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

	iShares U.S. Healthcare ETF	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,945,603,143	$2,587,214,153	$666,118,400
Affiliated (Note 2)	55,901,670	88,806,415	994,205

Total cost of investments	$2,001,504,813	$2,676,020,568	$667,112,605

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,874,211,140	$2,711,751,135	$569,582,010
Affiliated (Note 2)	55,901,670	88,806,415	994,205

Total fair value of investments	1,930,112,810	2,800,557,550	570,576,215
Receivables:
Investment securities sold	2,289,507	—	—
Dividends and interest	1,335,719	332,769	404,945
Capital shares sold	—	22,360	—

Total Assets	1,933,738,036	2,800,912,679	570,981,160

LIABILITIES
Payables:
Investment securities purchased	2,240,840	—	—
Collateral for securities on loan (Note 1)	55,385,823	85,715,018	145,052
Investment advisory fees (Note 2)	708,449	960,636	209,128

Total Liabilities	58,335,112	86,675,654	354,180

NET ASSETS	$1,875,402,924	$2,714,237,025	$570,626,980

Net assets consist of:
Paid-in capital	$1,820,532,632	$2,607,177,881	$711,383,172
Undistributed net investment income	795,549	730,803	5,031,999
Undistributed net realized gain (accumulated net realized loss)	125,466,746	(18,208,641)	(49,251,801)
Net unrealized appreciation (depreciation)	(71,392,003)	124,536,982	(96,536,390)

NET ASSETS	$1,875,402,924	$2,714,237,025	$570,626,980

Shares outstanding[b]	12,500,000	24,850,000	5,200,000

Net asset value per share	$150.03	$109.22	$109.74

[a]	Securities on loan with values of $53,972,978, $83,840,963 and $141,172, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,661,097	$6,539,157	$23,186,312
Dividends — affiliated (Note 2)	48,392	—	—
Interest — affiliated (Note 2)	98	95	108
Securities lending income — affiliated — net (Note 2)	87,430	7,433	525,115

Total investment income	9,797,017	6,546,685	23,711,535

EXPENSES
Investment advisory fees (Note 2)	961,661	2,025,933	3,072,986

Total expenses	961,661	2,025,933	3,072,986

Net investment income	8,835,356	4,520,752	20,638,549

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(859,312)	(2,943,773)	(28,880,758)
Investments — affiliated (Note 2)	(4,890)	—	—
In-kind redemptions — unaffiliated	5,149,216	11,520,404	(8,229,131)
In-kind redemptions — affiliated (Note 2)	19,903	—	—

Net realized gain (loss)	4,304,917	8,576,631	(37,109,889)

Net change in unrealized appreciation/depreciation	(14,525,734)	(62,037,563)	(281,270,212)

Net realized and unrealized loss	(10,220,817)	(53,460,932)	(318,380,101)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,385,461)	$(48,940,180)	$(297,741,552)

[a]	Net of foreign withholding tax of $1,068, $ — and $5,257, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares U.S. Healthcare ETF	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$17,741,413	$21,673,556	$10,649,998
Interest — affiliated (Note 2)	212	291	53
Securities lending income — affiliated — net (Note 2)	267,956	210,422	630

Total investment income	18,009,581	21,884,269	10,650,681

EXPENSES
Investment advisory fees (Note 2)	5,180,433	6,175,371	1,262,690

Total expenses	5,180,433	6,175,371	1,262,690

Net investment income	12,829,148	15,708,898	9,387,991

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,817,297)	(7,663,319)	(4,395,980)
In-kind redemptions — unaffiliated	155,340,802	83,689,754	(13,810,439)

Net realized gain (loss)	139,523,505	76,026,435	(18,206,419)

Net change in unrealized appreciation/depreciation	(186,164,721)	(53,059,858)	6,290,138

Net realized and unrealized gain (loss)	(46,641,216)	22,966,577	(11,916,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,812,068)	$38,675,475	$(2,528,290)

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. ETF		iShares Transportation Average ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,835,356	$16,462,759	$4,520,752	$12,018,932
Net realized gain	4,304,917	47,487,095	8,576,631	231,893,063
Net change in unrealized appreciation/depreciation	(14,525,734)	44,997,434	(62,037,563)	(109,925,710)

Net increase (decrease) in net assets resulting from operations	(1,385,461)	108,947,288	(48,940,180)	133,986,285

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,876,813)	(16,482,176)	(4,762,541)	(12,626,377)

Total distributions to shareholders	(8,876,813)	(16,482,176)	(4,762,541)	(12,626,377)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,549,285	80,626,160	1,269,449,750	2,300,278,711
Cost of shares redeemed	(10,554,552)	(93,342,160)	(1,480,840,745)	(2,086,377,504)

Net increase (decrease) in net assets from capital share transactions	9,994,733	(12,716,000)	(211,390,995)	213,901,207

INCREASE (DECREASE) IN NET ASSETS	(267,541)	79,749,112	(265,093,716)	335,261,115

NET ASSETS
Beginning of period	968,916,955	889,167,843	1,192,847,809	857,586,694

End of period	$968,649,414	$968,916,955	$927,754,093	$1,192,847,809

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,420,396	$1,461,853	$(241,789)	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	800,000	8,600,000	14,950,000
Shares redeemed	(100,000)	(950,000)	(10,000,000)	(13,450,000)

Net increase (decrease) in shares outstanding	100,000	(150,000)	(1,400,000)	1,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Energy ETF		iShares U.S. Healthcare ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,638,549	$34,616,038	$12,829,148	$24,841,989
Net realized gain (loss)	(37,109,889)	219,481,084	139,523,505	624,842,365
Net change in unrealized appreciation/depreciation	(281,270,212)	(311,643,702)	(186,164,721)	(141,668,774)

Net increase (decrease) in net assets resulting from operations	(297,741,552)	(57,546,580)	(33,812,068)	508,015,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,127,312)	(33,597,315)	(13,027,644)	(25,658,248)

Total distributions to shareholders	(20,127,312)	(33,597,315)	(13,027,644)	(25,658,248)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	250,793,089	2,184,446,908	1,040,620,419	2,511,265,627
Cost of shares redeemed	(1,034,447,177)	(2,289,084,130)	(1,477,250,859)	(3,338,559,748)

Net decrease in net assets from capital share transactions	(783,654,088)	(104,637,222)	(436,630,440)	(827,294,121)

DECREASE IN NET ASSETS	(1,101,522,952)	(195,781,117)	(483,470,152)	(344,936,789)

NET ASSETS
Beginning of period	2,219,115,861	2,414,896,978	2,358,873,076	2,703,809,865

End of period	$1,117,592,909	$2,219,115,861	$1,875,402,924	$2,358,873,076

Undistributed net investment income included in net assets at end of period	$1,529,960	$1,018,723	$795,549	$994,045

SHARES ISSUED AND REDEEMED
Shares sold	6,400,000	46,450,000	6,700,000	17,900,000
Shares redeemed	(24,800,000)	(44,000,000)	(9,750,000)	(24,500,000)

Net increase (decrease) in shares outstanding	(18,400,000)	2,450,000	(3,050,000)	(6,600,000)

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Technology ETF		iShares U.S. Utilities ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,708,898	$47,530,831	$9,387,991	$31,274,135
Net realized gain (loss)	76,026,435	948,354,598	(18,206,419)	(34,196,400)
Net change in unrealized appreciation/depreciation	(53,059,858)	(297,281,878)	6,290,138	(107,425,024)

Net increase (decrease) in net assets resulting from operations	38,675,475	698,603,551	(2,528,290)	(110,347,289)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,978,095)	(48,984,158)	(9,939,585)	(25,690,542)

Total distributions to shareholders	(14,978,095)	(48,984,158)	(9,939,585)	(25,690,542)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	454,989,067	2,170,213,732	153,607,725	2,918,453,700
Cost of shares redeemed	(634,192,518)	(3,896,562,062)	(220,361,567)	(2,873,368,731)

Net increase (decrease) in net assets from capital share transactions	(179,203,451)	(1,726,348,330)	(66,753,842)	45,084,969

DECREASE IN NET ASSETS	(155,506,071)	(1,076,728,937)	(79,221,717)	(90,952,862)

NET ASSETS
Beginning of period	2,869,743,096	3,946,472,033	649,848,697	740,801,559

End of period	$2,714,237,025	$2,869,743,096	$570,626,980	$649,848,697

Undistributed net investment income included in net assets at end of period	$730,803	$—	$5,031,999	$5,583,593

SHARES ISSUED AND REDEEMED
Shares sold	4,200,000	21,700,000	1,400,000	25,200,000
Shares redeemed	(6,100,000)	(38,400,000)	(2,050,000)	(26,200,000)

Net decrease in shares outstanding	(1,900,000)	(16,700,000)	(650,000)	(1,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$105.32	$95.10	$80.50	$70.31	$69.08	$59.50

Income from investment operations:
Net investment income[a]	0.96	1.77	1.57	1.47	1.20	1.05
Net realized and unrealized gain (loss)[b]	(1.16)	10.22	14.58	10.20	1.22	9.59

Total from investment operations	(0.20)	11.99	16.15	11.67	2.42	10.64

Less distributions from:
Net investment income	(0.96)	(1.77)	(1.55)	(1.48)	(1.19)	(1.06)

Total distributions	(0.96)	(1.77)	(1.55)	(1.48)	(1.19)	(1.06)

Net asset value, end of period	$104.16	$105.32	$95.10	$80.50	$70.31	$69.08

Total return	(0.17)%[c]	12.68%	20.23%	16.85%	3.71%	18.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$968,649	$968,917	$889,168	$712,416	$667,900	$676,972
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.84%	1.74%	1.78%	2.04%	1.85%	1.75%
Portfolio turnover rate[e]	3%	4%	5%	7%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$153.92	$137.21	$110.07	$93.21	$99.71	$84.23

Income from investment operations:
Net investment income[a]	0.73	1.24	1.24	1.09	1.23	0.99
Net realized and unrealized gain (loss)[b]	(7.75)	16.73	27.13	16.90	(6.45)	15.55

Total from investment operations	(7.02)	17.97	28.37	17.99	(5.22)	16.54

Less distributions from:
Net investment income	(0.80)	(1.26)	(1.23)	(1.13)	(1.26)	(1.06)
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(0.80)	(1.26)	(1.23)	(1.13)	(1.28)	(1.06)

Net asset value, end of period	$146.10	$153.92	$137.21	$110.07	$93.21	$99.71

Total return	(4.56)%[c]	13.10%	25.91%	19.51%	(5.13)%	19.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$927,754	$1,192,848	$857,587	$539,321	$512,635	$618,186
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.98%	0.80%	1.00%	1.13%	1.35%	1.16%
Portfolio turnover rate[e]	7%	22%	12%	12%	25%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$46.62	$53.49	$44.70	$41.05	$45.98	$34.64

Income from investment operations:
Net investment income[a]	0.60	1.02	0.77	0.69	0.57	0.50
Net realized and unrealized gain (loss)[b]	(8.33)	(6.87)	8.77	3.69	(4.92)	11.35

Total from investment operations	(7.73)	(5.85)	9.54	4.38	(4.35)	11.85

Less distributions from:
Net investment income	(0.62)	(1.02)	(0.75)	(0.73)	(0.58)	(0.51)

Total distributions	(0.62)	(1.02)	(0.75)	(0.73)	(0.58)	(0.51)

Net asset value, end of period	$38.27	$46.62	$53.49	$44.70	$41.05	$45.98

Total return	(16.60)%[c]	(11.03)%	21.57%	10.81%	(9.41)%	34.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,117,593	$2,219,116	$2,414,897	$1,215,787	$925,634	$1,177,210
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	2.95%	2.04%	1.58%	1.65%	1.41%	1.36%
Portfolio turnover rate[e]	3%	7%	6%	9%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$151.70	$122.07	$99.61	$78.11	$73.64	$64.22

Income from investment operations:
Net investment income[a]	0.85	1.45	1.37	1.39	1.20	1.04
Net realized and unrealized gain (loss)[b]	(1.64)	29.70	22.39	21.48	4.49	9.44

Total from investment operations	(0.79)	31.15	23.76	22.87	5.69	10.48

Less distributions from:
Net investment income	(0.88)	(1.52)	(1.30)	(1.37)	(1.22)	(1.06)

Total distributions	(0.88)	(1.52)	(1.30)	(1.37)	(1.22)	(1.06)

Net asset value, end of period	$150.03	$151.70	$122.07	$99.61	$78.11	$73.64

Total return	(0.52)%[c]	25.64%	23.99%	29.59%	7.90%	16.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,875,403	$2,358,873	$2,703,810	$986,141	$617,066	$644,322
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.09%	1.05%	1.21%	1.63%	1.67%	1.63%
Portfolio turnover rate[e]	5%	8%	5%	6%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$107.28	$90.83	$73.63	$75.75	$68.33	$59.57

Income from investment operations:
Net investment income[a]	0.59	1.20	1.01	0.78	0.40	0.26
Net realized and unrealized gain (loss)[b]	1.92	16.47	17.18	(2.14)	7.44	8.78

Total from investment operations	2.51	17.67	18.19	(1.36)	7.84	9.04

Less distributions from:
Net investment income	(0.57)	(1.22)	(0.99)	(0.76)	(0.42)	(0.28)

Total distributions	(0.57)	(1.22)	(0.99)	(0.76)	(0.42)	(0.28)

Net asset value, end of period	$109.22	$107.28	$90.83	$73.63	$75.75	$68.33

Total return	2.38%[c]	19.53%	24.84%	(1.77)%	11.58%	15.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,714,237	$2,869,743	$3,946,472	$1,859,214	$1,692,952	$1,581,811
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.12%	1.18%	1.21%	1.08%	0.60%	0.42%
Portfolio turnover rate[e]	4%	8%	9%	5%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$111.09	$108.15	$102.50	$87.59	$82.42	$74.40

Income from investment operations:
Net investment income[a]	1.78	3.31	3.28	3.10	2.93	2.89
Net realized and unrealized gain (loss)[b]	(1.21)	3.11	5.60	14.84	5.19	8.08

Total from investment operations	0.57	6.42	8.88	17.94	8.12	10.97

Less distributions from:
Net investment income	(1.92)	(3.48)	(3.23)	(3.03)	(2.95)	(2.95)

Total distributions	(1.92)	(3.48)	(3.23)	(3.03)	(2.95)	(2.95)

Net asset value, end of period	$109.74	$111.09	$108.15	$102.50	$87.59	$82.42

Total return	0.59%[c]	5.97%	9.08%	21.00%	10.07%	15.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$570,627	$649,849	$740,802	$1,117,295	$652,579	$510,978
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	3.27%	2.96%	3.38%	3.41%	3.48%	3.79%
Portfolio turnover rate[e]	4%	3%	8%	5%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Dow Jones U.S.	Diversified
Transportation Average	Non-diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Utilities	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2015 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Dow Jones U.S.
Barclays Capital Inc.	$128,738	$128,738	$—
BNP Paribas Prime Brokerage Inc.	19,745	19,745	—
Citigroup Global Markets Inc.	1,529,298	1,529,298	—
Credit Suisse Securities (USA) LLC	942,118	942,118	—
Deutsche Bank Securities Inc.	1,384,534	1,384,534	—
Goldman Sachs & Co.	5,866,462	5,866,462	—
Jefferies LLC	23,330	23,330	—
JPMorgan Clearing Corp.	9,200,636	9,200,636	—
Merrill Lynch, Pierce, Fenner & Smith	839,295	839,295	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,287,944	3,287,944	—
National Financial Services LLC	16,146	16,146	—
Nomura Securities International Inc.	60,997	60,997	—
SG Americas Securities LLC	85,356	85,356	—
State Street Bank & Trust Company	1,593,093	1,593,093	—
UBS Securities LLC	2,037,787	2,037,787	—
Wells Fargo Securities LLC	721,211	721,211	—

	$27,736,690	$27,736,690	$—

Transportation Average
BMO Capital Markets	$3,026,502	$3,026,502	$—
Citigroup Global Markets Inc.	5,026,644	5,026,644	—
Credit Suisse Securities (USA) LLC	584,133	584,133	—
Goldman Sachs & Co.	5,742,344	5,742,344	—
UBS Securities LLC	194,493	194,493	—

	$14,574,116	$14,574,116	$—

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Energy
Barclays Capital Inc.	$32,239	$32,239	$—
BNP Paribas Prime Brokerage Inc.	2,072,970	2,072,970	—
Citigroup Global Markets Inc.	1,797,930	1,797,930	—
Credit Suisse Securities (USA) LLC	1,387,644	1,387,644	—
Deutsche Bank Securities Inc.	176,689	176,689	—
Goldman Sachs & Co.	5,296,693	5,296,693	—
JPMorgan Clearing Corp.	12,850,622	12,850,622	—
Merrill Lynch, Pierce, Fenner & Smith	9,791	9,791	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,917,584	2,917,584	—
National Financial Services LLC	588,382	588,382	—
Scotia Capital (USA) Inc.	54,978	54,978	—
UBS Securities LLC	1,022,026	1,022,026	—
Wells Fargo Securities LLC	3,693	3,693	—

	$28,211,241	$28,211,241	$—

U.S. Healthcare
Barclays Capital Inc.	$14,895	$14,895	$—
BMO Capital Markets	1,863,385	1,863,385	—
BNP Paribas Prime Brokerage Inc.	256,496	256,496	—
Citigroup Global Markets Inc.	1,863,911	1,863,911	—
Credit Suisse Securities (USA) LLC	1,500,091	1,500,091	—
Deutsche Bank Securities Inc.	7,342,707	7,342,707	—
Goldman Sachs & Co.	14,622,110	14,622,110	—
JPMorgan Clearing Corp.	11,309,020	11,309,020	—
Merrill Lynch, Pierce, Fenner & Smith	3,214,248	3,214,248	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,242,805	5,242,805	—
National Financial Services LLC	2,163,630	2,163,630	—
SG Americas Securities LLC	648,808	648,808	—
State Street Bank & Trust Company	1,846,215	1,846,215	—
UBS Securities LLC	18,065	18,065	—
Wells Fargo Bank National Association	403,046	403,046	—
Wells Fargo Securities LLC	1,663,546	1,663,546	—

	$53,972,978	$53,972,978	$—

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Technology
Barclays Capital Inc.	$731,785	$731,785	$—
BNP Paribas Prime Brokerage Inc.	3,178,686	3,178,686	—
Citigroup Global Markets Inc.	4,176,712	4,176,712	—
Credit Suisse Securities (USA) LLC	3,657,970	3,657,970	—
Deutsche Bank Securities Inc.	515,133	515,133	—
Goldman Sachs & Co.	8,473,342	8,473,342	—
Jefferies LLC	145,194	145,194	—
JPMorgan Clearing Corp.	33,294,902	33,294,902	—
Merrill Lynch, Pierce, Fenner & Smith	7,706,759	7,706,759	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,499,233	3,499,233	—
National Financial Services LLC	99,428	99,428	—
State Street Bank & Trust Company	2,320,051	2,320,051	—
UBS Securities LLC	15,660,632	15,660,632	—
Wells Fargo Securities LLC	381,136	381,136	—

	$83,840,963	$83,840,963	$—

U.S. Utilities
Goldman Sachs & Co.	$30,250	$30,250	$—
Nomura Securities International Inc.	110,922	110,922	—

	$141,172	$141,172	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Transportation Average, iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology and iShares U.S. Utilities ETFs, BFA is entitled to an annual investment advisory fee based

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.48%		First $10 billion
0.43		Over $10 billion, up to and including $20 billion
0.38		Over $20 billion, up to and including $30 billion
0.34	[a]	Over $30 billion, up to and including $40 billion[b]
0.33		Over $40 billion, up to and including $50 billion[b]
0.31		Over $50 billion[b]

[a]	Advisory fee for this breakpoint level was reduced from 0.342% to 0.34% effective July 1, 2015.
[b]	Breakpoint level was added effective July 1, 2015.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Dow Jones U.S.	$39,553
Transportation Average	4,000
U.S. Energy	215,854
U.S. Healthcare	117,897
U.S. Technology	99,355
U.S. Utilities	339

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trades for the six months ended October 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S.
BlackRock Inc.	5,639	216	(112)	5,743	$2,021,364	$24,813	$6,875
PNC Financial Services Group Inc. (The)	23,210	658	(692)	23,176	2,091,866	23,579	8,138

					$4,113,230	$48,392	$15,013

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$32,036,450	$27,971,234
Transportation Average	60,374,596	59,924,196
U.S. Energy	42,478,731	46,819,224
U.S. Healthcare	106,065,894	105,361,857
U.S. Technology	125,577,532	119,315,562
U.S. Utilities	22,004,415	21,707,373

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$20,465,972	$10,522,272
Transportation Average	1,266,948,852	1,477,927,209
U.S. Energy	249,714,548	1,028,858,656
U.S. Healthcare	1,038,205,134	1,474,235,161
U.S. Technology	454,160,211	632,732,291
U.S. Utilities	153,030,022	219,282,386

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Transportation Average ETF, iShares U.S. Energy ETF, iShares U.S. Healthcare ETF, iShares U.S. Technology ETF and iShares U.S. Utilities ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2015, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$3,307,150	$—	$12,857,723	$29,445,888	$2,653,096	$48,263,857
Transportation Average	17,161,757	—	10,444,516	3,834,866	4,851,034	36,292,173
U.S. Energy	5,401,716	—	17,026,947	47,146,200	10,785,190	80,360,053
U.S. Healthcare	450,357	—	—	5,013,547	2,243,166	7,707,070
U.S. Technology	35,525,894	4,320,339	10,350,313	19,733,772	6,381,458	76,311,776
U.S. Utilities	5,217,540	—	345,393	18,294,046	5,497,127	29,354,106

[a]	Must be utilized prior to losses subject to expiration.

As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$728,559,970	$324,551,050	$(56,070,930)	$268,480,120
Transportation Average	1,074,767,250	12,602,685	(144,753,551)	(132,150,866)
U.S. Energy	1,567,956,914	7,442,771	(430,066,761)	(422,623,990)
U.S. Healthcare	2,007,854,502	26,375,329	(104,117,021)	(77,741,692)
U.S. Technology	2,693,943,868	296,497,880	(189,884,198)	106,613,682
U.S. Utilities	668,382,308	4,620,323	(102,426,416)	(97,806,093)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Dow Jones U.S. ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Transportation Average ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

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comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

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and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Energy ETF and iShares U.S. Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the

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limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Utilities ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Energy ETF were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that at the time of the meeting, the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Energy ETF were 3 basis points higher than that of a competitor fund in its Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to

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institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares U.S. Healthcare ETF and iShares U.S. Technology ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and

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other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Healthcare ETF were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Technology ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that at the time of the meeting, the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Healthcare ETF were 3 basis points higher than that of a competitor fund in its Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have

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committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.947558	$—	$0.012218	$0.959776	99%	—%	1%	100%
U.S. Technology	0.566471	—	—	0.566471	100	—	—	100

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-41-1015

OCTOBER 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
➢	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
➢	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
➢	iShares U.S. Financial Services ETF | IYG | NYSE Arca
➢	iShares U.S. Financials ETF | IYF | NYSE Arca
➢	iShares U.S. Industrials ETF | IYJ | NYSE Arca
➢	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
➢	iShares MSCI USA ESG Select ETF | KLD | NYSE Arca

Fund Performance Overview

iSHARES® U.S. BASIC MATERIALS ETF

Performance as of October 31, 2015

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -12.35%, net of fees, while the total return for the Index was -12.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(10.69)%	(10.64)%	(10.33)%	(10.69)%	(10.64)%	(10.33)%
5 Years	3.30%	3.31%	3.76%	17.64%	17.65%	20.29%
10 Years	6.31%	6.31%	6.79%	84.36%	84.38%	92.83%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$876.50	$2.08	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Chemicals	82.83%
Metals & Mining	12.94
Paper & Forest Products	3.96
Oil, Gas & Consumable Fuels	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Dow Chemical Co. (The)	10.63%
EI du Pont de Nemours & Co.	10.19
Monsanto Co.	7.75
LyondellBasell Industries NV Class A	6.15
Ecolab Inc.	5.68
Praxair Inc.	5.65
PPG Industries Inc.	4.90
Air Products & Chemicals Inc.	4.78
International Paper Co.	3.17
Sigma-Aldrich Corp.	2.96

TOTAL	61.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. CONSUMER GOODS ETF

Performance as of October 31, 2015

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 5.21%, net of fees, while the total return for the Index was 5.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.44%	9.45%	9.88%	9.44%	9.45%	9.88%
5 Years	14.43%	14.44%	14.96%	96.22%	96.25%	100.75%
10 Years	9.95%	9.96%	10.46%	158.25%	158.34%	170.32%
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.10	$2.27	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Food, Beverage & Tobacco	49.96%
Household & Personal Products	17.35
Consumer Durables & Apparel	15.59
Automobiles & Components	11.61
Software & Services	1.99
Capital Goods	1.79
Retailing	1.22
Other**	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	9.62%
Coca-Cola Co. (The)	7.69
PepsiCo Inc.	6.97
Philip Morris International Inc.	6.36
Altria Group Inc.	5.50
NIKE Inc. Class B	4.12
Mondelez International Inc. Class A	3.45
Colgate-Palmolive Co.	2.77
Ford Motor Co.	2.68
General Motors Co.	2.34

TOTAL	51.50%

*	Excludes money market funds.
**	Other includes sectors which individually represent less than 1% of net assets.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. CONSUMER SERVICES ETF

Performance as of October 31, 2015

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 4.20%, net of fees, while the total return for the Index was 4.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.95%	16.95%	17.46%	16.95%	16.95%	17.46%
5 Years	19.49%	19.49%	20.03%	143.63%	143.54%	149.10%
10 Years	11.00%	11.00%	11.46%	183.94%	183.92%	195.88%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.00	$2.26	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Retailing	36.00%
Media	24.27
Consumer Services	15.64
Food & Staples Retailing	14.17
Transportation	5.27
Health Care Equipment & Services	3.13
Other**	1.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Amazon.com Inc.	7.88%
Walt Disney Co. (The)	5.79
Home Depot Inc. (The)	5.21
Comcast Corp. Class A	4.35
CVS Health Corp.	3.61
McDonald’s Corp.	3.47
Starbucks Corp.	3.05
Wal-Mart Stores Inc.	2.96
Walgreens Boots Alliance Inc.	2.43
Priceline Group Inc. (The)	2.42

TOTAL	41.17%

*	Excludes money market funds.
**	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. FINANCIAL SERVICES ETF

Performance as of October 31, 2015

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 0.35%, net of fees, while the total return for the Index was 0.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.68%	3.74%	4.02%	3.68%	3.74%	4.02%
5 Years	13.28%	13.29%	13.77%	86.55%	86.60%	90.61%
10 Years	(0.24)%	(0.23)%	0.13%	(2.35)%	(2.27)%	1.26%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.50	$2.22	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Banks	55.36%
Diversified Financials	32.66
Software & Services	11.54
Insurance	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Wells Fargo & Co.	11.23%
JPMorgan Chase & Co.	10.55
Bank of America Corp.	7.80
Citigroup Inc.	7.10
Visa Inc. Class A	6.72
MasterCard Inc. Class A	4.38
Goldman Sachs Group Inc. (The)	3.35
U.S. Bancorp	3.10
American Express Co.	2.77
Morgan Stanley	2.23

TOTAL	59.23%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. FINANCIALS ETF

Performance as of October 31, 2015

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 1.34%, net of fees, while the total return for the Index was 1.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.16%	4.22%	4.57%	4.16%	4.22%	4.57%
5 Years	12.76%	12.77%	13.25%	82.33%	82.38%	86.27%
10 Years	1.06%	1.07%	1.45%	11.16%	11.25%	15.44%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.40	$2.23	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Banks	31.00%
Diversified Financials	24.85
Real Estate	21.13
Insurance	16.56
Software & Services	6.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	6.33%
Wells Fargo & Co.	6.29
JPMorgan Chase & Co.	5.90
Bank of America Corp.	4.37
Citigroup Inc.	3.98
Visa Inc. Class A	3.76
MasterCard Inc. Class A	2.46
American International Group Inc.	2.03
Goldman Sachs Group Inc. (The)	1.88
U.S. Bancorp	1.73

TOTAL	38.73%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. INDUSTRIALS ETF

Performance as of October 31, 2015

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -1.34%, net of fees, while the total return for the Index was -1.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.93%	1.96%	2.35%	1.93%	1.96%	2.35%
5 Years	13.67%	13.68%	14.19%	89.80%	89.82%	94.12%
10 Years	8.37%	8.37%	8.85%	123.41%	123.47%	133.46%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$986.60	$2.20	$1,000.00	$1,022.90	$2.24	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Capital Goods	59.40%
Software & Services	13.06
Transportation	11.62
Commercial & Professional Services	5.62
Materials	5.26
Technology Hardware & Equipment	3.87
Pharmaceuticals, Biotechnology & Life Sciences	1.03
Utilities	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

General Electric Co.	11.16%
3M Co.	3.75
Boeing Co. (The)	3.62
United Technologies Corp.	3.12
Honeywell International Inc.	3.09
Union Pacific Corp.	2.96
United Parcel Service Inc. Class B	2.75
Accenture PLC Class A	2.56
Lockheed Martin Corp.	2.24
Danaher Corp.	2.12

TOTAL	37.37%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL ETF

Performance as of October 31, 2015

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 0.79%, net of fees, while the total return for the Index was 1.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.28%	4.26%	4.76%	4.28%	4.26%	4.76%
5 Years	13.25%	13.24%	13.82%	86.30%	86.19%	91.05%
Since Inception	6.41%	6.41%	6.94%	74.52%	74.48%	82.47%

The inception date of the Fund was 11/14/06. The first day of secondary market trading was 11/17/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.90	$2.52	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Information Technology	27.71%
Consumer Discretionary	15.00
Health Care	14.32
Financials	13.24
Consumer Staples	9.94
Industrials	8.14
Energy	4.61
Telecommunication Services	2.80
Materials	2.73
Utilities	1.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Microsoft Corp.	4.98%
Alphabet Inc. Class C	2.70
Alphabet Inc. Class A	2.62
Procter & Gamble Co. (The)	2.55
Verizon Communications Inc.	2.36
Walt Disney Co. (The)	2.26
Intel Corp.	1.98
Gilead Sciences Inc.	1.96
Merck & Co. Inc.	1.90
PepsiCo Inc.	1.86

TOTAL	25.17%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT ETF

Performance as of October 31, 2015

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -0.83%, net of fees, while the total return for the Index was -0.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.01%	3.00%	3.50%	3.01%	3.00%	3.50%
5 Years	12.02%	12.02%	12.59%	76.41%	76.37%	80.93%
10 Years	6.83%	6.83%	7.38%	93.65%	93.67%	103.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$991.70	$2.50	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Information Technology	22.05%
Financials	16.94
Health Care	14.52
Consumer Discretionary	11.74
Industrials	11.37
Consumer Staples	8.51
Materials	6.11
Energy	4.56
Utilities	4.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

3M Co.	4.85%
NextEra Energy Inc.	4.20
Microsoft Corp.	3.82
Apple Inc.	3.76
Ecolab Inc.	3.25
Northern Trust Corp.	3.09
NIKE Inc. Class B	3.03
Henry Schein Inc.	3.00
ACE Ltd.	2.78
Marsh & McLennan Companies Inc.	2.76

TOTAL	34.54%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2015 and held through October 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.77%

CHEMICALS — 82.64%
Air Products & Chemicals Inc.	125,914	$17,499,528
Airgas Inc.	43,736	4,205,654
Albemarle Corp.	73,039	3,909,047
Ashland Inc.	44,009	4,828,667
Axalta Coating Systems Ltd.[a]	89,287	2,467,000
Axiall Corp.	45,751	926,458
Cabot Corp.	40,970	1,472,462
Celanese Corp. Series A	99,781	7,089,440
CF Industries Holdings Inc.	151,649	7,699,220
Chemours Co. (The)	117,904	817,075
Chemtura Corp.[a,b]	44,181	1,411,141
Cytec Industries Inc.	46,528	3,462,614
Dow Chemical Co. (The)	753,690	38,943,162
Eastman Chemical Co.	96,737	6,981,509
Ecolab Inc.	172,836	20,800,812
EI du Pont de Nemours & Co.	588,865	37,334,041
FMC Corp.	87,004	3,541,933
HB Fuller Co.	32,907	1,250,137
Huntsman Corp.	132,692	1,747,554
International Flavors & Fragrances Inc.	52,437	6,085,838
LyondellBasell Industries NV Class A	242,547	22,535,042
Minerals Technologies Inc.	22,617	1,333,046
Monsanto Co.	304,463	28,382,041
Mosaic Co. (The)	219,395	7,413,357
NewMarket Corp.	6,782	2,670,345
Olin Corp.	107,646	2,064,650
Platform Specialty Products Corp.[a,b]	90,211	941,803
PolyOne Corp.	57,754	1,931,294
PPG Industries Inc.	171,967	17,929,279
Praxair Inc.	186,431	20,710,620
RPM International Inc.	86,857	3,970,233
Scotts Miracle-Gro Co. (The) Class A	29,535	1,954,035
Sensient Technologies Corp.	29,858	1,948,832
Sigma-Aldrich Corp.	77,718	10,858,759
Westlake Chemical Corp.	25,782	1,553,881
WR Grace & Co.[a]	47,076	4,721,723

		303,392,232
METALS & MINING — 12.91%
Alcoa Inc.	852,303	7,611,066
Allegheny Technologies Inc.	71,218	1,046,905

Security	Shares	Value
Carpenter Technology Corp.	32,276	$1,075,113
Commercial Metals Co.	75,264	1,081,544
Compass Minerals International Inc.	21,951	1,783,299
Freeport-McMoRan Inc.	739,831	8,707,811
Newmont Mining Corp.	344,254	6,699,183
Nucor Corp.	207,973	8,797,258
Reliance Steel & Aluminum Co.	47,851	2,869,146
Royal Gold Inc.	42,342	2,025,641
Steel Dynamics Inc.	157,653	2,911,851
Stillwater Mining Co.[a,b]	78,468	732,891
U.S. Steel Corp.[b]	95,294	1,113,034
Worthington Industries Inc.	30,553	937,977

		47,392,719
OIL, GAS & CONSUMABLE FUELS — 0.27%
CONSOL Energy Inc.	148,560	989,410

		989,410
PAPER & FOREST PRODUCTS — 3.95%
Domtar Corp.	40,922	1,687,623
International Paper Co.	271,846	11,605,106
KapStone Paper and Packaging Corp.	55,759	1,212,758

		14,505,487

TOTAL COMMON STOCKS
(Cost: $489,030,218)		366,279,848

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	5,501,685	5,501,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	284,677	284,677

		5,786,362

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,786,362)		5,786,362

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 101.35% (Cost: $494,816,580)	$372,066,210
Other Assets, Less Liabilities — (1.35)%	(4,955,791)

NET ASSETS — 100.00%	$367,110,419

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.82%

AUTO COMPONENTS — 5.06%
Autoliv Inc.[a]	36,147	$4,382,462
BorgWarner Inc.	92,949	3,980,076
Cooper Tire & Rubber Co.	21,727	907,971
Dana Holding Corp.	65,943	1,107,842
Delphi Automotive PLC	116,809	9,717,341
Gentex Corp.	120,320	1,972,045
Goodyear Tire & Rubber Co. (The)	110,664	3,634,206
Johnson Controls Inc.	268,697	12,139,731
Lear Corp.	31,483	3,937,264
Tenneco Inc.[b]	24,997	1,414,580
Visteon Corp.[b]	15,659	1,707,927

		44,901,445
AUTOMOBILES — 6.52%
Ford Motor Co.	1,600,875	23,708,959
General Motors Co.	592,136	20,671,468
Harley-Davidson Inc.	84,541	4,180,552
Tesla Motors Inc.[a,b]	39,987	8,274,510
Thor Industries Inc.	18,761	1,014,595

		57,850,084
BEVERAGES — 19.28%
Brown-Forman Corp. Class A	11,479	1,317,215
Brown-Forman Corp. Class B	43,561	4,625,307
Coca-Cola Co. (The)	1,608,286	68,110,912
Coca-Cola Enterprises Inc.	86,513	4,441,578
Constellation Brands Inc. Class A	70,650	9,523,620
Dr Pepper Snapple Group Inc.	78,414	7,007,859
Molson Coors Brewing Co. Class B	64,938	5,721,038
Monster Beverage Corp.[b]	62,476	8,516,728
PepsiCo Inc.	603,460	61,667,577

		170,931,834
COMMERCIAL SERVICES & SUPPLIES — 0.18%
Herman Miller Inc.	24,726	784,556
HNI Corp.	18,133	778,631

		1,563,187
DISTRIBUTORS — 1.22%
Genuine Parts Co.	62,308	5,655,074
LKQ Corp.[b]	125,219	3,707,735
Pool Corp.	17,662	1,440,159

		10,802,968
DIVERSIFIED FINANCIAL SERVICES — 0.31%
Leucadia National Corp.	138,507	2,771,525

		2,771,525

Security	Shares	Value
FOOD PRODUCTS — 16.90%
Archer-Daniels-Midland Co.	250,148	$11,421,758
B&G Foods Inc.	23,763	862,359
Bunge Ltd.	59,140	4,314,854
Campbell Soup Co.	73,926	3,754,701
ConAgra Foods Inc.	177,359	7,191,907
Darling Ingredients Inc.[b]	68,051	688,676
Dean Foods Co.	38,554	698,213
Flowers Foods Inc.	76,035	2,052,945
General Mills Inc.	245,955	14,292,445
Hain Celestial Group Inc. (The)[a,b]	42,160	2,101,676
Hershey Co. (The)	60,006	5,321,932
Hormel Foods Corp.	55,372	3,740,379
Ingredion Inc.	29,319	2,787,064
JM Smucker Co. (The)	49,125	5,766,784
Kellogg Co.	104,588	7,375,546
Keurig Green Mountain Inc.	49,367	2,505,375
Kraft Heinz Co. (The)	244,133	19,035,050
Lancaster Colony Corp.	7,971	906,462
McCormick & Co. Inc./MD	47,615	3,998,708
Mead Johnson Nutrition Co.	83,283	6,829,206
Mondelez International Inc. Class A	661,923	30,554,366
Pinnacle Foods Inc.	44,991	1,983,203
Post Holdings Inc.[a,b]	24,977	1,605,272
TreeHouse Foods Inc.[a,b]	17,728	1,518,226
Tyson Foods Inc. Class A	125,063	5,547,795
WhiteWave Foods Co. (The)[b]	72,206	2,959,002

		149,813,904
HOUSEHOLD DURABLES — 4.89%
DR Horton Inc.	133,996	3,944,842
GoPro Inc.[a,b]	30,609	765,225
Harman International Industries Inc.	29,229	3,214,021
Jarden Corp.[b]	81,458	3,649,318
Leggett & Platt Inc.	56,223	2,531,722
Lennar Corp. Class A	71,434	3,576,700
Lennar Corp. Class B	4,212	174,545
Mohawk Industries Inc.[b]	26,122	5,106,851
Newell Rubbermaid Inc.	110,106	4,671,798
NVR Inc.[b]	1,580	2,587,661
PulteGroup Inc.	131,877	2,417,305
Tempur Sealy International Inc.[b]	25,406	1,977,603
Toll Brothers Inc.[a,b]	66,606	2,395,818
Tupperware Brands Corp.[a]	20,554	1,210,014

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2015

Security	Shares	Value
Whirlpool Corp.	32,196	$5,155,868

		43,379,291
HOUSEHOLD PRODUCTS — 15.88%
Church & Dwight Co. Inc.	53,755	4,627,768
Clorox Co. (The)	52,843	6,443,675
Colgate-Palmolive Co.	369,781	24,534,969
Energizer Holdings Inc.	25,456	1,090,281
Kimberly-Clark Corp.	149,649	17,914,482
Procter & Gamble Co. (The)	1,114,327	85,112,296
Spectrum Brands Holdings Inc.	11,297	1,082,818

		140,806,289
LEISURE PRODUCTS — 1.47%
Brunswick Corp./DE	37,770	2,032,404
Hasbro Inc.	46,171	3,547,318
Mattel Inc.[a]	139,105	3,419,201
Polaris Industries Inc.	25,271	2,838,944
Vista Outdoor Inc.[b]	25,887	1,157,666

		12,995,533
MACHINERY — 1.79%
Middleby Corp. (The)[a,b]	23,545	2,753,352
Snap-on Inc.	23,866	3,959,131
Stanley Black & Decker Inc.	62,958	6,672,289
WABCO Holdings Inc.[b]	22,143	2,485,109

		15,869,881
PERSONAL PRODUCTS — 1.44%
Avon Products Inc.	179,393	722,954
Edgewell Personal Care Co.	25,556	2,164,849
Estee Lauder Companies Inc. (The) Class A	92,788	7,465,722
Herbalife Ltd.[a,b]	26,621	1,491,841
Nu Skin Enterprises Inc. Class A	24,422	933,165

		12,778,531
SOFTWARE — 1.98%
Activision Blizzard Inc.	206,648	7,183,085
Electronic Arts Inc.[a,b]	128,073	9,230,221
Take-Two Interactive Software Inc.[a,b]	35,047	1,163,560

		17,576,866
TEXTILES, APPAREL & LUXURY GOODS — 9.21%
Carter’s Inc.	21,483	1,952,375
Coach Inc.	113,628	3,545,194
Deckers Outdoor Corp.[a,b]	13,446	748,404
Fossil Group Inc.[a,b]	17,029	926,548
G-III Apparel Group Ltd.[b]	16,313	898,683

Security	Shares	Value
Hanesbrands Inc.	165,428	$5,283,770
Kate Spade & Co.[a,b]	52,294	939,723
lululemon athletica Inc.[a,b]	45,954	2,259,558
Michael Kors Holdings Ltd.[a,b]	79,428	3,069,098
NIKE Inc. Class B	278,478	36,488,972
PVH Corp.	33,887	3,082,023
Ralph Lauren Corp.	24,560	2,720,511
Skechers U.S.A. Inc. Class Ab	52,554	1,639,685
Steven Madden Ltd.[b]	23,304	812,144
Under Armour Inc. Class Aa,b	73,922	7,028,504
VF Corp.	139,874	9,444,293
Wolverine World Wide Inc.	42,237	784,341

		81,623,826
TOBACCO — 13.69%
Altria Group Inc.	805,453	48,705,743
Philip Morris International Inc.	636,397	56,257,495
Reynolds American Inc.	340,504	16,453,153

		121,416,391

TOTAL COMMON STOCKS
(Cost: $870,236,011)		885,081,555

SHORT-TERM INVESTMENTS — 3.23%

MONEY MARKET FUNDS — 3.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	26,676,078	26,676,078
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,380,319	1,380,319
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	555,932	555,932

		28,612,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,612,329)		28,612,329

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 103.05% (Cost: $898,848,340)	$913,693,884
Other Assets, Less Liabilities — (3.05)%	(27,024,275)

NET ASSETS — 100.00%	$886,669,609

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.84%

AIRLINES — 4.84%
Alaska Air Group Inc.	43,806	$3,340,208
Allegiant Travel Co.	4,546	897,608
American Airlines Group Inc.	231,113	10,682,043
Delta Air Lines Inc.	273,619	13,910,790
JetBlue Airways Corp.[a]	108,200	2,687,688
Southwest Airlines Co.	226,824	10,499,683
Spirit Airlines Inc.[a]	24,999	927,963
United Continental Holdings Inc.[a]	129,957	7,837,706

		50,783,689
COMMERCIAL SERVICES & SUPPLIES — 0.39%
Copart Inc.[a]	37,641	1,362,981
KAR Auction Services Inc.	48,834	1,875,225
Rollins Inc.	32,332	867,144

		4,105,350
DIVERSIFIED CONSUMER SERVICES — 0.95%
Apollo Education Group Inc.[a]	34,488	250,383
DeVry Education Group Inc.	19,640	462,718
Graham Holdings Co. Class B	1,540	850,804
Grand Canyon Education Inc.[a,b]	16,120	669,947
H&R Block Inc.	81,019	3,018,768
Houghton Mifflin Harcourt Co.[a,b]	39,094	765,851
Service Corp. International/U.S.	68,922	1,947,736
ServiceMaster Global Holdings Inc.[a]	35,276	1,257,589
Sotheby’s	21,184	734,026

		9,957,822
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Dolby Laboratories Inc. Class A	16,900	585,923

		585,923
ENERGY EQUIPMENT & SERVICES — 0.57%
Nielsen Holdings PLC	126,210	5,996,237

		5,996,237
FOOD & STAPLES RETAILING — 14.14%
Casey’s General Stores Inc.	13,381	1,421,330
Costco Wholesale Corp.	151,182	23,904,898
CVS Health Corp.	383,373	37,869,585
Kroger Co. (The)	334,175	12,631,815
Rite Aid Corp.[a]	348,835	2,748,820
Sprouts Farmers Market Inc.[a,b]	49,939	1,017,757
Sysco Corp.	190,335	7,851,319
United Natural Foods Inc.[a,b]	17,162	865,823

Security	Shares	Value
Wal-Mart Stores Inc.	542,844	$31,072,390
Walgreens Boots Alliance Inc.	300,592	25,454,130
Whole Foods Market Inc.	123,132	3,689,035

		148,526,902
HEALTH CARE PROVIDERS & SERVICES — 3.12%
AmerisourceBergen Corp.	70,659	6,819,300
Cardinal Health Inc.	112,616	9,257,035
Chemed Corp.[b]	5,796	911,653
McKesson Corp.	79,948	14,294,702
VCA Inc.[a]	27,915	1,528,905

		32,811,595
HOTELS, RESTAURANTS & LEISURE — 14.67%
Aramark	76,944	2,335,250
Bloomin’ Brands Inc.	42,072	713,962
Brinker International Inc.	20,675	940,919
Buffalo Wild Wings Inc.[a,b]	6,574	1,014,171
Carnival Corp.	159,243	8,611,861
Cheesecake Factory Inc. (The)	15,533	748,691
Chipotle Mexican Grill Inc.[a]	10,714	6,859,424
Choice Hotels International Inc.	12,242	640,379
Cracker Barrel Old Country Store Inc.[b]	8,205	1,127,859
Darden Restaurants Inc.	39,233	2,428,130
Domino’s Pizza Inc.	18,888	2,014,783
Dunkin’ Brands Group Inc.	32,760	1,356,592
Hilton Worldwide Holdings Inc.	180,083	4,500,274
Hyatt Hotels Corp. Class Aa,b	11,820	595,728
J Alexander’s Holdings Inc.[a]	4,634	44,672
Jack in the Box Inc.	12,582	937,736
Las Vegas Sands Corp.	126,386	6,257,371
Marriott International Inc./MD Class A	68,606	5,267,569
Marriott Vacations Worldwide Corp.	9,509	612,380
McDonald’s Corp.	323,975	36,366,194
MGM Resorts International[a]	162,573	3,770,068
Norwegian Cruise Line Holdings Ltd.[a]	54,492	3,466,781
Panera Bread Co. Class Aa,b	8,396	1,489,198
Royal Caribbean Cruises Ltd.	59,020	5,804,617
Six Flags Entertainment Corp.	30,320	1,577,853
Starbucks Corp.	510,553	31,945,301
Starwood Hotels & Resorts Worldwide Inc.	58,617	4,681,740
Vail Resorts Inc.	12,552	1,433,062

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2015

Security	Shares	Value
Wendy’s Co. (The)	74,772	$684,912
Wyndham Worldwide Corp.	40,637	3,305,820
Wynn Resorts Ltd.	28,028	1,960,559
Yum! Brands Inc.	148,339	10,518,718

		154,012,574
INTERNET & CATALOG RETAIL — 13.40%
Amazon.com Inc.[a]	131,927	82,573,109
Expedia Inc.	34,421	4,691,582
Groupon Inc.[a,b]	166,460	617,567
HSN Inc.	11,143	689,194
Liberty Interactive Corp. QVC Group Series Aa	159,775	4,373,042
Liberty TripAdvisor Holdings Inc. Class Aa	23,236	724,731
Liberty Ventures Series Aa	46,253	2,015,243
Netflix Inc.[a,b]	146,547	15,882,764
Priceline Group Inc. (The)[a,b]	17,442	25,364,854
Shutterfly Inc.[a]	12,466	519,957
TripAdvisor Inc.[a,b]	38,805	3,251,083

		140,703,126
INTERNET SOFTWARE & SERVICES — 0.04%
Yelp Inc.[a,b]	19,011	422,995

		422,995
IT SERVICES — 0.06%
Acxiom Corp.[a]	26,985	596,908

		596,908
MEDIA — 24.23%
AMC Networks Inc. Class Aa	20,909	1,544,966
Cable One Inc.[a]	1,520	658,829
Cablevision Systems Corp. Class A	76,407	2,490,104
CBS Corp. Class A	2,557	128,259
CBS Corp. Class B NVS	152,886	7,112,257
Charter Communications Inc. Class Aa,b	26,202	5,003,010
Cinemark Holdings Inc.	36,350	1,288,244
Comcast Corp. Class A	727,465	45,553,858
Comcast Corp. Class A Special NVS	126,667	7,943,288
Discovery Communications Inc. Class Aa,b	51,508	1,516,395
Discovery Communications Inc. Class C NVS[a,b]	88,684	2,440,584
DISH Network Corp. Class Aa	77,190	4,860,654

Security	Shares	Value
DreamWorks Animation SKG Inc. Class Aa	24,338	$492,601
Gannett Co. Inc.	39,840	630,269
Interpublic Group of Companies Inc. (The)	141,202	3,237,762
John Wiley & Sons Inc. Class A	16,941	886,523
Liberty Broadband Corp. Class Aa	8,500	463,760
Liberty Broadband Corp. Class Ca	22,534	1,211,653
Liberty Global PLC Series Aa	86,723	3,860,908
Liberty Global PLC Series C NVS[a]	213,034	9,083,770
Liberty Global PLC LiLAC Class Aa	4,221	163,015
Liberty Global PLC LiLAC Class Ca	9,862	381,265
Liberty Media Corp. Class Aa	34,309	1,398,435
Liberty Media Corp. Class Ca	67,778	2,653,509
Lions Gate Entertainment Corp.	33,195	1,293,609
Live Nation Entertainment Inc.[a]	49,984	1,363,564
Madison Square Garden Co. (The)[a,b]	7,174	1,280,559
Meredith Corp.	12,908	606,934
MSG Networks Inc. Class Aa	21,362	438,348
New York Times Co. (The) Class A	43,566	578,556
News Corp. Class A	131,049	2,018,155
News Corp. Class B	36,907	571,320
Omnicom Group Inc.	83,580	6,261,814
Regal Entertainment Group Class A	23,294	451,438
Scripps Networks Interactive Inc. Class A	32,401	1,946,652
Sinclair Broadcast Group Inc. Class A	24,153	724,832
Sirius XM Holdings Inc.[a]	769,237	3,138,487
Starz Series Aa,b	28,548	956,643
TEGNA Inc.	78,080	2,111,283
Time Inc.	37,510	696,936
Time Warner Cable Inc.	97,343	18,436,764
Time Warner Inc.	280,557	21,137,164
Tribune Media Co.	27,806	1,121,416
Twenty-First Century Fox Inc. Class A	420,009	12,890,076

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2015

Security	Shares	Value
Twenty-First Century Fox Inc. Class B	148,350	$4,581,048
Viacom Inc. Class A	3,592	184,377
Viacom Inc. Class B NVS	119,536	5,894,320
Walt Disney Co. (The)	534,156	60,754,903

		254,443,116
MULTILINE RETAIL — 4.26%
Big Lots Inc.	17,846	822,701
Burlington Stores Inc.[a]	25,988	1,249,503
Dillard’s Inc. Class A	8,498	760,401
Dollar General Corp.	101,370	6,869,845
Dollar Tree Inc.[a,b]	80,751	5,288,383
JC Penney Co. Inc.[a,b]	104,603	959,210
Kohl’s Corp.	68,002	3,136,252
Macy’s Inc.	113,868	5,804,991
Nordstrom Inc.	47,930	3,125,515
Target Corp.	216,180	16,684,772

		44,701,573
PROFESSIONAL SERVICES — 0.40%
Dun & Bradstreet Corp. (The)	12,451	1,417,795
IHS Inc. Class Aa	23,544	2,814,450

		4,232,245
ROAD & RAIL — 0.43%
Avis Budget Group Inc.[a]	35,589	1,777,315
Hertz Global Holdings Inc.[a]	138,936	2,709,252

		4,486,567
SPECIALTY RETAIL — 18.28%
Aaron’s Inc.	22,120	545,700
Abercrombie & Fitch Co. Class A	23,821	504,767
Advance Auto Parts Inc.	25,190	4,998,452
American Eagle Outfitters Inc.	61,702	942,807
Asbury Automotive Group Inc.[a]	9,163	725,710
Ascena Retail Group Inc.[a,b]	59,038	786,386
AutoNation Inc.[a]	26,885	1,698,863
AutoZone Inc.[a,b]	10,621	8,331,219
Bed Bath & Beyond Inc.[a]	58,351	3,479,470
Best Buy Co. Inc.	105,594	3,698,958
Cabela’s Inc.[a,b]	17,129	670,943
CarMax Inc.[a,b]	71,575	4,223,641
Chico’s FAS Inc.	47,909	662,102
CST Brands Inc.	26,007	934,432
Dick’s Sporting Goods Inc.	32,217	1,435,267
DSW Inc. Class A	24,702	616,068
Foot Locker Inc.	47,985	3,250,984

Security	Shares	Value
GameStop Corp. Class Ab	36,765	$1,693,764
Gap Inc. (The)	81,825	2,227,276
Genesco Inc.[a,b]	8,238	516,111
GNC Holdings Inc. Class A	29,230	869,592
Group 1 Automotive Inc.	7,853	682,818
Guess? Inc.	22,441	472,383
Home Depot Inc. (The)	441,717	54,613,890
L Brands Inc.	88,388	8,483,480
Lithia Motors Inc. Class A	8,143	955,907
Lowe’s Companies Inc.	318,276	23,498,317
Men’s Wearhouse Inc. (The)	16,575	662,669
Murphy USA Inc.[a]	13,854	850,220
O’Reilly Automotive Inc.[a]	34,196	9,446,987
Office Depot Inc.[a]	170,344	1,298,021
Restoration Hardware Holdings Inc.[a,b]	12,759	1,315,325
Ross Stores Inc.	142,352	7,200,164
Sally Beauty Holdings Inc.[a,b]	54,010	1,269,775
Signet Jewelers Ltd.[b]	27,383	4,133,190
Staples Inc.	221,201	2,873,401
Tiffany & Co.	38,614	3,183,338
TJX Companies Inc. (The)	231,984	16,978,909
Tractor Supply Co.	46,728	4,317,200
Ulta Salon Cosmetics & Fragrance Inc.[a]	22,084	3,841,733
Urban Outfitters Inc.[a,b]	32,614	932,760
Williams-Sonoma Inc.	28,972	2,136,685

		191,959,684

TOTAL COMMON STOCKS
(Cost: $977,465,168)		1,048,326,306

SHORT-TERM INVESTMENTS — 3.98%

MONEY MARKET FUNDS — 3.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	38,127,141	38,127,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,972,841	1,972,841
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,644,692	1,644,692

		41,744,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,744,674)		41,744,674

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 103.82% (Cost: $1,019,209,842)	$1,090,070,980
Other Assets, Less Liabilities — (3.82)%	(40,089,196)

NET ASSETS — 100.00%	$1,049,981,784

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.80%

BANKS — 54.25%
Associated Banc-Corp.	57,880	$1,119,399
BancorpSouth Inc.	33,661	839,170
Bank of America Corp.	4,021,484	67,480,502
Bank of Hawaii Corp.	16,760	1,097,445
Bank of the Ozarks Inc.	30,043	1,502,751
BankUnited Inc.	39,762	1,478,351
BB&T Corp.	299,495	11,126,239
BOK Financial Corp.	8,192	550,339
Cathay General Bancorp	29,356	918,843
CIT Group Inc.	66,984	2,880,312
Citigroup Inc.	1,156,230	61,476,749
Citizens Financial Group Inc.	154,914	3,764,410
Comerica Inc.	68,420	2,969,428
Commerce Bancshares Inc./MO	30,925	1,408,634
Cullen/Frost Bankers Inc.	21,296	1,457,498
East West Bancorp Inc.	55,183	2,228,841
Fifth Third Bancorp	308,377	5,874,582
First Financial Bankshares Inc.	24,525	815,702
First Horizon National Corp.	89,989	1,276,044
First Niagara Financial Group Inc.	136,243	1,410,115
First Republic Bank/CA	54,649	3,569,126
FirstMerit Corp.	63,776	1,198,351
FNB Corp./PA	67,209	905,305
Fulton Financial Corp.	67,411	904,656
Glacier Bancorp Inc.	28,996	793,331
Hancock Holding Co.	30,120	831,312
Huntington Bancshares Inc./OH	308,543	3,384,717
IBERIABANK Corp.	12,857	779,520
International Bancshares Corp.	21,508	579,641
Investors Bancorp Inc.	137,682	1,722,402
JPMorgan Chase & Co.	1,420,608	91,274,064
KeyCorp	323,274	4,015,063
M&T Bank Corp.	51,157	6,131,166
MB Financial Inc.	26,713	861,227
PacWest Bancorp	43,349	1,952,439
People’s United Financial Inc.	119,077	1,899,278
PNC Financial Services Group Inc. (The)[a]	197,303	17,808,569
Popular Inc.	39,886	1,179,429
PrivateBancorp Inc.	30,168	1,261,927
Prosperity Bancshares Inc.	25,222	1,295,906
Regions Financial Corp.	508,434	4,753,858
Signature Bank/New York NYb	19,568	2,914,067

Security	Shares	Value
SunTrust Banks Inc.	198,977	$8,261,525
SVB Financial Group[b]	19,740	2,409,662
Synovus Financial Corp.	50,554	1,599,023
TCF Financial Corp.	64,644	994,871
Texas Capital Bancshares Inc.[b]	17,612	972,182
Trustmark Corp.	26,145	628,264
U.S. Bancorp	635,905	26,822,473
UMB Financial Corp.	16,186	794,409
Umpqua Holdings Corp.	84,717	1,414,774
United Bankshares Inc./WV	24,719	977,636
Valley National Bancorp	88,937	933,838
Webster Financial Corp.	35,205	1,306,105
Wells Fargo & Co.	1,794,495	97,153,959
Western Alliance Bancorp.[b]	34,981	1,250,571
Wintrust Financial Corp.	18,622	940,225
Zions BanCorp.	78,282	2,252,173

		470,402,398
CAPITAL MARKETS — 19.73%
Affiliated Managers Group Inc.[b]	20,864	3,760,945
Ameriprise Financial Inc.	68,445	7,895,815
Bank of New York Mellon Corp. (The)	425,076	17,704,415
BlackRock Inc.[a]	49,215	17,322,204
Charles Schwab Corp. (The)	459,921	14,036,789
E*TRADE Financial Corp.[b]	111,581	3,181,174
Eaton Vance Corp. NVS	45,176	1,631,305
Federated Investors Inc. Class B	36,485	1,121,184
Financial Engines Inc.	19,767	635,707
Franklin Resources Inc.	148,450	6,050,822
Goldman Sachs Group Inc. (The)	154,649	28,996,688
Invesco Ltd.	164,562	5,458,522
Janus Capital Group Inc.	56,674	880,147
Lazard Ltd. Class A	49,900	2,311,368
Legg Mason Inc.	42,115	1,884,646
LPL Financial Holdings Inc.	31,402	1,337,725
Morgan Stanley	585,314	19,297,803
Northern Trust Corp.	84,026	5,914,590
NorthStar Asset Management Group Inc./New York	75,590	1,105,882
Raymond James Financial Inc.	49,276	2,715,600
SEI Investments Co.	53,559	2,775,427
State Street Corp.	156,782	10,817,958
Stifel Financial Corp.[b]	26,578	1,180,861
T Rowe Price Group Inc.	98,391	7,440,327
TD Ameritrade Holding Corp.	104,440	3,600,047

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2015

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	32,267	$1,191,943
WisdomTree Investments Inc.	43,922	844,620

		171,094,514
CONSUMER FINANCE — 6.99%
Ally Financial Inc.[b]	168,571	3,357,934
American Express Co.	326,950	23,952,357
Capital One Financial Corp.	208,378	16,441,024
Discover Financial Services	167,225	9,401,390
LendingClub Corp.[b,c]	79,330	1,124,899
Navient Corp.	143,384	1,891,235
PRA Group Inc.[b,c]	18,565	1,017,362
Santander Consumer USA Holdings Inc.[b]	41,445	746,425
SLM Corp.[b]	163,612	1,155,101
Synchrony Financial[b]	48,194	1,482,447

		60,570,174
DIVERSIFIED FINANCIAL SERVICES — 5.88%
CBOE Holdings Inc.	31,754	2,128,788
CME Group Inc./IL	129,753	12,257,766
FactSet Research Systems Inc.	15,876	2,780,205
FNFV Group[b,c]	30,116	338,504
Intercontinental Exchange Inc.	42,446	10,713,370
MarketAxess Holdings Inc.	14,376	1,456,433
McGraw Hill Financial Inc.	104,679	9,697,462
Moody’s Corp.	66,911	6,434,162
MSCI Inc.	37,852	2,536,084
Nasdaq Inc.	45,381	2,627,106

		50,969,880
INSURANCE — 0.44%
FNF Group	107,500	3,792,600

		3,792,600
IT SERVICES — 11.52%
MasterCard Inc. Class A	383,382	37,950,984
Visa Inc. Class A	749,625	58,155,908
Western Union Co. (The)	196,561	3,783,799

		99,890,691
THRIFTS & MORTGAGE FINANCE — 0.99%
Capitol Federal Financial Inc.	48,952	635,397
Hudson City Bancorp Inc.	185,279	1,875,023
MGIC Investment Corp.[b,c]	130,548	1,227,151
New York Community Bancorp Inc.	170,849	2,822,426
Radian Group Inc.	80,363	1,162,853

Security	Shares	Value
Washington Federal Inc.	36,210	$903,077

		8,625,927

TOTAL COMMON STOCKS
(Cost: $865,544,424)		865,346,184

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,d,e]	2,248,097	2,248,097
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,d,e]	116,325	116,325
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	925,790	925,790

		3,290,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,290,212)		3,290,212

TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $868,834,636)		868,636,396
Other Assets, Less Liabilities — (0.18)%		(1,582,987)

NET ASSETS — 100.00%		$867,053,409

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.85%

BANKS — 30.39%
Associated Banc-Corp.	55,234	$1,068,225
BancorpSouth Inc.	32,044	798,857
Bank of America Corp.	3,853,994	64,670,019
Bank of Hawaii Corp.	16,120	1,055,538
Bank of the Ozarks Inc.	28,699	1,435,524
BankUnited Inc.	38,294	1,423,771
BB&T Corp.	287,200	10,669,480
BOK Financial Corp.	7,898	530,588
Cathay General Bancorp	28,263	884,632
CIT Group Inc.	64,327	2,766,061
Citigroup Inc.	1,108,078	58,916,507
Citizens Financial Group Inc.	148,153	3,600,118
Comerica Inc.	65,728	2,852,595
Commerce Bancshares Inc./MO	29,503	1,343,862
Cullen/Frost Bankers Inc.	20,570	1,407,811
East West Bancorp Inc.	52,899	2,136,591
Fifth Third Bancorp	295,450	5,628,322
First Financial Bankshares Inc.	23,684	787,730
First Horizon National Corp.	86,332	1,224,188
First Niagara Financial Group Inc.	130,267	1,348,262
First Republic Bank/CA	52,361	3,419,697
FirstMerit Corp.	61,289	1,151,620
FNB Corp./PA	65,114	877,086
Fulton Financial Corp.	63,885	857,337
Glacier Bancorp Inc.	28,004	766,189
Hancock Holding Co.	28,798	794,825
Huntington Bancshares Inc./OH	295,309	3,239,540
IBERIABANK Corp.	12,243	742,293
International Bancshares Corp.	20,525	553,149
Investors Bancorp Inc.	132,408	1,656,424
JPMorgan Chase & Co.	1,361,434	87,472,134
KeyCorp	309,196	3,840,214
M&T Bank Corp.	49,086	5,882,957
MB Financial Inc.	25,924	835,790
PacWest Bancorp	41,348	1,862,314
People’s United Financial Inc.	114,246	1,822,224
PNC Financial Services Group Inc. (The)[a]	189,006	17,059,682
Popular Inc.	37,946	1,122,063
PrivateBancorp Inc.	29,114	1,217,839
Prosperity Bancshares Inc.	24,335	1,250,332
Regions Financial Corp.	487,276	4,556,031

Security	Shares	Value
Signature Bank/New York NYb	18,682	$2,782,123
SunTrust Banks Inc.	190,846	7,923,926
SVB Financial Group[b]	18,966	2,315,180
Synovus Financial Corp.	48,539	1,535,288
TCF Financial Corp.	62,870	967,569
Texas Capital Bancshares Inc.[b,c]	16,953	935,806
Trustmark Corp.	24,916	598,731
U.S. Bancorp	609,376	25,703,480
UMB Financial Corp.	15,549	763,145
Umpqua Holdings Corp.	81,028	1,353,168
United Bankshares Inc./WV	23,664	935,911
Valley National Bancorp	86,146	904,533
Webster Financial Corp.	34,076	1,264,220
Wells Fargo & Co.	1,719,746	93,107,048
Western Alliance Bancorp.[b]	33,354	1,192,405
Wintrust Financial Corp.	17,823	899,883
Zions BanCorp.	75,131	2,161,519

		450,872,356
CAPITAL MARKETS — 11.05%
Affiliated Managers Group Inc.[b]	19,963	3,598,530
Ameriprise Financial Inc.	65,684	7,577,306
Bank of New York Mellon Corp. (The)	407,198	16,959,797
BlackRock Inc.[a]	47,143	16,592,922
Charles Schwab Corp. (The)	441,039	13,460,510
E*TRADE Financial Corp.[b]	107,141	3,054,590
Eaton Vance Corp. NVS	43,095	1,556,160
Federated Investors Inc. Class B	34,934	1,073,522
Financial Engines Inc.[c]	18,835	605,734
Franklin Resources Inc.	142,212	5,796,561
Goldman Sachs Group Inc. (The)	148,204	27,788,250
Invesco Ltd.	157,685	5,230,411
Janus Capital Group Inc.	53,797	835,467
Lazard Ltd. Class A	47,714	2,210,112
Legg Mason Inc.	40,482	1,811,570
LPL Financial Holdings Inc.	30,272	1,289,587
Morgan Stanley	560,746	18,487,796
Northern Trust Corp.	80,499	5,666,325
NorthStar Asset Management Group Inc./New York	71,976	1,053,009
Raymond James Financial Inc.	47,124	2,597,004
SEI Investments Co.	51,367	2,661,838
State Street Corp.	150,346	10,373,874
Stifel Financial Corp.[b]	25,638	1,139,096
T Rowe Price Group Inc.	94,454	7,142,611

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2015

Security	Shares	Value
TD Ameritrade Holding Corp.	99,948	$3,445,208
Waddell & Reed Financial Inc. Class A	30,788	1,137,309
WisdomTree Investments Inc.	41,804	803,891

		163,948,990
CONSUMER FINANCE — 3.91%
Ally Financial Inc.[b]	161,764	3,222,339
American Express Co.	313,282	22,951,039
Capital One Financial Corp.	199,598	15,748,282
Discover Financial Services	160,365	9,015,720
LendingClub Corp.[b,c]	75,550	1,071,299
Navient Corp.	137,501	1,813,638
PRA Group Inc.[b,c]	17,720	971,056
Santander Consumer USA Holdings Inc.[b]	39,726	715,465
SLM Corp.[b]	156,323	1,103,641
Synchrony Financial[b]	46,286	1,423,758

		58,036,237
DIVERSIFIED FINANCIAL SERVICES — 9.85%
Berkshire Hathaway Inc. Class Bb	689,686	93,811,090
CBOE Holdings Inc.	30,436	2,040,429
CME Group Inc./IL	124,426	11,754,524
FactSet Research Systems Inc.	15,228	2,666,727
FNFV Group[b,c]	28,660	322,138
Intercontinental Exchange Inc.	40,704	10,273,690
MarketAxess Holdings Inc.	13,766	1,394,634
McGraw Hill Financial Inc.	100,387	9,299,852
Moody’s Corp.	64,199	6,173,376
MSCI Inc.	36,253	2,428,951
Nasdaq Inc.	43,411	2,513,063
Voya Financial Inc.	84,385	3,423,499

		146,101,973
INSURANCE — 16.53%
ACE Ltd.	119,286	13,543,732
Aflac Inc.	158,664	10,114,830
Alleghany Corp.[b]	5,866	2,911,120
Allied World Assurance Co. Holdings AG	33,359	1,212,933
Allstate Corp. (The)	147,501	9,127,362
American Financial Group Inc./OH	26,405	1,906,177
American International Group Inc.	476,356	30,039,009
AmTrust Financial Services Inc.	13,893	947,781

Security	Shares	Value
Aon PLC	103,166	$9,626,420
Arch Capital Group Ltd.[b,c]	45,001	3,370,125
Arthur J Gallagher & Co.	64,334	2,813,326
Aspen Insurance Holdings Ltd.	22,352	1,086,531
Assurant Inc.	24,567	2,002,948
Assured Guaranty Ltd.	53,866	1,478,083
Axis Capital Holdings Ltd.	36,954	1,995,516
Brown & Brown Inc.	43,259	1,395,968
Chubb Corp. (The)	83,616	10,815,730
Cincinnati Financial Corp.	54,301	3,270,549
CNO Financial Group Inc.	70,671	1,357,590
Endurance Specialty Holdings Ltd.[c]	22,447	1,417,079
Erie Indemnity Co. Class A	8,822	771,572
Everest Re Group Ltd.	16,246	2,891,301
First American Financial Corp.	39,802	1,517,650
FNF Group	102,761	3,625,408
Genworth Financial Inc. Class Ab	183,890	860,605
Hanover Insurance Group Inc. (The)	16,324	1,375,297
Hartford Financial Services Group Inc. (The)	152,928	7,074,449
Kemper Corp.	17,726	633,173
Lincoln National Corp.	92,292	4,938,545
Loews Corp.	105,441	3,844,379
Markel Corp.[b]	5,137	4,458,916
Marsh & McLennan Companies Inc.	195,245	10,882,956
Mercury General Corp.	12,432	671,452
MetLife Inc.	411,084	20,710,412
Old Republic International Corp.	89,207	1,609,294
PartnerRe Ltd.	17,652	2,453,628
Primerica Inc.	18,229	868,247
Principal Financial Group Inc.	100,812	5,056,730
ProAssurance Corp.	19,739	1,045,377
Progressive Corp. (The)	215,857	7,151,342
Prudential Financial Inc.	166,143	13,706,798
Reinsurance Group of America Inc.	24,475	2,208,624
RenaissanceRe Holdings Ltd.[c]	16,891	1,851,760
RLI Corp.	13,902	845,937
StanCorp Financial Group Inc.	15,606	1,790,320
Symetra Financial Corp.	34,965	1,109,439
Torchmark Corp.	42,756	2,480,276
Travelers Companies Inc. (The)	114,645	12,942,274

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2015

Security	Shares	Value
Unum Group	90,708	$3,143,032
Validus Holdings Ltd.	30,629	1,356,865
White Mountains Insurance Group Ltd.	2,186	1,726,940
Willis Group Holdings PLC	66,306	2,957,911
WR Berkley Corp.	36,295	2,026,350
XL Group PLC	111,154	4,232,744

		245,252,812
IT SERVICES — 6.45%
MasterCard Inc. Class A	367,420	36,370,906
Visa Inc. Class Ac	718,407	55,734,015
Western Union Co. (The)	188,064	3,620,232

		95,725,153
REAL ESTATE INVESTMENT TRUSTS (REITS) — 20.21%
Alexandria Real Estate Equities Inc.	26,637	2,390,404
American Campus Communities Inc.	41,308	1,675,866
American Capital Agency Corp.	128,259	2,286,858
American Homes 4 Rent Class A	57,735	952,628
American Tower Corp.	155,753	15,922,629
Annaly Capital Management Inc.	348,463	3,467,207
Apartment Investment & Management Co. Class A	57,752	2,263,301
Apple Hospitality REIT Inc.[c]	57,366	1,131,258
AvalonBay Communities Inc.	48,961	8,559,852
BioMed Realty Trust Inc.	74,292	1,739,176
Blackstone Mortgage Trust Inc. Class A	34,131	939,285
Boston Properties Inc.	56,475	7,107,379
Brandywine Realty Trust	66,433	896,846
Brixmor Property Group Inc.[c]	62,572	1,603,095
Camden Property Trust	31,942	2,357,000
Care Capital Properties Inc.	30,471	1,004,019
CBL & Associates Properties Inc.	55,736	812,631
Chimera Investment Corp.	76,006	1,070,164
Colony Capital Inc.[c]	40,989	833,716
Columbia Property Trust Inc.	46,247	1,148,775
Communications Sales & Leasing Inc./CSL Capital LLC[b]	43,999	883,940
Corporate Office Properties Trust	35,173	808,979
Corrections Corp. of America	43,291	1,233,793
Cousins Properties Inc.	76,577	768,833
Crown Castle International Corp.[c]	122,948	10,507,136

Security	Shares	Value
CubeSmart	61,087	$1,699,440
CYS Investments Inc.[c]	58,476	451,435
DCT Industrial Trust Inc.	32,624	1,211,003
DDR Corp.	111,875	1,879,500
DiamondRock Hospitality Co.	73,250	855,560
Digital Realty Trust Inc.	49,946	3,694,006
Douglas Emmett Inc.[c]	51,189	1,563,824
Duke Realty Corp.	127,523	2,639,726
DuPont Fabros Technology Inc.	24,045	771,604
EastGroup Properties Inc.	11,962	671,786
EPR Properties	21,343	1,212,496
Equinix Inc.[c]	20,984	6,225,533
Equity Commonwealth[b]	47,579	1,365,993
Equity Lifestyle Properties Inc.	29,586	1,789,361
Equity Residential[c]	134,124	10,370,468
Essex Property Trust Inc.	24,235	5,342,363
Extra Space Storage Inc.	45,176	3,579,746
Federal Realty Investment Trust	25,405	3,645,363
Gaming and Leisure Properties Inc.[c]	33,692	982,796
General Growth Properties Inc.	215,463	6,237,654
GEO Group Inc. (The)	27,767	896,041
Hatteras Financial Corp.	35,080	501,995
HCP Inc.	170,418	6,339,550
Healthcare Realty Trust Inc.[c]	37,095	977,824
Healthcare Trust of America Inc. Class A	46,686	1,228,309
Highwoods Properties Inc.	34,508	1,499,373
Hospitality Properties Trust	55,248	1,482,856
Host Hotels & Resorts Inc.	276,209	4,786,702
Invesco Mortgage Capital Inc.	44,877	540,768
Iron Mountain Inc.	70,773	2,168,485
Kilroy Realty Corp.	34,002	2,238,692
Kimco Realty Corp.	152,281	4,076,562
Kite Realty Group Trust	30,454	804,290
Lamar Advertising Co. Class Ac	30,051	1,695,778
LaSalle Hotel Properties[c]	41,501	1,220,544
Lexington Realty Trust	78,558	694,453
Liberty Property Trust	55,428	1,885,661
Macerich Co. (The)	49,471	4,192,173
Mack-Cali Realty Corp.	33,050	719,168
Medical Properties Trust Inc.	86,492	977,360
MFA Financial Inc.[c]	135,676	938,878
Mid-America Apartment Communities Inc.[c]	27,863	2,373,649

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2015

Security	Shares	Value
National Retail Properties Inc.[c]	49,283	$1,872,754
New Residential Investment Corp.	84,570	1,025,834
NorthStar Realty Finance Corp.	133,915	1,608,319
Omega Healthcare Investors Inc.[c]	59,647	2,059,014
Outfront Media Inc.	50,309	1,187,795
Paramount Group Inc.	61,934	1,100,567
Pebblebrook Hotel Trust[c]	26,366	901,190
Piedmont Office Realty Trust Inc. Class A	55,627	1,078,051
Plum Creek Timber Co. Inc.	64,234	2,616,893
Post Properties Inc.[c]	20,196	1,206,509
Potlatch Corp.	15,192	474,598
Prologis Inc.	193,086	8,250,565
Public Storage	54,162	12,428,013
Rayonier Inc.	46,056	1,043,168
Realty Income Corp.[c]	92,043	4,552,447
Redwood Trust Inc.	31,481	418,068
Regency Centers Corp.[c]	34,569	2,349,309
Retail Properties of America Inc. Class A	87,155	1,304,710
RLJ Lodging Trust	48,079	1,206,302
Ryman Hospitality Properties Inc.[c]	18,800	988,880
Senior Housing Properties Trust	86,806	1,318,583
Simon Property Group Inc.	113,892	22,944,682
SL Green Realty Corp.	36,634	4,345,525
Sovran Self Storage Inc.	13,263	1,324,576
Spirit Realty Capital Inc.	162,949	1,658,821
Starwood Property Trust Inc.	87,767	1,763,239
Strategic Hotels & Resorts Inc.[b]	101,186	1,426,723
Sun Communities Inc.[c]	19,869	1,331,620
Sunstone Hotel Investors Inc.[c]	77,161	1,115,748
Tanger Factory Outlet Centers Inc.	35,150	1,228,493
Taubman Centers Inc.	22,227	1,711,034
Two Harbors Investment Corp.	135,533	1,146,609
UDR Inc.	96,364	3,320,703
Urban Edge Properties	34,068	808,774
Ventas Inc.	122,494	6,580,378
VEREIT Inc.	334,370	2,761,896
Vornado Realty Trust	65,277	6,563,602
Washington REIT	25,267	682,462
Weingarten Realty Investors	41,789	1,494,375

Security	Shares	Value
Welltower Inc.	129,633	$8,409,293
Weyerhaeuser Co.	189,109	5,546,567
WP Carey Inc.	35,629	2,257,810
WP GLIMCHER Inc.	68,464	795,552
Xenia Hotels & Resorts Inc.	41,295	716,055

		299,719,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
Alexander & Baldwin Inc.	17,015	642,146
CBRE Group Inc. Class Ab	106,794	3,981,280
Forest City Enterprises Inc. Class Ab	76,762	1,696,440
Howard Hughes Corp. (The)[b,c]	13,134	1,623,100
Jones Lang LaSalle Inc.	16,608	2,768,720
Realogy Holdings Corp.[b]	54,183	2,118,555
St. Joe Co. (The)[b,c]	23,163	459,091

		13,289,332
THRIFTS & MORTGAGE FINANCE — 0.56%
Capitol Federal Financial Inc.	46,819	607,710
Hudson City Bancorp Inc.	177,185	1,793,112
MGIC Investment Corp.[b]	125,572	1,180,377
New York Community Bancorp Inc.	164,034	2,709,842
Radian Group Inc.	77,085	1,115,420
Washington Federal Inc.	34,312	855,741

		8,262,202

TOTAL COMMON STOCKS
(Cost: $1,555,455,090)		1,481,208,699

SHORT-TERM INVESTMENTS — 3.23%

MONEY MARKET FUNDS — 3.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,d,e]	44,508,053	44,508,053
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,d,e]	2,303,013	2,303,013
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	1,187,714	1,187,714

		47,998,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,998,780)		47,998,780

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 103.08% (Cost: $1,603,453,870)	$1,529,207,479
Other Assets, Less Liabilities — (3.08)%	(45,758,450)

NET ASSETS — 100.00%	$1,483,449,029

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 21.14%
B/E Aerospace Inc.	24,452	$1,148,021
Boeing Co. (The)	147,220	21,798,865
BWX Technologies Inc.	24,780	701,274
Curtiss-Wright Corp.	10,828	753,196
DigitalGlobe Inc.[a,b]	14,959	223,338
Esterline Technologies Corp.[a]	7,051	543,279
General Dynamics Corp.	69,919	10,388,565
Hexcel Corp.	22,205	1,028,536
Honeywell International Inc.	180,187	18,609,713
Huntington Ingalls Industries Inc.	11,034	1,323,418
KLX Inc.[a]	12,064	471,823
L-3 Communications Holdings Inc.	18,528	2,341,939
Lockheed Martin Corp.	61,553	13,531,196
Moog Inc. Class Aa	7,822	483,087
Northrop Grumman Corp.	43,189	8,108,735
Orbital ATK Inc.	13,580	1,162,720
Precision Castparts Corp.	31,689	7,314,138
Raytheon Co.	69,959	8,213,186
Rockwell Collins Inc.	30,330	2,630,218
Spirit AeroSystems Holdings Inc. Class Aa	29,412	1,551,189
Teledyne Technologies Inc.[a]	8,165	728,563
Textron Inc.	63,623	2,682,982
TransDigm Group Inc.[a]	12,349	2,714,928
Triumph Group Inc.	11,270	524,957
United Technologies Corp.	190,903	18,786,764

		127,764,630
AIR FREIGHT & LOGISTICS — 5.17%
CH Robinson Worldwide Inc.	32,708	2,269,281
Expeditors International of Washington Inc.	43,628	2,172,238
FedEx Corp.	60,537	9,446,799
Hub Group Inc. Class Aa	8,271	330,674
United Parcel Service Inc. Class B	160,983	16,584,469
XPO Logistics Inc.[a,b]	16,014	444,549

		31,248,010
BUILDING PRODUCTS — 1.74%
Allegion PLC	22,037	1,436,151
AO Smith Corp.	17,459	1,341,200
Armstrong World Industries Inc.[a]	11,082	549,889
Fortune Brands Home & Security Inc.	36,907	1,931,343

Security	Shares	Value
Lennox International Inc.	9,247	$1,228,094
Masco Corp.	79,356	2,301,324
Owens Corning	26,984	1,228,582
USG Corp.[a,b]	20,885	492,260

		10,508,843
CHEMICALS — 1.04%
Sherwin-Williams Co. (The)	18,274	4,876,051
Valspar Corp. (The)	17,058	1,380,845

		6,256,896
COMMERCIAL SERVICES & SUPPLIES — 3.62%
ADT Corp. (The)[b]	39,112	1,292,260
Cintas Corp.	20,591	1,916,816
Clean Harbors Inc.[a,b]	12,213	567,782
Covanta Holding Corp.	30,495	511,096
Deluxe Corp.	11,556	688,160
Essendant Inc.	8,656	299,238
MSA Safety Inc.	7,304	317,578
Republic Services Inc.	55,536	2,429,145
RR Donnelley & Sons Co.	48,234	813,708
Stericycle Inc.[a,b]	19,527	2,369,992
Tetra Tech Inc.	13,729	369,310
Tyco International PLC	97,231	3,543,098
Waste Connections Inc.	28,349	1,544,454
Waste Management Inc.	96,978	5,213,537

		21,876,174
CONSTRUCTION & ENGINEERING — 1.16%
AECOM[a,b]	34,692	1,022,373
Chicago Bridge & Iron Co. NVb	22,102	991,717
EMCOR Group Inc.	14,521	701,074
Fluor Corp.	33,444	1,598,958
Jacobs Engineering Group Inc.[a]	28,566	1,146,639
KBR Inc.	33,446	616,744
Quanta Services Inc.[a,b]	47,108	947,342

		7,024,847
CONSTRUCTION MATERIALS — 1.01%
Eagle Materials Inc.	11,587	765,090
Martin Marietta Materials Inc.	15,457	2,398,153
Vulcan Materials Co.	30,721	2,967,034

		6,130,277
CONTAINERS & PACKAGING — 3.10%
AptarGroup Inc.	14,435	1,061,839
Avery Dennison Corp.	21,122	1,372,296
Ball Corp.	31,895	2,184,807
Bemis Co. Inc.	22,481	1,029,180

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2015

Security	Shares	Value
Berry Plastics Group Inc.[a]	27,577	$923,830
Crown Holdings Inc.[a]	32,075	1,701,258
Graphic Packaging Holding Co.	75,805	1,073,399
Owens-Illinois Inc.[a]	36,838	793,859
Packaging Corp. of America	22,549	1,543,479
Sealed Air Corp.	47,489	2,332,660
Silgan Holdings Inc.	9,334	474,821
Sonoco Products Co.	23,286	994,079
WestRock Co.	60,391	3,246,620

		18,732,127
ELECTRICAL EQUIPMENT — 4.42%
Acuity Brands Inc.	10,049	2,196,711
AMETEK Inc.	55,842	3,061,258
Eaton Corp. PLC	107,774	6,025,644
Emerson Electric Co.	151,450	7,152,984
EnerSys	10,681	651,434
Generac Holdings Inc.[a]	15,974	504,139
Hubbell Inc. Class A	752	88,458
Hubbell Inc. Class B	11,700	1,133,145
Regal Beloit Corp.	10,373	661,694
Rockwell Automation Inc.	30,867	3,369,442
Sensata Technologies Holding NVa	39,109	1,880,752

		26,725,661
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.86%
Amphenol Corp. Class A	71,156	3,858,078
Anixter International Inc.[a]	6,526	447,553
Arrow Electronics Inc.[a,b]	21,787	1,198,067
Avnet Inc.	31,025	1,409,466
Belden Inc.	9,752	624,421
Cognex Corp.	20,164	758,166
FEI Co.	9,608	693,602
FLIR Systems Inc.	32,333	862,321
IPG Photonics Corp.[a,b]	8,391	693,264
Itron Inc.[a,b]	8,868	325,722
Jabil Circuit Inc.	44,739	1,028,102
Keysight Technologies Inc.[a]	39,012	1,290,517
Knowles Corp.[a,b]	20,493	341,413
Littelfuse Inc.	5,231	522,734
National Instruments Corp.	23,438	714,156
TE Connectivity Ltd.	92,763	5,977,648
Trimble Navigation Ltd.[a]	59,162	1,345,935
Vishay Intertechnology Inc.[b]	31,291	331,685
Zebra Technologies Corp. Class Aa,b	12,030	925,107

		23,347,957

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 17.93%
3M Co.	143,998	$22,637,926
Carlisle Companies Inc.	15,049	1,309,263
Danaher Corp.	137,053	12,788,415
General Electric Co.	2,327,193	67,302,422
Roper Technologies Inc.	23,212	4,325,556

		108,363,582
INTERNET SOFTWARE & SERVICES — 1.31%
CoStar Group Inc.[a,b]	7,466	1,516,121
LinkedIn Corp. Class Aa	26,451	6,371,252

		7,887,373
IT SERVICES — 11.72%
Accenture PLC Class A	143,854	15,421,149
Alliance Data Systems Corp.[a]	14,172	4,213,477
Automatic Data Processing Inc.	107,358	9,339,072
Booz Allen Hamilton Holding Corp.	22,605	665,943
Broadridge Financial Solutions Inc.	27,290	1,625,938
Convergys Corp.	22,599	580,116
CoreLogic Inc./U.S.[a]	20,555	801,234
Euronet Worldwide Inc.[a]	11,541	926,050
Fidelity National Information Services Inc.	64,942	4,735,571
Fiserv Inc.[a]	54,093	5,220,515
FleetCor Technologies Inc.[a]	17,788	2,576,770
Genpact Ltd.[a]	36,807	912,078
Global Payments Inc.	15,026	2,049,697
Jack Henry & Associates Inc.	18,686	1,445,175
MAXIMUS Inc.	15,204	1,036,913
NeuStar Inc. Class Aa,b	12,222	332,316
Paychex Inc.	74,159	3,825,121
PayPal Holdings Inc.[a]	255,607	9,204,408
Sabre Corp.	30,910	906,281
Total System Services Inc.	39,026	2,046,914
WEX Inc.[a]	8,920	801,997
Xerox Corp.	231,782	2,176,433

		70,843,168
LIFE SCIENCES TOOLS & SERVICES — 1.03%
Agilent Technologies Inc.	76,459	2,887,092
Mettler-Toledo International Inc.[a]	6,391	1,987,537
PerkinElmer Inc.	26,073	1,346,410

		6,221,039
MACHINERY — 10.78%
Actuant Corp. Class A	13,517	308,188
AGCO Corp.	17,293	836,808

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2015

Security	Shares	Value
Allison Transmission Holdings Inc.	40,670	$1,167,229
Caterpillar Inc.	138,893	10,137,800
CLARCOR Inc.	11,619	579,323
Colfax Corp.[a,b]	23,188	625,148
Crane Co.	11,364	598,201
Cummins Inc.	38,325	3,967,021
Deere & Co.	71,874	5,606,172
Donaldson Co. Inc.	28,862	871,632
Dover Corp.	36,095	2,325,601
Flowserve Corp.	30,774	1,426,683
Graco Inc.	13,320	977,688
Hillenbrand Inc.	14,519	430,779
IDEX Corp.	17,813	1,367,326
Illinois Tool Works Inc.	75,940	6,981,924
Ingersoll-Rand PLC	61,205	3,627,008
ITT Corp.	20,635	816,733
Joy Global Inc.	22,287	382,891
Kennametal Inc.	18,128	509,759
Lincoln Electric Holdings Inc.	15,708	939,495
Manitowoc Co. Inc. (The)	31,137	476,396
Mueller Industries Inc.	13,026	410,580
Navistar International Corp.[a,b]	15,244	187,501
Nordson Corp.	13,188	939,513
Oshkosh Corp.	18,086	743,154
PACCAR Inc.	81,869	4,310,403
Parker-Hannifin Corp.	31,857	3,335,428
Pentair PLC	41,530	2,322,358
SPX Corp.	9,535	116,804
SPX FLOW Inc.[a]	9,535	323,236
Terex Corp.	24,982	501,139
Timken Co. (The)	16,934	535,114
Toro Co. (The)	12,580	946,897
Trinity Industries Inc.	35,703	966,480
Valmont Industries Inc.	5,386	584,058
Wabtec Corp./DE	22,261	1,844,769
Woodward Inc.	13,204	600,782
Xylem Inc./NY	41,786	1,521,428

		65,149,449
MARINE — 0.14%
Kirby Corp.[a]	12,640	825,265

		825,265
MULTI-UTILITIES — 0.14%
MDU Resources Group Inc.	45,015	848,983

		848,983

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.10%
Louisiana-Pacific Corp.[a]	32,589	$575,522

		575,522
PROFESSIONAL SERVICES — 1.99%
Advisory Board Co. (The)[a,b]	9,800	429,534
CEB Inc.	7,771	580,960
Equifax Inc.	27,277	2,906,910
FTI Consulting Inc.[a]	9,630	327,516
ManpowerGroup Inc.	17,720	1,626,342
Robert Half International Inc.	30,934	1,628,984
Towers Watson & Co. Class A	15,981	1,974,612
Verisk Analytics Inc. Class Aa,b	35,755	2,560,416

		12,035,274
ROAD & RAIL — 6.06%
CSX Corp.	226,752	6,120,036
Genesee & Wyoming Inc. Class Aa	12,270	823,317
JB Hunt Transport Services Inc.	21,218	1,620,419
Kansas City Southern	25,466	2,107,566
Landstar System Inc.	10,055	633,867
Norfolk Southern Corp.	69,484	5,560,804
Old Dominion Freight Line Inc.[a]	16,124	998,721
Ryder System Inc.	12,291	882,248
Union Pacific Corp.	199,993	17,869,375

		36,616,353
TRADING COMPANIES & DISTRIBUTORS — 2.10%
Air Lease Corp.	22,071	744,013
Applied Industrial Technologies Inc.	9,152	378,069
Fastenal Co.[b]	66,912	2,620,274
GATX Corp.	10,031	468,448
HD Supply Holdings Inc.[a]	42,319	1,260,683
MRC Global Inc.[a]	23,540	280,126
MSC Industrial Direct Co. Inc. Class A	11,171	701,204
NOW Inc.[a,b]	24,519	404,809
United Rentals Inc.[a]	22,006	1,647,369
Watsco Inc.	5,930	729,568
WESCO International Inc.[a,b]	9,928	485,777
WW Grainger Inc.	13,997	2,939,370

		12,659,710
TRANSPORTATION INFRASTRUCTURE — 0.22%
Macquarie Infrastructure Corp.	17,066	1,357,600

		1,357,600

TOTAL COMMON STOCKS (Cost: $649,676,736)		602,998,740

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.23%

MONEY MARKET FUNDS — 2.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	12,431,868	$12,431,868
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	643,271	643,271
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	404,424	404,424

		13,479,563

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,479,563)		13,479,563

TOTAL INVESTMENTS IN SECURITIES — 102.01% (Cost: $663,156,299)		616,478,303
Other Assets, Less Liabilities — (2.01)%		(12,143,325)

NET ASSETS — 100.00%		$604,334,978

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.00%
American Science & Engineering Inc.	16	$600

		600
AIR FREIGHT & LOGISTICS — 1.14%
CH Robinson Worldwide Inc.	8,504	590,008
Echo Global Logistics Inc.[a]	1,515	36,042
Expeditors International of Washington Inc.	11,157	555,507
United Parcel Service Inc. Class B	40,925	4,216,093

		5,397,650
AIRLINES — 0.09%
Southwest Airlines Co.	9,742	450,957

		450,957
AUTO COMPONENTS — 0.61%
Autoliv Inc.[b]	5,134	622,446
BorgWarner Inc.	13,195	565,010
Johnson Controls Inc.	38,322	1,731,388

		2,918,844
AUTOMOBILES — 0.37%
Harley-Davidson Inc.	12,137	600,175
Tesla Motors Inc.[a,b]	5,551	1,148,668

		1,748,843
BANKS — 1.36%
Bank of Hawaii Corp.[b]	2,544	166,581
Cathay General Bancorp	4,425	138,503
CIT Group Inc.	10,162	436,966
Comerica Inc.	10,379	450,449
Heartland Financial USA Inc.	1,144	42,145
International Bancshares Corp.	3,291	88,692
KeyCorp	50,017	621,211
M&T Bank Corp.	8,393	1,005,901
Old National Bancorp/IN	6,815	95,410
People’s United Financial Inc.	18,027	287,531
PNC Financial Services Group Inc. (The)[c]	30,229	2,728,470
Popular Inc.	6,034	178,425
Umpqua Holdings Corp.	12,862	214,795

		6,455,079
BEVERAGES — 2.21%
Coca-Cola Enterprises Inc.	12,910	662,799
Dr Pepper Snapple Group Inc.	11,186	999,693

Security	Shares	Value
PepsiCo Inc.	86,145	$8,803,158

		10,465,650
BIOTECHNOLOGY — 6.11%
Amgen Inc.	44,388	7,021,294
Biogen Inc.[a]	13,724	3,986,959
BioMarin Pharmaceutical Inc.[a]	9,415	1,101,931
Celgene Corp.[a]	46,322	5,684,173
Cepheid[a,b]	4,185	139,779
Gilead Sciences Inc.	85,762	9,273,445
Vertex Pharmaceuticals Inc.[a]	14,259	1,778,668

		28,986,249
BUILDING PRODUCTS — 0.27%
AO Smith Corp.	4,434	340,620
Builders FirstSource Inc.[a]	3,759	44,431
Masco Corp.	20,273	587,917
Owens Corning	6,536	297,584

		1,270,552
CAPITAL MARKETS — 3.15%
Ameriprise Financial Inc.	10,578	1,220,278
Bank of New York Mellon Corp. (The)	65,460	2,726,409
BlackRock Inc.[c]	7,221	2,541,575
Charles Schwab Corp. (The)	69,124	2,109,665
Franklin Resources Inc.	23,660	964,382
Invesco Ltd.	25,347	840,760
Legg Mason Inc.	5,816	260,266
Northern Trust Corp.	13,036	917,604
State Street Corp.	24,085	1,661,865
T Rowe Price Group Inc.	15,198	1,149,273
TD Ameritrade Holding Corp.	15,852	546,418

		14,938,495
CHEMICALS — 2.11%
Air Products & Chemicals Inc.	11,937	1,659,004
Albemarle Corp.	6,681	357,567
Axalta Coating Systems Ltd.[a]	8,270	228,500
Ecolab Inc.	15,676	1,886,606
HB Fuller Co.	2,939	111,653
International Flavors & Fragrances Inc.	4,716	547,339
Minerals Technologies Inc.	2,022	119,177
Mosaic Co. (The)	19,478	658,162
Praxair Inc.	16,866	1,873,644
Sherwin-Williams Co. (The)	4,650	1,240,759
Sigma-Aldrich Corp.	6,980	975,246

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
Valspar Corp. (The)	4,503	$364,518

		10,022,175
COMMERCIAL SERVICES & SUPPLIES — 0.45%
ACCO Brands Corp.[a]	6,399	51,640
Copart Inc.[a]	6,661	241,195
Deluxe Corp.	2,913	173,469
Essendant Inc.	2,232	77,160
HNI Corp.	2,592	111,301
Interface Inc.	3,849	75,248
Knoll Inc.	2,992	69,534
RR Donnelley & Sons Co.	12,161	205,156
Steelcase Inc. Class A	5,601	108,715
Team Inc.[a]	1,229	43,015
Tetra Tech Inc.	3,514	94,527
Tyco International PLC	24,757	902,145

		2,153,105
COMMUNICATIONS EQUIPMENT — 3.17%
Black Box Corp.	985	12,027
Calix Inc.[a]	2,402	16,790
Cisco Systems Inc.	296,831	8,563,574
Motorola Solutions Inc.	9,291	650,091
Plantronics Inc.	2,285	122,522
QUALCOMM Inc.	95,205	5,657,081

		15,022,085
CONSTRUCTION & ENGINEERING — 0.10%
EMCOR Group Inc.	3,656	176,511
Granite Construction Inc.	2,294	75,335
Quanta Services Inc.[a,b]	11,925	239,812

		491,658
CONSUMER FINANCE — 0.82%
American Express Co.	53,333	3,907,176

		3,907,176
CONTAINERS & PACKAGING — 0.36%
Avery Dennison Corp.	5,307	344,796
Ball Corp.	7,637	523,134
Sealed Air Corp.	12,405	609,334
Sonoco Products Co.	5,884	251,188

		1,728,452
DISTRIBUTORS — 0.33%
Genuine Parts Co.	8,877	805,676
LKQ Corp.[a]	17,739	525,252
Pool Corp.	2,540	207,112
Weyco Group Inc.	454	12,889

		1,550,929

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.02%
DeVry Education Group Inc.[b]	3,529	$83,143

		83,143
DIVERSIFIED FINANCIAL SERVICES — 0.46%
CME Group Inc./IL	18,761	1,772,351
FactSet Research Systems Inc.	2,315	405,403

		2,177,754
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.75%
CenturyLink Inc.	33,133	934,682
Cincinnati Bell Inc.[a]	10,982	41,402
Level 3 Communications Inc.[a]	17,571	895,243
Verizon Communications Inc.	237,964	11,155,752

		13,027,079
ELECTRIC UTILITIES — 0.36%
Eversource Energy	18,534	944,122
ITC Holdings Corp.	9,053	296,214
MGE Energy Inc.	2,018	83,283
Pepco Holdings Inc.	14,758	393,006

		1,716,625
ELECTRICAL EQUIPMENT — 0.18%
Rockwell Automation Inc.	7,848	856,688

		856,688
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.78%
Corning Inc.	73,833	1,373,294
Flextronics International Ltd.[a]	32,887	374,583
Itron Inc.[a]	2,414	88,666
TE Connectivity Ltd.	23,805	1,533,994
Trimble Navigation Ltd.[a]	15,129	344,185

		3,714,722
ENERGY EQUIPMENT & SERVICES — 0.63%
Baker Hughes Inc.	25,446	1,340,496
Core Laboratories NV	2,561	297,921
FMC Technologies Inc.[a]	13,464	455,487
Geospace Technologies Corp.[a]	823	12,641
National Oilwell Varco Inc.	22,808	858,493
Noble Corp. PLC	230	3,098

		2,968,136
FOOD & STAPLES RETAILING — 0.46%
Sysco Corp.	34,764	1,434,015
United Natural Foods Inc.[a]	2,920	147,314
Whole Foods Market Inc.	20,894	625,984

		2,207,313

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
FOOD PRODUCTS — 2.96%
Bunge Ltd.	8,375	$611,040
Campbell Soup Co.	10,912	554,221
Darling Ingredients Inc.[a]	9,628	97,435
General Mills Inc.	34,859	2,025,657
Hain Celestial Group Inc. (The)[a]	5,985	298,352
Hormel Foods Corp.	8,472	572,284
JM Smucker Co. (The)	6,647	780,291
Kellogg Co.	15,442	1,088,970
Keurig Green Mountain Inc.	6,735	341,801
Kraft Heinz Co. (The)	34,767	2,710,783
McCormick & Co. Inc./MD	6,755	567,285
Mondelez International Inc. Class A	94,890	4,380,122

		14,028,241
GAS UTILITIES — 0.19%
New Jersey Resources Corp.	4,991	158,115
Northwest Natural Gas Co.	1,593	76,098
Piedmont Natural Gas Co. Inc.	4,591	263,110
Questar Corp.	10,243	211,518
WGL Holdings Inc.	2,901	180,529

		889,370
HEALTH CARE EQUIPMENT & SUPPLIES — 1.16%
Becton Dickinson and Co.	12,251	1,746,013
Cooper Companies Inc. (The)	2,817	429,198
DENTSPLY International Inc.	8,152	496,049
Edwards Lifesciences Corp.[a]	6,274	985,959
Hologic Inc.[a]	13,927	541,203
IDEXX Laboratories Inc.[a,b]	5,558	381,390
ResMed Inc.	8,219	473,497
Varian Medical Systems Inc.[a]	5,916	464,583

		5,517,892
HEALTH CARE PROVIDERS & SERVICES — 2.06%
AmerisourceBergen Corp.	12,175	1,175,009
Cardinal Health Inc.	19,358	1,591,228
Centene Corp.[a]	6,590	391,973
Cigna Corp.	15,047	2,016,900
Envision Healthcare Holdings Inc.[a]	10,826	305,293
Henry Schein Inc.[a,b]	4,879	740,193
Humana Inc.	8,764	1,565,513
Laboratory Corp. of America Holdings[a]	5,857	718,888
Molina Healthcare Inc.[a,b]	2,413	149,606
Patterson Companies Inc.	5,118	242,593

Security	Shares	Value
Quest Diagnostics Inc.	8,378	$569,285
Select Medical Holdings Corp.	5,969	67,450
Team Health Holdings Inc.[a,b]	4,199	250,555

		9,784,486
HEALTH CARE TECHNOLOGY — 0.25%
Cerner Corp.[a]	18,065	1,197,529

		1,197,529
HOTELS, RESTAURANTS & LEISURE — 3.25%
Choice Hotels International Inc.	2,183	114,193
Darden Restaurants Inc.	6,604	408,722
Hilton Worldwide Holdings Inc.	29,081	726,734
Jack in the Box Inc.	2,181	162,550
Marriott International Inc./MD Class A	12,923	992,228
McDonald’s Corp.	55,977	6,283,418
Royal Caribbean Cruises Ltd.	10,261	1,009,169
Starbucks Corp.	87,465	5,472,685
Vail Resorts Inc.	2,187	249,690

		15,419,389
HOUSEHOLD DURABLES — 0.48%
CSS Industries Inc.	550	15,015
Ethan Allen Interiors Inc.	1,743	47,427
Jarden Corp.[a]	11,562	517,978
La-Z-Boy Inc.	2,979	85,050
Meritage Homes Corp.[a,b]	2,194	77,360
Mohawk Industries Inc.[a]	3,659	715,335
Newell Rubbermaid Inc.	15,842	672,176
Tupperware Brands Corp.	2,908	171,194

		2,301,535
HOUSEHOLD PRODUCTS — 3.98%
Clorox Co. (The)	7,654	933,329
Colgate-Palmolive Co.	50,146	3,327,187
Kimberly-Clark Corp.	21,286	2,548,147
Procter & Gamble Co. (The)	158,288	12,090,037

		18,898,700
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Ormat Technologies Inc.[b]	2,132	80,419

		80,419
INDUSTRIAL CONGLOMERATES — 1.23%
3M Co.	36,999	5,816,613

		5,816,613
INSURANCE — 2.81%
ACE Ltd.	19,050	2,162,937

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
Aflac Inc.	25,394	$1,618,868
Chubb Corp. (The)	13,443	1,738,852
Hartford Financial Services Group Inc. (The)	24,489	1,132,861
Marsh & McLennan Companies Inc.	31,500	1,755,810
PartnerRe Ltd.	2,786	387,254
Principal Financial Group Inc.	17,188	862,150
Progressive Corp. (The)	34,226	1,133,907
Travelers Companies Inc. (The)	18,643	2,104,608
Willis Group Holdings PLC	9,414	419,959

		13,317,206
INTERNET & CATALOG RETAIL — 0.60%
Blue Nile Inc.[a]	748	25,507
HSN Inc.	1,987	122,896
Netflix Inc.[a]	23,533	2,550,506
NutriSystem Inc.	1,749	40,454
Shutterfly Inc.[a,b]	2,191	91,387

		2,830,750
INTERNET SOFTWARE & SERVICES — 5.70%
Alphabet Inc. Class Aa	16,819	12,402,162
Alphabet Inc. Class Ca,b	17,992	12,788,894
Yahoo! Inc.[a]	52,161	1,857,975

		27,049,031
IT SERVICES — 3.92%
Accenture PLC Class A	36,538	3,916,874
Automatic Data Processing Inc.	27,453	2,388,136
Cognizant Technology Solutions Corp. Class Aa	35,692	2,430,982
Convergys Corp.	5,762	147,910
FleetCor Technologies Inc.[a]	4,552	659,403
International Business Machines Corp.	54,598	7,648,088
Teradata Corp.[a,b]	8,897	250,095
Western Union Co. (The)	30,113	579,675
Xerox Corp.	61,061	573,363

		18,594,526
LEISURE PRODUCTS — 0.22%
Callaway Golf Co.	4,544	45,213
Hasbro Inc.	6,533	501,930
Mattel Inc.	20,031	492,362

		1,039,505
LIFE SCIENCES TOOLS & SERVICES — 1.20%
Affymetrix Inc.[a]	4,640	42,688

Security	Shares	Value
Agilent Technologies Inc.	19,582	$739,416
Bio-Techne Corp.	2,168	191,218
Fluidigm Corp.[a,b]	1,757	18,993
Mettler-Toledo International Inc.[a]	1,656	515,000
PAREXEL International Corp.[a,b]	3,216	202,994
Quintiles Transnational Holdings Inc.[a]	5,369	341,737
Thermo Fisher Scientific Inc.	23,230	3,038,019
Waters Corp.[a]	4,883	624,047

		5,714,112
MACHINERY — 2.74%
AGCO Corp.	4,623	223,707
Caterpillar Inc.	33,476	2,443,413
CLARCOR Inc.	2,925	145,840
Cummins Inc.	10,045	1,039,758
Deere & Co.	18,564	1,447,992
Dover Corp.	9,353	602,614
Flowserve Corp.	7,855	364,158
Graco Inc.	3,422	251,175
Illinois Tool Works Inc.	19,362	1,780,142
Ingersoll-Rand PLC	15,438	914,856
Lincoln Electric Holdings Inc.	3,965	237,147
Meritor Inc.[a]	5,404	58,741
Middleby Corp. (The)[a,b]	3,342	390,813
Nordson Corp.	3,413	243,142
Parker-Hannifin Corp.	8,161	854,457
Snap-on Inc.	3,403	564,524
Tennant Co.	1,070	61,974
Timken Co. (The)	4,282	135,311
WABCO Holdings Inc.[a]	3,316	372,155
Wabtec Corp./DE	5,636	467,055
Xylem Inc./NY	10,577	385,109

		12,984,083
MEDIA — 4.62%
Charter Communications Inc. Class Aa,b	4,902	935,988
Discovery Communications Inc. Class Aa,b	8,698	256,069
Discovery Communications Inc. Class C NVS[a]	15,991	440,072
DreamWorks Animation SKG Inc. Class Aa,b	4,312	87,275
John Wiley & Sons Inc. Class A	2,726	142,652
Liberty Global PLC Series Aa	14,710	654,889
Liberty Global PLC Series C NVS[a]	36,237	1,545,146

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
New York Times Co. (The) Class A	7,705	$102,322
Scholastic Corp.	1,359	55,542
Scripps Networks Interactive Inc. Class A	4,392	263,871
Time Warner Cable Inc.	16,499	3,124,911
Time Warner Inc.	48,113	3,624,834
Walt Disney Co. (The)	94,054	10,697,702

		21,931,273
METALS & MINING — 0.21%
Compass Minerals International Inc.	1,963	159,474
Nucor Corp.	18,780	794,394
Schnitzer Steel Industries Inc. Class A	1,638	27,617

		981,485
MULTI-UTILITIES — 0.82%
Avista Corp.	3,632	122,943
CenterPoint Energy Inc.	23,836	442,158
CMS Energy Corp.	16,142	582,242
Consolidated Edison Inc.	17,091	1,123,733
MDU Resources Group Inc.	10,783	203,367
Sempra Energy	13,723	1,405,373

		3,879,816
MULTILINE RETAIL — 0.23%
Kohl’s Corp.	11,985	552,748
Nordstrom Inc.	8,357	544,960

		1,097,708
OIL, GAS & CONSUMABLE FUELS — 3.97%
Clean Energy Fuels Corp.[a,b]	4,479	25,306
Columbia Pipeline Group Inc.	18,507	384,390
ConocoPhillips	71,937	3,837,839
Denbury Resources Inc.	20,798	73,625
Devon Energy Corp.	22,932	961,539
Energen Corp.	4,592	267,025
Energy XXI Ltd.[c]	168	291
EOG Resources Inc.	32,046	2,751,149
EQT Corp.	8,885	587,032
Hess Corp.	15,083	847,815
Marathon Oil Corp.	39,370	723,621
Marathon Petroleum Corp.	31,799	1,647,188
Noble Energy Inc.	25,011	896,394
ONEOK Inc.	12,175	412,976
Phillips 66	31,655	2,818,878
Pioneer Natural Resources Co.	8,708	1,194,215

Security	Shares	Value
QEP Resources Inc.	10,299	$159,222
Southwestern Energy Co.[a]	8,369	92,394
Spectra Energy Corp.	39,152	1,118,573
Ultra Petroleum Corp.[a,b]	9,904	54,274

		18,853,746
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	3,712	153,083
Wausau Paper Corp.	2,177	22,227

		175,310
PERSONAL PRODUCTS — 0.31%
Avon Products Inc.	25,360	102,201
Edgewell Personal Care Co.	3,624	306,989
Estee Lauder Companies Inc. (The) Class A	13,466	1,083,474

		1,492,664
PHARMACEUTICALS — 3.51%
Bristol-Myers Squibb Co.	97,332	6,419,046
Merck & Co. Inc.	164,879	9,012,286
VIVUS Inc.[a,b]	7,951	10,018
Zoetis Inc.	27,704	1,191,549

		16,632,899
PROFESSIONAL SERVICES — 0.47%
CEB Inc.	1,952	145,931
Dun & Bradstreet Corp. (The)	2,101	239,241
Exponent Inc.	1,585	81,485
Heidrick & Struggles International Inc.	1,332	35,378
ICF International Inc.[a]	1,215	37,264
IHS Inc. Class Aa	4,014	479,833
Kelly Services Inc. Class A	1,841	29,088
ManpowerGroup Inc.	4,561	418,609
Navigant Consulting Inc.[a]	3,225	55,470
On Assignment Inc.[a]	2,713	122,383
Resources Connection Inc.	2,307	41,411
Robert Half International Inc.	7,877	414,803
RPX Corp.[a]	3,189	45,411
TrueBlue Inc.[a]	2,569	74,424

		2,220,731
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.16%
American Tower Corp.	24,735	2,528,659
AvalonBay Communities Inc.	7,715	1,348,813
Boston Properties Inc.	8,952	1,126,609
Corporate Office Properties Trust	5,837	134,251
Duke Realty Corp.	20,124	416,567

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
Equinix Inc.[b]	3,321	$985,274
Equity Residential	21,232	1,641,658
Federal Realty Investment Trust	4,008	575,108
HCP Inc.	26,945	1,002,354
Host Hotels & Resorts Inc.[b]	44,581	772,589
Iron Mountain Inc.[b]	11,665	357,416
Liberty Property Trust	8,717	296,552
Macerich Co. (The)	7,847	664,955
Plum Creek Timber Co. Inc.[b]	10,241	417,218
Potlatch Corp.	2,594	81,037
Prologis Inc.	30,578	1,306,598
Simon Property Group Inc.	18,163	3,659,118
UDR Inc.	15,105	520,518
Vornado Realty Trust	9,884	993,836
Weyerhaeuser Co.	30,205	885,913

		19,715,043
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
CBRE Group Inc. Class Aa	17,477	651,543
Forest City Enterprises Inc. Class Aa	13,325	294,483
Jones Lang LaSalle Inc.	2,665	444,282
Realogy Holdings Corp.[a]	8,545	334,109

		1,724,417
ROAD & RAIL — 1.00%
ArcBest Corp.	1,559	40,378
Avis Budget Group Inc.[a]	6,170	308,130
CSX Corp.	57,815	1,560,427
Genesee & Wyoming Inc. Class Aa	3,094	207,607
Hertz Global Holdings Inc.[a,b]	22,696	442,572
Kansas City Southern	6,446	533,471
Norfolk Southern Corp.	17,848	1,428,375
Ryder System Inc.	3,107	223,021

		4,743,981
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.87%
Advanced Micro Devices Inc.[a,b]	41,903	88,834
Analog Devices Inc.	18,287	1,099,414
Applied Materials Inc.	72,280	1,212,136
Intel Corp.	276,849	9,374,107
Lam Research Corp.	9,342	715,504
Microchip Technology Inc.[b]	12,306	594,257
NVIDIA Corp.	31,384	890,364
Skyworks Solutions Inc.	11,148	861,072
SunPower Corp.[a,b]	3,249	87,203

Security	Shares	Value
Texas Instruments Inc.	60,716	$3,443,811

		18,366,702
SOFTWARE — 8.95%
Adobe Systems Inc.[a]	29,240	2,592,419
ANSYS Inc.[a]	5,238	499,234
Autodesk Inc.[a]	13,281	732,978
CA Inc.	19,230	532,863
Citrix Systems Inc.[a]	9,352	767,799
Intuit Inc.	15,274	1,488,146
Microsoft Corp.	448,324	23,599,775
NetSuite Inc.[a,b]	2,343	199,319
Oracle Corp.	203,923	7,920,369
salesforce.com inc.[a]	36,350	2,824,759
Symantec Corp.	39,710	818,026
Workday Inc. Class Aa	6,239	492,694

		42,468,381
SPECIALTY RETAIL — 2.28%
Bed Bath & Beyond Inc.[a]	10,117	603,277
Best Buy Co. Inc.	18,702	655,131
Buckle Inc. (The)[b]	1,697	60,142
Caleres Inc.	2,424	74,077
CarMax Inc.[a]	12,204	720,158
Foot Locker Inc.	8,158	552,704
GameStop Corp. Class Ab	6,250	287,938
Gap Inc. (The)	14,685	399,726
Lowe’s Companies Inc.	55,247	4,078,886
Office Depot Inc.[a]	28,743	219,022
Pier 1 Imports Inc.	5,567	41,307
Signet Jewelers Ltd.	4,450	671,683
Staples Inc.	37,364	485,358
Tiffany & Co.	7,532	620,938
Tractor Supply Co.	7,955	734,962
Ulta Salon Cosmetics & Fragrance Inc.[a]	3,560	619,298

		10,824,607
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.27%
EMC Corp./MA	113,346	2,971,932
Hewlett-Packard Co.	106,076	2,859,809
Lexmark International Inc. Class A	3,572	116,054
Silicon Graphics International Corp.[a,b]	2,133	9,321
Super Micro Computer Inc.[a]	2,203	62,147

		6,019,263

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2015

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.96%
Columbia Sportswear Co.	1,640	$89,954
Deckers Outdoor Corp.[a,b]	1,942	108,092
Hanesbrands Inc.	23,425	748,195
Michael Kors Holdings Ltd.[a]	6,999	270,441
NIKE Inc. Class B	39,794	5,214,208
PVH Corp.	4,820	438,379
Under Armour Inc. Class Aa	10,467	995,202
VF Corp.	19,903	1,343,851
Wolverine World Wide Inc.	6,018	111,754

		9,320,076
THRIFTS & MORTGAGE FINANCE — 0.10%
New York Community Bancorp Inc.	25,876	427,471
PHH Corp.[a]	3,377	49,642

		477,113
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Air Lease Corp.	5,681	191,507
Applied Industrial Technologies Inc.	2,223	91,832
Fastenal Co.[b]	16,565	648,685
H&E Equipment Services Inc.	1,974	38,118
United Rentals Inc.[a]	5,655	423,333
WW Grainger Inc.	3,514	737,940

		2,131,415
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a]	4,584	57,117

		57,117
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	10,494	601,936

		601,936
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[a,b]	46,264	218,829

		218,829

TOTAL COMMON STOCKS (Cost: $390,861,274)		473,657,858

SHORT-TERM INVESTMENTS — 4.43%

MONEY MARKET FUNDS — 4.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	19,519,222	19,519,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,009,997	1,009,997

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	478,206	$478,206

		21,007,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,007,425)		21,007,425

TOTAL INVESTMENTS IN SECURITIES — 104.26% (Cost: $411,868,699)		494,665,283
Other Assets, Less Liabilities — (4.26)%		(20,227,795)

NET ASSETS — 100.00%		$474,437,488

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.31%
Rockwell Collins Inc.	51,326	$4,450,989

		4,450,989
AIR FREIGHT & LOGISTICS — 0.83%
Expeditors International of Washington Inc.	56,453	2,810,795

		2,810,795
AUTO COMPONENTS — 0.21%
Johnson Controls Inc.	15,625	705,937

		705,937
AUTOMOBILES — 0.39%
Tesla Motors Inc.[a,b]	6,466	1,338,009

		1,338,009
BEVERAGES — 3.03%
Coca-Cola Enterprises Inc.	118,757	6,096,985
PepsiCo Inc.	41,254	4,215,746

		10,312,731
BIOTECHNOLOGY — 2.46%
Biogen Inc.[a]	5,634	1,636,733
Celgene Corp.[a]	8,618	1,057,515
Gilead Sciences Inc.	40,255	4,352,773
Vertex Pharmaceuticals Inc.[a]	10,493	1,308,897

		8,355,918
BUILDING PRODUCTS — 0.21%
Masco Corp.	24,725	717,025

		717,025
CAPITAL MARKETS — 5.39%
BlackRock Inc.[c]	12,507	4,402,089
Franklin Resources Inc.	11,414	465,235
Northern Trust Corp.	149,460	10,520,489
State Street Corp.	42,690	2,945,610

		18,333,423
CHEMICALS — 4.98%
Ecolab Inc.	91,809	11,049,213
International Flavors & Fragrances Inc.	17,524	2,033,835
Sigma-Aldrich Corp.	27,544	3,848,448

		16,931,496
COMMUNICATIONS EQUIPMENT — 2.00%
Cisco Systems Inc.	193,560	5,584,206
Motorola Solutions Inc.	17,378	1,215,939

		6,800,145

Security	Shares	Value
CONSUMER FINANCE — 2.45%
American Express Co.	113,888	$8,343,435

		8,343,435
CONTAINERS & PACKAGING — 1.13%
Ball Corp.	56,176	3,848,056

		3,848,056
DISTRIBUTORS — 0.26%
LKQ Corp.[a]	30,130	892,149

		892,149
ELECTRIC UTILITIES — 4.19%
NextEra Energy Inc.	138,994	14,269,124

		14,269,124
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Corning Inc.	34,133	634,874
Flextronics International Ltd.[a,b]	86,835	989,050

		1,623,924
ENERGY EQUIPMENT & SERVICES — 0.83%
Baker Hughes Inc.	27,030	1,423,940
FMC Technologies Inc.[a]	31,958	1,081,139
National Oilwell Varco Inc.	8,709	327,807

		2,832,886
FOOD & STAPLES RETAILING — 0.15%
Whole Foods Market Inc.	17,185	514,863

		514,863
FOOD PRODUCTS — 3.13%
Bunge Ltd.	26,079	1,902,724
Campbell Soup Co.	51,287	2,604,867
General Mills Inc.	48,712	2,830,654
Kellogg Co.	22,997	1,621,748
Keurig Green Mountain Inc.[b]	8,746	443,860
Mondelez International Inc. Class A	26,750	1,234,780

		10,638,633
HEALTH CARE PROVIDERS & SERVICES — 6.56%
AmerisourceBergen Corp.	26,606	2,567,745
Cardinal Health Inc.	29,792	2,448,903
Henry Schein Inc.[a,b]	67,182	10,192,181
Patterson Companies Inc.	150,163	7,117,726

		22,326,555
HOTELS, RESTAURANTS & LEISURE — 1.10%
Marriott International Inc./MD Class A	48,873	3,752,469

		3,752,469

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2015

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.19%
Clorox Co. (The)	21,803	$2,658,658
Procter & Gamble Co. (The)	62,787	4,795,671

		7,454,329
INDUSTRIAL CONGLOMERATES — 4.84%
3M Co.	104,823	16,479,224

		16,479,224
INSURANCE — 5.54%
ACE Ltd.	83,337	9,462,083
Marsh & McLennan Companies Inc.	168,500	9,392,190

		18,854,273
INTERNET & CATALOG RETAIL — 0.09%
Netflix Inc.[a]	2,789	302,272

		302,272
INTERNET SOFTWARE & SERVICES — 1.86%
Alphabet Inc. Class Aa	8,220	6,061,346
Rackspace Hosting Inc.[a]	10,731	277,396

		6,338,742
IT SERVICES — 4.31%
Accenture PLC Class A	86,910	9,316,752
International Business Machines Corp.	28,676	4,016,934
Teradata Corp.[a,b]	46,937	1,319,399

		14,653,085
LEISURE PRODUCTS — 0.25%
Mattel Inc.	34,692	852,729

		852,729
LIFE SCIENCES TOOLS & SERVICES — 3.39%
Agilent Technologies Inc.	117,554	4,438,839
Mettler-Toledo International Inc.[a]	4,742	1,474,715
Waters Corp.[a]	43,955	5,617,449

		11,531,003
MACHINERY — 3.15%
Caterpillar Inc.	37,455	2,733,840
Cummins Inc.	53,017	5,487,790
Deere & Co.	24,636	1,921,608
Xylem Inc./NY	16,091	585,873

		10,729,111
MEDIA — 3.90%
Scripps Networks Interactive Inc. Class A	11,867	712,970
Time Warner Cable Inc.	37,842	7,167,275
Time Warner Inc.	12,233	921,634

Security	Shares	Value
Walt Disney Co. (The)	39,441	$4,486,019

		13,287,898
OIL, GAS & CONSUMABLE FUELS — 3.72%
ConocoPhillips	22,909	1,222,195
Hess Corp.	50,592	2,843,776
Marathon Oil Corp.	96,314	1,770,251
Noble Energy Inc.	13,141	470,974
Phillips 66	5,130	456,827
Spectra Energy Corp.	206,921	5,911,733

		12,675,756
PHARMACEUTICALS — 2.10%
Merck & Co. Inc.	100,411	5,488,465
Zoetis Inc.	38,837	1,670,380

		7,158,845
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.48%
Liberty Property Trust	106,968	3,639,052
Prologis Inc.	111,929	4,782,726

		8,421,778
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.07%
CBRE Group Inc. Class Aa	97,993	3,653,179

		3,653,179
ROAD & RAIL — 0.88%
Norfolk Southern Corp.	37,512	3,002,085

		3,002,085
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.08%
Applied Materials Inc.	56,862	953,576
Intel Corp.	123,460	4,180,356
Texas Instruments Inc.	34,541	1,959,165

		7,093,097
SOFTWARE — 6.40%
Autodesk Inc.[a]	23,725	1,309,383
CA Inc.	47,713	1,322,127
Microsoft Corp.	246,941	12,998,974
Oracle Corp.	105,742	4,107,019
salesforce.com inc.[a]	11,358	882,630
Symantec Corp.	56,821	1,170,513

		21,790,646
SPECIALTY RETAIL — 1.86%
Gap Inc. (The)	16,188	440,637
Signet Jewelers Ltd.	9,774	1,475,288
Tiffany & Co.	53,454	4,406,748

		6,322,673

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2015

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.90%
Apple Inc.	107,108	$12,799,406
EMC Corp./MA	58,393	1,531,064
Hewlett-Packard Co.	86,857	2,341,665

		16,672,135
TEXTILES, APPAREL & LUXURY GOODS — 3.66%
Hanesbrands Inc.	36,912	1,178,969
NIKE Inc. Class B	78,534	10,290,311
PVH Corp.	10,864	988,081

		12,457,361
TRADING COMPANIES & DISTRIBUTORS — 0.14%
WW Grainger Inc.	2,327	488,670

		488,670

TOTAL COMMON STOCKS (Cost: $281,069,901)		340,017,453

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	3,400,381	3,400,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	175,948	175,948
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	693,958	693,958

		4,270,287

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,270,287)		4,270,287

TOTAL INVESTMENTS IN SECURITIES — 101.16% (Cost: $285,340,188)		344,287,740
Other Assets, Less Liabilities — (1.16)%		(3,937,724)

NET ASSETS — 100.00%		$340,350,016

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2015

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$489,030,218	$870,236,011	$977,465,168
Affiliated (Note 2)	5,786,362	28,612,329	41,744,674

Total cost of investments	$494,816,580	$898,848,340	$1,019,209,842

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$366,279,848	$885,081,555	$1,048,326,306
Affiliated (Note 2)	5,786,362	28,612,329	41,744,674

Total fair value of investments	372,066,210	913,693,884	1,090,070,980
Cash	286,083	—	—
Receivables:
Investment securities sold	417,026	—	2,474,540
Dividends and interest	260,320	1,301,427	349,882
Capital shares sold	—	18,512	27,497

Total Assets	373,029,639	915,013,823	1,092,922,899

LIABILITIES
Payables:
Investment securities purchased	—	—	2,469,340
Collateral for securities on loan (Note 1)	5,786,362	28,056,397	40,099,982
Investment advisory fees (Note 2)	132,858	287,817	371,793

Total Liabilities	5,919,220	28,344,214	42,941,115

NET ASSETS	$367,110,419	$886,669,609	$1,049,981,784

Net assets consist of:
Paid-in capital	$613,152,631	$834,741,214	$947,448,414
Undistributed net investment income	674,235	1,557,785	566,930
Undistributed net realized gain (accumulated net realized loss)	(123,966,077)	35,525,066	31,105,302
Net unrealized appreciation (depreciation)	(122,750,370)	14,845,544	70,861,138

NET ASSETS	$367,110,419	$886,669,609	$1,049,981,784

Shares outstanding[b]	5,000,000	8,100,000	7,100,000

Net asset value per share	$73.42	$109.47	$147.88

[a]	Securities on loan with values of $5,637,622, $27,466,305 and $39,244,438, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

	iShares U.S. Financial Services ETF	iShares U.S. Financials ETF	iShares U.S. Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$831,700,084	$1,520,511,821	$649,676,736
Affiliated (Note 2)	37,134,552	82,942,049	13,479,563

Total cost of investments	$868,834,636	$1,603,453,870	$663,156,299

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$830,215,411	$1,447,556,095	$602,998,740
Affiliated (Note 2)	38,420,985	81,651,384	13,479,563

Total fair value of investments	868,636,396	1,529,207,479	616,478,303
Receivables:
Investment securities sold	2,596,851	2,524,813	627,225
Dividends and interest	1,287,085	1,850,256	523,989
Capital shares sold	—	72,646	—

Total Assets	872,520,332	1,533,655,194	617,629,517

LIABILITIES
Payables:
Investment securities purchased	2,780,199	2,666,721	—
Collateral for securities on loan (Note 1)	2,364,422	46,811,066	13,075,139
Capital shares redeemed	—	186,078	—
Investment advisory fees (Note 2)	322,302	542,300	219,400

Total Liabilities	5,466,923	50,206,165	13,294,539

NET ASSETS	$867,053,409	$1,483,449,029	$604,334,978

Net assets consist of:
Paid-in capital	$928,292,613	$1,666,338,527	$671,892,674
Undistributed net investment income	1,262,813	331,347	282,367
Accumulated net realized loss	(62,303,777)	(108,974,454)	(21,162,067)
Net unrealized depreciation	(198,240)	(74,246,391)	(46,677,996)

NET ASSETS	$867,053,409	$1,483,449,029	$604,334,978

Shares outstanding[b]	9,550,000	16,600,000	5,750,000

Net asset value per share	$90.79	$89.36	$105.10

[a]	Securities on loan with values of $2,312,707, $45,738,038 and $12,764,271, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments, at cost:
Unaffiliated	$386,852,596	$276,878,233
Affiliated (Note 2)	25,016,103	8,461,955

Total cost of investments	$411,868,699	$285,340,188

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$468,387,813	$335,615,364
Affiliated (Note 2)	26,277,470	8,672,376

Total fair value of investments	494,665,283	344,287,740
Receivables:
Dividends and interest	664,702	362,000

Total Assets	495,329,985	344,649,740

LIABILITIES
Payables:
Investment securities purchased	169,472	576,970
Collateral for securities on loan (Note 1)	20,529,219	3,576,329
Capital shares redeemed	—	4,429
Investment advisory fees (Note 2)	193,806	141,996

Total Liabilities	20,892,497	4,299,724

NET ASSETS	$474,437,488	$340,350,016

Net assets consist of:
Paid-in capital	$396,048,021	$285,676,542
Undistributed net investment income	736,162	425,516
Accumulated net realized loss	(5,143,279)	(4,699,594)
Net unrealized appreciation	82,796,584	58,947,552

NET ASSETS	$474,437,488	$340,350,016

Shares outstanding[b]	6,150,000	4,000,000

Net asset value per share	$77.14	$85.09

[a]	Securities on loan with values of $20,103,345 and $3,487,890, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,750,383	$7,983,762	$7,136,584
Interest — affiliated (Note 2)	22	58	87
Securities lending income — affiliated — net (Note 2)	34,880	51,824	83,188

Total investment income	4,785,285	8,035,644	7,219,859

EXPENSES
Investment advisory fees (Note 2)	924,696	1,474,529	2,311,618

Total expenses	924,696	1,474,529	2,311,618

Net investment income	3,860,589	6,561,115	4,908,241

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,019,707)	977,265	(2,598,706)
In-kind redemptions — unaffiliated	(12,238,469)	52,301,039	56,602,454

Net realized gain (loss)	(41,258,176)	53,278,304	54,003,748

Net change in unrealized appreciation/depreciation	(23,747,429)	(26,131,001)	(21,251,199)

Net realized and unrealized gain (loss)	(65,005,605)	27,147,303	32,752,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,145,016)	$33,708,418	$37,660,790

[a]	Net of foreign withholding tax of $ —, $ — and $6,278, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares U.S. Financial Services ETF	iShares U.S. Financials ETF	iShares U.S. Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,433,749	$13,897,889	$6,622,162
Dividends — affiliated (Note 2)	390,381	401,156	—
Interest — affiliated (Note 2)	67	126	46
Securities lending income — affiliated — net (Note 2)	5,009	36,668	56,572

Total investment income	6,829,206	14,335,839	6,678,780

EXPENSES
Investment advisory fees (Note 2)	1,730,143	3,216,127	1,501,385

Total expenses	1,730,143	3,216,127	1,501,385

Net investment income	5,099,063	11,119,712	5,177,395

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,008,698)	(7,020,259)	(3,683,493)
Investments — affiliated (Note 2)	(48,950)	(57,781)	—
In-kind redemptions — unaffiliated	50,547,408	9,590,363	56,526
In-kind redemptions — affiliated (Note 2)	2,379,437	(19,953)	—

Net realized gain (loss)	48,869,197	2,492,370	(3,626,967)

Net change in unrealized appreciation/depreciation	(57,517,865)	(16,237,379)	(14,991,937)

Net realized and unrealized loss	(8,648,668)	(13,745,009)	(18,618,904)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,549,605)	$(2,625,297)	$(13,441,509)

[a]	Net of foreign withholding tax of $633, $607 and $205, respectively.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,378,823	$3,280,390
Dividends — affiliated (Note 2)	62,537	53,050
Interest — affiliated (Note 2)	37	32
Securities lending income — affiliated — net (Note 2)	24,584	6,070

Total investment income	4,465,981	3,339,542

EXPENSES
Investment advisory fees (Note 2)	1,123,190	832,347

Total expenses	1,123,190	832,347

Net investment income	3,342,791	2,507,195

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,788,723)	(1,372,587)
Investments — affiliated (Note 2)	(39,443)	(2,631)
In-kind redemptions — unaffiliated	6,523,177	7,615,849
In-kind redemptions — affiliated (Note 2)	59,726	45,415

Net realized gain	1,754,737	6,286,046

Net change in unrealized appreciation/depreciation	(1,262,423)	(10,735,985)

Net realized and unrealized gain (loss)	492,314	(4,449,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,835,105	$(1,942,744)

[a]	Net of foreign withholding tax of $510 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,860,589	$12,205,310	$6,561,115	$11,036,395
Net realized gain (loss)	(41,258,176)	66,383,166	53,278,304	82,389,932
Net change in unrealized appreciation/depreciation	(23,747,429)	(63,730,552)	(26,131,001)	(39,030,094)

Net increase (decrease) in net assets resulting from operations	(61,145,016)	14,857,924	33,708,418	54,396,233

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,794,041)	(13,514,536)	(6,488,407)	(10,472,609)

Total distributions to shareholders	(3,794,041)	(13,514,536)	(6,488,407)	(10,472,609)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,712,057	724,141,138	395,701,489	537,509,396
Cost of shares redeemed	(127,542,156)	(1,170,485,488)	(314,663,065)	(263,273,985)

Net increase (decrease) in net assets from capital share transactions	(62,830,099)	(446,344,350)	81,038,424	274,235,411

INCREASE (DECREASE) IN NET ASSETS	(127,769,156)	(445,000,962)	108,258,435	318,159,035

NET ASSETS
Beginning of period	494,879,575	939,880,537	778,411,174	460,252,139

End of period	$367,110,419	$494,879,575	$886,669,609	$778,411,174

Undistributed net investment income included in net assets at end of period	$674,235	$607,687	$1,557,785	$1,485,077

SHARES ISSUED AND REDEEMED
Shares sold	850,000	8,500,000	3,700,000	5,200,000
Shares redeemed	(1,700,000)	(13,850,000)	(3,000,000)	(2,550,000)

Net increase (decrease) in shares outstanding	(850,000)	(5,350,000)	700,000	2,650,000

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Consumer Services ETF		iShares U.S. Financial Services ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,908,241	$6,725,034	$5,099,063	$7,751,524
Net realized gain	54,003,748	70,788,424	48,869,197	48,955,359
Net change in unrealized appreciation/depreciation	(21,251,199)	27,284,555	(57,517,865)	16,110,400

Net increase (decrease) in net assets resulting from operations	37,660,790	104,798,013	(3,549,605)	72,817,283

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,798,326)	(6,531,675)	(4,706,578)	(7,568,428)

Total distributions to shareholders	(4,798,326)	(6,531,675)	(4,706,578)	(7,568,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	166,171,692	750,890,668	553,605,243	122,454,609
Cost of shares redeemed	(204,324,957)	(215,578,693)	(242,667,377)	(216,248,769)

Net increase (decrease) in net assets from capital share transactions	(38,153,265)	535,311,975	310,937,866	(93,794,160)

INCREASE (DECREASE) IN NET ASSETS	(5,290,801)	633,578,313	302,681,683	(28,545,305)

NET ASSETS
Beginning of period	1,055,272,585	421,694,272	564,371,726	592,917,031

End of period	$1,049,981,784	$1,055,272,585	$867,053,409	$564,371,726

Undistributed net investment income included in net assets at end of period	$566,930	$457,015	$1,262,813	$870,328

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	5,550,000	5,950,000	1,400,000
Shares redeemed	(1,450,000)	(1,700,000)	(2,600,000)	(2,500,000)

Net increase (decrease) in shares outstanding	(300,000)	3,850,000	3,350,000	(1,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Financials ETF		iShares U.S. Industrials ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,119,712	$21,784,532	$5,177,395	$15,460,511
Net realized gain (loss)	2,492,370	231,274,925	(3,626,967)	73,617,420
Net change in unrealized appreciation/depreciation	(16,237,379)	(162,643,242)	(14,991,937)	(68,106,787)

Net increase (decrease) in net assets resulting from operations	(2,625,297)	90,416,215	(13,441,509)	20,971,144

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,788,365)	(23,131,223)	(4,895,028)	(15,902,897)

Total distributions to shareholders	(10,788,365)	(23,131,223)	(4,895,028)	(15,902,897)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	986,101,561	2,087,456,190	41,737,078	2,841,718,818
Cost of shares redeemed	(652,652,563)	(2,550,971,064)	(336,919,469)	(2,824,425,902)

Net increase (decrease) in net assets from capital share transactions	333,448,998	(463,514,874)	(295,182,391)	17,292,916

INCREASE (DECREASE) IN NET ASSETS	320,035,336	(396,229,882)	(313,518,928)	22,361,163

NET ASSETS
Beginning of period	1,163,413,693	1,559,643,575	917,853,906	895,492,743

End of period	$1,483,449,029	$1,163,413,693	$604,334,978	$917,853,906

Undistributed net investment income included in net assets at end of period	$331,347	$—	$282,367	$—

SHARES ISSUED AND REDEEMED
Shares sold	10,900,000	23,400,000	400,000	27,300,000
Shares redeemed	(7,400,000)	(29,700,000)	(3,200,000)	(27,600,000)

Net increase (decrease) in shares outstanding	3,500,000	(6,300,000)	(2,800,000)	(300,000)

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI KLD 400 Social ETF		iShares MSCI USA ESG Select ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,342,791	$5,477,013	$2,507,195	$3,783,706
Net realized gain	1,754,737	25,832,235	6,286,046	17,861,746
Net change in unrealized appreciation/depreciation	(1,262,423)	8,740,824	(10,735,985)	9,199,066

Net increase (decrease) in net assets resulting from operations	3,835,105	40,050,072	(1,942,744)	30,844,518

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,084,476)	(5,321,488)	(2,235,556)	(3,739,686)

Total distributions to shareholders	(3,084,476)	(5,321,488)	(2,235,556)	(3,739,686)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,591,377	108,173,520	38,018,000	88,213,362
Cost of shares redeemed	(18,608,017)	(61,998,542)	(21,766,393)	(42,122,024)

Net increase in net assets from capital share transactions	41,983,360	46,174,978	16,251,607	46,091,338

INCREASE IN NET ASSETS	42,733,989	80,903,562	12,073,307	73,196,170

NET ASSETS
Beginning of period	431,703,499	350,799,937	328,276,709	255,080,539

End of period	$474,437,488	$431,703,499	$340,350,016	$328,276,709

Undistributed net investment income included in net assets at end of period	$736,162	$477,847	$425,516	$153,877

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,450,000	450,000	1,050,000
Shares redeemed	(250,000)	(850,000)	(250,000)	(500,000)

Net increase in shares outstanding	550,000	600,000	200,000	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$84.59	$83.92	$69.93	$69.97	$84.01	$63.98

Income from investment operations:
Net investment income[a]	0.71	1.34	1.49	1.51	1.18	0.94
Net realized and unrealized gain (loss)[b]	(11.17)	0.82	13.89	(0.12)	(13.75)	20.02

Total from investment operations	(10.46)	2.16	15.38	1.39	(12.57)	20.96

Less distributions from:
Net investment income	(0.71)	(1.49)	(1.39)	(1.43)	(1.47)	(0.93)

Total distributions	(0.71)	(1.49)	(1.39)	(1.43)	(1.47)	(0.93)

Net asset value, end of period	$73.42	$84.59	$83.92	$69.93	$69.97	$84.01

Total return	(12.35)%[c]	2.58%	22.27%	2.06%	(14.85)%	33.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$367,110	$494,880	$939,881	$506,979	$594,714	$1,213,933
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.83%	1.57%	1.94%	2.23%	1.66%	1.34%
Portfolio turnover rate[e]	4%	7%	16%	8%	11%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$105.19	$96.90	$87.54	$73.95	$69.19	$58.96

Income from investment operations:
Net investment income[a]	1.05	2.03	1.81	1.70	1.51	1.37
Net realized and unrealized gain[b]	4.38	8.23	9.37	13.60	4.67	10.28

Total from investment operations	5.43	10.26	11.18	15.30	6.18	11.65

Less distributions from:
Net investment income	(1.15)	(1.97)	(1.82)	(1.71)	(1.42)	(1.42)

Total distributions	(1.15)	(1.97)	(1.82)	(1.71)	(1.42)	(1.42)

Net asset value, end of period	$109.47	$105.19	$96.90	$87.54	$73.95	$69.19

Total return	5.21%[c]	10.66%	12.92%	21.06%	9.13%	20.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$886,670	$778,411	$460,252	$494,612	$414,113	$332,123
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.96%	1.98%	1.97%	2.22%	2.20%	2.24%
Portfolio turnover rate[e]	3%	4%	9%	7%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$142.60	$118.79	$99.99	$81.99	$73.56	$63.26

Income from investment operations:
Net investment income[a]	0.68	1.44	1.08	1.30	0.86	0.68
Net realized and unrealized gain[b]	5.27	23.64	18.72	18.02	8.40	10.33

Total from investment operations	5.95	25.08	19.80	19.32	9.26	11.01

Less distributions from:
Net investment income	(0.67)	(1.27)	(1.00)	(1.32)	(0.83)	(0.71)

Total distributions	(0.67)	(1.27)	(1.00)	(1.32)	(0.83)	(0.71)

Net asset value, end of period	$147.88	$142.60	$118.79	$99.99	$81.99	$73.56

Total return	4.20%[c]	21.19%	19.85%	23.82%	12.74%	17.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,049,982	$1,055,273	$421,694	$379,975	$315,642	$209,638
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.93%	1.08%	0.96%	1.50%	1.19%	1.08%
Portfolio turnover rate[e]	5%	8%	5%	9%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$91.03	$81.22	$66.98	$55.38	$58.07	$60.44

Income from investment operations:
Net investment income[a]	0.60	1.15	0.94	0.84	0.64	0.32
Net realized and unrealized gain (loss)[b]	(0.28)	9.77	14.22	11.60	(2.71)	(2.43)

Total from investment operations	0.32	10.92	15.16	12.44	(2.07)	(2.11)

Less distributions from:
Net investment income	(0.56)	(1.11)	(0.92)	(0.84)	(0.62)	(0.26)

Total distributions	(0.56)	(1.11)	(0.92)	(0.84)	(0.62)	(0.26)

Net asset value, end of period	$90.79	$91.03	$81.22	$66.98	$55.38	$58.07

Total return	0.35%[c]	13.50%	22.68%	22.74%	(3.40)%	(3.45)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$867,053	$564,372	$592,917	$428,658	$310,107	$252,592
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.30%	1.32%	1.20%	1.43%	1.27%	0.58%
Portfolio turnover rate[e]	3%	3%	4%	5%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$88.81	$80.39	$69.55	$57.76	$59.55	$58.21

Income from investment operations:
Net investment income[a]	0.68	1.27	1.15	1.06	0.85	0.63
Net realized and unrealized gain (loss)[b]	0.49	8.46	10.84	11.76	(1.78)	1.33

Total from investment operations	1.17	9.73	11.99	12.82	(0.93)	1.96

Less distributions from:
Net investment income	(0.62)	(1.31)	(1.15)	(1.03)	(0.86)	(0.62)

Total distributions	(0.62)	(1.31)	(1.15)	(1.03)	(0.86)	(0.62)

Net asset value, end of period	$89.36	$88.81	$80.39	$69.55	$57.76	$59.55

Total return	1.34%[c]	12.15%	17.32%	22.50%	(1.35)%	3.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,483,449	$1,163,414	$1,559,644	$879,785	$522,687	$544,841
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.52%	1.48%	1.50%	1.73%	1.62%	1.14%
Portfolio turnover rate[e]	3%	6%	6%	10%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$107.35	$101.19	$81.15	$70.81	$72.95	$60.93

Income from investment operations:
Net investment income[a]	0.80	1.43	1.28	1.24	1.03	1.04
Net realized and unrealized gain (loss)[b]	(2.26)	6.17	20.14	10.30	(2.15)	12.02

Total from investment operations	(1.46)	7.60	21.42	11.54	(1.12)	13.06

Less distributions from:
Net investment income	(0.79)	(1.44)	(1.38)	(1.20)	(1.02)	(1.04)

Total distributions	(0.79)	(1.44)	(1.38)	(1.20)	(1.02)	(1.04)

Net asset value, end of period	$105.10	$107.35	$101.19	$81.15	$70.81	$72.95

Total return	(1.34)%[c]	7.54%	26.53%	16.53%	(1.38)%	21.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$604,335	$917,854	$895,493	$917,039	$396,508	$532,529
Ratio of expenses to average net assets[d]	0.44%	0.43%	0.45%	0.46%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.52%	1.37%	1.37%	1.69%	1.56%	1.68%
Portfolio turnover rate[e]	4%	6%	6%	7%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$77.09	$70.16	$59.39	$51.54	$50.11	$45.41

Income from investment operations:
Net investment income[a]	0.57	1.04	0.95	0.90	0.73	0.65
Net realized and unrealized gain[b]	0.00 [c]	6.89	10.72	7.86	1.43	4.69

Total from investment operations	0.57	7.93	11.67	8.76	2.16	5.34

Less distributions from:
Net investment income	(0.52)	(1.00)	(0.90)	(0.91)	(0.73)	(0.64)

Total distributions	(0.52)	(1.00)	(0.90)	(0.91)	(0.73)	(0.64)

Net asset value, end of period	$77.14	$77.09	$70.16	$59.39	$51.54	$50.11

Total return	0.79%[d]	11.34%	19.76%	17.25%	4.46%	11.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$474,437	$431,703	$350,800	$210,836	$172,663	$157,831
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.49%	1.39%	1.45%	1.71%	1.54%	1.43%
Portfolio turnover rate[f]	10%	14%	13%	11%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$86.39	$78.49	$67.40	$60.98	$59.19	$51.73

Income from investment operations:
Net investment income[a]	0.64	1.08	1.01	1.04	0.86	0.81
Net realized and unrealized gain (loss)[b]	(1.37)	7.89	11.12	6.42	1.76	7.47

Total from investment operations	(0.73)	8.97	12.13	7.46	2.62	8.28

Less distributions from:
Net investment income	(0.57)	(1.07)	(1.04)	(1.04)	(0.83)	(0.82)

Total distributions	(0.57)	(1.07)	(1.04)	(1.04)	(0.83)	(0.82)

Net asset value, end of period	$85.09	$86.39	$78.49	$67.40	$60.98	$59.19

Total return	(0.83)%[c]	11.46%	18.12%	12.45%	4.58%	16.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$340,350	$328,277	$255,081	$208,935	$189,049	$171,641
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.51%	1.29%	1.38%	1.71%	1.52%	1.56%
Portfolio turnover rate[e]	8%	19%	20%	34%	20%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	Diversified
U.S. Financials Services	Non-diversified

iShares ETF	Diversification Classification
U.S. Financials	Diversified
U.S. Industrials	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

authorities as of October 31, 2015 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Basic Materials
Citigroup Global Markets Inc.	$10,800	$10,800	$—
Credit Suisse Securities (USA) LLC	5,838	5,838	—
Deutsche Bank Securities Inc.	5,436	5,436	—
Goldman Sachs & Co.	1,043,719	1,043,719	—
JPMorgan Clearing Corp.	2,267,766	2,267,766	—
Merrill Lynch, Pierce, Fenner & Smith	680,312	680,312	—
UBS Securities LLC	1,623,751	1,623,751	—

	$5,637,622	$5,637,622	$—

U.S. Consumer Goods
BNP Paribas Prime Brokerage Inc.	$1,308,146	$1,308,146	$—
Citigroup Global Markets Inc.	5,465,900	5,465,900	—
Credit Suisse Securities (USA) LLC	1,497,155	1,497,155	—
Deutsche Bank Securities Inc.	3,419,444	3,419,444	—
Goldman Sachs & Co.	5,083,907	5,083,907	—
HSBC Bank PLC	1,966,710	1,966,710	—
JPMorgan Clearing Corp.	2,786,133	2,786,133	—
Merrill Lynch, Pierce, Fenner & Smith	374,295	374,295	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	443,171	443,171	—
National Financial Services LLC	77,245	77,245	—
State Street Bank & Trust Company	105,996	105,996	—
UBS Securities LLC	4,938,203	4,938,203	—

	$27,466,305	$27,466,305	$—

U.S. Consumer Services
Barclays Capital Inc.	$1,098,719	$1,098,719	$—
Credit Suisse Securities (USA) LLC	1,948,799	1,948,799	—
Deutsche Bank Securities Inc.	2,130,227	2,130,227	—
Goldman Sachs & Co.	4,379,398	4,379,398	—
Jefferies LLC	7,688	7,688	—
JPMorgan Clearing Corp.	5,525,044	5,525,044	—
Merrill Lynch, Pierce, Fenner & Smith	4,316,390	4,316,390	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,588,038	2,588,038	—
Nomura Securities International Inc.	996,579	996,579	—
State Street Bank & Trust Company	11,212,355	11,212,355	—
UBS Securities LLC	3,916,426	3,916,426	—
Wells Fargo Securities LLC	1,124,775	1,124,775	—

	$39,244,438	$39,244,438	$—

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Financial Services
Citigroup Global Markets Inc.	$4,166	$4,166	$—
Credit Suisse Securities (USA) LLC	1,080,476	1,080,476	—
JPMorgan Clearing Corp.	670,001	670,001	—
UBS Securities LLC	558,064	558,064	—

	$2,312,707	$2,312,707	$—

U.S. Financials
Citigroup Global Markets Inc.	$237,003	$237,003	$—
Credit Suisse Securities (USA) LLC	1,190,547	1,190,547	—
Deutsche Bank Securities Inc.	2,170,584	2,170,584	—
Goldman Sachs & Co.	11,526,096	11,526,096	—
JPMorgan Clearing Corp.	10,267,915	10,267,915	—
Merrill Lynch, Pierce, Fenner & Smith	14,733,092	14,733,092	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	240,878	240,878	—
Nomura Securities International Inc.	922,052	922,052	—
Timber Hill LLC	378,726	378,726	—
UBS Securities LLC	2,240,730	2,240,730	—
Wells Fargo Securities LLC	1,830,415	1,830,415	—

	$45,738,038	$45,738,038	$—

U.S. Industrials
Barclays Capital Inc.	$17,511	$17,511	$—
BNP Paribas Prime Brokerage Inc.	144,463	144,463	—
Citigroup Global Markets Inc.	250,232	250,232	—
Credit Suisse Securities (USA) LLC	929,370	929,370	—
Deutsche Bank Securities Inc.	433,385	433,385	—
Goldman Sachs & Co.	1,235,143	1,235,143	—
JPMorgan Clearing Corp.	2,416,037	2,416,037	—
Merrill Lynch, Pierce, Fenner & Smith	692,469	692,469	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,355,646	5,355,646	—
UBS Securities LLC	795,249	795,249	—
Wells Fargo Securities LLC	494,766	494,766	—

	$12,764,271	$12,764,271	$—

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI KLD 400 Social
Barclays Capital Inc.	$24,057	$24,057	$—
BNP Paribas Prime Brokerage Inc.	26,226	26,226	—
Citigroup Global Markets Inc.	925,603	925,603	—
Credit Suisse Securities (USA) LLC	15,677	15,677	—
Deutsche Bank Securities Inc.	458,579	458,579	—
Goldman Sachs & Co.	2,291,749	2,291,749	—
HSBC Bank PLC	62,748	62,748	—
Jefferies LLC	905	905	—
JPMorgan Clearing Corp.	13,743,319	13,743,319	—
Merrill Lynch, Pierce, Fenner & Smith	393,544	393,544	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,639,437	1,639,437	—
State Street Bank & Trust Company	521,501	521,501	—

	$20,103,345	$20,103,345	$—

MSCI USA ESG Select
BNP Paribas Prime Brokerage Inc.	$1,127,131	$1,127,131	$—
Deutsche Bank Securities Inc.	528,045	528,045	—
JPMorgan Clearing Corp.	1,607,980	1,607,980	—
UBS Securities LLC	224,734	224,734	—

	$3,487,890	$3,487,890	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financial Services, iShares U.S. Financials and iShares U.S. Industrials ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.48%		First $10 billion
0.43		Over $10 billion, up to and including $20 billion
0.38		Over $20 billion, up to and including $30 billion
0.34	[a]	Over $30 billion, up to and including $40 billion[b]
0.33		Over $40 billion, up to and including $50 billion[b]
0.31		Over $50 billion[b]

[a]	Advisory fee for this breakpoint level was reduced from 0.342% to 0.34% effective July 1, 2015.
[b]	Breakpoint level was added effective July 1, 2015.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select	0.50

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$14,811
U.S. Consumer Goods	24,810
U.S. Consumer Services	40,920
U.S. Financial Services	1,955

iShares ETF	Fees Paid to BTC
U.S. Financials	$19,716
U.S. Industrials	26,175
MSCI KLD 400 Social	11,730
MSCI USA ESG Select	3,192

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

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The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Financial Services
BlackRock Inc.	31,919	31,158	(13,862)	49,215	$17,322,204	$205,888	$1,095,232
PNC Financial Services Group Inc. (The)	131,009	126,060	(59,766)	197,303	17,808,569	184,493	1,235,255

					$35,130,773	$390,381	$2,330,487

U.S. Financials
BlackRock Inc.	37,178	31,394	(21,429)	47,143	$16,592,922	$204,892	$(229,459)
PNC Financial Services Group Inc. (The)	152,608	127,804	(91,406)	189,006	17,059,682	196,264	151,725

					$33,652,604	$401,156	$(77,734)

MSCI KLD 400 Social
BlackRock Inc.	7,367	1,051	(1,197)	7,221	$2,541,575	$31,599	$140
PNC Financial Services Group Inc. (The)	29,327	4,378	(3,476)	30,229	2,728,470	30,938	20,143

					$5,270,045	$62,537	$20,283

MSCI USA ESG Select
BlackRock Inc.	10,589	2,457	(539)	12,507	$4,402,089	$53,050	$42,784

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2015 were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$15,129,276	$15,695,210
U.S. Consumer Goods	29,049,009	20,867,232
U.S. Consumer Services	59,720,566	52,483,524
U.S. Financial Services	22,300,263	21,133,078
U.S. Financials	51,271,940	46,305,049
U.S. Industrials	27,612,223	28,725,668
MSCI KLD 400 Social	43,187,552	42,381,546
MSCI USA ESG Select	25,213,865	24,731,848

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In-kind transactions (see Note 4) for the six months ended October 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$64,600,574	$127,153,039
U.S. Consumer Goods	394,850,514	313,347,156
U.S. Consumer Services	165,897,137	203,392,094
U.S. Financial Services	552,276,930	242,067,513
U.S. Financials	977,804,146	646,895,895
U.S. Industrials	41,634,129	335,735,803
MSCI KLD 400 Social	60,360,682	18,466,903
MSCI USA ESG Select	37,831,632	21,658,285

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a

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particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Financial Services ETF, iShares Financials ETF and iShares U.S. Industrials ETF each invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of April 30, 2015, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Basic Materials	$57,277,084	$2,533,237	$8,036,664	$10,812,780	$64,751	$78,724,516
U.S. Consumer Goods	2,055,807	—	1,597,881	11,893,780	—	15,547,468
U.S. Consumer Services	9,094,384	—	3,693,668	6,983,187	1,146,492	20,917,731
U.S. Financial Services	10,243,129	1,046,051	40,231,342	41,743,037	6,373,191	99,636,750
U.S. Financials	1,860,180	2,428,708	50,933,047	52,510,524	—	107,732,459
U.S. Industrials	4,016,935	—	276,129	9,045,831	—	13,338,895
MSCI KLD 400 Social	—	—	—	2,143,183	374,960	2,518,143
MSCI USA ESG Select	—	—	—	8,638,841	74,125	8,712,966

[a]	Must be utilized prior to losses subject to expiration.

As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	$496,776,389	$4,904,868	$(129,615,047)	$(124,710,179)
U.S. Consumer Goods	901,054,110	49,243,611	(36,603,837)	12,639,774
U.S. Consumer Services	1,021,190,557	126,166,236	(57,285,813)	68,880,423
U.S. Financial Services	880,292,315	30,239,546	(41,895,465)	(11,655,919)
U.S. Financials	1,607,188,235	32,543,757	(110,524,513)	(77,980,756)
U.S. Industrials	666,634,596	28,147,535	(78,303,828)	(50,156,293)
MSCI KLD 400 Social	416,248,572	92,430,017	(14,013,306)	78,416,711
MSCI USA ESG Select	287,612,862	66,234,145	(9,559,267)	56,674,878

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares U.S. Basic Materials ETF and iShares U.S. Financials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that at the time of the meeting, each Fund’s investment advisory fee rate and overall expenses (net of waivers and reimbursements) were 3 basis points higher than that of a competitor fund in its respective Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

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noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for

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the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Consumer Goods ETF and iShares U.S. Consumer Services ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that at the time of the meeting, each Fund’s investment advisory fee rate and overall expenses (net of waivers and reimbursements) were 3 basis points higher than that of a competitor fund in its respective Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory

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Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment

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advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Financial Services ETF and iShares U.S. Industrials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Industrials ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Financial Services ETF were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted at the time of the meeting, the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares U.S. Financial Services ETF were 3 basis points higher than that of a competitor fund in the Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in

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recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

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Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory

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Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group. The Board further noted that each Fund’s Lipper Group contained only four funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

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Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory

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Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Consumer Services	$0.669287	$—	$0.000425	$0.669712	100%	—%	0%[a]	100%
U.S. Financials	0.527230	—	0.093355	0.620585	85	—	15	100
U.S. Industrials	0.759962	—	0.026076	0.786038	97	—	3	100
MSCI KLD 400 Social	0.517731	—	0.006674	0.524405	99	—	1	100
MSCI USA ESG Select	0.552601	—	0.017391	0.569992	97	—	3	100

[a]	Rounds to less than 1%.

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-42-1015

OCTOBER 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Dividend Growth ETF | DGRO | NYSE Arca
➢	iShares Core High Dividend ETF | HDV | NYSE Arca
➢	iShares International Select Dividend ETF | IDV | NYSE Arca
➢	iShares Select Dividend ETF | DVY | NYSE Arca

Fund Performance Overview

iSHARES® CORE DIVIDEND GROWTH ETF

Performance as of October 31, 2015

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 0.47%, net of fees, while the total return for the Index was 0.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.98%	3.97%	3.94%	3.98%	3.97%	3.94%
Since Inception	5.55%	5.60%	5.54%	7.82%	7.90%	7.78%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.70	$0.30	$1,000.00	$1,024.80	$0.31	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Industrials	19.14%
Consumer Staples	17.65
Information Technology	14.25
Health Care	12.93
Consumer Discretionary	12.91
Financials	6.84
Utilities	6.42
Energy	6.15
Materials	3.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Microsoft Corp.	3.36%
General Electric Co.	3.22
Exxon Mobil Corp.	3.21
Procter & Gamble Co. (The)	2.99
Johnson & Johnson	2.97
Coca-Cola Co. (The)	2.92
Pfizer Inc.	2.83
PepsiCo Inc.	2.60
International Business Machines Corp.	2.54
McDonald’s Corp.	2.11

TOTAL	28.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE HIGH DIVIDEND ETF

Performance as of October 31, 2015

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -0.61%, net of fees, while the total return for the Index was -0.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.88%	1.94%	1.97%	1.88%	1.94%	1.97%
Since Inception	12.69%	12.70%	13.09%	73.15%	73.21%	75.84%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.90	$0.60	$1,000.00	$1,024.50	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Consumer Staples	20.17%
Energy	20.00
Health Care	14.66
Telecommunication Services	14.24
Information Technology	13.20
Utilities	9.24
Industrials	4.05
Consumer Discretionary	2.88
Financials	1.17
Materials	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	9.43%
AT&T Inc.	7.97
Chevron Corp.	6.59
Verizon Communications Inc.	6.23
Johnson & Johnson	6.14
Procter & Gamble Co. (The)	5.41
Pfizer Inc.	4.93
Philip Morris International Inc.	4.72
Coca-Cola Co. (The)	3.85
Merck & Co. Inc.	3.60

TOTAL	58.87%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

Performance as of October 31, 2015

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select DividendTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -12.01%, net of fees, while the total return for the Index was -11.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.36)%	(13.03)%	(12.19)%	(12.36)%	(13.03)%	(12.19)%
5 Years	3.17%	2.96%	3.30%	16.91%	15.73%	17.64%
Since Inception	(0.70)%	(0.75)%	(0.58)%	(5.70)%	(6.11)%	(4.76)%

The inception date of the Fund was 6/11/07. The first day of secondary market trading was 6/15/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$879.90	$2.36	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Financials	23.51%
Energy	13.98
Utilities	12.06
Industrials	11.10
Telecommunication Services	10.56
Materials	8.12
Consumer Discretionary	7.24
Consumer Staples	5.98
Information Technology	3.80
Health Care	3.65

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/15

Country	Percentage of Total Investments*

Australia	28.63%
United Kingdom	20.33
France	7.64
Finland	7.13
Canada	5.28
Italy	4.43
Switzerland	4.05
Spain	3.70
Hong Kong	3.58
Sweden	3.33

TOTAL	88.10%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® SELECT DIVIDEND ETF

Performance as of October 31, 2015

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select DividendTM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -0.16%, net of fees, while the total return for the Index was 0.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.61%	1.62%	2.03%	1.61%	1.62%	2.03%
5 Years	13.68%	13.68%	14.11%	89.86%	89.88%	93.44%
10 Years	6.10%	6.10%	6.73%	80.84%	80.84%	91.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.40	$1.96	$1,000.00	$1,023.20	$1.98	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Utilities	33.25%
Financials	12.02
Consumer Staples	11.86
Consumer Discretionary	11.21
Energy	10.69
Industrials	9.10
Health Care	4.17
Materials	4.09
Telecommunication Services	2.14
Information Technology	1.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Lockheed Martin Corp.	3.91%
Philip Morris International Inc.	2.65
Kimberly-Clark Corp.	2.36
McDonald’s Corp.	2.35
CME Group Inc./IL	2.29
Chevron Corp.	2.20
Clorox Co. (The)	1.96
NextEra Energy Inc.	1.89
Entergy Corp.	1.77
Occidental Petroleum Corp.	1.69

TOTAL	23.07%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2015 and held through October 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 3.75%
General Dynamics Corp.	8,171	$1,214,047
HEICO Corp.	149	7,516
L-3 Communications Holdings Inc.	2,768	349,875
Lockheed Martin Corp.	10,867	2,388,893
Northrop Grumman Corp.	5,015	941,566
Raytheon Co.	10,662	1,251,719
United Technologies Corp.	32,084	3,157,386

		9,311,002
AIR FREIGHT & LOGISTICS — 1.56%
CH Robinson Worldwide Inc.	4,390	304,578
Expeditors International of Washington Inc.	3,972	197,766
FedEx Corp.	2,416	377,017
United Parcel Service Inc. Class B	29,158	3,003,857

		3,883,218
AUTO COMPONENTS — 0.13%
Autoliv Inc.	2,594	314,497

		314,497
AUTOMOBILES — 0.03%
Thor Industries Inc.	1,368	73,981

		73,981
BANKS — 0.25%
Bank of the Ozarks Inc.	1,458	72,929
BOK Financial Corp.	838	56,297
Community Bank System Inc.	2,034	82,906
Cullen/Frost Bankers Inc.	2,596	177,670
First Interstate BancSystem Inc.	882	25,013
Prosperity Bancshares Inc.	1,991	102,298
UMB Financial Corp.	1,098	53,890
Westamerica Bancorp.	1,293	57,164

		628,167
BEVERAGES — 5.97%
Brown-Forman Corp. Class B	1,957	207,794
Coca-Cola Co. (The)	170,505	7,220,887
Coca-Cola Enterprises Inc.	6,724	345,210
Dr Pepper Snapple Group Inc.	6,723	600,834
PepsiCo Inc.	63,083	6,446,452

		14,821,177
BIOTECHNOLOGY — 1.90%
AbbVie Inc.	79,126	4,711,953

		4,711,953

Security	Shares	Value
BUILDING PRODUCTS — 0.08%
AO Smith Corp.	1,201	$92,261
Lennox International Inc.	714	94,826

		187,087
CAPITAL MARKETS — 2.04%
Ameriprise Financial Inc.	6,106	704,388
BlackRock Inc.[a]	5,236	1,842,915
Cohen & Steers Inc.	1,067	32,639
Eaton Vance Corp. NVS	4,806	173,545
Evercore Partners Inc. Class A	1,024	55,296
Franklin Resources Inc.	8,147	332,072
Invesco Ltd.	19,816	657,297
Legg Mason Inc.	2,854	127,716
SEI Investments Co.	1,923	99,650
T Rowe Price Group Inc.	10,581	800,135
TD Ameritrade Holding Corp.	6,804	234,534

		5,060,187
CHEMICALS — 2.74%
Air Products & Chemicals Inc.	6,353	882,940
Airgas Inc.	2,383	229,149
Albemarle Corp.	4,210	225,319
Ashland Inc.	1,405	154,157
Celanese Corp. Series A	4,175	296,634
Ecolab Inc.	4,423	532,308
HB Fuller Co.	1,089	41,371
International Flavors & Fragrances Inc.	1,959	227,362
Monsanto Co.	13,693	1,276,461
NewMarket Corp.	214	84,260
PPG Industries Inc.	5,659	590,007
Praxair Inc.	10,942	1,215,547
RPM International Inc.	4,416	201,855
Scotts Miracle-Gro Co. (The) Class A	1,958	129,541
Sensient Technologies Corp.	1,107	72,254
Sherwin-Williams Co. (The)	1,156	308,456
Sigma-Aldrich Corp.	1,116	155,928
Valspar Corp. (The)	1,714	138,748
Westlake Chemical Corp.	722	43,515

		6,805,812
COMMERCIAL SERVICES & SUPPLIES — 1.07%
ABM Industries Inc.	1,678	47,655
ADT Corp. (The)	6,271	207,194
Brady Corp. Class A	2,507	57,034
Cintas Corp.	1,277	118,876

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2015

Security	Shares	Value
G&K Services Inc. Class A	583	$38,373
Healthcare Services Group Inc.	2,240	83,462
Matthews International Corp. Class A	527	30,424
MSA Safety Inc.	1,332	57,915
Republic Services Inc.	9,359	409,363
Rollins Inc.	1,524	40,874
Tyco International PLC	13,404	488,442
Waste Connections Inc.	1,917	104,438
Waste Management Inc.	17,979	966,551

		2,650,601
COMMUNICATIONS EQUIPMENT — 1.98%
Harris Corp.	4,328	342,475
QUALCOMM Inc.	77,137	4,583,480

		4,925,955
CONTAINERS & PACKAGING — 0.21%
AptarGroup Inc.	1,489	109,531
Bemis Co. Inc.	3,686	168,745
Silgan Holdings Inc.	711	36,168
Sonoco Products Co.	4,898	209,096

		523,540
DISTRIBUTORS — 0.23%
Genuine Parts Co.	6,276	569,610

		569,610
DIVERSIFIED CONSUMER SERVICES — 0.01%
DeVry Education Group Inc.	1,090	25,680

		25,680
DIVERSIFIED FINANCIAL SERVICES — 0.43%
CBOE Holdings Inc.	1,547	103,711
FactSet Research Systems Inc.	629	110,150
MarketAxess Holdings Inc.	444	44,982
McGraw Hill Financial Inc.	5,351	495,717
Moody’s Corp.	3,307	318,001

		1,072,561
ELECTRIC UTILITIES — 2.37%
Cleco Corp.	2,572	136,316
Edison International	13,224	800,316
Eversource Energy	16,083	819,268
ITC Holdings Corp.	5,083	166,316
MGE Energy Inc.	1,563	64,505
NextEra Energy Inc.	20,656	2,120,545
OGE Energy Corp.	10,509	299,612
Portland General Electric Co.	4,337	160,816
Westar Energy Inc.	8,022	318,473
Xcel Energy Inc.	27,739	988,341

		5,874,508

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.58%
Eaton Corp. PLC	25,581	$1,430,234
Emerson Electric Co.	36,857	1,740,756
Franklin Electric Co. Inc.	699	23,039
Hubbell Inc. Class B	1,655	160,287
Regal Beloit Corp.	910	58,049
Rockwell Automation Inc.	4,571	498,970

		3,911,335
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.35%
AVX Corp.	2,466	33,291
Littelfuse Inc.	414	41,371
TE Connectivity Ltd.	12,404	799,314

		873,976
ENERGY EQUIPMENT & SERVICES — 0.07%
CARBO Ceramics Inc.	526	9,215
Core Laboratories NV	1,187	138,084
RPC Inc.	1,720	18,972

		166,271
FOOD & STAPLES RETAILING — 4.17%
Andersons Inc. (The)	568	20,107
Casey’s General Stores Inc.	466	49,499
Costco Wholesale Corp.	7,002	1,107,156
CVS Health Corp.	21,609	2,134,537
Kroger Co. (The)	16,515	624,267
Sysco Corp.	23,325	962,156
Wal-Mart Stores Inc.	65,967	3,775,951
Walgreens Boots Alliance Inc.	19,641	1,663,200

		10,336,873
FOOD PRODUCTS — 2.31%
Archer-Daniels-Midland Co.	22,087	1,008,493
Bunge Ltd.	4,367	318,616
Flowers Foods Inc.	6,345	171,315
General Mills Inc.	26,236	1,524,574
Hershey Co. (The)	5,271	467,485
Hormel Foods Corp.	3,113	210,283
J&J Snack Foods Corp.	268	32,908
JM Smucker Co. (The)	3,351	393,374
Kellogg Co.	10,712	755,410
Lancaster Colony Corp.	528	60,044
McCormick & Co. Inc./MD	3,258	273,607
Mead Johnson Nutrition Co.	6,200	508,400

		5,724,509

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2015

Security	Shares	Value
GAS UTILITIES — 0.72%
Atmos Energy Corp.	4,152	$261,576
Laclede Group Inc. (The)	2,239	131,138
National Fuel Gas Co.	3,567	187,375
New Jersey Resources Corp.	3,966	125,643
Piedmont Natural Gas Co. Inc.	4,027	230,787
Questar Corp.	10,948	226,076
South Jersey Industries Inc.	4,203	111,422
Southwest Gas Corp.	2,020	124,149
UGI Corp.	6,548	240,115
WGL Holdings Inc.	2,441	151,903

		1,790,184
HEALTH CARE EQUIPMENT & SUPPLIES — 3.41%
Abbott Laboratories	45,954	2,058,739
Baxter International Inc.	43,514	1,626,989
Becton Dickinson and Co.	5,167	736,401
Cantel Medical Corp.	130	7,706
CR Bard Inc.	540	100,629
Medtronic PLC	42,857	3,167,989
STERIS Corp.	1,366	102,382
Stryker Corp.	6,251	597,721
West Pharmaceutical Services Inc.	888	53,289

		8,451,845
HEALTH CARE PROVIDERS & SERVICES — 1.74%
AmerisourceBergen Corp.	3,287	317,228
Cardinal Health Inc.	8,688	714,154
Chemed Corp.	200	31,458
McKesson Corp.	1,880	336,144
Owens & Minor Inc.	2,725	97,691
Patterson Companies Inc.	2,401	113,807
UnitedHealth Group Inc.	23,030	2,712,474

		4,322,956
HOTELS, RESTAURANTS & LEISURE — 3.44%
Bob Evans Farms Inc./DE	926	40,068
Brinker International Inc.	1,788	81,372
Cracker Barrel Old Country Store Inc.	1,003	137,872
International Speedway Corp. Class A	403	13,980
Marriott International Inc./MD Class A	3,975	305,200
McDonald’s Corp.	46,595	5,230,289
Starbucks Corp.	24,129	1,509,752
Wendy’s Co. (The)	8,111	74,297
Wyndham Worldwide Corp.	3,598	292,697
Yum! Brands Inc.	12,154	861,840

		8,547,367

Security	Shares	Value
HOUSEHOLD DURABLES — 0.23%
Garmin Ltd.	9,165	$325,082
Leggett & Platt Inc.	5,425	244,288

		569,370
HOUSEHOLD PRODUCTS — 4.99%
Church & Dwight Co. Inc.	2,892	248,972
Clorox Co. (The)	5,053	616,163
Colgate-Palmolive Co.	30,449	2,020,291
Kimberly-Clark Corp.	17,139	2,051,710
Procter & Gamble Co. (The)	97,015	7,410,006
WD-40 Co.	375	35,842

		12,382,984
INDUSTRIAL CONGLOMERATES — 4.91%
3M Co.	25,232	3,966,723
Carlisle Companies Inc.	1,100	95,700
General Electric Co.	275,364	7,963,527
Roper Technologies Inc.	889	165,665

		12,191,615
INSURANCE — 4.09%
ACE Ltd.	11,974	1,359,528
Aflac Inc.	16,450	1,048,687
Allied World Assurance Co. Holdings AG	3,411	124,024
American Equity Investment Life Holding Co.	900	23,112
American Financial Group Inc./OH	1,486	107,274
AmTrust Financial Services Inc.	894	60,989
Assurant Inc.	1,558	127,024
Axis Capital Holdings Ltd.	3,065	165,510
Brown & Brown Inc.	2,452	79,126
Chubb Corp. (The)	5,991	774,936
Cincinnati Financial Corp.	7,198	433,536
Erie Indemnity Co. Class A	1,179	103,115
First American Financial Corp.	3,963	151,109
Horace Mann Educators Corp.	1,886	64,577
Marsh & McLennan Companies Inc.	17,044	950,033
PartnerRe Ltd.	1,366	189,874
Primerica Inc.	1,056	50,297
Principal Financial Group Inc.	12,143	609,093
Prudential Financial Inc.	18,565	1,531,612
Reinsurance Group of America Inc.	1,520	137,165
RenaissanceRe Holdings Ltd.	775	84,963
RLI Corp.	788	47,950
StanCorp Financial Group Inc.	696	79,845

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2015

Security	Shares	Value
Symetra Financial Corp.	1,939	$61,524
Torchmark Corp.	1,553	90,089
Travelers Companies Inc. (The)	10,730	1,211,310
Unum Group	7,778	269,508
Validus Holdings Ltd.	3,409	151,019
WR Berkley Corp.	1,294	72,244

		10,159,073
IT SERVICES — 4.62%
Accenture PLC Class A	18,505	1,983,736
Automatic Data Processing Inc.	16,367	1,423,765
Broadridge Financial Solutions Inc.	3,429	204,300
International Business Machines Corp.	44,839	6,281,047
Jack Henry & Associates Inc.	1,706	131,942
Visa Inc. Class Ab	18,695	1,450,358

		11,475,148
LEISURE PRODUCTS — 0.18%
Hasbro Inc.	3,849	295,719
Polaris Industries Inc.	1,436	161,320

		457,039
LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Techne Corp.	739	65,180

		65,180
MACHINERY — 3.51%
Caterpillar Inc.	35,347	2,579,978
CLARCOR Inc.	1,072	53,450
Crane Co.	1,779	93,647
Cummins Inc.	7,583	784,916
Deere & Co.	13,077	1,020,006
Dover Corp.	6,052	389,930
Flowserve Corp.	3,113	144,319
Graco Inc.	1,409	103,421
Hillenbrand Inc.	2,737	81,207
IDEX Corp.	1,967	150,987
Illinois Tool Works Inc.	10,613	975,759
ITT Corp.	1,642	64,990
Lincoln Electric Holdings Inc.	1,947	116,450
Nordson Corp.	1,168	83,208
PACCAR Inc.	8,274	435,626
Parker-Hannifin Corp.	4,603	481,934
Pentair PLC	5,932	331,717
Snap-on Inc.	1,104	183,143
Stanley Black & Decker Inc.	4,475	474,261
Tennant Co.	366	21,199

Security	Shares	Value
Toro Co. (The)	1,115	$83,926
Valmont Industries Inc.	451	48,906

		8,702,980
MEDIA — 3.20%
Comcast Corp. Class A	51,783	3,242,652
John Wiley & Sons Inc. Class A	1,665	87,129
Meredith Corp.	2,034	95,639
Omnicom Group Inc.	10,109	757,366
Time Warner Cable Inc.	6,275	1,188,485
Time Warner Inc.	22,673	1,708,184
Viacom Inc. Class B NVS	17,466	861,248

		7,940,703
METALS & MINING — 0.37%
Compass Minerals International Inc.	1,524	123,810
Globe Specialty Metals Inc.	2,081	26,262
Nucor Corp.	15,958	675,024
Royal Gold Inc.	1,786	85,442

		910,538
MULTI-UTILITIES — 3.05%
Alliant Energy Corp.	6,337	374,010
Black Hills Corp.	2,649	121,271
CMS Energy Corp.	13,905	501,553
Dominion Resources Inc./VA	31,385	2,241,831
DTE Energy Co.	9,177	748,751
MDU Resources Group Inc.	11,966	225,679
NorthWestern Corp.	2,514	136,234
Public Service Enterprise Group Inc.	28,391	1,172,264
Sempra Energy	10,039	1,028,094
Vectren Corp.	4,585	208,480
WEC Energy Group Inc.	15,845	816,968

		7,575,135
MULTILINE RETAIL — 0.89%
Nordstrom Inc.	3,949	257,514
Target Corp.	25,347	1,956,282

		2,213,796
OIL, GAS & CONSUMABLE FUELS — 6.07%
Cimarex Energy Co.	798	94,212
EOG Resources Inc.	6,659	571,675
Exxon Mobil Corp.	96,131	7,953,879
Marathon Oil Corp.	53,108	976,125
Murphy Oil Corp.	11,289	320,946
Occidental Petroleum Corp.	47,011	3,504,200
Phillips 66	18,471	1,644,843

		15,065,880

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2015

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.38%
International Paper Co.	22,167	$946,309

		946,309
PERSONAL PRODUCTS — 0.17%
Estee Lauder Companies Inc. (The) Class A	3,951	317,898
Nu Skin Enterprises Inc. Class A	2,672	102,097

		419,995
PHARMACEUTICALS — 5.82%
Johnson & Johnson	72,716	7,346,497
Perrigo Co. PLC	604	95,275
Pfizer Inc.	207,363	7,013,017

		14,454,789
PROFESSIONAL SERVICES — 0.22%
CEB Inc.	1,002	74,910
Dun & Bradstreet Corp. (The)	880	100,206
Equifax Inc.	1,960	208,877
Robert Half International Inc.	2,984	157,137

		541,130
ROAD & RAIL — 1.98%
CSX Corp.	35,467	957,254
JB Hunt Transport Services Inc.	1,432	109,362
Norfolk Southern Corp.	12,546	1,004,056
Ryder System Inc.	1,505	108,029
Union Pacific Corp.	30,511	2,726,158

		4,904,859
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.64%
Altera Corp.	6,079	319,451
Analog Devices Inc.	12,415	746,390
Applied Materials Inc.	43,257	725,420
Broadcom Corp. Class A	8,420	432,788
KLA-Tencor Corp.	9,248	620,726
Linear Technology Corp.	9,926	440,913
Microchip Technology Inc.	9,462	456,920
Texas Instruments Inc.	40,711	2,309,128
Xilinx Inc.	10,743	511,581

		6,563,317
SOFTWARE — 4.60%
Activision Blizzard Inc.	5,692	197,854
Microsoft Corp.	157,772	8,305,118
Oracle Corp.	73,109	2,839,554
Solera Holdings Inc.	1,544	84,395

		11,426,921

Security	Shares	Value
SPECIALTY RETAIL — 3.49%
Aaron’s Inc.	306	$7,549
Best Buy Co. Inc.	10,516	368,375
Chico’s FAS Inc.	4,314	59,619
Finish Line Inc. (The) Class A	1,108	20,642
Gap Inc. (The)	9,529	259,379
Group 1 Automotive Inc.	349	30,346
Home Depot Inc. (The)	36,927	4,565,654
Lithia Motors Inc. Class A	258	30,287
Lowe’s Companies Inc.	21,190	1,564,458
Monro Muffler Brake Inc.	453	33,599
Rent-A-Center Inc./TX	2,658	48,881
Ross Stores Inc.	5,524	279,404
Tiffany & Co.	3,085	254,327
TJX Companies Inc. (The)	11,092	811,824
Tractor Supply Co.	1,779	164,362
Williams-Sonoma Inc.	2,171	160,111

		8,658,817
TEXTILES, APPAREL & LUXURY GOODS — 1.04%
Coach Inc.	17,892	558,231
Columbia Sportswear Co.	424	23,256
NIKE Inc. Class B	9,614	1,259,723
Ralph Lauren Corp.	1,529	169,367
VF Corp.	8,579	579,254

		2,589,831
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Applied Industrial Technologies Inc.	1,505	62,171
Fastenal Co.	11,796	461,931
GATX Corp.	1,968	91,906
MSC Industrial Direct Co. Inc. Class A	1,667	104,638
WW Grainger Inc.	1,781	374,010

		1,094,656
WATER UTILITIES — 0.26%
American States Water Co.	1,266	51,589
American Water Works Co. Inc.	6,696	384,083
Aqua America Inc.	7,147	204,404

		640,076

TOTAL COMMON STOCKS
(Cost: $242,918,005)		247,514,993

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

October 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,c,d]	180,301	$180,301
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,c,d]	9,330	9,330
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,c]	383,575	383,575

		573,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $573,206)		573,206

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $243,491,211)		248,088,199
Other Assets, Less Liabilities — 0.05%		116,021

NET ASSETS — 100.00%		$248,204,220

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	6	Dec. 2015	Chicago Mercantile	$622,110	$32,182

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.16%
Lockheed Martin Corp.	228,093	$50,141,684

		50,141,684
AIR FREIGHT & LOGISTICS — 1.46%
United Parcel Service Inc. Class B	612,132	63,061,839

		63,061,839
BANKS — 0.13%
FirstMerit Corp.	187,604	3,525,079
Trustmark Corp.	79,115	1,901,134

		5,426,213
BEVERAGES — 3.85%
Coca-Cola Co. (The)	3,928,924	166,389,931

		166,389,931
CAPITAL MARKETS — 0.17%
Cohen & Steers Inc.	20,108	615,104
Federated Investors Inc. Class B	92,383	2,838,929
Waddell & Reed Financial Inc. Class A	110,734	4,090,514

		7,544,547
COMMERCIAL SERVICES & SUPPLIES — 0.58%
KAR Auction Services Inc.	121,365	4,660,416
Waste Management Inc.	376,811	20,257,359

		24,917,775
COMMUNICATIONS EQUIPMENT — 5.42%
Cisco Systems Inc.	4,795,795	138,358,686
QUALCOMM Inc.	1,617,364	96,103,769

		234,462,455
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.23%
AT&T Inc.	10,271,006	344,181,411
Cogent Communications Holdings Inc.	62,229	1,911,675
Verizon Communications Inc.	5,737,575	268,977,516

		615,070,602
ELECTRIC UTILITIES — 6.24%
American Electric Power Co. Inc.	567,923	32,172,838
Cleco Corp.	52,764	2,796,492
Duke Energy Corp.	969,979	69,324,399
Eversource Energy	336,880	17,160,667
MGE Energy Inc.	31,291	1,291,380
NextEra Energy Inc.	433,409	44,493,768
OGE Energy Corp.	216,536	6,173,441

Security	Shares	Value
Pinnacle West Capital Corp.	129,637	$8,233,246
Southern Co. (The)	1,352,379	60,992,293
Westar Energy Inc.	166,822	6,622,834
Xcel Energy Inc.	581,486	20,718,346

		269,979,704
ELECTRICAL EQUIPMENT — 0.85%
Emerson Electric Co.	773,888	36,550,730

		36,550,730
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.01%
AVX Corp.	44,916	606,366

		606,366
ENERGY EQUIPMENT & SERVICES — 0.48%
Frank’s International NV	36,297	622,856
National Oilwell Varco Inc.	530,864	19,981,721

		20,604,577
FOOD PRODUCTS — 2.05%
General Mills Inc.	550,501	31,989,613
Kellogg Co.	224,553	15,835,478
Kraft Heinz Co. (The)	526,071	41,017,756

		88,842,847
GAS UTILITIES — 0.54%
Atmos Energy Corp.	86,197	5,430,411
Laclede Group Inc. (The)	46,111	2,700,721
New Jersey Resources Corp.	81,061	2,568,012
Piedmont Natural Gas Co. Inc.	82,983	4,755,756
Questar Corp.	229,044	4,729,759
WGL Holdings Inc.	50,480	3,141,370

		23,326,029
HOTELS, RESTAURANTS & LEISURE — 2.60%
Cracker Barrel Old Country Store Inc.[a]	20,679	2,842,535
McDonald’s Corp.	977,175	109,687,894

		112,530,429
HOUSEHOLD PRODUCTS — 6.40%
Kimberly-Clark Corp.	359,681	43,057,413
Procter & Gamble Co. (The)	3,058,185	233,584,170

		276,641,583
INSURANCE — 0.55%
Arthur J Gallagher & Co.	178,197	7,792,555
Cincinnati Financial Corp.	149,805	9,022,755
Mercury General Corp.	16,691	901,481
Old Republic International Corp.	336,983	6,079,173

		23,795,964

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2015

Security	Shares	Value
IT SERVICES — 3.69%
International Business Machines Corp.	940,768	$131,782,781
Paychex Inc.	347,468	17,922,399
Western Union Co. (The)	508,574	9,790,050

		159,495,230
METALS & MINING — 0.39%
Compass Minerals International Inc.	31,233	2,537,369
Nucor Corp.	334,503	14,149,477

		16,686,846
MULTI-UTILITIES — 2.44%
Alliant Energy Corp.	131,930	7,786,509
Dominion Resources Inc./VA	658,733	47,053,298
DTE Energy Co.	192,335	15,692,613
Public Service Enterprise Group Inc.	595,433	24,585,428
TECO Energy Inc.	233,020	6,291,540
Vectren Corp.	94,820	4,311,465

		105,720,853
OIL, GAS & CONSUMABLE FUELS — 19.50%
Chevron Corp.	3,129,918	284,446,948
Exxon Mobil Corp.	4,923,119	407,338,866
HollyFrontier Corp.	154,129	7,547,697
Occidental Petroleum Corp.	986,897	73,563,302
Spectra Energy Corp.	1,039,928	29,710,743
Williams Companies Inc. (The)	1,019,697	40,216,850

		842,824,406
PHARMACEUTICALS — 14.65%
Johnson & Johnson	2,622,817	264,983,202
Merck & Co. Inc.	2,842,875	155,391,547
Pfizer Inc.	6,292,929	212,826,859

		633,201,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.84%
Intel Corp.	4,544,911	153,890,687
Maxim Integrated Products Inc.	294,333	12,061,766

		165,952,453
SOFTWARE — 0.21%
CA Inc.	334,630	9,272,597

		9,272,597
TEXTILES, APPAREL & LUXURY GOODS — 0.27%
Coach Inc.	375,286	11,708,923

		11,708,923

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.32%
New York Community Bancorp Inc.	734,762	$12,138,268
Northwest Bancshares Inc.	131,490	1,769,856

		13,908,124
TOBACCO — 7.85%
Altria Group Inc.	2,239,859	135,444,274
Philip Morris International Inc.	2,305,245	203,783,658

		339,227,932

TOTAL COMMON STOCKS
(Cost: $4,340,417,646)		4,317,892,247

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,c,d]	2,736,056	2,736,056
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,c,d]	141,574	141,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	9,703,791	9,703,791

		12,581,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,581,421)		12,581,421

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $4,352,999,067)		4,330,473,668
Other Assets, Less Liabilities — (0.17)%		(7,331,290)

NET ASSETS — 100.00%		$4,323,142,378

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

October 31, 2015

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	46	Dec. 2015	Chicago Mercantile	$4,769,510	$388,338

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.76%

AUSTRALIA — 28.56%
ALS Ltd.	2,882,540	$10,591,222
Amcor Ltd./Australia	1,308,825	12,746,113
APA Group	1,603,880	10,527,451
AusNet Services	2,696,700	2,780,123
Australia & New Zealand Banking Group Ltd.	2,892,640	56,154,743
BHP Billiton Ltd.	2,791,640	45,848,829
Commonwealth Bank of Australia	2,640,140	144,529,225
Flight Centre Travel Group Ltd.	585,800	15,860,785
Mineral Resources Ltd.	3,371,380	10,294,731
Monadelphous Group Ltd.[a]	7,880,019	38,904,235
Myer Holdings Ltd.	5,543,317	3,796,684
National Australia Bank Ltd.	3,054,240	65,698,279
Orica Ltd.	2,252,229	26,480,932
Primary Health Care Ltd.	2,229,593	5,901,508
Rio Tinto Ltd.	2,529,040	91,389,997
Santos Ltd.	2,739,120	11,412,674
Suncorp Group Ltd.	3,373,400	31,552,520
Sydney Airport	1,761,145	8,104,353
Tatts Group Ltd.	2,082,620	5,883,947
Telstra Corp. Ltd.	2,739,120	10,552,815
Wesfarmers Ltd.	2,547,220	71,620,345
Westpac Banking Corp.	2,674,393	59,874,470
Westpac Banking Corp. New[b]	123,361	2,679,962
Woodside Petroleum Ltd.	4,989,400	105,402,339
WorleyParsons Ltd.	4,094,540	19,046,546

		867,634,828
AUSTRIA — 0.66%
Oesterreichische Post AG	547,420	20,015,821

		20,015,821
BELGIUM — 0.88%
Proximus SADP	767,600	26,722,496

		26,722,496
CANADA — 5.27%
Bank of Montreal	898,900	52,243,173
Crescent Point Energy Corp.	2,076,501	28,282,377
Emera Inc.	801,940	26,258,348
Manitoba Telecom Services Inc.	1,482,657	32,557,600
Russel Metals Inc.	1,325,097	20,661,122

		160,002,620

Security	Shares	Value
DENMARK — 0.52%
Tryg A/S	876,673	$15,842,236

		15,842,236
FINLAND — 7.11%
Elisa OYJ	1,442,280	54,615,403
Fortum OYJ	1,411,998	21,290,776
Konecranes OYJ[c]	925,161	24,926,073
Metso OYJ	1,030,200	25,343,495
Nokian Renkaat OYJ	1,504,900	57,069,780
Stora Enso OYJ Class R	870,485	8,120,555
UPM-Kymmene OYJ	1,060,461	19,973,025
YIT OYJ	872,457	4,616,409

		215,955,516
FRANCE — 7.62%
Bouygues SA	822,140	31,300,322
CNP Assurances	967,580	13,884,198
Engie SA	1,038,280	18,299,366
Lagardere SCA	952,449	27,891,779
Neopost SA	1,486,720	37,165,372
Orange SA	731,240	12,952,502
Total SA	1,032,220	50,335,981
Veolia Environnement SA	787,800	18,427,403
Vivendi SA	876,680	21,223,027

		231,479,950
GERMANY — 2.64%
Freenet AG	1,026,160	34,777,246
ProSiebenSat.1 Media SE Registered	638,384	34,688,344
RWE AG	763,560	10,674,070

		80,139,660
HONG KONG — 3.57%
CLP Holdings Ltd.	3,332,500	29,024,625
SJM Holdings Ltd.	7,343,000	6,130,142
Television Broadcasts Ltd.	4,226,600	15,433,708
VTech Holdings Ltd.	4,767,000	57,910,614

		108,499,089
ITALY — 4.42%
Enel SpA	2,323,000	10,767,365
Eni SpA	5,088,380	83,526,272
Hera SpA	3,137,060	8,282,195
Snam SpA	2,480,560	12,906,111
Terna Rete Elettrica Nazionale SpA	3,696,600	18,898,205

		134,380,148

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2015

Security	Shares	Value
JAPAN — 0.66%
NET One Systems Co. Ltd.	3,232,000	$20,006,663

		20,006,663
NEW ZEALAND — 3.23%
Fletcher Building Ltd.	8,233,520	41,558,169
SKYCITY Entertainment Group Ltd.	9,786,900	26,553,486
Spark New Zealand Ltd.	13,244,905	30,110,652

		98,222,307
NORWAY — 0.52%
Statoil ASA	975,660	15,704,093

		15,704,093
PORTUGAL — 1.14%
EDP – Energias de Portugal SA	9,298,570	34,594,973

		34,594,973
SINGAPORE — 1.63%
Keppel Corp. Ltd.	6,813,800	34,446,058
StarHub Ltd.	5,811,900	14,939,550

		49,385,608
SPAIN — 3.69%
Ferrovial SA	1,424,100	36,119,117
Gas Natural SDG SA	1,839,012	40,040,172
Mapfre SA	1,787,700	5,341,788
Telefonica SA	2,308,860	30,682,305

		112,183,382
SWEDEN — 3.32%
NCC AB Class B	1,411,980	43,884,550
Peab AB	1,088,597	8,352,669
Swedbank AB Class A	1,690,740	39,047,941
TeliaSonera AB	1,850,320	9,529,499

		100,814,659
SWITZERLAND — 4.04%
Swiss Prime Site AG Registered	131,719	10,101,909
Swiss Re AG	212,100	19,773,766
Swisscom AG Registered	105,040	54,344,814
Zurich Insurance Group AG	145,445	38,554,175

		122,774,664
UNITED KINGDOM — 20.28%
Amlin PLC	2,260,912	23,010,636
Ashmore Group PLC	2,221,673	9,264,105
AstraZeneca PLC	1,636,200	104,880,890
BAE Systems PLC	1,436,053	9,765,145
BP PLC	2,197,760	13,115,261

Security	Shares	Value
British American Tobacco PLC	1,547,320	$92,229,688
Cable & Wireless Communications PLC	1,707,265	1,940,610
Carillion PLC	1,906,617	8,995,685
Dairy Crest Group PLC	1,759,317	17,498,045
HSBC Holdings PLC	2,230,107	17,482,634
Ladbrokes PLC	2,974,493	4,851,058
National Grid PLC	1,870,520	26,715,895
Phoenix Group Holdings	2,403,800	31,759,811
Provident Financial PLC	1,409,960	75,560,674
Royal Dutch Shell PLC Class A	3,678,420	96,830,039
SSE PLC	2,230,080	52,178,625
United Utilities Group PLC	1,551,360	23,683,660
Vodafone Group PLC	1,931,177	6,390,024

		616,152,485

TOTAL COMMON STOCKS
(Cost: $3,543,850,019)		3,030,511,198

SHORT-TERM INVESTMENTS — 0.34%
MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,d,e]	9,741,748	9,741,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,d,e]	504,074	504,074
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	146,257	146,257

		10,392,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,392,079)		10,392,079

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $3,554,242,098)		3,040,903,277
Other Assets, Less Liabilities — (0.10)%		(2,944,961)

NET ASSETS — 100.00%		$3,037,958,316

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 3.90%
Lockheed Martin Corp.	2,397,004	$526,933,389

		526,933,389
BANKS — 4.59%
Bank of Hawaii Corp.[a]	2,325,765	152,291,092
BB&T Corp.	1,991,514	73,984,745
First Niagara Financial Group Inc.	2,816,248	29,148,167
FirstMerit Corp.	2,663,427	50,045,793
FNB Corp./PA	2,916,702	39,287,976
People’s United Financial Inc.	3,493,489	55,721,150
Trustmark Corp.	3,035,900	72,952,677
United Bankshares Inc./WV	2,734,794	108,161,103
Valley National Bancorp	3,651,172	38,337,306

		619,930,009
BEVERAGES — 0.81%
Coca-Cola Co. (The)	2,593,092	109,817,446

		109,817,446
BIOTECHNOLOGY — 0.23%
PDL BioPharma Inc.	6,645,405	30,435,955

		30,435,955
CAPITAL MARKETS — 0.53%
Federated Investors Inc. Class B	2,313,958	71,107,929

		71,107,929
CHEMICALS — 0.30%
Olin Corp.	2,132,690	40,904,994

		40,904,994
COMMERCIAL SERVICES & SUPPLIES — 2.56%
Pitney Bowes Inc.	2,650,137	54,725,329
Republic Services Inc.	2,199,054	96,186,622
RR Donnelley & Sons Co.	4,226,934	71,308,376
Waste Management Inc.	2,302,447	123,779,551

		345,999,878
CONTAINERS & PACKAGING — 2.62%
Avery Dennison Corp.	2,133,637	138,622,396
Greif Inc. Class A	3,600,251	118,016,228
Sonoco Products Co.	2,280,696	97,362,912

		354,001,536
DISTRIBUTORS — 1.41%
Genuine Parts Co.	2,098,985	190,503,879

		190,503,879

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.29%
CME Group Inc./IL	3,272,754	$309,177,070

		309,177,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.13%
AT&T Inc.	4,540,282	152,144,850
CenturyLink Inc.	4,821,696	136,020,044

		288,164,894
ELECTRIC UTILITIES — 14.73%
American Electric Power Co. Inc.	3,049,366	172,746,584
Cleco Corp.	2,321,654	123,047,662
Edison International	2,121,913	128,418,175
Entergy Corp.	3,501,902	238,689,640
Eversource Energy	2,694,775	137,271,839
Exelon Corp.	3,068,761	85,679,807
FirstEnergy Corp.	3,319,748	103,576,138
Great Plains Energy Inc.	2,988,590	82,186,225
IDACORP Inc.	2,472,136	165,262,292
NextEra Energy Inc.	2,476,528	254,240,364
OGE Energy Corp.	2,525,429	71,999,981
Pinnacle West Capital Corp.	3,033,958	192,686,673
PPL Corp.	3,738,131	128,591,706
Xcel Energy Inc.	2,978,780	106,133,931

		1,990,531,017
ELECTRICAL EQUIPMENT — 2.01%
Eaton Corp. PLC	2,603,450	145,558,889
Emerson Electric Co.	2,667,995	126,009,404

		271,568,293
ENERGY EQUIPMENT & SERVICES — 3.33%
Ensco PLC Class A	2,105,499	35,014,448
Helmerich & Payne Inc.	3,358,876	189,003,953
National Oilwell Varco Inc.	3,013,158	113,415,267
Noble Corp. PLC	8,386,156	112,961,521

		450,395,189
FOOD & STAPLES RETAILING — 0.75%
Sysco Corp.	2,461,689	101,544,671

		101,544,671
FOOD PRODUCTS — 1.90%
Campbell Soup Co.	2,199,367	111,705,850
General Mills Inc.	2,498,961	145,214,624

		256,920,474
GAS UTILITIES — 2.60%
AGL Resources Inc.	3,436,268	214,766,750

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2015

Security	Shares	Value
New Jersey Resources Corp.	2,435,319	$77,150,906
Questar Corp.	2,900,562	59,896,605

		351,814,261
HOTELS, RESTAURANTS & LEISURE — 3.63%
Darden Restaurants Inc.	2,808,119	173,794,485
McDonald’s Corp.	2,820,802	316,635,024

		490,429,509
HOUSEHOLD DURABLES — 2.95%
Garmin Ltd.	3,054,299	108,335,986
Leggett & Platt Inc.	2,218,471	99,897,749
Tupperware Brands Corp.[a]	3,229,574	190,125,021

		398,358,756
HOUSEHOLD PRODUCTS — 4.32%
Clorox Co. (The)	2,170,689	264,693,817
Kimberly-Clark Corp.	2,662,681	318,749,542

		583,443,359
INDUSTRIAL CONGLOMERATES — 0.62%
General Electric Co.	2,876,887	83,199,572

		83,199,572
INSURANCE — 4.01%
Arthur J Gallagher & Co.	2,525,164	110,425,422
Cincinnati Financial Corp.	2,779,018	167,380,254
Mercury General Corp.[a]	3,571,907	192,918,697
Old Republic International Corp.	3,962,416	71,481,985

		542,206,358
LEISURE PRODUCTS — 0.88%
Mattel Inc.	4,863,449	119,543,577

		119,543,577
MEDIA — 1.44%
Cinemark Holdings Inc.	1,909,032	67,656,094
Meredith Corp.[a]	2,702,167	127,055,893

		194,711,987
METALS & MINING — 0.27%
Commercial Metals Co.	2,578,544	37,053,677

		37,053,677
MULTI-UTILITIES — 15.85%
Alliant Energy Corp.	2,873,746	169,608,489
Avista Corp.[a]	3,219,292	108,973,034
Black Hills Corp.[a]	2,649,853	121,310,270
CenterPoint Energy Inc.	3,811,348	70,700,505
CMS Energy Corp.	2,783,357	100,395,687
Dominion Resources Inc./VA	2,967,916	211,998,240
DTE Energy Co.	2,782,318	227,009,326

Security	Shares	Value
NiSource Inc.	1,999,522	$38,310,841
NorthWestern Corp.[a]	3,037,348	164,593,888
PG&E Corp.	2,790,519	149,013,715
Public Service Enterprise Group Inc.	3,055,506	126,161,843
SCANA Corp.	3,288,177	194,725,842
Sempra Energy	2,078,076	212,815,763
TECO Energy Inc.	3,805,511	102,748,797
WEC Energy Group Inc.	2,784,098	143,548,093

		2,141,914,333
OIL, GAS & CONSUMABLE FUELS — 7.33%
Chevron Corp.	3,256,639	295,963,353
ConocoPhillips	3,752,715	200,207,345
HollyFrontier Corp.	2,594,157	127,035,868
Occidental Petroleum Corp.	3,055,368	227,747,131
ONEOK Inc.	4,134,588	140,245,225

		991,198,922
PAPER & FOREST PRODUCTS — 0.88%
Domtar Corp.	2,888,202	119,109,451

		119,109,451
PHARMACEUTICALS — 3.94%
Bristol-Myers Squibb Co.	1,777,248	117,209,506
Eli Lilly & Co.	2,301,502	187,733,518
Merck & Co. Inc.	2,529,408	138,257,441
Pfizer Inc.	2,623,382	88,722,779

		531,923,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.59%
Intel Corp.	2,338,953	79,196,949

		79,196,949
SPECIALTY RETAIL — 0.87%
Guess? Inc.	4,119,431	86,714,023
Staples Inc.	2,370,078	30,787,313

		117,501,336
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.88%
Seagate Technology PLC	3,130,287	119,138,723

		119,138,723
THRIFTS & MORTGAGE FINANCE — 0.58%
New York Community Bancorp Inc.	4,776,960	78,915,379

		78,915,379

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2015

Security	Shares	Value
TOBACCO — 4.05%
Altria Group Inc.	3,137,936	$189,750,990
Philip Morris International Inc.	4,049,553	357,980,485

		547,731,475

TOTAL COMMON STOCKS
(Cost: $11,535,970,973)		13,485,327,491

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	13,455,518	13,455,518

		13,455,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,455,518)		13,455,518

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $11,549,426,491)		13,498,783,009
Other Assets, Less Liabilities — 0.12%		15,864,467

NET ASSETS — 100.00%		$13,514,647,476

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of October 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	185	Dec. 2015	Chicago Mercantile	$19,181,725	$1,457,519

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2015

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$241,182,013	$4,340,417,646	$3,449,696,995
Affiliated (Note 2)	2,309,198	12,581,421	104,545,103

Total cost of investments	$243,491,211	$4,352,999,067	$3,554,242,098

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$245,672,078	$4,317,892,247	$2,991,606,963
Affiliated (Note 2)	2,416,121	12,581,421	49,296,314

Total fair value of investments	248,088,199	4,330,473,668	3,040,903,277
Foreign currency, at value[b]	—	—	4,041,201
Cash	—	389	—
Cash pledged to broker	28,400	211,600	—
Receivables:
Dividends and interest	291,151	10,720,725	2,788,621
Capital shares sold	7,752	—	—
Tax reclaims	—	—	2,406,683

Total Assets	248,415,502	4,341,406,382	3,050,139,782

LIABILITIES
Payables:
Investment securities purchased	—	14,936,229	14,956
Collateral for securities on loan (Note 1)	189,631	2,877,630	10,245,822
Capital shares redeemed	—	—	614,724
Futures variation margin	2,790	21,390	—
Investment advisory fees (Note 2)	18,861	428,755	1,305,964

Total Liabilities	211,282	18,264,004	12,181,466

NET ASSETS	$248,204,220	$4,323,142,378	$3,037,958,316

Net assets consist of:
Paid-in capital	$245,997,083	$4,421,983,747	$3,780,365,742
Undistributed net investment income	156,518	13,067,233	10,926,207
Accumulated net realized loss	(2,578,551)	(89,771,541)	(239,724,078)
Net unrealized appreciation (depreciation)	4,629,170	(22,137,061)	(513,609,555)

NET ASSETS	$248,204,220	$4,323,142,378	$3,037,958,316

Shares outstanding[c]	9,500,000	57,500,000	101,000,000

Net asset value per share	$26.13	$75.19	$30.08

[a]	Securities on loan with values of $185,519, $2,817,848 and $9,746,835, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $4,067,684, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

iShares Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,606,267,392
Affiliated (Note 2)	943,159,099

Total cost of investments	$11,549,426,491

Investments in securities, at fair value (Note 1):
Unaffiliated	$12,428,059,596
Affiliated (Note 2)	1,070,723,413

Total fair value of investments	13,498,783,009
Cash pledged to broker	851,200
Receivables:
Dividends and interest	19,663,789

Total Assets	13,519,297,998

LIABILITIES
Payables:
Capital shares redeemed	126,460
Futures variation margin	86,025
Investment advisory fees (Note 2)	4,438,037

Total Liabilities	4,650,522

NET ASSETS	$13,514,647,476

Net assets consist of:
Paid-in capital	$12,774,635,962
Undistributed net investment income	12,369,665
Accumulated net realized loss	(1,223,172,188)
Net unrealized appreciation	1,950,814,037

NET ASSETS	$13,514,647,476

Shares outstanding[a]	175,850,000

Net asset value per share	$76.85

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,613,395	$86,731,054	$96,288,017
Dividends — affiliated (Note 2)	15,755	—	6,708,159
Interest — affiliated (Note 2)	24	491	73
Securities lending income — affiliated — net (Note 2)	138	6,092	193,661

Total investment income	2,629,312	86,737,637	103,189,910

EXPENSES
Investment advisory fees (Note 2)	120,691	2,654,261	9,557,029

Total expenses	120,691	2,654,261	9,557,029
Less investment advisory fees waived (Note 2)	(61,599)	—	—

Net expenses	59,092	2,654,261	9,557,029

Net investment income	2,570,220	84,083,376	93,632,881

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,893,802)	(97,362,656)	(40,950,810)
Investments — affiliated (Note 2)	(1,434)	—	(7,240,726)
In-kind redemptions — unaffiliated	72,258	68,468,770	42,883,341
In-kind redemptions — affiliated (Note 2)	7	—	(3,693,086)
Futures contracts	(44,354)	(248,105)	—
Foreign currency transactions	—	—	(1,208,367)

Net realized loss	(1,867,325)	(29,141,991)	(10,209,648)

Net change in unrealized appreciation/depreciation on:
Investments	1,889,191	(98,781,620)	(616,746,395)
Futures contracts	25,140	356,937	—
Translation of assets and liabilities in foreign currencies	—	—	(413,459)

Net change in unrealized appreciation/depreciation	1,914,331	(98,424,683)	(617,159,854)

Net realized and unrealized gain (loss)	47,006	(127,566,674)	(627,369,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,617,226	$(43,483,298)	$(533,736,621)

[a]	Net of foreign withholding tax of $169, $7,238 and $6,335,323, respectively.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

iShares Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$237,915,038
Dividends — affiliated (Note 2)	23,919,661
Interest — affiliated (Note 2)	1,394
Securities lending income — affiliated — net (Note 2)	79,221

Total investment income	261,915,314

EXPENSES
Investment advisory fees (Note 2)	27,255,236

Total expenses	27,255,236

Net investment income	234,660,078

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	190,104,521
Investments — affiliated (Note 2)	(2,322,016)
In-kind redemptions — unaffiliated	304,914,258
In-kind redemptions — affiliated (Note 2)	18,786,250
Futures contracts	(1,584,752)

Net realized gain	509,898,261

Net change in unrealized appreciation/depreciation on:
Investments	(804,263,945)
Futures contracts	1,197,490

Net change in unrealized appreciation/depreciation	(803,066,455)

Net realized and unrealized loss	(293,168,194)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,508,116)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Dividend Growth ETF		iShares Core High Dividend ETF
	Six months ended October 31, 2015 (Unaudited)	Period from June 10, 2014[a] to April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,570,220	$2,193,259	$84,083,376	$168,393,493
Net realized gain (loss)	(1,867,325)	3,674,826	(29,141,991)	426,639,122
Net change in unrealized appreciation/depreciation	1,914,331	2,714,839	(98,424,683)	(230,857,166)

Net increase (decrease) in net assets resulting from operations	2,617,226	8,582,924	(43,483,298)	364,175,449

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,643,014)	(1,963,947)	(84,616,077)	(160,579,515)

Total distributions to shareholders	(2,643,014)	(1,963,947)	(84,616,077)	(160,579,515)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,814,087	208,188,682	477,754,887	4,343,976,218
Cost of shares redeemed	(1,210,755)	(46,180,983)	(884,731,592)	(3,231,652,468)

Net increase (decrease) in net assets from capital share transactions	79,603,332	162,007,699	(406,976,705)	1,112,323,750

INCREASE (DECREASE) IN NET ASSETS	79,577,544	168,626,676	(535,076,080)	1,315,919,684

NET ASSETS
Beginning of period	168,626,676	—	4,858,218,458	3,542,298,774

End of period	$248,204,220	$168,626,676	$4,323,142,378	$4,858,218,458

Undistributed net investment income included in net assets at end of period	$156,518	$229,312	$13,067,233	$13,599,934

SHARES ISSUED AND REDEEMED
Shares sold	3,150,000	8,150,000	6,400,000	57,300,000
Shares redeemed	(50,000)	(1,750,000)	(11,850,000)	(42,350,000)

Net increase (decrease) in shares outstanding	3,100,000	6,400,000	(5,450,000)	14,950,000

[a]	Commencement of operations.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$93,632,881	$191,999,395	$234,660,078	$463,209,268
Net realized gain (loss)	(10,209,648)	(161,811,110)	509,898,261	857,856,722
Net change in unrealized appreciation/depreciation	(617,159,854)	(378,733,098)	(803,066,455)	(198,294,554)

Net increase (decrease) in net assets resulting from operations	(533,736,621)	(348,544,813)	(58,508,116)	1,122,771,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(99,554,036)	(202,564,966)	(235,116,173)	(458,102,906)
From net realized gain	—	(13,140,094)	—	—

Total distributions to shareholders	(99,554,036)	(215,705,060)	(235,116,173)	(458,102,906)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,717,145	1,595,593,289	222,790,923	2,261,601,116
Cost of shares redeemed	(977,024,723)	(163,398,302)	(1,267,623,658)	(1,640,991,102)

Net increase (decrease) in net assets from capital share transactions	(941,307,578)	1,432,194,987	(1,044,832,735)	620,610,014

INCREASE (DECREASE) IN NET ASSETS	(1,574,598,235)	867,945,114	(1,338,457,024)	1,285,278,544

NET ASSETS
Beginning of period	4,612,556,551	3,744,611,437	14,853,104,500	13,567,825,956

End of period	$3,037,958,316	$4,612,556,551	$13,514,647,476	$14,853,104,500

Undistributed net investment income included in net assets at end of period	$10,926,207	$16,847,362	$12,369,665	$12,825,760

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	42,000,000	2,900,000	29,200,000
Shares redeemed	(31,450,000)	(4,800,000)	(16,700,000)	(20,900,000)

Net increase (decrease) in shares outstanding	(30,450,000)	37,200,000	(13,800,000)	8,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core Dividend Growth ETF

	Six months ended Oct. 31, 2015 (Unaudited)	Period from Jun. 10, 2014[a] to Apr. 30, 2015
Net asset value, beginning of period	$26.35	$24.96

Income from investment operations:
Net investment income[b]	0.33	0.53
Net realized and unrealized gain (loss)[c]	(0.22)	1.29

Total from investment operations	0.11	1.82

Less distributions from:
Net investment income	(0.33)	(0.43)

Total distributions	(0.33)	(0.43)

Net asset value, end of period	$26.13	$26.35

Total return	0.47%[d]	7.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$248,204	$168,627
Ratio of expenses to average net assets[e]	0.06%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.12%	0.12%
Ratio of net investment income to average net assets[e]	2.56%	2.31%
Portfolio turnover rate[f]	12%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Period from Mar. 29, 2011[a] to Apr. 30, 2011
Net asset value, beginning of period	$77.18	$73.80	$68.58	$57.95	$52.88	$50.35

Income from investment operations:
Net investment income[b]	1.41	2.71	2.27	2.11	2.10	0.18
Net realized and unrealized gain (loss)[c]	(1.95)	3.27	5.21	10.63	4.41	2.35

Total from investment operations	(0.54)	5.98	7.48	12.74	6.51	2.53

Less distributions from:
Net investment income	(1.45)	(2.60)	(2.26)	(2.11)	(1.44)	—

Total distributions	(1.45)	(2.60)	(2.26)	(2.11)	(1.44)	—

Net asset value, end of period	$75.19	$77.18	$73.80	$68.58	$57.95	$52.88

Total return	(0.61)%[d]	8.21%	11.20%	22.49%	12.54%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,323,142	$4,858,218	$3,542,299	$3,518,312	$1,445,926	$23,798
Ratio of expenses to average net assets[e]	0.12%	0.14%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.80%	3.57%	3.29%	3.45%	3.82%	3.97%
Portfolio turnover rate[f]	38%	63%	47%	43%	28%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$35.09	$39.73	$36.07	$31.73	$37.94	$31.27

Income from investment operations:
Net investment income[a]	0.79	1.61	1.93	1.70	1.61	1.29
Net realized and unrealized gain (loss)[b]	(4.97)	(4.40)	3.56	4.29	(6.19)	6.71

Total from investment operations	(4.18)	(2.79)	5.49	5.99	(4.58)	8.00

Less distributions from:
Net investment income	(0.83)	(1.74)	(1.83)	(1.65)	(1.63)	(1.33)
Net realized gain	—	(0.11)	—	—	—	—

Total distributions	(0.83)	(1.85)	(1.83)	(1.65)	(1.63)	(1.33)

Net asset value, end of period	$30.08	$35.09	$39.73	$36.07	$31.73	$37.94

Total return	(12.01)%[c]	(7.20)%	16.20%	19.76%	(11.95)%	26.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,037,958	$4,612,557	$3,744,611	$2,059,371	$945,494	$523,506
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	4.90%	4.42%	5.27%	5.21%	5.07%	3.91%
Portfolio turnover rate[e]	3%	53%	55%	24%	28%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$78.32	$74.82	$65.47	$56.70	$53.65	$47.46

Income from investment operations:
Net investment income[a]	1.29	2.43	2.18	2.17	1.94	1.73
Net realized and unrealized gain (loss)[b]	(1.46)	3.47	9.40	8.78	3.00	6.21

Total from investment operations	(0.17)	5.90	11.58	10.95	4.94	7.94

Less distributions from:
Net investment income	(1.30)	(2.40)	(2.23)	(2.18)	(1.89)	(1.75)

Total distributions	(1.30)	(2.40)	(2.23)	(2.18)	(1.89)	(1.75)

Net asset value, end of period	$76.85	$78.32	$74.82	$65.47	$56.70	$53.65

Total return	(0.16)%[c]	7.97%	18.06%	19.83%	9.56%	17.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,514,647	$14,853,105	$13,567,826	$12,430,015	$10,296,527	$6,202,221
Ratio of expenses to average net assets[d]	0.39%	0.39%	0.39%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.38%	3.16%	3.18%	3.72%	3.67%	3.59%
Portfolio turnover rate[e]	5%	20%	22%	13%	16%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

authorities as of October 31, 2015 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Dividend Growth
Merrill Lynch, Pierce, Fenner & Smith	$185,519	$185,519	$—

Core High Dividend
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$2,817,848	$2,817,848	$—

International Select Dividend
JPMorgan Clearing Corp.	$6,392,727	$6,392,727	$—
Morgan Stanley & Co. LLC	3,354,108	3,354,108	—

	$9,746,835	$9,746,835	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Core Dividend Growth ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund. For the six months ended October 31, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $61,599.

For its investment advisory services to the iShares Core High Dividend ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.5000%	First $12 billion
0.4750[a]	Over $12 billion, up to and including $21 billion
0.4513[a]	Over $21 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Effective July 1, 2015, for its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.4000%	First $46 billion
0.3800[a]	Over $46 billion, up to and including $81 billion
0.3610[a]	Over $81 billion, up to and including $111 billion
0.3430[a]	Over $111 billion, up to and including $141 billion
0.3259[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Select Dividend ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.4000%	First $46 billion
0.3800[a]	Over $46 billion, up to and including $81 billion
0.3610[a]	Over $81 billion, up to and including $141 billion
0.3430[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Core Dividend Growth ETF, iShares Core High Dividend ETF and iShares Select Dividend ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Select Dividend ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core Dividend Growth	$74
Core High Dividend	2,757
International Select Dividend	50,875
Select Dividend	31,804

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Dividend Growth ETF
BlackRock Inc.	2,851	2,446	(61)	5,236	$1,842,915	$15,755	$(1,427)

International Select Dividend
Monadelphous Group Ltd.	8,395,650	—	(515,631)	7,880,019	$38,904,235	$2,621,375	$(6,245,476)
Neopost SAa	1,934,944	52,816	(501,040)	1,486,720	37,165,372	4,086,784	(4,688,336)

					$76,069,607	$6,708,159	$(10,933,812)

Select Dividend
Avista Corp.	3,387,065	174,957	(342,730)	3,219,292	$108,973,034	$2,174,816	$2,027,223
Bank of Hawaii Corp.	2,446,999	127,212	(248,446)	2,325,765	152,291,092	2,144,026	4,406,734
Black Hills Corp.	2,788,058	142,889	(281,094)	2,649,853	121,310,270	2,212,487	2,620,035
Guess? Inc.[a]	4,333,874	228,842	(443,285)	4,119,431	86,714,023	1,899,066	655,676
IDACORP Inc.[a]	2,601,021	135,758	(264,643)	2,472,136	165,262,292	2,414,062	1,578,639
Mercury General Corp.	3,780,855	—	(208,948)	3,571,907	192,918,697	4,582,296	85,590
Meredith Corp.	2,843,131	146,924	(287,888)	2,702,167	127,055,893	2,532,570	3,370,499
NorthWestern Corp.	—	3,301,275	(263,927)	3,037,348	164,593,888	1,462,946	383,439
Tupperware Brands Corp.	3,398,108	179,301	(347,835)	3,229,574	190,125,021	4,497,392	1,336,399

					$1,309,244,210	$23,919,661	$16,464,234

[a]	Not an affiliate at the end of the period.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$23,562,212	$23,509,312
Core High Dividend	1,655,720,759	1,648,473,975
International Select Dividend	105,676,844	150,697,215
Select Dividend	676,192,523	643,679,513

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$80,544,960	$1,205,652
Core High Dividend	475,986,438	879,477,583
International Select Dividend	33,784,870	925,799,572
Select Dividend	218,854,939	1,243,977,491

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of October 31, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$32,182	$388,338	$1,457,519

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended October 31, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$(44,354)	$(248,105)	$(1,584,752)

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$25,140	$356,937	$1,197,490

The following table shows the average quarter-end balances of open futures contracts for the six months ended October 31, 2015:

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
Average value of contracts purchased	$368,805	$10,765,976	$18,621,671

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares International Dividend ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
Core Dividend Growth	$95,487	$—	$95,487
Core High Dividend	16,586,215	—	16,586,215
Select Dividend	—	1,615,166,797	1,615,166,797

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend Growth	$244,005,741	$13,912,382	$(9,829,924)	$4,082,458
Core High Dividend	4,394,308,100	189,751,172	(253,585,604)	(63,834,432)
International Select Dividend	3,607,214,236	181,258,522	(747,569,481)	(566,310,959)
Select Dividend	11,667,070,113	2,558,767,889	(727,054,993)	1,831,712,896

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core Dividend Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core High Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares International Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Select Dividend ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Dividend Growth	$0.314872	$—	$0.017403	$0.332275	95%	—%	5%	100%
International Select Dividend	0.830730	—	—	0.830730	100	—	—	100
Select Dividend	1.285850	—	0.012765	1.298615	99	—	1	100

SUPPLEMENTAL INFORMATION	59

Notes:

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-46-1015

OCTOBER 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca
➢	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca
➢	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca
➢	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca
➢	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca
➢	iShares Morningstar Mid-Cap Value ETF | JKI | NYSE Arca
➢	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca
➢	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca
➢	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP ETF

Performance as of October 31, 2015

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -0.03%, net of fees, while the total return for the Index was 0.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.53%	3.55%	3.73%	3.53%	3.55%	3.73%
5 Years	15.12%	15.11%	15.38%	102.17%	102.13%	104.47%
10 Years	8.68%	8.66%	8.89%	129.81%	129.39%	134.46%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.70	$1.01	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Health Care	23.39%
Financials	19.60
Information Technology	15.87
Consumer Staples	14.85
Industrials	14.13
Consumer Discretionary	6.66
Materials	2.41
Energy	2.40
Utilities	0.48
Telecommunication Services	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Microsoft Corp.	8.37%
Johnson & Johnson	5.56
Berkshire Hathaway Inc. Class B	4.93
Procter & Gamble Co. (The)	4.12
Bank of America Corp.	3.49
Gilead Sciences Inc.	3.16
PepsiCo Inc.	2.99
Oracle Corp.	2.51
Altria Group Inc.	2.36
UnitedHealth Group Inc.	2.23

TOTAL	39.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

Performance as of October 31, 2015

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 4.76%, net of fees, while the total return for the Index was 4.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.44%	11.46%	11.72%	11.44%	11.46%	11.72%
5 Years	15.74%	15.73%	16.04%	107.70%	107.56%	110.36%
10 Years	8.52%	8.54%	8.79%	126.50%	126.88%	132.29%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.60	$1.29	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Information Technology	35.28%
Consumer Discretionary	26.15
Health Care	15.09
Financials	6.45
Consumer Staples	5.60
Energy	4.53
Industrials	4.53
Materials	2.12
Telecommunication Services	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Apple Inc.	11.56%
Amazon.com Inc.	4.07
Facebook Inc. Class A	3.64
Alphabet Inc. Class A	3.63
Alphabet Inc. Class C	3.57
Walt Disney Co. (The)	3.00
Home Depot Inc. (The)	2.69
Comcast Corp. Class A	2.67
Visa Inc. Class A	2.55
Allergan PLC	2.06

TOTAL	39.44%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

Performance as of October 31, 2015

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -2.02%, net of fees, while the total return for the Index was -2.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.57%	0.64%	0.71%	0.57%	0.64%	0.71%
5 Years	11.20%	11.19%	11.48%	70.00%	69.98%	72.17%
10 Years	5.18%	5.17%	5.44%	65.67%	65.48%	69.81%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.80	$1.24	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Financials	23.53%
Energy	15.85
Consumer Staples	10.94
Information Technology	10.33
Industrials	10.20
Health Care	8.95
Telecommunication Services	8.08
Utilities	6.62
Consumer Discretionary	3.06
Materials	2.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Exxon Mobil Corp.	6.70%
General Electric Co.	5.67
Wells Fargo & Co.	4.91
JPMorgan Chase & Co.	4.61
Pfizer Inc.	4.05
AT&T Inc.	4.00
Verizon Communications Inc.	3.70
Chevron Corp.	3.32
Coca-Cola Co. (The)	3.22
Intel Corp.	3.12

TOTAL	43.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP ETF

Performance as of October 31, 2015

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -2.00%, net of fees, while the total return for the Index was -1.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.22%	4.25%	4.45%	4.22%	4.25%	4.45%
5 Years	15.20%	15.20%	15.45%	102.86%	102.90%	105.11%
10 Years	9.50%	9.51%	9.76%	147.92%	148.11%	153.71%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$980.00	$1.24	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Financials	20.79%
Consumer Discretionary	18.92
Information Technology	18.13
Industrials	15.48
Health Care	8.85
Materials	8.28
Consumer Staples	4.92
Energy	3.79
Utilities	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Fidelity National Information Services Inc.	1.32%
Activision Blizzard Inc.	1.13
Nielsen Holdings PLC (United Kingdom)	1.12
Dr Pepper Snapple Group Inc.	1.10
Royal Caribbean Cruises Ltd.	1.09
Sigma-Aldrich Corp.	1.08
Paychex Inc.	1.07
Stanley Black & Decker Inc.	1.05
Altera Corp.	1.03
SanDisk Corp.	1.02

TOTAL	11.01%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

Performance as of October 31, 2015

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -4.35%, net of fees, while the total return for the Index was -4.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.52%	3.57%	3.76%	3.52%	3.57%	3.76%
5 Years	13.06%	13.06%	13.32%	84.76%	84.74%	86.87%
10 Years	8.51%	8.51%	8.76%	126.34%	126.26%	131.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$956.50	$1.48	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Information Technology	22.45%
Industrials	20.24
Consumer Discretionary	19.53
Health Care	15.30
Financials	12.67
Energy	4.80
Consumer Staples	1.85
Materials	1.68
Telecommunication Services	1.13
Utilities	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Fiserv Inc.	1.58%
Electronic Arts Inc.	1.56
Incyte Corp.	1.34
BioMarin Pharmaceutical Inc.	1.31
Roper Technologies Inc.	1.30
Alliance Data Systems Corp.	1.27
Equinix Inc.	1.18
Edwards Lifesciences Corp.	1.18
Amphenol Corp. Class A	1.17
Under Armour Inc. Class A	1.11

TOTAL	13.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

Performance as of October 31, 2015

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -2.68%, net of fees, while the total return for the Index was -2.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.37%	1.38%	1.65%	1.37%	1.38%	1.65%
5 Years	13.69%	13.70%	14.02%	89.98%	90.01%	92.68%
10 Years	8.01%	8.02%	8.31%	116.10%	116.26%	122.19%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.20	$1.49	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Financials	28.04%
Utilities	16.52
Information Technology	11.26
Consumer Discretionary	11.08
Materials	9.52
Consumer Staples	8.56
Industrials	6.67
Energy	5.74
Health Care	2.18
Telecommunication Services	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Progressive Corp. (The)	1.39%
Xcel Energy Inc.	1.29
ConAgra Foods Inc.	1.25
WEC Energy Group Inc.	1.16
Eversource Energy	1.16
M&T Bank Corp.	1.14
Fifth Third Bancorp	1.10
DTE Energy Co.	1.05
Symantec Corp.	1.01
Molson Coors Brewing Co. Class B	1.01

TOTAL	11.56%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP ETF

Performance as of October 31, 2015

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -4.29%, net of fees, while the total return for the Index was -4.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.51)%	(0.48)%	(0.36)%	(0.51)%	(0.48)%	(0.36)%
5 Years	12.19%	12.20%	12.34%	77.72%	77.81%	78.90%
10 Years	8.03%	8.04%	8.18%	116.52%	116.67%	119.57%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$957.10	$1.23	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Financials	28.78%
Consumer Discretionary	17.87
Industrials	15.17
Information Technology	13.04
Health Care	11.31
Consumer Staples	5.86
Materials	5.85
Energy	1.53
Utilities	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

STERIS Corp.	1.33%
Cytec Industries Inc.	1.11
Casey’s General Stores Inc.	0.87
WellCare Health Plans Inc.	0.82
Post Holdings Inc.	0.82
Neurocrine Biosciences Inc.	0.81
TreeHouse Foods Inc.	0.77
Solera Holdings Inc.	0.77
Burlington Stores Inc.	0.76
Sun Communities Inc.	0.75

TOTAL	8.81%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

Performance as of October 31, 2015

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -2.36%, net of fees, while the total return for the Index was -2.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.92%	2.93%	2.78%	2.92%	2.93%	2.78%
5 Years	13.12%	13.12%	13.15%	85.19%	85.23%	85.48%
10 Years	8.29%	8.29%	8.42%	121.67%	121.85%	124.52%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$976.40	$1.49	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Information Technology	29.90%
Health Care	21.28
Financials	14.67
Consumer Discretionary	14.15
Industrials	12.09
Energy	4.10
Consumer Staples	2.08
Materials	0.80
Utilities	0.57
Telecommunication Services	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Manhattan Associates Inc.	1.13%
Anacor Pharmaceuticals Inc.	1.04
Tempur Sealy International Inc.	1.02
CubeSmart	0.98
West Pharmaceutical Services Inc.	0.91
Vail Resorts Inc.	0.88
Toro Co. (The)	0.87
Guidewire Software Inc.	0.87
Dyax Corp.	0.85
Euronet Worldwide Inc.	0.85

TOTAL	9.40%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

Performance as of October 31, 2015

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -5.96%, net of fees, while the total return for the Index was -5.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.80)%	(2.76)%	(2.63)%	(2.80)%	(2.76)%	(2.63)%
5 Years	12.29%	12.29%	12.54%	78.52%	78.56%	80.49%
10 Years	8.27%	8.27%	8.52%	121.26%	121.32%	126.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$940.40	$1.46	$1,000.00	$1,023.60	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Financials	40.25%
Utilities	11.87
Consumer Discretionary	11.75
Industrials	11.50
Information Technology	7.77
Materials	5.25
Energy	4.75
Health Care	3.90
Consumer Staples	2.07
Telecommunication Services	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

StanCorp Financial Group Inc.	1.04%
Piedmont Natural Gas Co. Inc.	0.97
Synovus Financial Corp.	0.90
First American Financial Corp.	0.89
Alere Inc.	0.85
BankUnited Inc.	0.82
Endurance Specialty Holdings Ltd.	0.82
Vectren Corp.	0.81
Equity Commonwealth	0.80
Hanover Insurance Group Inc. (The)	0.80

TOTAL	8.70%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2015 and held through October 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 5.99%
Boeing Co. (The)	76,789	$11,370,148
General Dynamics Corp.	36,471	5,418,861
Honeywell International Inc.	93,986	9,706,874
United Technologies Corp.	99,575	9,799,176

		36,295,059
AIR FREIGHT & LOGISTICS — 0.81%
FedEx Corp.	31,578	4,927,747

		4,927,747
AIRLINES — 1.87%
American Airlines Group Inc.	80,768	3,733,097
Delta Air Lines Inc.	95,626	4,861,626
United Continental Holdings Inc.[a]	45,416	2,739,039

		11,333,762
AUTO COMPONENTS — 0.59%
Johnson Controls Inc.	78,635	3,552,729

		3,552,729
BANKS — 4.87%
Bank of America Corp.	1,258,558	21,118,603
U.S. Bancorp	199,011	8,394,284

		29,512,887
BEVERAGES — 2.98%
PepsiCo Inc.	176,607	18,047,469

		18,047,469
BIOTECHNOLOGY — 5.10%
AbbVie Inc.	199,002	11,850,569
Gilead Sciences Inc.	176,440	19,078,457

		30,929,026
CAPITAL MARKETS — 3.19%
Ameriprise Financial Inc.	21,427	2,471,819
Bank of New York Mellon Corp. (The)	133,029	5,540,658
Franklin Resources Inc.	46,491	1,894,973
Morgan Stanley	183,177	6,039,345
State Street Corp.	49,064	3,385,416

		19,332,211
CHEMICALS — 2.30%
Air Products & Chemicals Inc.	23,261	3,232,814
EI du Pont de Nemours & Co.	108,782	6,896,779
Praxair Inc.	34,441	3,826,050

		13,955,643

Security	Shares	Value
CONSUMER FINANCE — 1.24%
American Express Co.	102,321	$7,496,037

		7,496,037
DIVERSIFIED FINANCIAL SERVICES — 5.51%
Berkshire Hathaway Inc. Class Ba	219,258	29,823,473
CME Group Inc./IL	38,148	3,603,842

		33,427,315
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.51%
TE Connectivity Ltd.	48,376	3,117,349

		3,117,349
ENERGY EQUIPMENT & SERVICES — 1.11%
Baker Hughes Inc.	52,403	2,760,590
Halliburton Co.	102,760	3,943,929

		6,704,519
FOOD & STAPLES RETAILING — 1.92%
Sysco Corp.	66,517	2,743,826
Walgreens Boots Alliance Inc.	105,054	8,895,973

		11,639,799
FOOD PRODUCTS — 1.47%
Mondelez International Inc. Class A	193,716	8,941,931

		8,941,931
HEALTH CARE EQUIPMENT & SUPPLIES — 5.60%
Abbott Laboratories	179,185	8,027,488
Baxter International Inc.	65,587	2,452,298
Boston Scientific Corp.[a]	161,575	2,953,591
Medtronic PLC	170,018	12,567,731
St. Jude Medical Inc.	33,872	2,161,372
Stryker Corp.	38,028	3,636,237
Zimmer Biomet Holdings Inc.	20,538	2,147,659

		33,946,376
HEALTH CARE PROVIDERS & SERVICES — 7.08%
Aetna Inc.	41,910	4,810,430
Anthem Inc.	31,449	4,376,128
Cardinal Health Inc.	39,356	3,235,063
Cigna Corp.	30,956	4,149,342
Express Scripts Holding Co.[a]	81,239	7,017,425
HCA Holdings Inc.[a]	38,436	2,644,013
Humana Inc.	17,811	3,181,579
UnitedHealth Group Inc.	114,640	13,502,299

		42,916,279

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2015

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.20%
Carnival Corp.	55,651	$3,009,606
McDonald’s Corp.	113,227	12,709,731
Yum! Brands Inc.	51,841	3,676,045

		19,395,382
HOUSEHOLD PRODUCTS — 5.29%
Colgate-Palmolive Co.	108,217	7,180,198
Procter & Gamble Co. (The)	326,112	24,908,435

		32,088,633
INDUSTRIAL CONGLOMERATES — 1.95%
3M Co.	75,109	11,807,886

		11,807,886
INSURANCE — 1.69%
Aon PLC	33,667	3,141,468
Chubb Corp. (The)	27,288	3,529,703
Marsh & McLennan Companies Inc.	63,718	3,551,641

		10,222,812
INTERNET SOFTWARE & SERVICES — 0.62%
eBay Inc.[a]	134,743	3,759,330

		3,759,330
MACHINERY — 2.47%
Caterpillar Inc.	72,450	5,288,126
Cummins Inc.	19,974	2,067,509
Illinois Tool Works Inc.	39,611	3,641,835
PACCAR Inc.	42,675	2,246,839
Parker-Hannifin Corp.	16,639	1,742,103

		14,986,412
MEDIA — 2.04%
DISH Network Corp. Class Aa	25,472	1,603,972
Omnicom Group Inc.	29,208	2,188,263
Time Warner Cable Inc.	34,020	6,443,388
Viacom Inc. Class B NVS	42,952	2,117,963

		12,353,586
METALS & MINING — 0.10%
Southern Copper Corp.[b]	22,436	622,823

		622,823
MULTI-UTILITIES — 0.48%
Sempra Energy	28,315	2,899,739

		2,899,739
MULTILINE RETAIL — 0.33%
Macy’s Inc.	39,792	2,028,596

		2,028,596

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.29%
Anadarko Petroleum Corp.	61,075	$4,084,696
Cheniere Energy Inc.[a]	28,401	1,406,418
Spectra Energy Corp.	80,714	2,305,999

		7,797,113
PHARMACEUTICALS — 5.55%
Johnson & Johnson	332,910	33,633,897

		33,633,897
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.06%
HCP Inc.	55,614	2,068,841
Public Storage	17,676	4,055,935
Simon Property Group Inc.	37,422	7,539,036
Ventas Inc.	39,974	2,147,403
Welltower Inc.	42,305	2,744,326

		18,555,541
ROAD & RAIL — 1.00%
CSX Corp.	118,268	3,192,053
Norfolk Southern Corp.	36,234	2,899,807

		6,091,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
Analog Devices Inc.	37,711	2,267,185
Applied Materials Inc.	144,344	2,420,649
Broadcom Corp. Class A	65,382	3,360,635
Micron Technology Inc.[a]	129,414	2,143,096
Texas Instruments Inc.	123,396	6,999,021

		17,190,586
SOFTWARE — 10.85%
Microsoft Corp.	961,540	50,615,465
Oracle Corp.	390,971	15,185,314

		65,800,779
SPECIALTY RETAIL — 0.49%
L Brands Inc.	30,889	2,964,726

		2,964,726
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.00%
EMC Corp./MA	231,397	6,067,229

		6,067,229
TOBACCO — 3.14%
Altria Group Inc.	235,721	14,254,049
Reynolds American Inc.	99,650	4,815,088

		19,069,137

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2015

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.21%
T-Mobile U.S. Inc.[a]	33,271	$1,260,638

		1,260,638

TOTAL COMMON STOCKS
(Cost: $543,158,436)		604,672,843

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	510,746	510,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	26,428	26,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,023,172	1,023,172

		1,560,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,560,346)		1,560,346

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $544,718,782)		606,233,189
Other Assets, Less Liabilities — 0.01%		60,787

NET ASSETS — 100.00%		$606,293,976

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 0.54%
Precision Castparts Corp.	19,230	$4,438,476

		4,438,476
AIR FREIGHT & LOGISTICS — 1.21%
United Parcel Service Inc. Class B	97,023	9,995,309

		9,995,309
AIRLINES — 0.52%
Southwest Airlines Co.	92,184	4,267,197

		4,267,197
AUTO COMPONENTS — 0.40%
Delphi Automotive PLC	39,762	3,307,801

		3,307,801
AUTOMOBILES — 0.34%
Tesla Motors Inc.[a,b]	13,619	2,818,180

		2,818,180
BEVERAGES — 1.02%
Brown-Forman Corp. Class B	21,798	2,314,512
Constellation Brands Inc. Class A	23,692	3,193,681
Monster Beverage Corp.[a]	21,262	2,898,436

		8,406,629
BIOTECHNOLOGY — 6.68%
Alexion Pharmaceuticals Inc.[a]	31,621	5,565,296
Amgen Inc.	106,016	16,769,611
Biogen Inc.[a]	31,179	9,057,811
Celgene Corp.[a]	110,529	13,563,014
Regeneron Pharmaceuticals Inc.[a]	10,545	5,877,677
Vertex Pharmaceuticals Inc.[a]	34,158	4,260,869

		55,094,278
CAPITAL MARKETS — 1.87%
BlackRock Inc.[c]	17,911	6,304,135
Charles Schwab Corp. (The)	167,391	5,108,773
T Rowe Price Group Inc.	35,840	2,710,221
TD Ameritrade Holding Corp.	38,019	1,310,515

		15,433,644
CHEMICALS — 2.12%
Ecolab Inc.	37,143	4,470,160
Monsanto Co.	65,426	6,099,011
PPG Industries Inc.	37,849	3,946,137
Sherwin-Williams Co. (The)	11,083	2,957,277

		17,472,585

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.58%
QUALCOMM Inc.	219,676	$13,053,148

		13,053,148
DIVERSIFIED FINANCIAL SERVICES — 1.19%
Intercontinental Exchange Inc.	15,451	3,899,832
McGraw Hill Financial Inc.	38,115	3,530,974
Moody’s Corp.	24,376	2,343,996

		9,774,802
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
Level 3 Communications Inc.[a]	40,318	2,054,202

		2,054,202
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.03%
Fitbit Inc.[a,b]	5,083	206,065

		206,065
ENERGY EQUIPMENT & SERVICES — 1.68%
Schlumberger Ltd.	176,928	13,828,692

		13,828,692
FOOD & STAPLES RETAILING — 3.67%
Costco Wholesale Corp.	61,445	9,715,684
CVS Health Corp.	155,823	15,392,196
Kroger Co. (The)	135,868	5,135,810

		30,243,690
FOOD PRODUCTS — 0.61%
Hershey Co. (The)	20,529	1,820,717
Keurig Green Mountain Inc.	16,786	851,889
Mead Johnson Nutrition Co.	28,360	2,325,520

		4,998,126
HEALTH CARE EQUIPMENT & SUPPLIES — 0.82%
Becton Dickinson and Co.	29,415	4,192,226
Intuitive Surgical Inc.[a]	5,171	2,567,918

		6,760,144
HEALTH CARE PROVIDERS & SERVICES — 1.04%
AmerisourceBergen Corp.	28,737	2,773,408
McKesson Corp.	32,506	5,812,073

		8,585,481
HEALTH CARE TECHNOLOGY — 0.35%
Cerner Corp.[a]	42,960	2,847,818

		2,847,818
HOTELS, RESTAURANTS & LEISURE — 2.70%
Chipotle Mexican Grill Inc.[a]	4,352	2,786,281
Hilton Worldwide Holdings Inc.	73,207	1,829,443
Las Vegas Sands Corp.	51,385	2,544,071

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
Marriott International Inc./MD Class A	27,895	$2,141,778
Starbucks Corp.	207,512	12,984,026

		22,285,599
INDUSTRIAL CONGLOMERATES — 0.94%
Danaher Corp.	83,142	7,757,980

		7,757,980
INTERNET & CATALOG RETAIL — 6.10%
Amazon.com Inc.[a]	53,625	33,563,888
Netflix Inc.[a]	59,580	6,457,280
Priceline Group Inc. (The)[a]	7,089	10,309,107

		50,330,275
INTERNET SOFTWARE & SERVICES — 12.06%
Alphabet Inc. Class Aa	40,533	29,888,629
Alphabet Inc. Class Ca	41,356	29,396,258
Facebook Inc. Class Aa	294,488	30,028,941
LinkedIn Corp. Class Aa	14,977	3,607,510
Twitter Inc.[a]	79,636	2,266,441
Yahoo! Inc.[a]	121,090	4,313,226

		99,501,005
IT SERVICES — 7.38%
Accenture PLC Class A	87,556	9,386,003
Automatic Data Processing Inc.	65,143	5,666,789
Cognizant Technology Solutions Corp. Class Aa	85,242	5,805,833
MasterCard Inc. Class A	135,508	13,413,937
PayPal Holdings Inc.[a]	155,071	5,584,107
Visa Inc. Class A	270,277	20,968,090

		60,824,759
LIFE SCIENCES TOOLS & SERVICES — 1.23%
Illumina Inc.[a]	20,193	2,893,253
Thermo Fisher Scientific Inc.	55,720	7,287,062

		10,180,315
MEDIA — 8.38%
CBS Corp. Class B NVS	63,335	2,946,344
Charter Communications Inc. Class Aa,b	10,649	2,033,320
Comcast Corp. Class A	351,440	22,007,173
Sirius XM Holdings Inc.[a,b]	312,745	1,276,000
Time Warner Inc.	114,024	8,590,568
Twenty-First Century Fox Inc. Class A	247,408	7,592,951
Walt Disney Co. (The)	217,116	24,694,774

		69,141,130

Security	Shares	Value
MULTILINE RETAIL — 0.34%
Dollar General Corp.	41,223	$2,793,683

		2,793,683
OIL, GAS & CONSUMABLE FUELS — 2.85%
Columbia Pipeline Group Inc.	44,372	921,606
Continental Resources Inc./OKa,b	11,482	389,355
EOG Resources Inc.	76,796	6,592,937
Kinder Morgan Inc./DE	251,349	6,874,395
Noble Energy Inc.	59,459	2,131,010
Pioneer Natural Resources Co.	20,886	2,864,306
Williams Companies Inc. (The)	95,422	3,763,444

		23,537,053
PERSONAL PRODUCTS — 0.30%
Estee Lauder Companies Inc. (The) Class A	31,230	2,512,766

		2,512,766
PHARMACEUTICALS — 4.96%
Allergan PLC[a]	55,037	16,977,263
Bristol-Myers Squibb Co.	233,143	15,375,781
Mylan NVa	57,601	2,539,628
Perrigo Co. PLC	20,460	3,227,361
Zoetis Inc.	64,210	2,761,672

		40,881,705
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.38%
American Tower Corp.	59,191	6,051,096
AvalonBay Communities Inc.	18,605	3,252,712
Boston Properties Inc.	21,482	2,703,510
Crown Castle International Corp.	46,552	3,978,334
Equity Residential	50,915	3,936,748
General Growth Properties Inc.	81,766	2,367,126
Prologis Inc.	73,316	3,132,792
Vornado Realty Trust	24,774	2,491,026

		27,913,344
ROAD & RAIL — 1.31%
Union Pacific Corp.	121,314	10,839,406

		10,839,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
Avago Technologies Ltd.[b]	36,343	4,474,914

		4,474,914

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
SOFTWARE — 2.11%
Adobe Systems Inc.[a]	69,588	$6,169,672
Intuit Inc.	38,726	3,773,074
salesforce.com inc.[a]	86,746	6,741,032
VMware Inc. Class Aa	12,015	722,702

		17,406,480
SPECIALTY RETAIL — 5.92%
AutoZone Inc.[a,b]	4,317	3,386,298
Home Depot Inc. (The)	179,542	22,198,573
Lowe’s Companies Inc.	129,356	9,550,353
O’Reilly Automotive Inc.[a]	13,899	3,839,738
Ross Stores Inc.	57,882	2,927,672
TJX Companies Inc. (The)	94,305	6,902,183

		48,804,817
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.55%
Apple Inc.	797,380	95,286,910

		95,286,910
TEXTILES, APPAREL & LUXURY GOODS — 1.94%
NIKE Inc. Class B	97,366	12,757,867
VF Corp.	47,633	3,216,180

		15,974,047

TOTAL COMMON STOCKS
(Cost: $600,590,456)		824,032,455

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	10,531,121	10,531,121
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	544,920	544,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,063,891	1,063,891

		12,139,932

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,139,932)		12,139,932

Value
TOTAL INVESTMENTS IN SECURITIES — 101.38%
(Cost: $612,730,388)	$836,172,387
Other Assets, Less Liabilities — (1.38)%	(11,405,998)

NET ASSETS — 100.00%	$824,766,389

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 2.51%
Lockheed Martin Corp.	13,976	$3,072,344
Northrop Grumman Corp.	9,802	1,840,326
Raytheon Co.	15,876	1,863,842

		6,776,512
AUTOMOBILES — 2.12%
Ford Motor Co.	208,028	3,080,895
General Motors Co.	75,467	2,634,553

		5,715,448
BANKS — 14.50%
BB&T Corp.	40,794	1,515,497
Citigroup Inc.	157,518	8,375,232
JPMorgan Chase & Co.	193,539	12,434,881
PNC Financial Services Group Inc. (The)[a]	26,899	2,427,904
SunTrust Banks Inc.	27,140	1,126,853
Wells Fargo & Co.	244,476	13,235,930

		39,116,297
BEVERAGES — 3.22%
Coca-Cola Co. (The)	204,889	8,677,049

		8,677,049
BIOTECHNOLOGY — 0.36%
Baxalta Inc.	28,389	978,285

		978,285
CAPITAL MARKETS — 1.46%
Goldman Sachs Group Inc. (The)	21,067	3,950,063

		3,950,063
CHEMICALS — 1.83%
Dow Chemical Co. (The)	60,603	3,131,357
LyondellBasell Industries NV Class A	19,491	1,810,909

		4,942,266
COMMERCIAL SERVICES & SUPPLIES — 0.44%
Waste Management Inc.	22,027	1,184,172

		1,184,172
COMMUNICATIONS EQUIPMENT — 2.85%
Cisco Systems Inc.	266,165	7,678,860

		7,678,860
CONSUMER FINANCE — 1.38%
Capital One Financial Corp.	28,356	2,237,289
Discover Financial Services	22,791	1,281,310
Synchrony Financial[b,c]	6,541	201,201

		3,719,800

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.00%
AT&T Inc.	321,911	$10,787,238
CenturyLink Inc.	29,362	828,302
Verizon Communications Inc.	212,776	9,974,939

		21,590,479
ELECTRIC UTILITIES — 4.50%
American Electric Power Co. Inc.	25,671	1,454,262
Duke Energy Corp.	36,036	2,575,493
Edison International	17,069	1,033,016
Exelon Corp.	45,111	1,259,499
NextEra Energy Inc.	24,101	2,474,209
PPL Corp.	35,087	1,206,993
Southern Co. (The)	47,486	2,141,618

		12,145,090
ELECTRICAL EQUIPMENT — 1.11%
Eaton Corp. PLC	24,476	1,368,453
Emerson Electric Co.	34,384	1,623,956

		2,992,409
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Corning Inc.	64,210	1,194,306

		1,194,306
ENERGY EQUIPMENT & SERVICES — 0.28%
National Oilwell Varco Inc.	20,017	753,440

		753,440
FOOD & STAPLES RETAILING — 1.75%
Wal-Mart Stores Inc.	82,584	4,727,108

		4,727,108
FOOD PRODUCTS — 2.46%
Archer-Daniels-Midland Co.	31,867	1,455,047
General Mills Inc.	31,314	1,819,657
Kellogg Co.	13,348	941,301
Kraft Heinz Co. (The)	31,125	2,426,816

		6,642,821
HOUSEHOLD PRODUCTS — 0.84%
Kimberly-Clark Corp.	19,042	2,279,518

		2,279,518
INDUSTRIAL CONGLOMERATES — 5.66%
General Electric Co.	528,400	15,281,328

		15,281,328
INSURANCE — 6.18%
ACE Ltd.	16,934	1,922,686
Aflac Inc.	22,542	1,437,053

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
Allstate Corp. (The)	20,964	$1,297,252
American International Group Inc.	67,711	4,269,856
Hartford Financial Services Group Inc. (The)	21,746	1,005,970
MetLife Inc.	58,452	2,944,812
Prudential Financial Inc.	23,599	1,946,917
Travelers Companies Inc. (The)	16,278	1,837,623

		16,662,169
IT SERVICES — 2.45%
International Business Machines Corp.	47,162	6,606,453

		6,606,453
MACHINERY — 0.47%
Deere & Co.	16,325	1,273,350

		1,273,350
METALS & MINING — 0.26%
Freeport-McMoRan Inc.	59,652	702,104

		702,104
MULTI-UTILITIES — 2.11%
Consolidated Edison Inc.	15,349	1,009,197
Dominion Resources Inc./VA	31,134	2,223,902
PG&E Corp.	25,604	1,367,254
Public Service Enterprise Group Inc.	26,502	1,094,267

		5,694,620
MULTILINE RETAIL — 0.94%
Target Corp.	32,907	2,539,762

		2,539,762
OIL, GAS & CONSUMABLE FUELS — 15.56%
Apache Corp.	19,762	931,383
Chevron Corp.	98,479	8,949,772
ConocoPhillips	64,547	3,443,582
Devon Energy Corp.	20,254	849,250
Exxon Mobil Corp.	218,211	18,054,778
Hess Corp.	12,657	711,450
Marathon Oil Corp.	35,493	652,361
Marathon Petroleum Corp.	28,065	1,453,767
Occidental Petroleum Corp.	39,980	2,980,109
Phillips 66	25,031	2,229,011
Valero Energy Corp.	26,004	1,714,184

		41,969,647
PAPER & FOREST PRODUCTS — 0.35%
International Paper Co.	21,903	935,039

		935,039

Security	Shares	Value
PHARMACEUTICALS — 8.58%
Eli Lilly & Co.	51,050	$4,164,148
Merck & Co. Inc.	147,406	8,057,212
Pfizer Inc.	322,767	10,915,980

		23,137,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Intel Corp.	248,797	8,424,266

		8,424,266
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.47%
Hewlett-Packard Co.	94,564	2,549,445
Seagate Technology PLC	15,752	599,521
Western Digital Corp.	12,091	807,921

		3,956,887
TOBACCO — 2.66%
Philip Morris International Inc.	81,075	7,167,030

		7,167,030
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[b,c]	41,503	196,309

		196,309

TOTAL COMMON STOCKS
(Cost: $257,035,933)		269,610,227

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[a,d,e]	393,564	393,564
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[a,d,e]	20,365	20,365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	286,441	286,441

		700,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $700,370)		700,370

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $257,736,303)	$270,310,597
Other Assets, Less Liabilities — (0.19)%	(508,340)

NET ASSETS — 100.00%	$269,802,257

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.38%
Rockwell Collins Inc.	44,448	$3,854,531
Spirit AeroSystems Holdings Inc. Class Aa	43,933	2,317,026
Teledyne Technologies Inc.[a,b]	11,971	1,068,172

		7,239,729
AIR FREIGHT & LOGISTICS — 1.24%
CH Robinson Worldwide Inc.	47,859	3,320,458
Expeditors International of Washington Inc.	63,718	3,172,519

		6,492,977
AIRLINES — 0.62%
Alaska Air Group Inc.	42,887	3,270,134

		3,270,134
AUTO COMPONENTS — 0.88%
Lear Corp.	25,843	3,231,925
Visteon Corp.[a]	12,840	1,400,459

		4,632,384
AUTOMOBILES — 0.66%
Harley-Davidson Inc.	69,495	3,436,528

		3,436,528
BANKS — 0.91%
East West Bancorp Inc.	48,519	1,959,683
People’s United Financial Inc.	104,453	1,666,025
Prosperity Bancshares Inc.	22,234	1,142,383

		4,768,091
BEVERAGES — 1.10%
Dr Pepper Snapple Group Inc.	64,366	5,752,389

		5,752,389
BUILDING PRODUCTS — 0.34%
Owens Corning	39,679	1,806,585

		1,806,585
CAPITAL MARKETS — 3.06%
Eaton Vance Corp. NVS	39,698	1,433,495
Invesco Ltd.	144,561	4,795,088
LPL Financial Holdings Inc.	27,663	1,178,444
Northern Trust Corp.	73,806	5,195,204
Raymond James Financial Inc.	43,209	2,381,248
Waddell & Reed Financial Inc. Class A	28,142	1,039,566

		16,023,045

Security	Shares	Value
CHEMICALS — 3.98%
Airgas Inc.	22,656	$2,178,601
Axalta Coating Systems Ltd.[a]	46,277	1,278,633
FMC Corp.	45,110	1,836,428
International Flavors & Fragrances Inc.	27,150	3,151,029
NewMarket Corp.	3,527	1,388,721
Platform Specialty Products Corp.[a]	46,690	487,444
RPM International Inc.	45,001	2,056,996
Sigma-Aldrich Corp.	40,271	5,626,664
Valspar Corp. (The)	24,935	2,018,488
Westlake Chemical Corp.	13,302	801,712

		20,824,716
COMMERCIAL SERVICES & SUPPLIES — 1.34%
KAR Auction Services Inc.	47,860	1,837,824
Tyco International PLC	142,132	5,179,290

		7,017,114
COMMUNICATIONS EQUIPMENT — 1.69%
ARRIS Group Inc.[a,b]	45,520	1,286,395
Juniper Networks Inc.	119,334	3,745,894
Motorola Solutions Inc.	54,239	3,795,103

		8,827,392
CONSTRUCTION & ENGINEERING — 0.54%
Chicago Bridge & Iron Co. NVb	32,353	1,451,679
Quanta Services Inc.[a,b]	68,972	1,387,027

		2,838,706
CONSTRUCTION MATERIALS — 0.83%
Vulcan Materials Co.	44,912	4,337,601

		4,337,601
CONSUMER FINANCE — 0.13%
Credit Acceptance Corp.[a,b]	3,488	659,546

		659,546
CONTAINERS & PACKAGING — 2.59%
AptarGroup Inc.	21,165	1,556,897
Graphic Packaging Holding Co.	110,641	1,566,677
Packaging Corp. of America	32,947	2,255,222
Sealed Air Corp.	69,471	3,412,415
WestRock Co.	88,293	4,746,632

		13,537,843
DIVERSIFIED CONSUMER SERVICES — 1.32%
Graham Holdings Co. Class B	1,496	826,495
H&R Block Inc.	79,509	2,962,505
Service Corp. International/U.S.	67,598	1,910,320
ServiceMaster Global Holdings Inc.[a]	34,676	1,236,199

		6,935,519

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2015

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.49%
FNFV Group[a,b]	26,270	$295,275
Leucadia National Corp.	113,692	2,274,977

		2,570,252
ELECTRICAL EQUIPMENT — 1.27%
Hubbell Inc. Class B	17,980	1,741,363
Rockwell Automation Inc.	45,220	4,936,215

		6,677,578
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.74%
CDW Corp./DE	47,472	2,121,524
Dolby Laboratories Inc. Class A	14,779	512,388
FLIR Systems Inc.	47,179	1,258,264

		3,892,176
ENERGY EQUIPMENT & SERVICES — 1.62%
FMC Technologies Inc.[a]	77,331	2,616,108
Nielsen Holdings PLC	123,703	5,877,129

		8,493,237
FOOD PRODUCTS — 1.91%
Flowers Foods Inc.	62,469	1,686,663
Hormel Foods Corp.	45,408	3,067,310
McCormick & Co. Inc./MD	43,117	3,620,966
Pinnacle Foods Inc.	36,876	1,625,494

		10,000,433
GAS UTILITIES — 0.29%
National Fuel Gas Co.	28,559	1,500,204

		1,500,204
HEALTH CARE EQUIPMENT & SUPPLIES — 2.02%
DENTSPLY International Inc.	47,114	2,866,887
Hologic Inc.[a]	82,590	3,209,447
Teleflex Inc.	14,034	1,866,522
Varian Medical Systems Inc.[a,b]	33,269	2,612,615

		10,555,471
HEALTH CARE PROVIDERS & SERVICES — 3.00%
DaVita HealthCare Partners Inc.[a,b]	57,407	4,449,616
Henry Schein Inc.[a,b]	28,127	4,267,147
Patterson Companies Inc.	29,303	1,388,962
Premier Inc.[a,b]	9,697	327,856
Universal Health Services Inc. Class B	30,751	3,754,390
VCA Inc.[a]	27,409	1,501,191

		15,689,162
HEALTH CARE TECHNOLOGY — 0.26%
IMS Health Holdings Inc.[a]	49,915	1,358,686

		1,358,686

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 4.16%
Aramark	75,560	$2,293,246
Extended Stay America Inc.	18,191	349,267
MGM Resorts International[a]	159,599	3,701,101
Royal Caribbean Cruises Ltd.	57,848	5,689,350
Starwood Hotels & Resorts Worldwide Inc.	57,454	4,588,851
Wyndham Worldwide Corp.	39,788	3,236,754
Wynn Resorts Ltd.	27,403	1,916,840

		21,775,409
HOUSEHOLD DURABLES — 3.57%
DR Horton Inc.	110,184	3,243,817
Jarden Corp.[a]	66,823	2,993,670
Leggett & Platt Inc.	46,146	2,077,954
Mohawk Industries Inc.[a]	21,438	4,191,129
Toll Brothers Inc.[a]	54,697	1,967,451
Whirlpool Corp.	26,446	4,235,063

		18,709,084
HOUSEHOLD PRODUCTS — 1.90%
Church & Dwight Co. Inc.	44,173	3,802,854
Clorox Co. (The)	43,378	5,289,513
Spectrum Brands Holdings Inc.	9,214	883,162

		9,975,529
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.55%
Calpine Corp.[a]	111,816	1,734,266
Dynegy Inc.[a]	39,567	768,787
TerraForm Power Inc.	21,196	386,827

		2,889,880
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	22,006	1,914,522

		1,914,522
INSURANCE — 2.32%
AmTrust Financial Services Inc.	12,859	877,241
Arthur J Gallagher & Co.	58,830	2,572,636
Brown & Brown Inc.	39,471	1,273,729
FNF Group	94,356	3,328,880
Markel Corp.[a]	4,707	4,085,676

		12,138,162
INTERNET SOFTWARE & SERVICES — 0.33%
IAC/InterActiveCorp	25,517	1,709,894

		1,709,894

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2015

Security	Shares	Value
IT SERVICES — 4.68%
DST Systems Inc.	11,374	$1,389,334
Fidelity National Information Services Inc.	94,949	6,923,681
Genpact Ltd.[a]	53,906	1,335,791
Paychex Inc.	108,399	5,591,220
Sabre Corp.	45,273	1,327,404
Teradata Corp.[a,b]	47,670	1,340,004
Total System Services Inc.	57,026	2,991,014
Vantiv Inc. Class Aa	48,933	2,453,990
VeriFone Systems Inc.[a]	38,445	1,158,732

		24,511,170
LEISURE PRODUCTS — 0.87%
Brunswick Corp./DE	31,035	1,669,993
Hasbro Inc.	37,878	2,910,167

		4,580,160
LIFE SCIENCES TOOLS & SERVICES — 2.25%
Agilent Technologies Inc.	111,765	4,220,246
PerkinElmer Inc.	38,246	1,975,024
Quintiles Transnational Holdings Inc.[a]	32,271	2,054,049
Waters Corp.[a]	27,765	3,548,367

		11,797,686
MACHINERY — 5.81%
Allison Transmission Holdings Inc.	59,545	1,708,942
Colfax Corp.[a,b]	34,038	917,664
Donaldson Co. Inc.	42,435	1,281,537
Dover Corp.	52,812	3,402,677
Flowserve Corp.	44,982	2,085,366
Ingersoll-Rand PLC	89,475	5,302,288
Lincoln Electric Holdings Inc.	23,001	1,375,690
Pentair PLC	60,767	3,398,091
Snap-on Inc.	19,596	3,250,780
Stanley Black & Decker Inc.	51,671	5,476,093
Xylem Inc./NY	61,198	2,228,219

		30,427,347
MARINE — 0.23%
Kirby Corp.[a]	18,524	1,209,432

		1,209,432
MEDIA — 2.29%
Cinemark Holdings Inc.	35,595	1,261,487
Interpublic Group of Companies Inc. (The)	138,270	3,170,531
Liberty Broadband Corp. Class Aa	8,345	455,303
Liberty Broadband Corp. Class Ca	22,160	1,191,543

Security	Shares	Value
Liberty Media Corp. Class Aa	33,423	$1,362,322
Liberty Media Corp. Class Ca	66,396	2,599,404
Scripps Networks Interactive Inc. Class A	32,091	1,928,027

		11,968,617
METALS & MINING — 0.87%
Nucor Corp.	107,766	4,558,502

		4,558,502
MULTILINE RETAIL — 0.73%
Dillard’s Inc. Class A	8,318	744,295
Nordstrom Inc.	46,920	3,059,653

		3,803,948
OIL, GAS & CONSUMABLE FUELS — 2.16%
Chesapeake Energy Corp.[b]	174,004	1,240,648
Cimarex Energy Co.	31,865	3,761,982
CONSOL Energy Inc.	77,215	514,252
ONEOK Inc.	70,479	2,390,648
SM Energy Co.	22,893	763,482
Southwestern Energy Co.[a]	129,863	1,433,687
Whiting Petroleum Corp.[a,b]	68,664	1,183,081

		11,287,780
PHARMACEUTICALS — 1.30%
Endo International PLC[a]	70,234	4,213,338
Mallinckrodt PLC[a]	39,545	2,596,920

		6,810,258
PROFESSIONAL SERVICES — 0.60%
Towers Watson & Co. Class A	23,346	2,884,632
TransUnion[a]	10,357	266,278

		3,150,910
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.58%
Alexandria Real Estate Equities Inc.	24,381	2,187,951
American Campus Communities Inc.	37,812	1,534,033
Apartment Investment & Management Co. Class A	52,707	2,065,587
BioMed Realty Trust Inc.	68,213	1,596,866
Brixmor Property Group Inc.[b]	57,312	1,468,333
Corrections Corp. of America[b]	39,393	1,122,701
Digital Realty Trust Inc.	45,745	3,383,300
Douglas Emmett Inc.	46,893	1,432,581
Duke Realty Corp.	116,380	2,409,066
Equity Lifestyle Properties Inc.	27,048	1,635,863
Highwoods Properties Inc.	31,807	1,382,014
Host Hotels & Resorts Inc.	253,271	4,389,186
Iron Mountain Inc.[b]	64,715	1,982,868

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2015

Security	Shares	Value
Kimco Realty Corp.[b]	139,390	$3,731,470
Lamar Advertising Co. Class A	27,232	1,536,702
LaSalle Hotel Properties[b]	38,254	1,125,050
Mid-America Apartment Communities Inc.	25,415	2,165,104
NorthStar Realty Finance Corp.	123,258	1,480,329
Omega Healthcare Investors Inc.[b]	54,569	1,883,722
Plum Creek Timber Co. Inc.[b]	58,897	2,399,464
Realty Income Corp.[b]	84,160	4,162,554
Regency Centers Corp.	31,752	2,157,866
SL Green Realty Corp.	33,602	3,985,869
Spirit Realty Capital Inc.[b]	148,586	1,512,606
Taubman Centers Inc.	20,135	1,549,992
UDR Inc.	88,259	3,041,405
Weingarten Realty Investors	38,358	1,371,682
Weyerhaeuser Co.	173,382	5,085,294
WP Carey Inc.	32,731	2,074,164

		65,853,622
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.18%
CBRE Group Inc. Class Aa	97,821	3,646,767
Jones Lang LaSalle Inc.	15,160	2,527,324

		6,174,091
ROAD & RAIL — 0.67%
AMERCO	2,046	831,310
Hertz Global Holdings Inc.[a]	136,128	2,654,496

		3,485,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.70%
Altera Corp.	101,992	5,359,680
Freescale Semiconductor Ltd.[a]	37,779	1,265,219
Lam Research Corp.	53,366	4,087,302
Linear Technology Corp.	80,912	3,594,111
Maxim Integrated Products Inc.	95,464	3,912,115
Microchip Technology Inc.[b]	71,248	3,440,566
NVIDIA Corp.	172,659	4,898,336
Qorvo Inc.[a,b]	50,412	2,214,599
SunEdison Inc.[a,b]	106,598	778,165
Teradyne Inc.	71,226	1,390,331
Xilinx Inc.	87,237	4,154,226

		35,094,650
SOFTWARE — 2.93%
Activision Blizzard Inc.	169,616	5,895,852
Cadence Design Systems Inc.[a,b]	98,252	2,183,160
Citrix Systems Inc.[a]	54,191	4,449,081

Security	Shares	Value
Nuance Communications Inc.[a]	84,695	$1,437,274
PTC Inc.[a]	38,580	1,367,275

		15,332,642
SPECIALTY RETAIL — 3.32%
AutoNation Inc.[a]	26,422	1,669,606
Dick’s Sporting Goods Inc.	32,673	1,455,582
Foot Locker Inc.	47,023	3,185,808
Gap Inc. (The)	80,213	2,183,398
GNC Holdings Inc. Class A	28,563	849,749
Penske Automotive Group Inc.	14,278	697,338
Sally Beauty Holdings Inc.[a]	53,100	1,248,381
Tiffany & Co.	37,792	3,115,573
Urban Outfitters Inc.[a]	31,864	911,310
Williams-Sonoma Inc.	28,400	2,094,500

		17,411,245
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.01%
SanDisk Corp.	68,936	5,308,072

		5,308,072
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
Fossil Group Inc.[a,b]	13,915	757,115
PVH Corp.	27,813	2,529,592
Ralph Lauren Corp.	20,371	2,256,496

		5,543,203
THRIFTS & MORTGAGE FINANCE — 0.08%
TFS Financial Corp.	22,620	397,207

		397,207
TRADING COMPANIES & DISTRIBUTORS — 1.02%
HD Supply Holdings Inc.[a]	61,929	1,844,865
MSC Industrial Direct Co. Inc. Class A	17,026	1,068,722
United Rentals Inc.[a]	32,154	2,407,048

		5,320,635

TOTAL COMMON STOCKS
(Cost: $491,603,478)		522,276,961

SHORT-TERM INVESTMENTS — 6.95%

MONEY MARKET FUNDS — 6.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	34,242,186	34,242,186
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,771,818	1,771,818

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	359,711	$359,711

		36,373,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,373,715)		36,373,715

TOTAL INVESTMENTS IN SECURITIES — 106.70%
(Cost: $527,977,193)		558,650,676
Other Assets, Less Liabilities — (6.70)%		(35,079,904)

NET ASSETS — 100.00%		$523,570,772

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.28%
B/E Aerospace Inc.	16,282	$764,440
Hexcel Corp.	14,777	684,471
Textron Inc.	42,434	1,789,442
TransDigm Group Inc.[a]	8,218	1,806,727

		5,045,080
AIRLINES — 0.19%
Spirit Airlines Inc.[a,b]	11,187	415,261

		415,261
AUTO COMPONENTS — 1.01%
BorgWarner Inc.	34,695	1,485,640
Gentex Corp.	44,889	735,731

		2,221,371
BANKS — 1.92%
First Republic Bank/CA	21,824	1,425,326
Investors Bancorp Inc.	54,971	687,687
Signature Bank/New York NYa	7,798	1,161,278
SVB Financial Group[a]	7,890	963,132

		4,237,423
BIOTECHNOLOGY — 6.18%
Alkermes PLC[a]	22,935	1,649,485
Alnylam Pharmaceuticals Inc.[a]	11,239	965,992
BioMarin Pharmaceutical Inc.[a]	24,729	2,894,282
Bluebird Bio Inc.[a]	5,556	428,534
Incyte Corp.[a]	25,212	2,963,166
Intercept Pharmaceuticals Inc.[a,b]	2,618	411,550
Isis Pharmaceuticals Inc.[a,b]	18,387	885,334
Medivation Inc.[a]	24,118	1,014,403
OPKO Health Inc.[a,b]	49,042	463,447
Puma Biotechnology Inc.[a,b]	3,361	277,014
Seattle Genetics Inc.[a,b]	16,161	670,520
United Therapeutics Corp.[a,b]	6,980	1,023,478

		13,647,205
BUILDING PRODUCTS — 2.62%
Allegion PLC	14,686	957,087
AO Smith Corp.	11,485	882,278
Fortune Brands Home & Security Inc.	24,519	1,283,079
Lennox International Inc.	6,143	815,852
Masco Corp.	52,726	1,529,054
USG Corp.[a]	13,822	325,784

		5,793,134

Security	Shares	Value
CAPITAL MARKETS — 2.10%
Affiliated Managers Group Inc.[a]	8,321	$1,499,943
E*TRADE Financial Corp.[a]	44,477	1,268,039
Legg Mason Inc.	16,809	752,203
SEI Investments Co.	21,413	1,109,622

		4,629,807
CHEMICALS — 0.50%
WR Grace & Co.[a]	11,089	1,112,227

		1,112,227
COMMERCIAL SERVICES & SUPPLIES — 2.21%
Cintas Corp.	13,684	1,273,844
Copart Inc.[a]	16,774	607,386
Rollins Inc.	14,407	386,396
Stericycle Inc.[a,b]	13,023	1,580,601
Waste Connections Inc.	18,916	1,030,544

		4,878,771
COMMUNICATIONS EQUIPMENT — 1.49%
Arista Networks Inc.[a,b]	5,295	341,580
F5 Networks Inc.[a]	10,883	1,199,307
Palo Alto Networks Inc.[a]	10,916	1,757,476

		3,298,363
CONSTRUCTION MATERIALS — 0.95%
Eagle Materials Inc.	7,723	509,950
Martin Marietta Materials Inc.	10,287	1,596,028

		2,105,978
CONSUMER FINANCE — 0.35%
LendingClub Corp.[a,b]	31,594	448,003
Springleaf Holdings Inc.[a,b]	6,994	328,088

		776,091
DISTRIBUTORS — 0.63%
LKQ Corp.[a]	46,739	1,383,942

		1,383,942
DIVERSIFIED FINANCIAL SERVICES — 1.35%
CBOE Holdings Inc.	12,689	850,670
FactSet Research Systems Inc.	6,365	1,114,639
MSCI Inc.	15,127	1,013,509

		2,978,818
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.08%
Zayo Group Holdings Inc.[a,b]	6,311	167,431

		167,431
ELECTRIC UTILITIES — 0.35%
ITC Holdings Corp.	23,933	783,088

		783,088

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
ELECTRICAL EQUIPMENT — 2.27%
Acuity Brands Inc.	6,676	$1,459,373
AMETEK Inc.	37,174	2,037,879
Sensata Technologies Holding NVa,b	26,075	1,253,947
Solarcity Corp.[a,b]	9,078	269,163

		5,020,362
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.27%
Amphenol Corp. Class A	47,456	2,573,065
IPG Photonics Corp.[a,b]	5,597	462,424
National Instruments Corp.	15,581	474,753
Trimble Navigation Ltd.[a]	39,399	896,327
Zebra Technologies Corp. Class Aa,b	7,982	613,816

		5,020,385
ENERGY EQUIPMENT & SERVICES — 0.63%
Core Laboratories NV	6,525	759,053
Oceaneering International Inc.	14,997	630,174

		1,389,227
FOOD & STAPLES RETAILING — 0.95%
Sprouts Farmers Market Inc.[a,b]	22,128	450,969
Whole Foods Market Inc.	54,935	1,645,852

		2,096,821
FOOD PRODUCTS — 0.90%
Blue Buffalo Pet Products Inc.[a]	5,089	91,297
Hain Celestial Group Inc. (The)[a,b]	15,728	784,041
WhiteWave Foods Co. (The)[a]	26,943	1,104,124

		1,979,462
HEALTH CARE EQUIPMENT & SUPPLIES — 4.87%
Align Technology Inc.[a,b]	11,169	731,123
Cooper Companies Inc. (The)	7,447	1,134,625
CR Bard Inc.	11,390	2,122,526
DexCom Inc.[a]	12,305	1,025,253
Edwards Lifesciences Corp.[a,b]	16,504	2,593,604
IDEXX Laboratories Inc.[a,b]	14,102	967,679
ResMed Inc.	21,541	1,240,977
Sirona Dental Systems Inc.[a]	8,562	934,371

		10,750,158
HEALTH CARE PROVIDERS & SERVICES — 2.33%
Acadia Healthcare Co. Inc.[a,b]	8,342	512,282
Brookdale Senior Living Inc.[a]	28,225	590,185
Centene Corp.[a,b]	18,254	1,085,748
Envision Healthcare Holdings Inc.[a]	28,466	802,741
MEDNAX Inc.[a]	14,421	1,016,248
Team Health Holdings Inc.[a]	11,104	662,576

Security	Shares	Value
Tenet Healthcare Corp.[a,b]	15,261	$478,737

		5,148,517
HEALTH CARE TECHNOLOGY — 0.41%
athenahealth Inc.[a,b]	5,922	902,809

		902,809
HOTELS, RESTAURANTS & LEISURE — 1.89%
Domino’s Pizza Inc.	8,417	897,841
Dunkin’ Brands Group Inc.	14,598	604,503
Hyatt Hotels Corp. Class Aa,b	8,467	426,737
Norwegian Cruise Line Holdings Ltd.[a]	24,336	1,548,256
Panera Bread Co. Class Aa,b	3,888	689,615

		4,166,952
HOUSEHOLD DURABLES — 1.65%
GoPro Inc.[a,b]	4,504	112,600
Harman International Industries Inc.	10,913	1,199,993
Lennar Corp. Class A	27,368	1,370,316
NVR Inc.[a]	585	958,090

		3,640,999
INDUSTRIAL CONGLOMERATES — 1.30%
Roper Technologies Inc.	15,435	2,876,312

		2,876,312
INSURANCE — 0.33%
White Mountains Insurance Group Ltd.	914	722,060

		722,060
INTERNET & CATALOG RETAIL — 2.58%
Expedia Inc.	15,306	2,086,208
Groupon Inc.[a]	65,343	242,422
Liberty Interactive Corp. QVC Group Series Aa	70,658	1,933,909
TripAdvisor Inc.[a,b]	17,161	1,437,749

		5,700,288
INTERNET SOFTWARE & SERVICES — 2.66%
Akamai Technologies Inc.[a]	27,416	1,667,441
CoStar Group Inc.[a]	4,977	1,010,679
MercadoLibre Inc.[b]	4,873	479,357
Pandora Media Inc.[a,b]	30,702	353,380
Rackspace Hosting Inc.[a]	18,529	478,975
VeriSign Inc.[a,b]	15,310	1,233,986
Zillow Group Inc. Class Aa,b	6,811	209,847
Zillow Group Inc. Class Ca,b	15,896	440,160

		5,873,825

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
IT SERVICES — 6.28%
Alliance Data Systems Corp.[a]	9,420	$2,800,660
Black Knight Financial Services Inc. Class Aa	2,696	97,137
Broadridge Financial Solutions Inc.	18,130	1,080,185
Fiserv Inc.[a,b]	35,976	3,472,044
FleetCor Technologies Inc.[a]	11,839	1,714,997
Gartner Inc.[a]	12,728	1,154,048
Global Payments Inc.	9,985	1,362,054
Jack Henry & Associates Inc.	12,414	960,099
MAXIMUS Inc.	10,109	689,434
WEX Inc.[a]	5,924	532,627

		13,863,285
LEISURE PRODUCTS — 0.48%
Polaris Industries Inc.	9,430	1,059,366

		1,059,366
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Mettler-Toledo International Inc.[a]	4,246	1,320,464

		1,320,464
MACHINERY — 2.43%
Graco Inc.	8,848	649,443
IDEX Corp.	11,862	910,527
Middleby Corp. (The)[a]	8,787	1,027,552
Nordson Corp.	8,785	625,843
WABCO Holdings Inc.[a]	8,259	926,908
Wabtec Corp./DE	14,820	1,228,133

		5,368,406
MEDIA — 1.86%
AMC Networks Inc. Class Aa	9,085	671,291
Cable One Inc.[a]	680	294,739
Discovery Communications Inc. Class Aa,b	22,884	673,705
Discovery Communications Inc. Class C NVS[a,b]	39,532	1,087,920
Lions Gate Entertainment Corp.	14,775	575,782
Live Nation Entertainment Inc.[a,b]	22,332	609,217
MSG Networks Inc. Class Aa	9,060	185,911

		4,098,565
METALS & MINING — 0.22%
Royal Gold Inc.	9,992	478,017

		478,017
MULTILINE RETAIL — 1.07%
Dollar Tree Inc.[a]	36,031	2,359,670

		2,359,670

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.16%
Antero Resources Corp.[a,b]	11,870	$279,776
Cabot Oil & Gas Corp.	63,525	1,379,128
Concho Resources Inc.[a]	19,538	2,264,649
Diamondback Energy Inc.[a]	10,142	748,885
EQT Corp.	23,396	1,545,774
Gulfport Energy Corp.[a]	16,578	505,132
Memorial Resource Development Corp.[a,b]	14,059	248,704
Newfield Exploration Co.[a]	24,979	1,003,906
Range Resources Corp.[b]	25,960	790,222
Targa Resources Corp.	7,506	428,968

		9,195,144
PHARMACEUTICALS — 0.89%
Akorn Inc.[a]	12,261	327,859
Horizon Pharma PLC[a]	22,070	346,940
Jazz Pharmaceuticals PLC[a]	9,417	1,292,766

		1,967,565
PROFESSIONAL SERVICES — 2.71%
Equifax Inc.	18,152	1,934,459
IHS Inc. Class Aa	10,489	1,253,855
Robert Half International Inc.	20,618	1,085,744
Verisk Analytics Inc. Class Aa,b	23,795	1,703,960

		5,978,018
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.60%
Camden Property Trust	13,314	982,440
Communications Sales & Leasing Inc./CSL Capital LLC[a,b]	18,428	370,219
Equinix Inc.[b]	8,744	2,594,170
Essex Property Trust Inc.	10,093	2,224,901
Extra Space Storage Inc.[b]	18,859	1,494,387
Federal Realty Investment Trust	10,617	1,523,433
Kilroy Realty Corp.	14,173	933,150
Macerich Co. (The)	20,659	1,750,644
RLJ Lodging Trust	20,044	502,904

		12,376,248
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.00%
Forest City Enterprises Inc. Class Aa	29,918	661,188
Howard Hughes Corp. (The)[a]	5,478	676,971
Realogy Holdings Corp.[a]	22,474	878,733

		2,216,892
ROAD & RAIL — 2.02%
Avis Budget Group Inc.[a]	15,859	791,998
Genesee & Wyoming Inc. Class Aa	7,866	527,809

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
JB Hunt Transport Services Inc.	14,080	$1,075,290
Kansas City Southern	16,942	1,402,120
Old Dominion Freight Line Inc.[a,b]	10,715	663,687

		4,460,904
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.02%
Skyworks Solutions Inc.	29,279	2,261,510

		2,261,510
SOFTWARE — 8.70%
ANSYS Inc.[a]	13,818	1,316,994
Autodesk Inc.[a]	34,724	1,916,418
CDK Global Inc.	24,536	1,221,647
Electronic Arts Inc.[a]	47,808	3,445,523
FireEye Inc.[a,b]	21,734	568,344
Fortinet Inc.[a]	22,359	768,255
NetSuite Inc.[a,b]	5,689	483,963
Red Hat Inc.[a]	28,166	2,228,212
ServiceNow Inc.[a]	22,529	1,839,493
Splunk Inc.[a,b]	19,270	1,082,203
SS&C Technologies Holdings Inc.	11,466	850,204
Tableau Software Inc. Class Aa	6,325	531,047
Tyler Technologies Inc.[a]	5,191	884,339
Ultimate Software Group Inc. (The)[a]	4,382	895,462
Workday Inc. Class Aa,b	14,816	1,170,019

		19,202,123
SPECIALTY RETAIL — 4.61%
Advance Auto Parts Inc.	11,239	2,230,155
CarMax Inc.[a]	31,936	1,884,543
Office Depot Inc.[a]	75,615	576,186
Signet Jewelers Ltd.	12,218	1,844,185
Tractor Supply Co.	20,850	1,926,331
Ulta Salon Cosmetics & Fragrance Inc.[a]	9,862	1,715,594

		10,176,994
TEXTILES, APPAREL & LUXURY GOODS — 3.75%
Carter’s Inc.	8,008	727,767
Columbia Sportswear Co.	4,411	241,943
Hanesbrands Inc.	61,784	1,973,381
Kate Spade & Co.[a,b]	19,570	351,673
lululemon athletica Inc.[a,b]	16,025	787,949
Michael Kors Holdings Ltd.[a]	29,650	1,145,676
Skechers U.S.A. Inc. Class Aa	18,900	589,680
Under Armour Inc. Class Aa,b	25,807	2,453,730

		8,271,799

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.18%
Air Lease Corp.	14,622	$492,908
Fastenal Co.	44,545	1,744,382
Univar Inc.[a,b]	5,265	92,980
Watsco Inc.	4,209	517,833
WW Grainger Inc.	9,318	1,956,780

		4,804,883
WIRELESS TELECOMMUNICATION SERVICES — 1.06%
SBA Communications Corp. Class Aa	19,604	2,333,268

		2,333,268

TOTAL COMMON STOCKS
(Cost: $179,976,726)		220,555,288

SHORT-TERM INVESTMENTS — 14.65%

MONEY MARKET FUNDS — 14.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	30,619,123	30,619,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,584,347	1,584,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	154,252	154,252

		32,357,722

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,357,722)		32,357,722

TOTAL INVESTMENTS IN SECURITIES — 114.54%
(Cost: $212,334,448)		252,913,010
Other Assets, Less Liabilities — (14.54)%		(32,103,729)

NET ASSETS — 100.00%		$220,809,281

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.50%
Huntington Ingalls Industries Inc.	6,218	$745,787
L-3 Communications Holdings Inc.	10,445	1,320,248
Orbital ATK Inc.	7,685	657,990

		2,724,025
AIRLINES — 0.56%
JetBlue Airways Corp.[a]	40,932	1,016,751

		1,016,751
AUTO COMPONENTS — 1.40%
Autoliv Inc.[b]	11,448	1,387,955
Goodyear Tire & Rubber Co. (The)	35,026	1,150,254

		2,538,209
BANKS — 7.97%
BOK Financial Corp.	2,775	186,424
CIT Group Inc.	22,650	973,950
Citizens Financial Group Inc.	52,379	1,272,810
Comerica Inc.	23,134	1,004,016
Commerce Bancshares Inc./MO	10,436	475,360
Cullen/Frost Bankers Inc.	7,229	494,753
Fifth Third Bancorp	104,436	1,989,506
Huntington Bancshares Inc./OH	104,413	1,145,411
KeyCorp	109,326	1,357,829
M&T Bank Corp.[b]	17,324	2,076,281
PacWest Bancorp	14,656	660,106
Regions Financial Corp.	172,260	1,610,631
Umpqua Holdings Corp.	28,671	478,806
Zions BanCorp.	26,546	763,728

		14,489,611
BEVERAGES — 1.78%
Coca-Cola Enterprises Inc.	27,403	1,406,870
Molson Coors Brewing Co. Class B	20,758	1,828,780

		3,235,650
CHEMICALS — 4.51%
Albemarle Corp.	14,589	780,803
Ashland Inc.	8,793	964,768
Celanese Corp. Series A	19,937	1,416,524
CF Industries Holdings Inc.	30,301	1,538,382
Eastman Chemical Co.	19,330	1,395,046
Huntsman Corp.	26,597	350,282
Mosaic Co. (The)	40,351	1,363,460
Scotts Miracle-Gro Co. (The) Class A	5,873	388,558

		8,197,823

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.45%
ADT Corp. (The)	22,095	$730,019
Pitney Bowes Inc.	26,254	542,145
Republic Services Inc.	31,302	1,369,149

		2,641,313
COMMUNICATIONS EQUIPMENT — 1.44%
Brocade Communications Systems Inc.	54,001	562,691
CommScope Holding Co. Inc.[a]	16,304	528,739
EchoStar Corp. Class Aa	5,604	251,227
Harris Corp.	16,132	1,276,525

		2,619,182
CONSTRUCTION & ENGINEERING — 1.17%
AECOM[a,b]	19,629	578,467
Fluor Corp.	18,845	900,980
Jacobs Engineering Group Inc.[a,b]	16,096	646,093

		2,125,540
CONSUMER FINANCE — 1.33%
Ally Financial Inc.[a]	56,998	1,135,400
Navient Corp.	48,631	641,443
Santander Consumer USA Holdings Inc.[a]	13,898	250,303
SLM Corp.[a]	55,490	391,759

		2,418,905
CONTAINERS & PACKAGING — 2.79%
Avery Dennison Corp.	11,889	772,428
Ball Corp.	17,964	1,230,534
Bemis Co. Inc.	12,670	580,033
Berry Plastics Group Inc.[a]	15,577	521,829
Crown Holdings Inc.[a]	18,125	961,350
Owens-Illinois Inc.[a]	20,903	450,460
Sonoco Products Co.	13,124	560,264

		5,076,898
DISTRIBUTORS — 0.98%
Genuine Parts Co.	19,711	1,788,970

		1,788,970
DIVERSIFIED FINANCIAL SERVICES — 1.15%
Nasdaq Inc.	15,375	890,059
Voya Financial Inc.	29,769	1,207,728

		2,097,787
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
Frontier Communications Corp.	151,888	780,704

		780,704

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
ELECTRIC UTILITIES — 6.36%
Entergy Corp.	23,342	$1,590,991
Eversource Energy	41,238	2,100,664
FirstEnergy Corp.	54,926	1,713,691
Great Plains Energy Inc.	20,066	551,815
OGE Energy Corp.	25,963	740,205
Pepco Holdings Inc.	32,955	877,592
Pinnacle West Capital Corp.	14,409	915,115
Westar Energy Inc.	18,366	729,130
Xcel Energy Inc.	65,946	2,349,656

		11,568,859
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.32%
Arrow Electronics Inc.[a]	12,277	675,112
Avnet Inc.	17,482	794,207
Flextronics International Ltd.[a]	73,654	838,919
Ingram Micro Inc. Class A	20,260	603,343
Jabil Circuit Inc.	25,202	579,142
Keysight Technologies Inc.[a]	22,017	728,323

		4,219,046
ENERGY EQUIPMENT & SERVICES — 2.90%
Cameron International Corp.[a]	24,900	1,693,449
Diamond Offshore Drilling Inc.	8,373	166,455
Ensco PLC Class A	30,652	509,743
Helmerich & Payne Inc.	14,010	788,343
Nabors Industries Ltd.	38,026	381,781
Noble Corp. PLC	31,334	422,069
Superior Energy Services Inc.	19,601	277,550
Weatherford International PLC[a]	100,802	1,032,212

		5,271,602
FOOD & STAPLES RETAILING — 0.57%
Rite Aid Corp.[a]	131,958	1,039,829

		1,039,829
FOOD PRODUCTS — 5.22%
Bunge Ltd.	18,704	1,364,644
Campbell Soup Co.	23,416	1,189,299
ConAgra Foods Inc.	56,132	2,276,152
Ingredion Inc.	9,280	882,157
JM Smucker Co. (The)	15,558	1,826,353
Pilgrim’s Pride Corp.[b]	8,388	159,288
Seaboard Corp.[a,b]	35	117,880
Tyson Foods Inc. Class A	37,930	1,682,575

		9,498,348

Security	Shares	Value
GAS UTILITIES — 1.71%
AGL Resources Inc.	15,614	$975,875
Atmos Energy Corp.	13,181	830,403
Questar Corp.	22,895	472,782
UGI Corp.	22,464	823,755

		3,102,815
HEALTH CARE PROVIDERS & SERVICES — 2.17%
Community Health Systems Inc.[a]	15,375	431,115
Health Net Inc./CAa	10,049	645,749
Laboratory Corp. of America Holdings[a]	13,080	1,605,439
Quest Diagnostics Inc.	18,665	1,268,287

		3,950,590
HOTELS, RESTAURANTS & LEISURE — 0.83%
Darden Restaurants Inc.	14,823	917,396
Six Flags Entertainment Corp.	11,460	596,378

		1,513,774
HOUSEHOLD DURABLES — 1.53%
Garmin Ltd.	15,392	545,954
Newell Rubbermaid Inc.	34,818	1,477,328
PulteGroup Inc.	41,741	765,113

		2,788,395
HOUSEHOLD PRODUCTS — 0.19%
Energizer Holdings Inc.	8,055	344,996

		344,996
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.84%
AES Corp./VA	88,780	972,141
NRG Energy Inc.	42,992	554,167

		1,526,308
INSURANCE — 13.02%
Alleghany Corp.[a]	2,077	1,030,753
Allied World Assurance Co. Holdings AG	11,805	429,230
American Financial Group Inc./OH	9,341	674,327
Arch Capital Group Ltd.[a]	15,915	1,191,874
Assurant Inc.	8,688	708,333
Assured Guaranty Ltd.	19,049	522,705
Axis Capital Holdings Ltd.	13,086	706,644
Cincinnati Financial Corp.	19,202	1,156,536
CNA Financial Corp.	3,545	129,605
Erie Indemnity Co. Class A	3,179	278,035
Everest Re Group Ltd.	5,745	1,022,438
Genworth Financial Inc. Class Aa	64,385	301,322

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
Lincoln National Corp.	32,628	$1,745,924
Loews Corp.	37,293	1,359,703
Old Republic International Corp.	31,400	566,456
PartnerRe Ltd.	6,221	864,719
Principal Financial Group Inc.	35,639	1,787,652
Progressive Corp. (The)	76,181	2,523,877
Reinsurance Group of America Inc.	8,643	779,944
RenaissanceRe Holdings Ltd.	5,974	654,930
Torchmark Corp.	15,129	877,633
Unum Group	32,073	1,111,329
Willis Group Holdings PLC	23,359	1,042,045
WR Berkley Corp.	12,832	716,411
XL Group PLC	39,306	1,496,772

		23,679,197
IT SERVICES — 2.24%
Booz Allen Hamilton Holding Corp.	12,775	376,351
Computer Sciences Corp.	17,986	1,197,688
Western Union Co. (The)	66,495	1,280,029
Xerox Corp.	130,624	1,226,559

		4,080,627
LEISURE PRODUCTS — 0.60%
Mattel Inc.	44,025	1,082,135

		1,082,135
MACHINERY — 0.91%
AGCO Corp.	9,744	471,512
Joy Global Inc.	12,627	216,932
Oshkosh Corp.	10,183	418,419
Trinity Industries Inc.[b]	20,083	543,647

		1,650,510
MEDIA — 1.80%
Cablevision Systems Corp. Class A	28,665	934,192
Clear Channel Outdoor Holdings Inc. Class Aa	5,529	41,357
News Corp. Class A	65,104	1,002,602
TEGNA Inc.	29,445	796,193
Tribune Media Co.	12,340	497,672

		3,272,016
METALS & MINING — 2.21%
Alcoa Inc.	170,295	1,520,734
Newmont Mining Corp.	68,786	1,338,576
Reliance Steel & Aluminum Co.	9,553	572,798
Steel Dynamics Inc.	31,473	581,306

		4,013,414

Security	Shares	Value
MULTI-UTILITIES — 6.49%
Alliant Energy Corp.	14,727	$869,188
Ameren Corp.	31,546	1,377,929
CenterPoint Energy Inc.	55,941	1,037,706
CMS Energy Corp.	35,972	1,297,510
DTE Energy Co.	23,335	1,903,903
MDU Resources Group Inc.	25,382	478,704
NiSource Inc.	41,327	791,825
SCANA Corp.	18,583	1,100,485
TECO Energy Inc.	30,583	825,741
WEC Energy Group Inc.	41,045	2,116,280

		11,799,271
MULTILINE RETAIL — 0.74%
Kohl’s Corp.	25,727	1,186,529
Sears Holdings Corp.[a,b]	6,630	154,943

		1,341,472
OIL, GAS & CONSUMABLE FUELS — 2.83%
Cobalt International Energy Inc.[a,b]	43,470	333,415
Energen Corp.	10,245	595,747
HollyFrontier Corp.	24,517	1,200,597
Murphy Oil Corp.	21,113	600,243
QEP Resources Inc.	20,903	323,160
Tesoro Corp.	16,005	1,711,415
Western Refining Inc.	9,196	382,737

		5,147,314
PERSONAL PRODUCTS — 0.79%
Coty Inc. Class A	9,407	272,332
Edgewell Personal Care Co.	8,086	684,965
Herbalife Ltd.[a,b]	8,417	471,689

		1,428,986
PROFESSIONAL SERVICES — 0.80%
Dun & Bradstreet Corp. (The)	4,695	534,620
ManpowerGroup Inc.	9,985	916,423

		1,451,043
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.64%
American Capital Agency Corp.	45,350	808,590
Annaly Capital Management Inc.	123,204	1,225,880
DDR Corp.	39,550	664,440
Hospitality Properties Trust[b]	19,695	528,614
Liberty Property Trust	19,485	662,880
National Retail Properties Inc.	17,479	664,202
Senior Housing Properties Trust	30,865	468,839

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
Starwood Property Trust Inc.	31,020	$623,192
VEREIT Inc.	117,683	972,062

		6,618,699
ROAD & RAIL — 0.27%
Ryder System Inc.	6,945	498,512

		498,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.02%
Cypress Semiconductor Corp.	43,586	459,396
First Solar Inc.[a,b]	9,840	561,569
KLA-Tencor Corp.	20,482	1,374,752
Marvell Technology Group Ltd.	61,242	502,797
ON Semiconductor Corp.[a]	53,681	590,491
SunPower Corp.[a,b]	7,047	189,141

		3,678,146
SOFTWARE — 2.19%
CA Inc.	40,738	1,128,850
Symantec Corp.	88,954	1,832,452
Synopsys Inc.[a]	20,276	1,013,395

		3,974,697
SPECIALTY RETAIL — 2.57%
Bed Bath & Beyond Inc.[a,b]	22,051	1,314,901
Best Buy Co. Inc.	39,904	1,397,837
GameStop Corp. Class Ab	13,875	639,221
Michaels Companies Inc. (The)[a,b]	9,787	228,820
Staples Inc.	83,675	1,086,939

		4,667,718
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.03%
NCR Corp.[a]	20,532	546,151
NetApp Inc.	39,015	1,326,510

		1,872,661
TEXTILES, APPAREL & LUXURY GOODS — 0.62%
Coach Inc.	35,966	1,122,139

		1,122,139
THRIFTS & MORTGAGE FINANCE — 0.88%
Hudson City Bancorp Inc.	64,741	655,179
New York Community Bancorp Inc.[b]	57,769	954,344

		1,609,523

Security	Shares	Value
WATER UTILITIES — 1.10%
American Water Works Co. Inc.	23,437	$1,344,346
Aqua America Inc.	22,988	657,457

		2,001,803

TOTAL COMMON STOCKS
(Cost: $169,052,599)		181,565,813

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	3,548,502	3,548,502
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	183,613	183,613
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	196,230	196,230

		3,928,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,928,345)		3,928,345

TOTAL INVESTMENTS IN SECURITIES — 102.01%
(Cost: $172,980,944)		185,494,158
Other Assets, Less Liabilities — (2.01)%		(3,647,461)

NET ASSETS — 100.00%		$181,846,697

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.39%
Curtiss-Wright Corp.	19,641	$1,366,228
DigitalGlobe Inc.[a]	27,737	414,113
Esterline Technologies Corp.[a]	12,894	993,483

		2,773,824
AIR FREIGHT & LOGISTICS — 0.69%
Hub Group Inc. Class Aa	14,356	573,953
XPO Logistics Inc.[a,b]	29,097	807,733

		1,381,686
AUTO COMPONENTS — 0.72%
Tenneco Inc.[a]	25,447	1,440,046

		1,440,046
AUTOMOBILES — 0.51%
Thor Industries Inc.	19,080	1,031,846

		1,031,846
BANKS — 6.08%
Capital Bank Financial Corp. Class Ab	10,982	354,719
CVB Financial Corp.	41,363	721,784
First Citizens BancShares Inc./NC Class A	3,618	926,714
First Financial Bankshares Inc.[b]	26,856	893,231
First Horizon National Corp.	97,947	1,388,888
First Midwest Bancorp Inc./IL	32,700	582,714
Glacier Bancorp Inc.	31,605	864,713
Home BancShares Inc./AR	24,684	1,059,437
MB Financial Inc.	29,265	943,504
PrivateBancorp Inc.	29,615	1,238,795
South State Corp.	10,122	784,455
Texas Capital Bancshares Inc.[a,b]	19,179	1,058,681
Western Alliance Bancorp.[a]	38,080	1,361,360

		12,178,995
BIOTECHNOLOGY — 2.31%
Kite Pharma Inc.[a,b]	15,863	1,079,477
Neurocrine Biosciences Inc.[a]	33,062	1,623,014
Portola Pharmaceuticals Inc.[a]	22,004	1,047,610
PTC Therapeutics Inc.[a]	13,132	326,593
TESARO Inc.[a,b]	12,269	557,871

		4,634,565
BUILDING PRODUCTS — 0.12%
Nortek Inc.[a]	4,031	247,302

		247,302

Security	Shares	Value
CAPITAL MARKETS — 2.76%
Artisan Partners Asset Management Inc.	14,429	$551,909
Federated Investors Inc. Class B	39,995	1,229,046
Interactive Brokers Group Inc. Class A	24,023	988,306
Janus Capital Group Inc.	61,711	958,372
Moelis & Co. Class A	5,595	164,941
Stifel Financial Corp.[a,b]	29,063	1,291,269
Virtus Investment Partners Inc.	2,899	339,299

		5,523,142
CHEMICALS — 3.19%
Cytec Industries Inc.	29,899	2,225,084
HB Fuller Co.	21,131	802,767
Minerals Technologies Inc.	14,542	857,106
PolyOne Corp.	37,110	1,240,958
Sensient Technologies Corp.	19,183	1,252,074

		6,377,989
COMMERCIAL SERVICES & SUPPLIES — 2.88%
Clean Harbors Inc.[a,b]	22,255	1,034,635
Covanta Holding Corp.	55,732	934,068
Deluxe Corp.	20,913	1,245,369
G&K Services Inc. Class A	8,344	549,202
MSA Safety Inc.	13,337	579,893
Steelcase Inc. Class A	37,541	728,671
UniFirst Corp./MA	6,567	689,995

		5,761,833
COMMUNICATIONS EQUIPMENT — 1.95%
Ciena Corp.[a,b]	53,021	1,279,927
Finisar Corp.[a,b]	44,767	509,001
InterDigital Inc./PA	15,022	762,216
Polycom Inc.[a]	55,781	768,662
Viavi Solutions Inc.[a,b]	98,397	585,462

		3,905,268
CONSTRUCTION & ENGINEERING — 1.19%
EMCOR Group Inc.	26,286	1,269,088
KBR Inc.	60,425	1,114,237

		2,383,325
CONSUMER FINANCE — 0.69%
Nelnet Inc. Class A	7,816	279,656
PRA Group Inc.[a]	20,235	1,108,878

		1,388,534
ELECTRICAL EQUIPMENT — 1.32%
EnerSys	19,412	1,183,938

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2015

Security	Shares	Value
Franklin Electric Co. Inc.	16,542	$545,224
Generac Holdings Inc.[a,b]	28,928	912,968

		2,642,130
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.06%
Belden Inc.	17,857	1,143,384
Knowles Corp.[a,b]	36,962	615,787
Rogers Corp.[a]	7,823	363,926

		2,123,097
ENERGY EQUIPMENT & SERVICES — 0.93%
Bristow Group Inc.	14,630	508,100
Exterran Holdings Inc.	29,034	631,199
Fairmount Santrol Holdings Inc.[a]	27,667	73,871
Forum Energy Technologies Inc.[a,b]	27,195	360,333
RPC Inc.	25,626	282,655

		1,856,158
FOOD & STAPLES RETAILING — 1.14%
Andersons Inc. (The)	11,064	391,666
Casey’s General Stores Inc.	16,315	1,732,979
Smart & Final Stores Inc.[a]	11,104	163,673

		2,288,318
FOOD PRODUCTS — 3.72%
B&G Foods Inc.	24,261	880,432
Darling Ingredients Inc.[a]	69,086	699,150
Dean Foods Co.	39,492	715,200
Lancaster Colony Corp.	8,127	924,203
Post Holdings Inc.[a,b]	25,404	1,632,715
Snyder’s-Lance Inc.	21,878	777,544
Tootsie Roll Industries Inc.	8,514	270,234
TreeHouse Foods Inc.[a,b]	18,023	1,543,490

		7,442,968
HEALTH CARE EQUIPMENT & SUPPLIES — 3.14%
CONMED Corp.	10,824	439,022
Greatbatch Inc.[a]	10,740	574,053
Hill-Rom Holdings Inc.	23,606	1,243,800
ICU Medical Inc.[a,b]	5,956	654,981
Integra LifeSciences Holdings Corp.[a]	11,892	708,407
STERIS Corp.	35,514	2,661,774

		6,282,037
HEALTH CARE PROVIDERS & SERVICES — 2.45%
Chemed Corp.	7,082	1,113,928
HealthSouth Corp.	38,276	1,333,153
Select Medical Holdings Corp.	44,169	499,110

Security	Shares	Value
Surgical Care Affiliates Inc.[a]	11,290	$334,297
WellCare Health Plans Inc.[a]	18,444	1,634,138

		4,914,626
HEALTH CARE TECHNOLOGY — 0.30%
MedAssets Inc.[a,b]	25,207	596,902

		596,902
HOTELS, RESTAURANTS & LEISURE — 5.47%
Bloomin’ Brands Inc.	51,315	870,816
Boyd Gaming Corp.[a]	33,403	667,726
Brinker International Inc.	25,160	1,145,032
Cheesecake Factory Inc. (The)	18,895	910,739
Choice Hotels International Inc.	14,938	781,407
Churchill Downs Inc.	5,295	777,465
Cracker Barrel Old Country Store Inc.[b]	10,027	1,378,311
Diamond Resorts International Inc.[a,b]	22,941	652,442
DineEquity Inc.	7,134	595,332
Pinnacle Entertainment Inc.[a]	24,733	865,902
SeaWorld Entertainment Inc.	28,356	565,135
Texas Roadhouse Inc.	26,389	906,462
Wendy’s Co. (The)	91,251	835,859

		10,952,628
HOUSEHOLD DURABLES — 0.99%
Helen of Troy Ltd.[a]	11,980	1,188,536
TRI Pointe Group Inc.[a]	60,898	790,456

		1,978,992
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
Ormat Technologies Inc.	14,421	543,960

		543,960
INSURANCE — 1.95%
Argo Group International Holdings Ltd.	11,684	730,484
Enstar Group Ltd.[a]	4,800	757,440
National General Holdings Corp.	24,359	480,116
Primerica Inc.	20,759	988,751
RLI Corp.	15,725	956,866

		3,913,657
INTERNET & CATALOG RETAIL — 1.04%
Liberty TripAdvisor Holdings Inc. Class Aa	29,431	917,953
Shutterfly Inc.[a,b]	15,149	631,865
Travelport Worldwide Ltd.	38,975	528,111

		2,077,929

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2015

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.75%
j2 Global Inc.[b]	19,258	$1,493,458

		1,493,458
IT SERVICES — 2.49%
Acxiom Corp.[a,b]	32,594	720,979
Cardtronics Inc.[a]	18,762	647,289
Convergys Corp.	41,138	1,056,013
CoreLogic Inc./U.S.[a]	37,283	1,453,291
EVERTEC Inc.	27,212	496,347
NeuStar Inc. Class Aa,b	15,201	413,315
TeleTech Holdings Inc.	6,894	200,616

		4,987,850
LEISURE PRODUCTS — 0.59%
Vista Outdoor Inc.[a]	26,452	1,182,933

		1,182,933
LIFE SCIENCES TOOLS & SERVICES — 1.91%
Bio-Rad Laboratories Inc. Class Aa	8,659	1,207,757
Bruker Corp.[a]	46,634	856,667
Charles River Laboratories International Inc.[a]	19,580	1,277,399
VWR Corp.[a,b]	17,607	484,369

		3,826,192
MACHINERY — 4.66%
Albany International Corp. Class A	12,109	454,935
Barnes Group Inc.	21,501	808,223
Greenbrier Companies Inc. (The)	11,246	427,798
Hillenbrand Inc.	26,325	781,063
Hyster-Yale Materials Handling Inc.	4,485	262,462
ITT Corp.	37,416	1,480,925
Mueller Industries Inc.	23,836	751,311
Mueller Water Products Inc. Class A	67,093	590,419
Rexnord Corp.[a]	41,973	775,661
SPX Corp.	17,289	211,790
Valmont Industries Inc.	9,732	1,055,338
Watts Water Technologies Inc. Class A	11,812	643,045
Woodward Inc.	23,954	1,089,907

		9,332,877
MARINE — 0.42%
Matson Inc.	18,213	834,702

		834,702

Security	Shares	Value
MEDIA — 2.44%
AMC Entertainment Holdings Inc. Class A	8,226	$225,146
EW Scripps Co. (The) Class A	22,228	490,350
John Wiley & Sons Inc. Class A	19,416	1,016,039
Loral Space & Communications Inc.[a]	5,477	244,877
Media General Inc.[a]	40,336	599,393
New York Times Co. (The) Class A	54,858	728,514
Nexstar Broadcasting Group Inc. Class A	13,086	696,568
Sinclair Broadcast Group Inc. Class A	29,553	886,885

		4,887,772
METALS & MINING — 2.07%
Allegheny Technologies Inc.	45,855	674,068
Compass Minerals International Inc.	14,104	1,145,809
Globe Specialty Metals Inc.	27,344	345,081
Kaiser Aluminum Corp.	7,237	588,296
Stillwater Mining Co.[a,b]	50,805	474,519
SunCoke Energy Inc.	27,685	137,318
TimkenSteel Corp.[b]	16,021	170,463
Worthington Industries Inc.	19,669	603,838

		4,139,392
MULTILINE RETAIL — 0.76%
Burlington Stores Inc.[a]	31,671	1,522,742

		1,522,742
OIL, GAS & CONSUMABLE FUELS — 0.60%
Bonanza Creek Energy Inc.[a,b]	17,077	97,168
EP Energy Corp. Class Aa,b	15,660	86,287
Oasis Petroleum Inc.[a,b]	58,172	676,540
Ultra Petroleum Corp.[a,b]	64,137	351,471

		1,211,466
PAPER & FOREST PRODUCTS — 0.59%
Clearwater Paper Corp.[a]	8,012	404,045
KapStone Paper and Packaging Corp.	35,830	779,303

		1,183,348
PERSONAL PRODUCTS — 0.55%
Nu Skin Enterprises Inc. Class A	24,789	947,188
Revlon Inc. Class Aa	4,838	151,768

		1,098,956

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2015

Security	Shares	Value
PHARMACEUTICALS — 1.18%
Cempra Inc.[a,b]	14,583	$323,742
Medicines Co. (The)[a,b]	27,937	956,563
Prestige Brands Holdings Inc.[a,b]	22,071	1,081,700

		2,362,005
PROFESSIONAL SERVICES — 1.07%
Huron Consulting Group Inc.[a]	9,637	465,467
Korn/Ferry International	21,572	784,574
On Assignment Inc.[a]	19,820	894,080

		2,144,121
REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.16%
Alexander’s Inc.	1,580	623,926
American Homes 4 Rent Class A	59,302	978,483
Chambers Street Properties	99,094	701,586
Chesapeake Lodging Trust	24,949	687,096
Columbia Property Trust Inc.[b]	52,351	1,300,399
Corporate Office Properties Trust	39,559	909,857
Cousins Properties Inc.	86,132	864,765
DiamondRock Hospitality Co.	84,013	981,272
DuPont Fabros Technology Inc.	27,357	877,886
EastGroup Properties Inc.	13,406	752,881
Empire State Realty Trust Inc. Class Ab	47,112	839,536
Equity One Inc.	30,879	820,764
First Industrial Realty Trust Inc.	46,349	1,004,846
Gaming and Leisure Properties Inc.[b]	38,351	1,118,699
Healthcare Realty Trust Inc.	42,038	1,108,122
InfraREIT Inc.	9,889	236,149
Kite Realty Group Trust	34,870	920,917
LTC Properties Inc.	14,872	637,265
Medical Properties Trust Inc.[b]	97,921	1,106,507
Monogram Residential Trust Inc.	69,633	686,581
National Health Investors Inc.[b]	14,303	840,158
New Residential Investment Corp.	96,453	1,169,975
New York REIT Inc.[b]	67,958	774,721
Parkway Properties Inc./Md	34,056	569,757
Post Properties Inc.	22,852	1,365,179
Potlatch Corp.	17,020	531,705
PS Business Parks Inc.	8,121	696,701
Ramco-Gershenson Properties Trust[b]	33,118	556,382
Rayonier Inc.	52,718	1,194,063
Retail Opportunity Investments Corp.	41,309	748,932

Security	Shares	Value
Sabra Health Care REIT Inc.	27,228	$617,531
STAG Industrial Inc.[b]	28,600	586,872
STORE Capital Corp.	21,257	481,896
Sun Communities Inc.[b]	22,508	1,508,486
Sunstone Hotel Investors Inc.	87,350	1,263,081
Tanger Factory Outlet Centers Inc.	40,112	1,401,914
WP GLIMCHER Inc.	77,547	901,096

		32,365,986
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.31%
St. Joe Co. (The)[a,b]	31,561	625,539

		625,539
ROAD & RAIL — 0.28%
Swift Transportation Co.[a,b]	35,688	557,803

		557,803
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.27%
Atmel Corp.	175,097	1,330,737
Entegris Inc.[a]	58,783	754,186
Microsemi Corp.[a]	39,946	1,438,456
MKS Instruments Inc.	22,325	786,733
OmniVision Technologies Inc.[a]	24,298	701,483
Rambus Inc.[a,b]	48,875	504,390
Tessera Technologies Inc.	20,488	716,465
Veeco Instruments Inc.[a]	17,154	309,115

		6,541,565
SOFTWARE — 2.79%
Mentor Graphics Corp.	41,714	1,134,621
Progress Software Corp.[a]	20,925	508,059
Solera Holdings Inc.	28,053	1,533,377
Take-Two Interactive Software Inc.[a]	35,750	1,186,900
Verint Systems Inc.[a,b]	25,684	1,222,044

		5,585,001
SPECIALTY RETAIL — 3.98%
Aaron’s Inc.	27,033	666,904
Abercrombie & Fitch Co. Class A	29,224	619,256
Asbury Automotive Group Inc.[a,b]	11,145	882,684
Ascena Retail Group Inc.[a,b]	71,705	955,111
Cabela’s Inc.[a,b]	20,871	817,517
Caleres Inc.	18,384	561,815
Chico’s FAS Inc.	58,263	805,195
DSW Inc. Class A	29,445	734,358
Express Inc.[a]	30,810	594,633
Finish Line Inc. (The) Class A	18,805	350,337

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2015

Security	Shares	Value
Genesco Inc.[a,b]	10,099	$632,702
Vitamin Shoppe Inc.[a,b]	12,356	354,494

		7,975,006
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.72%
Diebold Inc.	27,193	1,002,606
Super Micro Computer Inc.[a]	15,310	431,895

		1,434,501
TEXTILES, APPAREL & LUXURY GOODS — 1.35%
Deckers Outdoor Corp.[a,b]	13,668	760,761
Iconix Brand Group Inc.[a,b]	20,231	309,939
Steven Madden Ltd.[a,b]	23,777	828,628
Wolverine World Wide Inc.	43,123	800,794

		2,700,122
THRIFTS & MORTGAGE FINANCE — 0.78%
MGIC Investment Corp.[a]	142,152	1,336,229
Nationstar Mortgage Holdings Inc.[a,b]	16,605	220,348

		1,556,577
TOBACCO — 0.45%
Vector Group Ltd.	36,959	896,256

		896,256
TRADING COMPANIES & DISTRIBUTORS — 0.99%
Beacon Roofing Supply Inc.[a]	20,877	738,837
MRC Global Inc.[a,b]	42,732	508,511
NOW Inc.[a,b]	44,824	740,044

		1,987,392
TRANSPORTATION INFRASTRUCTURE — 0.15%
Wesco Aircraft Holdings Inc.[a,b]	24,115	300,473

		300,473
WATER UTILITIES — 0.32%
American States Water Co.	15,569	634,437

		634,437

TOTAL COMMON STOCKS
(Cost: $192,365,391)		200,010,229

SHORT-TERM INVESTMENTS — 16.18%

MONEY MARKET FUNDS — 16.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	30,806,158	30,806,158

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,594,026	$1,594,026

		32,400,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,400,184)		32,400,184

TOTAL INVESTMENTS IN SECURITIES — 116.07%
(Cost: $224,765,575)		232,410,413
Other Assets, Less Liabilities — (16.07)%		(32,185,667)

NET ASSETS — 100.00%		$200,224,746

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 1.05%
Astronics Corp.[a]	5,375	$203,230
HEICO Corp.	13,775	694,811
TASER International Inc.[a]	13,167	308,239

		1,206,280
AIR FREIGHT & LOGISTICS — 0.30%
Forward Air Corp.	7,548	342,377

		342,377
AIRLINES — 0.55%
Allegiant Travel Co.	3,227	637,171

		637,171
AUTO COMPONENTS — 0.99%
Dorman Products Inc.[a,b]	7,539	351,921
Drew Industries Inc.	5,874	351,441
Gentherm Inc.[a]	8,778	431,526

		1,134,888
BANKS — 1.20%
Bank of the Ozarks Inc.	19,037	952,231
Pinnacle Financial Partners Inc.	8,228	432,957

		1,385,188
BEVERAGES — 0.42%
Boston Beer Co. Inc. (The)[a,b]	2,223	488,149

		488,149
BIOTECHNOLOGY — 8.14%
ACADIA Pharmaceuticals Inc.[a,b]	19,382	674,881
Acorda Therapeutics Inc.[a,b]	10,426	375,753
Agios Pharmaceuticals Inc.[a,b]	6,356	463,098
AMAG Pharmaceuticals Inc.[a,b]	8,288	331,520
Anacor Pharmaceuticals Inc.[a,b]	10,656	1,197,841
ARIAD Pharmaceuticals Inc.[a,b]	45,899	313,949
Celldex Therapeutics Inc.[a,b]	23,966	289,030
Cepheid[a,b]	17,475	583,665
Clovis Oncology Inc.[a,b]	8,057	804,975
Dyax Corp.[a,b]	35,654	981,555
Exact Sciences Corp.[a,b]	23,443	195,280
FibroGen Inc.[a,b]	11,880	276,923
Foundation Medicine Inc.[a,b]	2,865	64,233
Halozyme Therapeutics Inc.[a,b]	26,627	416,713
Insys Therapeutics Inc.[a,b]	5,794	149,253
Intrexon Corp.[a,b]	11,995	403,032
Ironwood Pharmaceuticals Inc.[a,b]	29,726	337,687
Ligand Pharmaceuticals Inc.[a,b]	4,399	397,450

Security	Shares	Value
Myriad Genetics Inc.[a,b]	16,922	$683,141
Novavax Inc.[a,b]	65,273	440,593

		9,380,572
BUILDING PRODUCTS — 1.99%
Advanced Drainage Systems Inc.	8,360	262,671
Apogee Enterprises Inc.	7,113	352,307
Armstrong World Industries Inc.[a]	11,722	581,645
Masonite International Corp.[a]	6,863	410,888
Simpson Manufacturing Co. Inc.	10,160	385,877
Trex Co. Inc.[a]	7,795	304,551

		2,297,939
CAPITAL MARKETS — 2.30%
Cohen & Steers Inc.	4,788	146,465
Evercore Partners Inc. Class A	8,871	479,034
Financial Engines Inc.[b]	12,598	405,152
HFF Inc. Class A	8,371	288,967
NorthStar Asset Management Group Inc./New York	47,721	698,158
Virtu Financial Inc.	4,028	97,477
WisdomTree Investments Inc.	27,900	536,517

		2,651,770
CHEMICALS — 0.45%
Balchem Corp.	7,666	523,588

		523,588
COMMERCIAL SERVICES & SUPPLIES — 1.97%
Healthcare Services Group Inc.	17,517	652,683
Herman Miller Inc.	14,572	462,370
HNI Corp.	10,804	463,924
Interface Inc.	16,028	313,347
Mobile Mini Inc.	11,050	378,352

		2,270,676
COMMUNICATIONS EQUIPMENT — 2.54%
Infinera Corp.[a,b]	34,738	686,423
NetScout Systems Inc.[a]	24,540	880,250
Plantronics Inc.	8,580	460,059
Ubiquiti Networks Inc.[b]	6,444	188,036
ViaSat Inc.[a,b]	10,826	714,083

		2,928,851
CONSTRUCTION & ENGINEERING — 0.55%
Dycom Industries Inc.[a]	8,304	631,851

		631,851
CONSUMER FINANCE — 0.23%
First Cash Financial Services Inc.[a,b]	6,843	261,060

		261,060

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
DISTRIBUTORS — 1.14%
Core-Mark Holding Co. Inc.	5,613	$456,281
Pool Corp.	10,459	852,827

		1,309,108
DIVERSIFIED CONSUMER SERVICES — 1.59%
Bright Horizons Family Solutions Inc.[a]	8,436	540,073
Grand Canyon Education Inc.[a,b]	11,461	476,319
LifeLock Inc.[a,b]	20,943	293,412
Sotheby’s	15,065	522,002

		1,831,806
DIVERSIFIED FINANCIAL SERVICES — 1.20%
MarketAxess Holdings Inc.	9,085	920,401
Morningstar Inc.	4,629	380,087
On Deck Capital Inc.[a,b]	9,067	86,318

		1,386,806
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.36%
Cogent Communications Holdings Inc.	10,090	309,965
Globalstar Inc.[a,b]	59,545	107,181

		417,146
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.92%
Cognex Corp.	21,219	797,834
FEI Co.	10,132	731,429
InvenSense Inc.[a]	19,479	232,190
Littelfuse Inc.	5,517	551,314
Methode Electronics Inc.	9,403	313,402
OSI Systems Inc.[a]	4,471	385,311
Universal Display Corp.[a,b]	10,286	352,912

		3,364,392
ENERGY EQUIPMENT & SERVICES — 0.91%
Dril-Quip Inc.[a]	9,429	580,449
SEACOR Holdings Inc.[a,b]	4,027	235,257
U.S. Silica Holdings Inc.	13,057	235,810

		1,051,516
FOOD & STAPLES RETAILING — 1.12%
Fresh Market Inc. (The)[a]	10,809	269,360
PriceSmart Inc.	4,775	410,555
United Natural Foods Inc.[a]	12,203	615,641

		1,295,556
FOOD PRODUCTS — 0.38%
J&J Snack Foods Corp.	3,595	441,430

		441,430

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 5.64%
Abaxis Inc.	5,221	$262,146
ABIOMED Inc.[a,b]	9,425	694,245
Cantel Medical Corp.	8,702	515,855
Globus Medical Inc. Class Aa,b	16,552	369,937
Haemonetics Corp.[a]	12,384	418,332
HeartWare International Inc.[a,b]	4,221	182,305
Insulet Corp.[a]	13,817	413,128
LivaNova PLC	10,295	682,353
Masimo Corp.[a]	11,176	443,464
Neogen Corp.[a,b]	9,074	490,450
NuVasive Inc.[a]	11,923	562,289
West Pharmaceutical Services Inc.	17,541	1,052,635
Wright Medical Group NVa,b	21,658	418,649

		6,505,788
HEALTH CARE PROVIDERS & SERVICES — 2.37%
Adeptus Health Inc. Class Aa,b	2,173	141,006
Air Methods Corp.[a]	8,694	355,845
AmSurg Corp.[a]	11,801	827,132
Diplomat Pharmacy Inc.[a,b]	8,560	240,622
ExamWorks Group Inc.[a,b]	9,645	272,375
HealthEquity Inc.[a,b]	8,458	276,661
Molina Healthcare Inc.[a,b]	9,970	618,140

		2,731,781
HEALTH CARE TECHNOLOGY — 1.58%
Allscripts Healthcare Solutions Inc.[a,b]	46,034	647,238
HMS Holdings Corp.[a,b]	21,536	226,774
Inovalon Holdings Inc.[a,b]	5,414	124,793
Medidata Solutions Inc.[a,b]	13,470	579,210
Veeva Systems Inc.[a,b]	9,700	246,089

		1,824,104
HOTELS, RESTAURANTS & LEISURE — 4.60%
Belmond Ltd.[a]	20,846	223,886
Buffalo Wild Wings Inc.[a,b]	4,631	714,424
ClubCorp Holdings Inc.	15,768	322,298
Fiesta Restaurant Group Inc.[a,b]	6,548	231,537
Interval Leisure Group Inc.	9,544	168,452
Jack in the Box Inc.	8,911	664,137
Krispy Kreme Doughnuts Inc.[a]	15,647	214,207
La Quinta Holdings Inc.[a]	21,952	332,573
Marriott Vacations Worldwide Corp.	6,664	429,162
Papa John’s International Inc.	7,110	498,909
Shake Shack Inc. Class Aa,b	2,918	132,973
Sonic Corp.	12,634	360,574

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
Vail Resorts Inc.	8,859	$1,011,432

		5,304,564
HOUSEHOLD DURABLES — 1.32%
La-Z-Boy Inc.	12,301	351,194
Tempur Sealy International Inc.[a]	15,078	1,173,671

		1,524,865
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.57%
NRG Yield Inc. Class A	8,396	115,277
NRG Yield Inc. Class C	15,326	221,308
Pattern Energy Group Inc.	13,803	322,852

		659,437
INTERNET & CATALOG RETAIL — 0.56%
Etsy Inc.[a,b]	4,124	44,952
HSN Inc.	7,857	485,955
Wayfair Inc. Class Aa,b	2,630	111,170

		642,077
INTERNET SOFTWARE & SERVICES — 5.03%
Bankrate Inc.[a,b]	14,715	174,667
Box Inc. Class Aa,b	6,201	77,389
Cimpress NVa,b	7,511	592,618
comScore Inc.[a,b]	7,940	339,673
Cornerstone OnDemand Inc.[a]	11,872	373,968
Demandware Inc.[a,b]	8,155	462,389
Endurance International Group Holdings Inc.[a,b]	14,868	198,190
Envestnet Inc.[a,b]	8,613	257,184
GoDaddy Inc. Class Aa,b	5,692	156,416
Gogo Inc.[a]	11,734	165,801
GrubHub Inc.[a,b]	18,967	454,829
HomeAway Inc.[a,b]	23,377	737,778
LogMeIn Inc.[a,b]	6,051	407,595
Marketo Inc.[a,b]	8,872	261,103
New Relic Inc.[a,b]	4,866	192,937
Shutterstock Inc.[a,b]	4,737	134,910
TrueCar Inc.[a,b]	14,302	87,814
WebMD Health Corp.[a]	9,198	373,991
Yelp Inc.[a,b]	15,462	344,030

		5,793,282
IT SERVICES — 2.90%
Blackhawk Network Holdings Inc.[a,b]	13,298	566,229
EPAM Systems Inc.[a]	10,008	774,119
Euronet Worldwide Inc.[a]	12,201	979,008
Heartland Payment Systems Inc.	8,953	662,522

Security	Shares	Value
Syntel Inc.[a]	7,749	$364,513

		3,346,391
LIFE SCIENCES TOOLS & SERVICES — 1.83%
Bio-Techne Corp.	9,055	798,651
INC Research Holdings Inc.[a]	7,012	292,470
PAREXEL International Corp.[a]	13,482	850,984
PRA Health Sciences Inc.[a,b]	4,848	169,874

		2,111,979
MACHINERY — 3.06%
Chart Industries Inc.[a]	7,427	127,670
CLARCOR Inc.	12,205	608,541
EnPro Industries Inc.	5,371	263,770
Manitowoc Co. Inc. (The)	33,146	507,134
Proto Labs Inc.[a,b]	5,721	370,950
RBC Bearings Inc.[a]	5,716	390,917
Tennant Co.	4,454	257,976
Toro Co. (The)	13,352	1,005,005

		3,531,963
MEDIA — 0.31%
DreamWorks Animation SKG Inc. Class Aa,b	17,759	359,442

		359,442
METALS & MINING — 0.35%
Carpenter Technology Corp.	12,060	401,719

		401,719
OIL, GAS & CONSUMABLE FUELS — 3.18%
Carrizo Oil & Gas Inc.[a]	13,017	489,830
Eclipse Resources Corp.[a,b]	11,854	25,486
Kosmos Energy Ltd.[a,b]	35,042	238,986
Laredo Petroleum Inc.[a,b]	30,171	346,363
Matador Resources Co.[a,b]	19,129	491,807
Parsley Energy Inc. Class Aa,b	16,199	287,208
PDC Energy Inc.[a]	9,770	589,522
Rice Energy Inc.[a]	16,173	246,800
RSP Permian Inc.[a,b]	17,006	466,304
SemGroup Corp. Class A	10,694	487,112

		3,669,418
PERSONAL PRODUCTS — 0.15%
USANA Health Sciences Inc.[a]	1,368	175,925

		175,925
PHARMACEUTICALS — 1.70%
Depomed Inc.[a]	14,691	257,093
Impax Laboratories Inc.[a]	16,556	573,334
Lannett Co. Inc.[a,b]	6,775	303,317

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
Nektar Therapeutics[a,b]	32,210	$382,333
Pacira Pharmaceuticals Inc./DEa,b	8,914	445,254

		1,961,331
PROFESSIONAL SERVICES — 1.45%
Advisory Board Co. (The)[a]	10,337	453,071
CEB Inc.	8,167	610,565
TriNet Group Inc.[a,b]	10,164	192,913
WageWorks Inc.[a]	8,730	419,214

		1,675,763
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.32%
Acadia Realty Trust[b]	16,770	551,565
American Assets Trust Inc.	9,530	401,785
CubeSmart[b]	40,525	1,127,406
CyrusOne Inc.[b]	15,927	561,905
DCT Industrial Trust Inc.[b]	21,520	798,822
Education Realty Trust Inc.	11,773	422,768
FelCor Lodging Trust Inc.	32,234	259,484
Gramercy Property Trust Inc.	13,981	317,089
Healthcare Trust of America Inc. Class Ab	30,952	814,347
Hersha Hospitality Trust[b]	11,682	280,485
Hudson Pacific Properties Inc.	17,844	509,803
Pebblebrook Hotel Trust[b]	17,504	598,287
Ryman Hospitality Properties Inc.[b]	12,494	657,184
Sovran Self Storage Inc.	8,730	871,865
Strategic Hotels & Resorts Inc.[a,b]	67,118	946,364
Xenia Hotels & Resorts Inc.[b]	27,201	471,665

		9,590,824
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.84%
Alexander & Baldwin Inc.	11,183	422,046
Kennedy-Wilson Holdings Inc.	22,278	546,257

		968,303
ROAD & RAIL — 1.16%
Heartland Express Inc.	15,171	285,670
Knight Transportation Inc.	15,036	382,215
Landstar System Inc.	10,617	669,296

		1,337,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.60%
Cavium Inc.[a,b]	13,557	961,869
Cirrus Logic Inc.[a,b]	15,468	476,878
Cree Inc.[a,b]	25,163	633,856
Integrated Device Technology Inc.[a]	36,123	921,136

Security	Shares	Value
M/A-COM Technology Solutions Holdings Inc.[a]	4,758	$160,535
Monolithic Power Systems Inc.	8,875	553,978
Power Integrations Inc.	7,082	358,420
Silicon Laboratories Inc.[a]	9,731	486,258
Synaptics Inc.[a,b]	8,875	755,174

		5,308,104
SOFTWARE — 10.70%
ACI Worldwide Inc.[a,b]	28,698	687,317
Aspen Technology Inc.[a,b]	20,800	860,912
Barracuda Networks Inc.[a]	5,462	104,761
Blackbaud Inc.	11,420	715,920
CommVault Systems Inc.[a]	10,292	417,032
Ellie Mae Inc.[a]	7,207	525,967
Fair Isaac Corp.	7,585	700,627
FleetMatics Group PLC[a]	9,349	520,365
Guidewire Software Inc.[a,b]	17,188	1,000,857
Imperva Inc.[a]	6,401	452,039
Infoblox Inc.[a]	12,960	211,378
Manhattan Associates Inc.[a]	17,887	1,303,068
MicroStrategy Inc. Class Aa	2,204	379,242
Paycom Software Inc.[a,b]	7,948	302,104
Paylocity Holding Corp.[a,b]	4,948	166,104
Pegasystems Inc.	8,779	244,846
Proofpoint Inc.[a,b]	9,748	686,649
Qlik Technologies Inc.[a]	22,498	705,762
Qualys Inc.[a]	5,826	205,774
RealPage Inc.[a]	12,762	215,678
SolarWinds Inc.[a]	16,242	942,523
Synchronoss Technologies Inc.[a]	9,606	337,939
Zendesk Inc.[a,b]	13,314	267,878
Zynga Inc. Class Aa	163,460	387,400

		12,342,142
SPECIALTY RETAIL — 2.77%
Five Below Inc.[a,b]	13,265	455,520
Lithia Motors Inc. Class A	5,583	655,388
Mattress Firm Holding Corp.[a]	4,982	212,084
Monro Muffler Brake Inc.	7,785	577,413
Party City Holdco Inc.[a]	5,562	88,047
Restoration Hardware Holdings Inc.[a,b]	9,052	933,171
Select Comfort Corp.[a,b]	12,565	266,378

		3,188,001

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2015

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.19%
3D Systems Corp.[a,b]	25,872	$260,272
Cray Inc.[a,b]	9,923	294,019
Electronics For Imaging Inc.[a,b]	11,525	535,221
Nimble Storage Inc.[a]	12,373	279,630

		1,369,142
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
G-III Apparel Group Ltd.[a,b]	9,695	534,097
Oxford Industries Inc.	3,562	259,385
Tumi Holdings Inc.[a]	13,764	220,637

		1,014,119
THRIFTS & MORTGAGE FINANCE — 0.58%
BofI Holding Inc.[a,b]	3,476	278,115
Essent Group Ltd.[a]	16,015	385,961

		664,076

TOTAL COMMON STOCKS
(Cost: $106,170,150)		115,239,841

SHORT-TERM INVESTMENTS — 33.37%

MONEY MARKET FUNDS — 33.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	36,516,525	36,516,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,889,501	1,889,501
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	69,522	69,522

		38,475,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,475,548)		38,475,548

TOTAL INVESTMENTS IN SECURITIES — 133.31%
(Cost: $144,645,698)		153,715,389
Other Assets, Less Liabilities — (33.31)%		(38,404,791)

NET ASSETS — 100.00%		$115,310,598

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.31%
BWX Technologies Inc.	89,279	$2,526,595
Cubic Corp.	18,094	811,516
KLX Inc.[a]	43,937	1,718,376
Moog Inc. Class Aa	32,242	1,991,266
Triumph Group Inc.	41,063	1,912,714

		8,960,467
AIRLINES — 0.14%
Virgin America Inc.[a,b]	15,244	542,839

		542,839
AUTO COMPONENTS — 1.46%
American Axle & Manufacturing Holdings Inc.[a,b]	63,316	1,403,083
Cooper Tire & Rubber Co.	43,988	1,838,258
Dana Holding Corp.	133,114	2,236,315
Federal-Mogul Holdings Corp.[a,b]	25,588	198,307

		5,675,963
BANKS — 14.79%
Associated Banc-Corp.	124,764	2,412,936
BancorpSouth Inc.	72,587	1,809,594
Bank of Hawaii Corp.	36,131	2,365,858
BankUnited Inc.	86,042	3,199,042
Cathay General Bancorp	63,974	2,002,386
Columbia Banking System Inc.	48,079	1,601,992
Community Bank System Inc.	34,130	1,391,139
First Interstate BancSystem Inc.	16,630	471,627
First Niagara Financial Group Inc.	295,226	3,055,589
FirstMerit Corp.	137,682	2,587,045
FNB Corp./PA	145,967	1,966,175
Fulton Financial Corp.	145,665	1,954,824
Great Western Bancorp Inc.	42,854	1,211,054
Hancock Holding Co.	65,038	1,795,049
Hilltop Holdings Inc.[a]	66,310	1,390,521
IBERIABANK Corp.	27,943	1,694,184
International Bancshares Corp.	46,471	1,252,393
National Penn Bancshares Inc.	116,796	1,406,224
Old National Bancorp/IN	95,971	1,343,594
Park National Corp.	10,744	974,696
Popular Inc.	86,162	2,547,810
Simmons First National Corp. Class A	23,427	1,207,428
Synovus Financial Corp.	109,802	3,473,037
TCF Financial Corp.	140,434	2,161,279
Trustmark Corp.	56,262	1,351,976

Security	Shares	Value
UMB Financial Corp.	34,910	$1,713,383
United Bankshares Inc./WV	53,849	2,129,728
Valley National Bancorp	193,802	2,034,921
Webster Financial Corp.	76,505	2,838,335
Wintrust Financial Corp.	40,052	2,022,225

		57,366,044
BIOTECHNOLOGY — 0.35%
Chimerix Inc.[a]	34,558	1,353,982

		1,353,982
CAPITAL MARKETS — 0.49%
BGC Partners Inc. Class A	159,936	1,383,446
KCG Holdings Inc. Class Aa,b	42,510	530,950

		1,914,396
CHEMICALS — 2.05%
Axiall Corp.	58,378	1,182,154
Cabot Corp.	52,384	1,882,681
Chemtura Corp.[a]	56,481	1,804,003
Kronos Worldwide Inc.	17,151	135,493
Olin Corp.	137,187	2,631,247
Tronox Ltd. Class A	51,565	320,219

		7,955,797
COMMERCIAL SERVICES & SUPPLIES — 2.62%
ABM Industries Inc.	46,793	1,328,921
Brady Corp. Class A	39,663	902,333
Essendant Inc.	31,589	1,092,032
Matthews International Corp. Class A	27,448	1,584,573
RR Donnelley & Sons Co.	173,695	2,930,235
Tetra Tech Inc.	50,141	1,348,793
West Corp.	41,357	984,710

		10,171,597
CONSTRUCTION & ENGINEERING — 0.51%
Granite Construction Inc.	32,762	1,075,904
MasTec Inc.[a,b]	53,654	899,778

		1,975,682
CONTAINERS & PACKAGING — 0.68%
Greif Inc. Class A	28,240	925,707
Silgan Holdings Inc.	33,582	1,708,317

		2,634,024
DIVERSIFIED CONSUMER SERVICES — 0.92%
Apollo Education Group Inc.[a]	80,048	581,149
DeVry Education Group Inc.	47,624	1,122,021
Houghton Mifflin Harcourt Co.[a]	94,612	1,853,449

		3,556,619

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
Windstream Holdings Inc.[b]	83,150	$541,306

		541,306
ELECTRIC UTILITIES — 5.02%
ALLETE Inc.	37,814	1,898,641
Cleco Corp.	50,344	2,668,232
El Paso Electric Co.	33,663	1,301,748
Hawaiian Electric Industries Inc.	89,455	2,617,453
IDACORP Inc.	41,895	2,800,681
MGE Energy Inc.	28,858	1,190,970
PNM Resources Inc.	66,127	1,859,491
Portland General Electric Co.	73,877	2,739,359
UIL Holdings Corp.	47,014	2,397,244

		19,473,819
ELECTRICAL EQUIPMENT — 0.61%
Regal Beloit Corp.	37,238	2,375,412

		2,375,412
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.37%
Anixter International Inc.[a]	23,610	1,619,174
AVX Corp.	39,096	527,796
Benchmark Electronics Inc.[a]	42,435	839,364
Coherent Inc.[a]	20,679	1,120,802
Itron Inc.[a]	31,692	1,164,047
Plexus Corp.[a]	27,964	968,114
Sanmina Corp.[a]	67,041	1,385,738
SYNNEX Corp.	24,091	2,130,608
Tech Data Corp.[a,b]	29,333	2,135,149
Vishay Intertechnology Inc.	112,912	1,196,867

		13,087,659
ENERGY EQUIPMENT & SERVICES — 1.80%
Atwood Oceanics Inc.	48,519	802,989
C&J Energy Services Ltd.[a,b]	36,809	183,677
Frank’s International NVb	28,128	482,676
Helix Energy Solutions Group Inc.[a]	81,775	472,660
McDermott International Inc.[a,b]	198,041	912,969
Oil States International Inc.[a]	42,685	1,280,977
Patterson-UTI Energy Inc.	122,601	1,825,529
Tidewater Inc.[b]	39,040	482,144
Unit Corp.[a,b]	42,110	531,007

		6,974,628
FOOD & STAPLES RETAILING — 0.37%
SUPERVALU Inc.[a]	220,755	1,450,360

		1,450,360

Security	Shares	Value
FOOD PRODUCTS — 0.97%
Cal-Maine Foods Inc.[b]	25,045	$1,338,906
Fresh Del Monte Produce Inc.[b]	27,907	1,273,396
Sanderson Farms Inc.[b]	16,410	1,140,659

		3,752,961
GAS UTILITIES — 4.60%
Laclede Group Inc. (The)	35,975	2,107,056
New Jersey Resources Corp.	71,013	2,249,692
Northwest Natural Gas Co.	22,776	1,088,009
ONE Gas Inc.	43,424	2,120,828
Piedmont Natural Gas Co. Inc.	65,885	3,775,869
South Jersey Industries Inc.	57,088	1,513,403
Southwest Gas Corp.	39,085	2,402,164
WGL Holdings Inc.	41,303	2,570,286

		17,827,307
HEALTH CARE EQUIPMENT & SUPPLIES — 1.14%
Alere Inc.[a,b]	71,319	3,289,232
Halyard Health Inc.[a,b]	38,790	1,151,287

		4,440,519
HEALTH CARE PROVIDERS & SERVICES — 1.69%
Kindred Healthcare Inc.	69,814	935,508
LifePoint Health Inc.[a,b]	36,883	2,540,501
Magellan Health Inc.[a]	22,497	1,201,340
Owens & Minor Inc.[b]	52,484	1,881,551

		6,558,900
HOTELS, RESTAURANTS & LEISURE — 0.28%
Caesars Entertainment Corp.[a,b]	34,800	280,140
International Speedway Corp. Class A	23,221	805,536

		1,085,676
HOUSEHOLD DURABLES — 2.14%
CalAtlantic Group Inc.[a,b]	64,297	2,449,073
KB Home	75,745	992,259
MDC Holdings Inc.	32,515	845,065
Meritage Homes Corp.[a,b]	30,692	1,082,200
Taylor Morrison Home Corp. Class Aa	27,449	505,885
Tupperware Brands Corp.	41,530	2,444,871

		8,319,353
HOUSEHOLD PRODUCTS — 0.35%
HRG Group Inc.[a]	102,183	1,374,361

		1,374,361
INSURANCE — 9.85%
American Equity Investment Life Holding Co.	67,746	1,739,717
American National Insurance Co.	7,148	738,245

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
Aspen Insurance Holdings Ltd.	50,482	$2,453,930
CNO Financial Group Inc.	159,941	3,072,467
Endurance Specialty Holdings Ltd.	50,406	3,182,131
FBL Financial Group Inc. Class A	8,661	544,777
Fidelity & Guaranty Life	9,356	249,805
First American Financial Corp.	90,369	3,445,770
Hanover Insurance Group Inc. (The)	36,775	3,098,294
Horace Mann Educators Corp.	34,259	1,173,028
Kemper Corp.	40,557	1,448,696
MBIA Inc.[a,b]	119,707	899,000
Mercury General Corp.	28,159	1,520,868
OneBeacon Insurance Group Ltd. Class A	19,228	276,691
ProAssurance Corp.	44,572	2,360,533
Selective Insurance Group Inc.	47,384	1,729,042
StanCorp Financial Group Inc.	35,176	4,035,391
Symetra Financial Corp.	79,080	2,509,208
Third Point Reinsurance Ltd.[a]	47,353	647,315
Validus Holdings Ltd.	69,309	3,070,389

		38,195,297
IT SERVICES — 1.64%
CACI International Inc. Class Aa	20,145	1,954,871
Leidos Holdings Inc.	53,271	2,800,456
Science Applications International Corp.	34,886	1,599,872

		6,355,199
MACHINERY — 3.07%
Actuant Corp. Class A	49,367	1,125,568
Crane Co.	41,089	2,162,925
Harsco Corp.	66,692	715,605
Kennametal Inc.	66,144	1,859,969
Meritor Inc.[a]	80,071	870,372
Navistar International Corp.[a,b]	55,068	677,336
Terex Corp.	90,360	1,812,622
Timken Co. (The)	61,255	1,935,658
TriMas Corp.[a,b]	37,684	754,057

		11,914,112
MEDIA — 1.98%
Meredith Corp.	30,450	1,431,759
Regal Entertainment Group Class Ab	66,325	1,285,379
Scholastic Corp.	22,304	911,565
Starz Series Aa,b	70,397	2,359,003
Time Inc.	91,399	1,698,193

		7,685,899

Security	Shares	Value
METALS & MINING — 0.76%
Century Aluminum Co.[a,b]	41,655	$150,791
Commercial Metals Co.	96,243	1,383,012
U.S. Steel Corp.[b]	121,814	1,422,788

		2,956,591
MULTI-UTILITIES — 2.25%
Avista Corp.	51,885	1,756,307
Black Hills Corp.	37,338	1,709,334
NorthWestern Corp.	39,086	2,118,070
Vectren Corp.	68,779	3,127,381

		8,711,092
MULTILINE RETAIL — 1.11%
Big Lots Inc.	43,086	1,986,264
JC Penney Co. Inc.[a,b]	253,733	2,326,732

		4,312,996
OIL, GAS & CONSUMABLE FUELS — 2.95%
California Resources Corp.	259,944	1,050,174
CVR Energy Inc.	13,069	581,048
Delek U.S. Holdings Inc.	46,550	1,266,160
Denbury Resources Inc.	296,232	1,048,661
Green Plains Inc.	29,665	608,429
PBF Energy Inc.	79,559	2,705,006
Peabody Energy Corp.[b]	15,572	199,166
World Fuel Services Corp.	59,617	2,650,572
WPX Energy Inc.[a]	194,892	1,336,959

		11,446,175
PAPER & FOREST PRODUCTS — 1.75%
Boise Cascade Co.[a]	32,689	978,382
Domtar Corp.	52,314	2,157,429
Louisiana-Pacific Corp.[a]	118,774	2,097,549
Resolute Forest Products Inc.[a]	78,782	588,502
Schweitzer-Mauduit International Inc.	25,283	981,486

		6,803,348
PERSONAL PRODUCTS — 0.38%
Avon Products Inc.	362,436	1,460,617

		1,460,617
PHARMACEUTICALS — 0.71%
Catalent Inc.[a,b]	81,691	2,171,347
Theravance Inc.	68,578	602,115

		2,773,462
PROFESSIONAL SERVICES — 0.31%
FTI Consulting Inc.[a,b]	34,853	1,185,351

		1,185,351

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.53%
Blackstone Mortgage Trust Inc. Class A	77,427	$2,130,791
Brandywine Realty Trust	149,770	2,021,895
CBL & Associates Properties Inc.	126,350	1,842,183
Chimera Investment Corp.	170,759	2,404,287
Colony Capital Inc.[b]	93,211	1,895,912
CYS Investments Inc.	130,313	1,006,016
EPR Properties	48,111	2,733,186
Equity Commonwealth[a]	107,945	3,099,101
GEO Group Inc. (The)[b]	62,175	2,006,387
Government Properties Income Trust[b]	58,914	959,120
Hatteras Financial Corp.	80,296	1,149,036
Invesco Mortgage Capital Inc.	102,552	1,235,752
Ladder Capital Corp.	17,207	245,372
Lexington Realty Trust	177,128	1,565,811
Mack-Cali Realty Corp.	74,180	1,614,157
MFA Financial Inc.	307,582	2,128,467
Outfront Media Inc.	114,367	2,700,205
Paramount Group Inc.	139,041	2,470,759
Pennsylvania REIT	57,554	1,293,814
PennyMac Mortgage Investment Trust[b,c]	53,341	779,845
Piedmont Office Realty Trust Inc. Class Ab	125,683	2,435,736
Redwood Trust Inc.[b]	70,007	929,693
Retail Properties of America Inc. Class A	197,382	2,954,808
Select Income REIT[b]	52,033	1,051,067
Two Harbors Investment Corp.	305,927	2,588,142
Urban Edge Properties	76,638	1,819,386
Washington REIT	56,771	1,533,385

		48,594,313
ROAD & RAIL — 0.25%
Werner Enterprises Inc.	37,023	979,629

		979,629
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.15%
Advanced Micro Devices Inc.[a,b]	523,935	1,110,742
Amkor Technology Inc.[a]	80,532	500,909
Diodes Inc.[a]	32,253	738,594
Fairchild Semiconductor International Inc.[a]	96,089	1,602,765
Intersil Corp. Class A	110,018	1,490,744
PMC-Sierra Inc.[a]	160,814	1,916,903

Security	Shares	Value
Semtech Corp.[a]	55,425	$969,937

		8,330,594
SOFTWARE — 0.17%
Rovi Corp.[a]	72,467	663,073

		663,073
SPECIALTY RETAIL — 3.84%
American Eagle Outfitters Inc.	149,336	2,281,854
Barnes & Noble Inc.	51,201	665,101
Buckle Inc. (The)[b]	23,350	827,524
CST Brands Inc.	62,959	2,262,117
Group 1 Automotive Inc.	19,083	1,659,267
Guess? Inc.	54,270	1,142,383
Men’s Wearhouse Inc. (The)	40,112	1,603,678
Murphy USA Inc.[a]	33,535	2,058,043
Outerwall Inc.[b]	15,038	902,280
Rent-A-Center Inc./TX	44,130	811,551
Sonic Automotive Inc. Class A	27,513	686,174

		14,899,972
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.43%
Lexmark International Inc. Class A	51,293	1,666,510

		1,666,510
THRIFTS & MORTGAGE FINANCE — 2.56%
Astoria Financial Corp.	75,549	1,205,762
Capitol Federal Financial Inc.	106,051	1,376,542
EverBank Financial Corp.	66,436	1,146,685
Northwest Bancshares Inc.	84,645	1,139,322
PHH Corp.[a]	40,816	599,995
Radian Group Inc.	173,602	2,512,021
Washington Federal Inc.	78,256	1,951,705

		9,932,032
TRADING COMPANIES & DISTRIBUTORS — 1.67%
Aircastle Ltd.	51,982	1,177,912
Applied Industrial Technologies Inc.	33,049	1,365,254
GATX Corp.	35,977	1,680,126
TAL International Group Inc.	27,634	468,673
WESCO International Inc.[a,b]	36,273	1,774,838

		6,466,803
WIRELESS TELECOMMUNICATION SERVICES — 0.75%
Leap Wireless International Inc.	41,720	105,134
Telephone & Data Systems Inc.	81,647	2,338,370
U.S. Cellular Corp.[a]	11,298	460,281

		2,903,785

TOTAL COMMON STOCKS
(Cost: $377,810,967)		387,606,521

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 7.05%

MONEY MARKET FUNDS — 7.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	25,804,123	$25,804,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	1,335,201	1,335,201
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	218,394	218,394

		27,357,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,357,718)		27,357,718

TOTAL INVESTMENTS IN SECURITIES — 106.96%
(Cost: $405,168,685)		414,964,239
Other Assets, Less Liabilities — (6.96)%		(27,005,257)

NET ASSETS — 100.00%		$387,958,982

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2015

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$543,158,436	$595,433,220	$255,112,408
Affiliated (Note 2)	1,560,346	17,297,168	2,623,895

Total cost of investments	$544,718,782	$612,730,388	$257,736,303

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$604,672,843	$817,728,320	$267,182,323
Affiliated (Note 2)	1,560,346	18,444,067	3,128,274

Total fair value of investments	606,233,189	836,172,387	270,310,597
Cash	—	—	24,976
Receivables:
Investment securities sold	—	481,956	—
Dividends and interest	697,730	443,270	497,763

Total Assets	606,930,919	837,097,613	270,833,336

LIABILITIES
Payables:
Investment securities purchased	—	1,089,602	561,678
Collateral for securities on loan (Note 1)	537,174	11,076,041	413,929
Investment advisory fees (Note 2)	99,769	165,581	55,472

Total Liabilities	636,943	12,331,224	1,031,079

NET ASSETS	$606,293,976	$824,766,389	$269,802,257

Net assets consist of:
Paid-in capital	$538,899,376	$668,957,287	$303,676,731
Undistributed net investment income	897,197	455,442	620,006
Undistributed net realized gain (accumulated net realized loss)	4,982,996	(68,088,339)	(47,068,774)
Net unrealized appreciation	61,514,407	223,441,999	12,574,294

NET ASSETS	$606,293,976	$824,766,389	$269,802,257

Shares outstanding[b]	5,000,000	6,700,000	3,250,000

Net asset value per share	$121.26	$123.10	$83.02

[a]	Securities on loan with values of $525,384, $10,855,520 and $401,462, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$491,603,478	$179,976,726	$169,052,599
Affiliated (Note 2)	36,373,715	32,357,722	3,928,345

Total cost of investments	$527,977,193	$212,334,448	$172,980,944

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$522,276,961	$220,555,288	$181,565,813
Affiliated (Note 2)	36,373,715	32,357,722	3,928,345

Total fair value of investments	558,650,676	252,913,010	185,494,158
Receivables:
Investment securities sold	1,460,869	178	—
Dividends and interest	454,816	154,923	164,927

Total Assets	560,566,361	253,068,111	185,659,085

LIABILITIES
Payables:
Investment securities purchased	872,824	—	—
Collateral for securities on loan (Note 1)	36,014,004	32,203,470	3,732,115
Capital shares redeemed	—	—	32,043
Investment advisory fees (Note 2)	108,761	55,360	48,230

Total Liabilities	36,995,589	32,258,830	3,812,388

NET ASSETS	$523,570,772	$220,809,281	$181,846,697

Net assets consist of:
Paid-in capital	$493,401,647	$262,832,737	$167,510,588
Undistributed net investment income	832,499	61,684	189,234
Undistributed net realized gain (accumulated net realized loss)	(1,336,857)	(82,663,702)	1,633,661
Net unrealized appreciation	30,673,483	40,578,562	12,513,214

NET ASSETS	$523,570,772	$220,809,281	$181,846,697

Shares outstanding[b]	3,550,000	1,400,000	1,500,000

Net asset value per share	$147.48	$157.72	$121.23

[a]	Securities on loan with values of $35,222,915, $31,610,592 and $3,647,011, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$192,365,391	$106,170,150	$376,473,990
Affiliated (Note 2)	32,400,184	38,475,548	28,694,695

Total cost of investments	$224,765,575	$144,645,698	$405,168,685

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$200,010,229	$115,239,841	$386,826,676
Affiliated (Note 2)	32,400,184	38,475,548	28,137,563

Total fair value of investments	232,410,413	153,715,389	414,964,239
Receivables:
Investment securities sold	1,137,735	—	—
Dividends and interest	88,680	30,232	231,534

Total Assets	233,636,828	153,745,621	415,195,773

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	32,400,184	38,406,026	27,139,324
Due to custodian	969,933	—	—
Investment advisory fees (Note 2)	41,965	28,997	97,467

Total Liabilities	33,412,082	38,435,023	27,236,791

NET ASSETS	$200,224,746	$115,310,598	$387,958,982

Net assets consist of:
Paid-in capital	$191,344,702	$112,141,436	$382,813,377
Undistributed (distributions in excess of) net investment income	172,608	37,118	(128,373)
Undistributed net realized gain (accumulated net realized loss)	1,062,598	(5,937,647)	(4,521,576)
Net unrealized appreciation	7,644,838	9,069,691	9,795,554

NET ASSETS	$200,224,746	$115,310,598	$387,958,982

Shares outstanding[b]	1,500,000	850,000	3,250,000

Net asset value per share	$133.48	$135.66	$119.37

[a]	Securities on loan with values of $31,608,635, $37,360,842 and $26,338,901, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$6,610,652	$4,689,661	$4,496,563
Dividends — affiliated (Note 2)	—	72,849	27,858
Interest — affiliated (Note 2)	61	71	26
Securities lending income — affiliated — net (Note 2)	2,387	23,735	117

Total investment income	6,613,100	4,786,316	4,524,564

EXPENSES
Investment advisory fees (Note 2)	631,878	960,088	349,557

Total expenses	631,878	960,088	349,557

Net investment income	5,981,222	3,826,228	4,175,007

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,812,735)	(1,707,917)	3,062,100
Investments — affiliated (Note 2)	—	(8,655)	23,139
In-kind redemptions — unaffiliated	26,174,070	27,629,186	4,953,754
In-kind redemptions — affiliated (Note 2)	—	29,833	109,441

Net realized gain	23,361,335	25,942,447	8,148,434

Net change in unrealized appreciation/depreciation	(30,352,830)	6,905,703	(18,573,390)

Net realized and unrealized gain (loss)	(6,991,495)	32,848,150	(10,424,956)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,010,273)	$36,674,378	$(6,249,949)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,805,953	$651,015	$2,598,983
Interest — affiliated (Note 2)	37	17	15
Securities lending income — affiliated — net (Note 2)	75,502	48,023	33,124

Total investment income	4,881,492	699,055	2,632,122

EXPENSES
Investment advisory fees (Note 2)	662,381	342,684	319,060

Total expenses	662,381	342,684	319,060

Net investment income	4,219,111	356,371	2,313,062

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,726,260)	8,354,539	(452,841)
In-kind redemptions — unaffiliated	20,702,934	—	13,030,656

Net realized gain	14,976,674	8,354,539	12,577,815

Net change in unrealized appreciation/depreciation	(30,383,807)	(18,766,682)	(21,331,784)

Net realized and unrealized loss	(15,407,133)	(10,412,143)	(8,753,969)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,188,022)	$(10,055,772)	$(6,440,907)

[a]	Net of foreign withholding tax of $5,423, $1,427 and $ —, respectively.

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,655,848	$428,276	$5,036,106
Dividends — affiliated (Note 2)	—	—	57,608
Interest — affiliated (Note 2)	17	8	38
Securities lending income — affiliated — net (Note 2)	121,931	113,556	192,074

Total investment income	1,777,796	541,840	5,285,826

EXPENSES
Investment advisory fees (Note 2)	274,912	180,963	616,587

Total expenses	274,912	180,963	616,587

Net investment income	1,502,884	360,877	4,669,239

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,498,033)	(2,160,177)	(8,417,063)
In-kind redemptions — unaffiliated	15,048,423	6,162,458	18,453,320

Net realized gain	9,550,390	4,002,281	10,036,257

Net change in unrealized appreciation/depreciation	(20,521,508)	(6,935,849)	(40,188,682)

Net realized and unrealized loss	(10,971,118)	(2,933,568)	(30,152,425)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,468,234)	$(2,572,691)	$(25,483,186)

[a]	Net of foreign withholding tax of $ —, $ — and $2,631, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,981,222	$11,372,114	$3,826,228	$6,073,994
Net realized gain	23,361,335	68,774,542	25,942,447	39,714,466
Net change in unrealized appreciation/depreciation	(30,352,830)	(14,111,785)	6,905,703	55,091,650

Net increase (decrease) in net assets resulting from operations	(1,010,273)	66,034,871	36,674,378	100,880,110

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,214,288)	(10,933,789)	(3,684,903)	(5,871,638)

Total distributions to shareholders	(6,214,288)	(10,933,789)	(3,684,903)	(5,871,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,404,242	355,397,074	118,749,201	146,706,627
Cost of shares redeemed	(97,717,898)	(211,912,465)	(53,220,149)	(37,393,184)

Net increase (decrease) in net assets from capital share transactions	(54,313,656)	143,484,609	65,529,052	109,313,443

INCREASE (DECREASE) IN NET ASSETS	(61,538,217)	198,585,691	98,518,527	204,321,915

NET ASSETS
Beginning of period	667,832,193	469,246,502	726,247,862	521,925,947

End of period	$606,293,976	$667,832,193	$824,766,389	$726,247,862

Undistributed net investment income included in net assets at end of period	$897,197	$1,130,263	$455,442	$314,117

SHARES ISSUED AND REDEEMED
Shares sold	350,000	2,950,000	1,000,000	1,300,000
Shares redeemed	(800,000)	(1,750,000)	(450,000)	(350,000)

Net increase (decrease) in shares outstanding	(450,000)	1,200,000	550,000	950,000

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,175,007	$7,940,097	$4,219,111	$4,939,701
Net realized gain	8,148,434	12,012,071	14,976,674	33,325,271
Net change in unrealized appreciation/depreciation	(18,573,390)	(1,944,308)	(30,383,807)	10,408,105

Net increase (decrease) in net assets resulting from operations	(6,249,949)	18,007,860	(11,188,022)	48,673,077

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,121,110)	(7,931,404)	(3,386,612)	(5,209,066)

Total distributions to shareholders	(4,121,110)	(7,931,404)	(3,386,612)	(5,209,066)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,114,043	29,628,784	92,238,320	291,035,535
Cost of shares redeemed	(29,374,283)	(32,928,956)	(69,167,826)	(99,840,109)

Net increase (decrease) in net assets from capital share transactions	(25,260,240)	(3,300,172)	23,070,494	191,195,426

INCREASE (DECREASE) IN NET ASSETS	(35,631,299)	6,776,284	8,495,860	234,659,437

NET ASSETS
Beginning of period	305,433,556	298,657,272	515,074,912	280,415,475

End of period	$269,802,257	$305,433,556	$523,570,772	$515,074,912

Undistributed net investment income included in net assets at end of period	$620,006	$566,109	$832,499	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	350,000	600,000	2,000,000
Shares redeemed	(350,000)	(400,000)	(450,000)	(700,000)

Net increase (decrease) in shares outstanding	(300,000)	(50,000)	150,000	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$356,371	$815,383	$2,313,062	$4,278,077
Net realized gain	8,354,539	19,515,487	12,577,815	13,901,351
Net change in unrealized appreciation/depreciation	(18,766,682)	12,113,868	(21,331,784)	(1,086,510)

Net increase (decrease) in net assets resulting from operations	(10,055,772)	32,444,738	(6,440,907)	17,092,918

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(294,687)	(1,177,701)	(2,123,828)	(4,536,453)

Total distributions to shareholders	(294,687)	(1,177,701)	(2,123,828)	(4,536,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	15,929,354	19,002,629	73,617,553
Cost of shares redeemed	—	(15,088,852)	(55,098,649)	(49,660,312)

Net increase (decrease) in net assets from capital share transactions	—	840,502	(36,096,020)	23,957,241

INCREASE (DECREASE) IN NET ASSETS	(10,350,459)	32,107,539	(44,660,755)	36,513,706

NET ASSETS
Beginning of period	231,159,740	199,052,201	226,507,452	189,993,746

End of period	$220,809,281	$231,159,740	$181,846,697	$226,507,452

Undistributed net investment income included in net assets at end of period	$61,684	$—	$189,234	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	150,000	600,000
Shares redeemed	—	(100,000)	(450,000)	(400,000)

Net increase (decrease) in shares outstanding	—	—	(300,000)	200,000

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,502,884	$2,556,991	$360,877	$715,772
Net realized gain	9,550,390	23,921,710	4,002,281	11,771,587
Net change in unrealized appreciation/depreciation	(20,521,508)	(7,724,604)	(6,935,849)	564,121

Net increase (decrease) in net assets resulting from operations	(9,468,234)	18,754,097	(2,572,691)	13,051,480

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,330,276)	(2,619,910)	(323,759)	(740,247)

Total distributions to shareholders	(1,330,276)	(2,619,910)	(323,759)	(740,247)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,828,228	74,917,257	14,689,481	6,313,232
Cost of shares redeemed	(57,338,120)	(81,018,161)	(14,905,373)	(32,378,178)

Net decrease in net assets from capital share transactions	(13,509,892)	(6,100,904)	(215,892)	(26,064,946)

INCREASE (DECREASE) IN NET ASSETS	(24,308,402)	10,033,283	(3,112,342)	(13,753,713)

NET ASSETS
Beginning of period	224,533,148	214,499,865	118,422,940	132,176,653

End of period	$200,224,746	$224,533,148	$115,310,598	$118,422,940

Undistributed net investment income included in net assets at end of period	$172,608	$—	$37,118	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	550,000	100,000	50,000
Shares redeemed	(400,000)	(600,000)	(100,000)	(250,000)

Net decrease in shares outstanding	(100,000)	(50,000)	—	(200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap Value ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,669,239	$9,943,657
Net realized gain	10,036,257	26,780,987
Net change in unrealized appreciation/depreciation	(40,188,682)	(7,107,421)

Net increase (decrease) in net assets resulting from operations	(25,483,186)	29,617,223

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,797,612)	(10,323,601)

Total distributions to shareholders	(4,797,612)	(10,323,601)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,278,849	146,254,463
Cost of shares redeemed	(57,418,324)	(101,686,004)

Net increase (decrease) in net assets from capital share transactions	(12,139,475)	44,568,459

INCREASE (DECREASE) IN NET ASSETS	(42,420,273)	63,862,081

NET ASSETS
Beginning of period	430,379,255	366,517,174

End of period	$387,958,982	$430,379,255

Distributions in excess of net investment income included in net assets at end of period	$(128,373)	$—

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,150,000
Shares redeemed	(450,000)	(800,000)

Net increase (decrease) in shares outstanding	(100,000)	350,000

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$122.54	$110.41	$94.86	$79.37	$76.26	$68.10

Income from investment operations:
Net investment income[a]	1.15	2.33	2.17	1.88	1.59	1.31
Net realized and unrealized gain (loss)[b]	(1.22)	12.05	15.49	15.49	3.07	8.14

Total from investment operations	(0.07)	14.38	17.66	17.37	4.66	9.45

Less distributions from:
Net investment income	(1.21)	(2.25)	(2.11)	(1.88)	(1.55)	(1.29)

Total distributions	(1.21)	(2.25)	(2.11)	(1.88)	(1.55)	(1.29)

Net asset value, end of period	$121.26	$122.54	$110.41	$94.86	$79.37	$76.26

Total return	(0.03)%[c]	13.09%	18.80%	22.23%	6.35%	14.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$606,294	$667,832	$469,247	$336,736	$273,843	$320,306
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.89%	1.96%	2.13%	2.27%	2.20%	1.94%
Portfolio turnover rate[e]	16%	27%	35%	63%	33%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$118.09	$100.37	$83.14	$77.06	$69.79	$60.81

Income from investment operations:
Net investment income[a]	0.60	1.11	0.93	1.06	0.60	0.48
Net realized and unrealized gain[b]	4.99	17.67	17.26	6.08	7.27	9.00

Total from investment operations	5.59	18.78	18.19	7.14	7.87	9.48

Less distributions from:
Net investment income	(0.58)	(1.06)	(0.96)	(1.06)	(0.60)	(0.50)

Total distributions	(0.58)	(1.06)	(0.96)	(1.06)	(0.60)	(0.50)

Net asset value, end of period	$123.10	$118.09	$100.37	$83.14	$77.06	$69.79

Total return	4.76%[c]	18.77%	21.98%	9.36%	11.42%	15.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$824,766	$726,248	$521,926	$448,978	$462,367	$397,823
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.00%	0.99%	1.00%	1.37%	0.88%	0.78%
Portfolio turnover rate[e]	9%	21%	23%	42%	28%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$86.04	$82.96	$72.21	$62.95	$65.67	$56.69

Income from investment operations:
Net investment income[a]	1.25	2.21	2.05	1.84	1.82	1.57
Net realized and unrealized gain (loss)[b]	(3.02)	3.07	10.75	9.28	(2.74)	8.94

Total from investment operations	(1.77)	5.28	12.80	11.12	(0.92)	10.51

Less distributions from:
Net investment income	(1.25)	(2.20)	(2.05)	(1.86)	(1.80)	(1.53)

Total distributions	(1.25)	(2.20)	(2.05)	(1.86)	(1.80)	(1.53)

Net asset value, end of period	$83.02	$86.04	$82.96	$72.21	$62.95	$65.67

Total return	(2.02)%[c]	6.42%	17.98%	18.02%	(1.18)%	19.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$269,802	$305,434	$298,657	$259,965	$251,789	$256,126
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.99%	2.60%	2.67%	2.83%	3.03%	2.74%
Portfolio turnover rate[e]	13%	14%	26%	45%	30%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$151.49	$133.53	$111.77	$96.32	$94.80	$76.24

Income from investment operations:
Net investment income[a]	1.19	2.01	1.55	1.46	1.16	1.12
Net realized and unrealized gain (loss)[b]	(4.24)	18.03	21.81	15.35	1.56	18.59

Total from investment operations	(3.05)	20.04	23.36	16.81	2.72	19.71

Less distributions from:
Net investment income	(0.96)	(2.08)	(1.60)	(1.36)	(1.20)	(1.15)

Total distributions	(0.96)	(2.08)	(1.60)	(1.36)	(1.20)	(1.15)

Net asset value, end of period	$147.48	$151.49	$133.53	$111.77	$96.32	$94.80

Total return	(2.00)%[c]	15.09%	21.04%	17.65%	3.02%	26.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$523,571	$515,075	$280,415	$195,605	$154,119	$180,120
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.59%	1.39%	1.26%	1.48%	1.32%	1.40%
Portfolio turnover rate[e]	27%	55%	50%	90%	53%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$165.11	$142.18	$119.51	$106.71	$108.23	$84.45

Income from investment operations:
Net investment income[a]	0.25	0.60	0.55	0.72	0.14	0.35
Net realized and unrealized gain (loss)[b]	(7.43)	23.19	22.75	12.93	(1.47)	23.82

Total from investment operations	(7.18)	23.79	23.30	13.65	(1.33)	24.17

Less distributions from:
Net investment income	(0.21)	(0.86)	(0.63)	(0.85)	(0.19)	(0.39)

Total distributions	(0.21)	(0.86)	(0.63)	(0.85)	(0.19)	(0.39)

Net asset value, end of period	$157.72	$165.11	$142.18	$119.51	$106.71	$108.23

Total return	(4.35)%[c]	16.78%	19.52%	12.89%	(1.22)%	28.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$220,809	$231,160	$199,052	$167,313	$170,744	$205,643
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.31%	0.39%	0.41%	0.67%	0.14%	0.39%
Portfolio turnover rate[e]	23%	50%	41%	73%	45%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$125.84	$118.75	$96.24	$79.43	$82.79	$73.33

Income from investment operations:
Net investment income[a]	1.34	2.38	2.28	2.02	1.58	1.89
Net realized and unrealized gain (loss)[b]	(4.72)	7.22	22.46	16.75	(3.30)	9.65

Total from investment operations	(3.38)	9.60	24.74	18.77	(1.72)	11.54

Less distributions from:
Net investment income	(1.23)	(2.51)	(2.23)	(1.96)	(1.64)	(2.08)

Total distributions	(1.23)	(2.51)	(2.23)	(1.96)	(1.64)	(2.08)

Net asset value, end of period	$121.23	$125.84	$118.75	$96.24	$79.43	$82.79

Total return	(2.68)%[c]	8.13%	25.94%	24.06%	(1.90)%	16.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$181,847	$226,507	$189,994	$120,302	$99,283	$124,191
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.17%	1.93%	2.11%	2.46%	2.11%	2.62%
Portfolio turnover rate[e]	20%	33%	39%	66%	50%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$140.33	$130.00	$107.69	$93.85	$99.99	$81.76

Income from investment operations:
Net investment income[a]	0.95	1.61	1.21	1.55	1.00	0.82
Net realized and unrealized gain (loss)[b]	(6.95)	10.40	22.28	14.04	(6.22)	18.33

Total from investment operations	(6.00)	12.01	23.49	15.59	(5.22)	19.15

Less distributions from:
Net investment income	(0.85)	(1.68)	(1.18)	(1.75)	(0.92)	(0.92)

Total distributions	(0.85)	(1.68)	(1.18)	(1.75)	(0.92)	(0.92)

Net asset value, end of period	$133.48	$140.33	$130.00	$107.69	$93.85	$99.99

Total return	(4.29)%[c]	9.27%	21.89%	16.88%	(5.13)%	23.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$200,225	$224,533	$214,500	$161,536	$150,155	$214,971
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.37%	1.19%	0.99%	1.63%	1.13%	0.99%
Portfolio turnover rate[e]	33%	61%	68%	98%	62%	69%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$139.32	$125.88	$103.68	$92.49	$95.37	$72.67

Income from investment operations:
Net investment income[a]	0.42	0.77	0.67	0.87	0.37	0.27
Net realized and unrealized gain (loss)[b]	(3.70)	13.49	22.29	11.56	(2.91)	22.68

Total from investment operations	(3.28)	14.26	22.96	12.43	(2.54)	22.95

Less distributions from:
Net investment income	(0.38)	(0.82)	(0.76)	(1.24)	(0.34)	(0.25)

Total distributions	(0.38)	(0.82)	(0.76)	(1.24)	(0.34)	(0.25)

Net asset value, end of period	$135.66	$139.32	$125.88	$103.68	$92.49	$95.37

Total return	(2.36)%[c]	11.35%	22.16%	13.59%	(2.65)%	31.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$115,311	$118,423	$132,177	$93,315	$92,487	$147,830
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.60%	0.58%	0.55%	0.93%	0.43%	0.34%
Portfolio turnover rate[e]	29%	61%	62%	81%	68%	64%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$128.47	$122.17	$103.19	$86.62	$89.46	$78.18

Income from investment operations:
Net investment income[a]	1.41	3.11	2.10	2.44	1.96	1.57
Net realized and unrealized gain (loss)[b]	(9.05)	6.40	19.15	16.53	(2.70)	11.30

Total from investment operations	(7.64)	9.51	21.25	18.97	(0.74)	12.87

Less distributions from:
Net investment income	(1.46)	(3.21)	(2.27)	(2.40)	(2.10)	(1.59)

Total distributions	(1.46)	(3.21)	(2.27)	(2.40)	(2.10)	(1.59)

Net asset value, end of period	$119.37	$128.47	$122.17	$103.19	$86.62	$89.46

Total return	(5.96)%[c]	7.83%	20.78%	22.32%	(0.57)%	16.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$387,959	$430,379	$366,517	$278,624	$164,577	$201,295
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.27%	2.47%	1.85%	2.67%	2.42%	2.02%
Portfolio turnover rate[e]	27%	40%	52%	69%	52%	55%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Non-diversified
Morningstar Large-Cap Value	Non-diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Morningstar Large-Cap
Investments:
Assets:
Common Stocks	$604,672,843	$—	$—	$604,672,843
Money Market Funds	1,560,346	—	—	1,560,346

Total	$606,233,189	$—	$—	$606,233,189

Morningstar Large-Cap Growth
Investments:
Assets:
Common Stocks	$824,032,455	$—	$—	$824,032,455
Money Market Funds	12,139,932	—	—	12,139,932

Total	$836,172,387	$—	$—	$836,172,387

Morningstar Large-Cap Value
Investments:
Assets:
Common Stocks	$269,610,227	$—	$—	$269,610,227
Money Market Funds	700,370	—	—	700,370

Total	$270,310,597	$—	$—	$270,310,597

Morningstar Mid-Cap
Investments:
Assets:
Common Stocks	$522,276,961	$—	$—	$522,276,961
Money Market Funds	36,373,715	—	—	36,373,715

Total	$558,650,676	$—	$—	$558,650,676

Morningstar Mid-Cap Growth
Investments:
Assets:
Common Stocks	$220,555,288	$—	$—	$220,555,288
Money Market Funds	32,357,722	—	—	32,357,722

Total	$252,913,010	$—	$—	$252,913,010

Morningstar Mid-Cap Value
Investments:
Assets:
Common Stocks	$181,565,813	$—	$—	$181,565,813
Money Market Funds	3,928,345	—	—	3,928,345

Total	$185,494,158	$—	$—	$185,494,158

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Morningstar Small-Cap
Investments:
Assets:
Common Stocks	$200,010,229	$—	$—	$200,010,229
Money Market Funds	32,400,184	—	—	32,400,184

Total	$232,410,413	$—	$—	$232,410,413

Morningstar Small-Cap Growth
Investments:
Assets:
Common Stocks	$115,239,841	$—	$—	$115,239,841
Money Market Funds	38,475,548	—	—	38,475,548

Total	$153,715,389	$—	$—	$153,715,389

Morningstar Small-Cap Value
Investments:
Assets:
Common Stocks	$387,501,387	$105,134	$—	$387,606,521
Money Market Funds	27,357,718	—	—	27,357,718

Total	$414,859,105	$105,134	$—	$414,964,239

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2015 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Large-Cap
Barclays Capital Inc.	$525,384	$525,384	$—

	$525,384	$525,384	$—

Morningstar Large-Cap Growth
Barclays Capital Inc.	$1,740	$1,740	$—
BNP Paribas Prime Brokerage Inc.	2,421,719	2,421,719	—
Citigroup Global Markets Inc.	11,257	11,257	—
Deutsche Bank Securities Inc.	398,744	398,744	—
Goldman Sachs & Co.	2,030,347	2,030,347	—
Jefferies LLC	11,851	11,851	—
JPMorgan Clearing Corp.	186,890	186,890	—
Merrill Lynch, Pierce, Fenner & Smith	1,356,099	1,356,099	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	293,080	293,080	—
UBS Securities LLC	4,143,793	4,143,793	—

	$10,855,520	$10,855,520	$—

Morningstar Large-Cap Value
Citigroup Global Markets Inc.	$199,125	$199,125	$—
JPMorgan Clearing Corp.	3,123	3,123	—
Merrill Lynch, Pierce, Fenner & Smith	3,067	3,067	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	196,147	196,147	—

	$401,462	$401,462	$—

Morningstar Mid-Cap
BNP Paribas Prime Brokerage Inc.	$311,103	$311,103	$—
Citigroup Global Markets Inc.	4,686,829	4,686,829	—
Credit Suisse Securities (USA) LLC	328,728	328,728	—
Deutsche Bank Securities Inc.	4,480,379	4,480,379	—
Goldman Sachs & Co.	8,264,371	8,264,371	—
Jefferies LLC	399,806	399,806	—
JPMorgan Clearing Corp.	5,064,252	5,064,252	—
Merrill Lynch, Pierce, Fenner & Smith	5,143,632	5,143,632	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,308,705	4,308,705	—
National Financial Services LLC	1,646,408	1,646,408	—
Nomura Securities International Inc.	322,920	322,920	—
UBS Securities LLC	265,782	265,782	—

	$35,222,915	$35,222,915	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Mid-Cap Growth
Barclays Capital Inc.	$306,600	$306,600	$—
BNP Paribas Prime Brokerage Inc.	108,530	108,530	—
Citigroup Global Markets Inc.	821,061	821,061	—
Credit Suisse Securities (USA) LLC	2,566,507	2,566,507	—
Deutsche Bank Securities Inc.	4,877,693	4,877,693	—
Goldman Sachs & Co.	5,822,696	5,813,082	(9,614)
HSBC Bank PLC	2,148,960	2,148,960	—
JPMorgan Clearing Corp.	5,590,096	5,590,096	—
Merrill Lynch, Pierce, Fenner & Smith	1,264,636	1,264,636	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,535,908	3,535,908	—
National Financial Services LLC	666,419	666,419	—
State Street Bank & Trust Company	1,688,808	1,688,808	—
UBS Securities LLC	1,823,919	1,823,919	—
Wells Fargo Securities LLC	388,759	388,759	—

	$31,610,592	$31,600,978	$(9,614)

Morningstar Mid-Cap Value
Credit Suisse Securities (USA) LLC	$2,080	$2,080	$—
Deutsche Bank Securities Inc.	630,752	630,752	—
Goldman Sachs & Co.	769,719	769,719	—
JPMorgan Clearing Corp.	183,954	183,954	—
Merrill Lynch, Pierce, Fenner & Smith	630,290	630,290	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	150,300	150,300	—
National Financial Services LLC	4,040	4,040	—
Nomura Securities International Inc.	67,195	67,195	—
State Street Bank & Trust Company	532,134	532,134	—
UBS Securities LLC	676,547	676,547	—

	$3,647,011	$3,647,011	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Small-Cap
Barclays Capital Inc.	$1,062,570	$1,062,570	$—
BNP Paribas Prime Brokerage Inc.	301,438	301,438	—
Citigroup Global Markets Inc.	1,415,013	1,415,013	—
Credit Suisse Securities (USA) LLC	2,324,793	2,324,793	—
Deutsche Bank Securities Inc.	3,193,816	3,193,816	—
Goldman Sachs & Co.	3,103,389	3,103,389	—
HSBC Bank PLC	2,868,486	2,868,486	—
Jefferies LLC	1,091,911	1,091,911	—
JPMorgan Clearing Corp.	4,801,388	4,801,388	—
Merrill Lynch, Pierce, Fenner & Smith	1,399,778	1,399,778	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,326,510	4,326,510	—
National Financial Services LLC	189,705	189,705	—
SG Americas Securities LLC	69,195	69,195	—
State Street Bank & Trust Company	2,577,866	2,577,866	—
Timber Hill LLC	16,998	16,998	—
UBS Securities LLC	833,146	833,146	—
Wells Fargo Securities LLC	2,032,633	2,032,633	—

	$31,608,635	$31,608,635	$—

Morningstar Small-Cap Growth
Barclays Capital Inc.	$750,903	$750,903	$—
BNP Paribas Prime Brokerage Inc.	490,145	490,145	—
Citigroup Global Markets Inc.	2,157,710	2,157,710	—
Credit Suisse Securities (USA) LLC	4,093,284	4,093,284	—
Deutsche Bank Securities Inc.	3,346,548	3,346,548	—
Goldman Sachs & Co.	8,812,684	8,812,684	—
HSBC Bank PLC	1,847,441	1,847,441	—
Jefferies LLC	1,329,099	1,329,099	—
JPMorgan Clearing Corp.	2,622,087	2,622,087	—
Merrill Lynch, Pierce, Fenner & Smith	2,062,816	2,062,816	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,133,913	6,133,913	—
National Financial Services LLC	910,169	910,169	—
State Street Bank & Trust Company	1,011,342	1,011,342	—
UBS Securities LLC	1,714,892	1,714,892	—
Wells Fargo Securities LLC	77,809	77,809	—

	$37,360,842	$37,360,842	$—

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Morningstar Small-Cap Value
BNP Paribas Prime Brokerage Inc.	$1,055,831	$1,055,831	$—
Citigroup Global Markets Inc.	2,172,287	2,172,287	—
Credit Suisse Securities (USA) LLC	1,457,620	1,457,620	—
Deutsche Bank Securities Inc.	926,897	926,897	—
Goldman Sachs & Co.	8,492,002	8,492,002	—
JPMorgan Clearing Corp.	3,557,326	3,557,326	—
Merrill Lynch, Pierce, Fenner & Smith	4,901,737	4,901,737	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,094,372	2,094,372	—
State Street Bank & Trust Company	598,241	598,241	—
UBS Securities LLC	1,082,588	1,082,588	—

	$26,338,901	$26,338,901	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30

iShares ETF	Investment Advisory Fee
Morningstar Mid-Cap Value	0.30%
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$1,206
Morningstar Large-Cap Growth	11,458
Morningstar Large-Cap Value	62
Morningstar Mid-Cap	35,514
Morningstar Mid-Cap Growth	23,841

iShares ETF	Fees Paid to BTC
Morningstar Mid-Cap Value	$14,299
Morningstar Small-Cap	54,116
Morningstar Small-Cap Growth	51,092
Morningstar Small-Cap Value	82,825

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Large-Cap Growth
BlackRock Inc.	16,051	2,778	(918)	17,911	$6,304,135	$72,849	$21,178

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	32,020	998	(6,119)	26,899	$2,427,904	$27,858	$132,580

Morningstar Small-Cap Value
Pennymac Mortgage Investment Trust	53,341	—	—	53,341	$779,845	$57,608	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$99,315,956	$98,442,949
Morningstar Large-Cap Growth	67,791,951	67,244,977
Morningstar Large-Cap Value	37,953,782	36,108,173
Morningstar Mid-Cap	141,465,169	139,407,868
Morningstar Mid-Cap Growth	55,045,218	52,660,126
Morningstar Mid-Cap Value	42,363,732	42,080,868
Morningstar Small-Cap	73,787,336	71,019,228
Morningstar Small-Cap Growth	34,102,186	33,899,499
Morningstar Small-Cap Value	108,566,182	107,619,003

In-kind transactions (see Note 4) for the six months ended October 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$43,165,895	$96,386,621
Morningstar Large-Cap Growth	118,577,848	53,015,663
Morningstar Large-Cap Value	4,096,519	29,264,334
Morningstar Mid-Cap	91,853,589	68,519,333
Morningstar Mid-Cap Value	18,882,110	54,898,794
Morningstar Small-Cap	43,494,788	57,082,924
Morningstar Small-Cap Growth	14,639,715	15,016,072
Morningstar Small-Cap Value	44,634,094	56,794,544

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s

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iSHARES® TRUST

exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Expiring 2017	Expiring 2018	Expiring 2019	Total
Morningstar Large-Cap	$—	$15,944,114	$—	$15,944,114
Morningstar Large-Cap Growth	22,043,878	66,358,290	982,680	89,384,848
Morningstar Large-Cap Value	12,207,295	36,252,824	5,511,604	53,971,723
Morningstar Mid-Cap	—	13,624,906	—	13,624,906
Morningstar Mid-Cap Growth	—	84,705,736	3,999,375	88,705,111
Morningstar Mid-Cap Value	—	7,456,828	—	7,456,828
Morningstar Small-Cap	—	6,154,821	—	6,154,821
Morningstar Small-Cap Growth	—	7,478,218	—	7,478,218
Morningstar Small-Cap Value	—	9,082,688	—	9,082,688

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As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large-Cap	$547,153,007	$82,921,710	$(23,841,528)	$59,080,182
Morningstar Large-Cap Growth	615,205,744	239,114,058	(18,147,415)	220,966,643
Morningstar Large-Cap Value	258,981,788	30,583,519	(19,254,710)	11,328,809
Morningstar Mid-Cap	530,665,816	69,010,787	(41,025,927)	27,984,860
Morningstar Mid-Cap Growth	213,116,070	55,619,047	(15,822,107)	39,796,940
Morningstar Mid-Cap Value	175,832,452	26,131,468	(16,469,762)	9,661,706
Morningstar Small-Cap	226,053,554	27,471,222	(21,114,363)	6,356,859
Morningstar Small-Cap Growth	145,542,707	19,492,339	(11,319,657)	8,172,682
Morningstar Small-Cap Value	410,643,830	51,486,865	(47,166,456)	4,320,409

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Morningstar Large-Cap ETF, iShares Morningstar Large-Cap Growth ETF, iShares Morningstar Large-Cap Value ETF, iShares Morningstar Mid-Cap ETF and iShares Morningstar Small-Cap Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group, except for iShares Morningstar Large-Cap ETF and iShares Morningstar Small-Cap Growth ETF, which were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board

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reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or

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purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Morningstar Mid-Cap Growth ETF and iShares Morningstar Mid-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

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The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

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focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Morningstar Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited

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instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund,

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as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Morningstar Small-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as

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Board Review and Approval of Investment Advisory

Contract (Continued)

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well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other

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Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Morningstar Large-Cap	$1.200253	$—	$0.006595	$1.206848	99%	—%	1%	100%
Morningstar Large-Cap Growth	0.563154	—	0.012340	0.575494	98	—	2	100
Morningstar Mid-Cap	0.883722	—	0.075772	0.959494	92	—	8	100
Morningstar Mid-Cap Growth	0.190007	—	0.020484	0.210491	90	—	10	100
Morningstar Mid-Cap Value	1.131339	—	0.099232	1.230571	92	—	8	100
Morningstar Small-Cap	0.722861	—	0.122178	0.845039	86	—	14	100
Morningstar Small-Cap Growth	0.295151	—	0.085742	0.380893	77	—	23	100
Morningstar Small-Cap Value	1.238693	—	0.217405	1.456098	85	—	15	100

SUPPLEMENTAL INFORMATION	99

Notes:

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-44-1015

OCTOBER 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Cohen & Steers REIT ETF | ICF | NYSE Arca
➢	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ
➢	iShares Global REIT ETF | REET | NYSE Arca
➢	iShares International Developed Real Estate ETF | IFGL | NASDAQ
➢	iShares Real Estate 50 ETF | FTY | NYSE Arca

Fund Performance Overview

iSHARES® COHEN & STEERS REIT ETF

Performance as of October 31, 2015

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 4.27%, net of fees, while the total return for the Index was 4.45%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.51%	7.56%	7.92%	7.51%	7.56%	7.92%
5 Years	12.11%	12.11%	12.48%	77.12%	77.12%	80.07%
10 Years	7.00%	7.00%	7.30%	96.75%	96.70%	102.35%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.70	$1.80	$1,000.00	$1,023.40	$1.78	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*
Retail REITs	26.89%
Residential REITs	20.76
Office REITs	16.81
Health Care REITs	14.02
Specialized REITs	12.90
Industrial REITs	5.43
Hotel & Resort REITs	3.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*
Simon Property Group Inc.	8.26%
Public Storage	8.09
Equity Residential	6.83
AvalonBay Communities Inc.	5.61
Welltower Inc.	5.53
Prologis Inc.	5.44
Boston Properties Inc.	4.69
Ventas Inc.	4.31
Vornado Realty Trust	4.27
HCP Inc.	4.17

TOTAL	57.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2015

The iShares Europe Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 4.19%, net of fees, while the total return for the Index was 4.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.09%	15.42%	15.22%	15.09%	15.42%	15.22%
5 Years	9.35%	9.31%	9.51%	56.34%	56.03%	57.53%
Since Inception	1.62%	1.63%	1.57%	13.66%	13.76%	13.20%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.90	$2.46	$1,000.00	$1,022.70	$2.44	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector/Investment Type	Percentage of Total Investments*

Real Estate Operating Companies	32.25%
Diversified REITs	26.36
Retail REITs	22.84
Office REITs	6.89
Industrial REITs	3.84
Diversified Real Estate Activities	2.59
Real Estate Development	1.99
Specialized REITs	1.15
Health Care REITs	1.01
Other**	1.08

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/15

Country	Percentage of Total Investments*

United Kingdom	38.59%
France	20.46
Germany	17.03
Sweden	6.39
Switzerland	4.60
Spain	3.11
Netherlands	2.68
Belgium	2.65
Austria	1.54
Finland	1.05

TOTAL	98.10%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL REIT ETF

Performance as of October 31, 2015

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA/NAREIT Global REIT Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 0.35%, net of fees, while the total return for the Index was 0.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.14%	2.81%	2.60%	3.14%	2.81%	2.60%
Since Inception	5.03%	5.23%	4.38%	6.68%	6.95%	5.78%

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.50	$0.71	$1,000.00	$1,024.40	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Retail REITs	29.86%
Diversified REITs	16.43
Office REITs	14.98
Residential REITs	12.27
Health Care REITs	8.20
Specialized REITs	6.80
Industrial REITs	6.29
Hotel & Resort REITs	5.07
Real Estate Operating Companies	0.10

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/15

Country	Percentage of Total Investments*

United States	63.89%
United Kingdom	7.06
Australia	6.87
Japan	6.19
France	4.46
Canada	2.95
Singapore	2.20
South Africa	1.60
Hong Kong	1.35
Mexico	0.73

TOTAL	97.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2015

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA/NAREIT Developed ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was -6.09%, net of fees, while the total return for the Index was -6.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.18)%	(3.10)%	(0.91)%	(1.18)%	(3.10)%	(0.91)%
5 Years	4.80%	4.54%	5.24%	26.43%	24.83%	29.10%
Since Inception	(0.44)%	(0.55)%	(0.24)%	(3.47)%	(4.27)%	(1.91)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$939.10	$2.34	$1,000.00	$1,022.70	$2.44	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector/Investment Type	Percentage of Total Investments*

Diversified Real Estate Activities	22.17%
Retail REITs	21.01
Diversified REITs	17.87
Real Estate Operating Companies	16.15
Office REITs	9.04
Industrial REITs	5.35
Real Estate Development	4.71
Residential REITs	1.75
Other**	1.95

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 10/31/15

Country	Percentage of Total Investments*

Japan	23.19%
Hong Kong	16.97
United Kingdom	14.53
Australia	11.76
France	7.69
Germany	6.40
Canada	5.71
Singapore	4.26
Sweden	2.39
Switzerland	1.79

TOTAL	94.69%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® REAL ESTATE 50 ETF

Performance as of October 31, 2015

The iShares Real Estate 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest U.S. real estate equities, as represented by the FTSE NAREIT Real Estate 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2015, the total return for the Fund was 3.44%, net of fees, while the total return for the Index was 3.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.73%	5.77%	6.27%	5.73%	5.77%	6.27%
5 Years	11.15%	11.14%	11.70%	69.64%	69.60%	73.92%
Since Inception	3.65%	3.60%	4.09%	35.65%	35.12%	40.56%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Beginning Account Value (5/1/15)	Ending Account Value (10/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.40	$2.45	$1,000.00	$1,022.70	$2.44	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 10/31/15

Sector	Percentage of Total Investments*

Retail REITs	24.61%
Specialized REITs	24.45
Residential REITs	15.72
Office REITs	10.53
Health Care REITs	9.84
Diversified REITs	4.73
Mortgage REITs	3.76
Industrial REITs	3.60
Hotel & Resort REITs	2.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/15

Security	Percentage of Total Investments*

Simon Property Group Inc.	10.07%
American Tower Corp.	6.95
Public Storage	5.35
Crown Castle International Corp.	4.59
Equity Residential	4.48
AvalonBay Communities Inc.	3.69
Welltower Inc.	3.66
Prologis Inc.	3.60
Boston Properties Inc.	3.10
Ventas Inc.	2.86

TOTAL	48.35%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2015 and held through October 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.78%

HEALTH CARE REITS — 13.99%
HCP Inc.[a]	4,058,034	$150,958,865
Ventas Inc.[a]	2,908,391	156,238,765
Welltower Inc.[a]	3,088,858	200,374,218

		507,571,848
HOTEL & RESORT REITS — 3.18%
Host Hotels & Resorts Inc.[a]	6,659,817	115,414,629

		115,414,629
INDUSTRIAL REITS — 5.42%
Prologis Inc.[a]	4,606,277	196,826,216

		196,826,216
OFFICE REITS — 16.77%
Alexandria Real Estate Equities Inc.	633,213	56,824,535
Boston Properties Inc.[a]	1,348,396	169,695,637
Douglas Emmett Inc.[a]	1,205,188	36,818,493
Highwoods Properties Inc.[a]	826,688	35,919,594
Kilroy Realty Corp.[a]	773,942	50,956,341
SL Green Realty Corp.[a]	875,353	103,834,373
Vornado Realty Trust	1,539,075	154,753,991

		608,802,964
RESIDENTIAL REITS — 20.72%
American Campus Communities Inc.[a]	987,216	40,051,353
AvalonBay Communities Inc.	1,161,930	203,140,222
Camden Property Trust[a]	763,344	56,327,154
Equity Residential	3,199,390	247,376,835
Essex Property Trust Inc.	574,428	126,626,908
UDR Inc.[a]	2,276,462	78,446,880

		751,969,352
RETAIL REITS — 26.83%
Federal Realty Investment Trust[a]	603,674	86,621,182
General Growth Properties Inc.[a]	5,137,967	148,744,145
Kimco Realty Corp.	3,628,003	97,121,640
Macerich Co. (The)[a]	1,238,072	104,914,221
Realty Income Corp.[a]	2,171,103	107,382,754
Regency Centers Corp.[a]	829,065	56,343,258
Simon Property Group Inc.	1,485,166	299,201,542
Taubman Centers Inc.	488,757	37,624,514
Weingarten Realty Investors	1,001,990	35,831,163

		973,784,419

Security	Shares	Value
SPECIALIZED REITS — 12.87%
Digital Realty Trust Inc.[a]	1,193,626	$88,280,579
Extra Space Storage Inc.[a]	1,083,421	85,850,280
Public Storage[a]	1,276,586	292,925,423

		467,056,282

TOTAL COMMON STOCKS
(Cost: $3,161,311,393)		3,621,425,710

SHORT-TERM INVESTMENTS — 7.20%

MONEY MARKET FUNDS — 7.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,c,d]	244,005,445	244,005,445
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,c,d]	12,625,752	12,625,752
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	4,551,388	4,551,388

		261,182,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $261,182,585)		261,182,585

TOTAL INVESTMENTS IN SECURITIES — 106.98%
(Cost: $3,422,493,978)		3,882,608,295
Other Assets, Less Liabilities — (6.98)%		(253,287,166)

NET ASSETS — 100.00%		$3,629,321,129

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.54%

AUSTRIA — 1.53%
BUWOG AG	18,528	$396,036
CA Immobilien Anlagen AG	22,494	443,164
Conwert Immobilien Invest SEa	19,008	273,698

		1,112,898
BELGIUM — 2.64%
Aedifica SA	3,860	260,058
Befimmo SA	5,220	351,224
Cofinimmo SA	6,228	698,296
Intervest Offices & Warehouses NV	4,256	108,132
Leasinvest Real Estate SCA	613	59,555
Warehouses De Pauw CVA	4,418	363,586
Wereldhave Belgium NV	665	79,336

		1,920,187
FINLAND — 1.05%
Citycon OYJ	121,392	321,293
Sponda OYJ	74,646	318,617
Technopolis OYJ	29,496	119,579

		759,489
FRANCE — 20.41%
Affine SA	2,149	39,881
ANF Immobilier	2,273	53,356
Fonciere des Regions	11,100	1,051,434
Gecina SA	10,855	1,395,750
ICADE	10,954	815,079
Klepierre	54,848	2,615,880
Mercialys SA	12,837	296,441
Unibail-Rodamco SE	30,495	8,559,690

		14,827,511
GERMANY — 16.98%
ADLER Real Estate AGa	7,574	118,304
ADO Properties SAa,b	7,166	184,045
Alstria office REIT-AGc	25,909	363,336
Deutsche Euroshop AG	14,225	689,358
Deutsche Wohnen AG Bearer	104,239	2,954,112
DIC Asset AG	10,646	105,276
DO Deutsche Office AG	7,468	104,733
Grand City Properties SA	28,298	567,671
Hamborner REIT AG	18,463	197,180
LEG Immobilien AG	18,074	1,448,493
TAG Immobilien AG	36,594	475,988
TLG Immobilien AG	15,594	294,908

Security	Shares	Value
Vonovia SE	144,245	$4,834,383

		12,337,787
GREECE — 0.14%
Grivalia Properties REIC AE	10,695	97,704

		97,704
IRELAND — 0.92%
Green REIT PLC	204,851	356,405
Hibernia REIT PLC	207,952	309,195

		665,600
ITALY — 0.51%
Beni Stabili SpA SIIQ	331,056	273,910
Immobiliare Grande Distribuzione SIIQ SpA	93,860	94,299

		368,209
NETHERLANDS — 2.67%
Eurocommercial Properties NV	14,203	681,702
NSI NV	42,602	186,453
VastNed Retail NV	5,906	288,690
Wereldhave NV	12,494	783,649

		1,940,494
NORWAY — 0.34%
Entra ASA[b]	19,379	165,465
Norwegian Property ASA[a]	76,564	83,243

		248,708
SPAIN — 3.10%
Hispania Activos Inmobiliarios SAa	21,008	317,929
Inmobiliaria Colonial SAa	646,650	481,453
Lar Espana Real Estate SOCIMI SA	15,820	167,766
Merlin Properties SOCIMI SA	99,840	1,285,961

		2,253,109
SWEDEN — 6.37%
Castellum AB	50,878	766,980
Dios Fastigheter AB	14,635	108,156
Fabege AB	41,012	656,408
Fastighets AB Balder Class Ba	28,476	578,176
Hemfosa Fastigheter AB	24,516	267,798
Hufvudstaden AB Class A	34,360	489,646
Klovern AB Class B	117,252	122,210
Kungsleden AB	56,392	425,051
Pandox ABa	16,286	268,142
Wallenstam AB Class B	61,042	544,212
Wihlborgs Fastigheter AB	20,467	402,545

		4,629,324

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2015

Security	Shares	Value
SWITZERLAND — 4.59%
Allreal Holding AG Registered	2,965	$394,030
Mobimo Holding AG Registered	1,908	413,053
PSP Swiss Property AG Registered	12,342	1,077,382
Swiss Prime Site AG Registered	18,918	1,450,876

		3,335,341
UNITED KINGDOM — 38.29%
Assura PLC	505,322	438,986
Big Yellow Group PLC	43,968	509,281
British Land Co. PLC (The)	317,005	4,261,813
Capital & Counties Properties PLC	224,624	1,542,011
Daejan Holdings PLC	1,517	148,654
Derwent London PLC	30,788	1,844,900
Development Securities PLC	38,719	142,617
F&C Commercial Property Trust Ltd.	163,675	360,211
F&C UK REIT	73,152	113,823
Grainger PLC	126,860	487,847
Great Portland Estates PLC	106,300	1,460,289
Hammerson PLC	242,663	2,385,402
Hansteen Holdings PLC	212,493	407,264
Helical Bar PLC	29,853	203,553
Intu Properties PLC	289,820	1,549,136
Land Securities Group PLC	243,486	5,035,170
LondonMetric Property PLC	181,024	473,038
Picton Property Income Ltd.	167,547	183,072
Primary Health Properties PLC	32,899	219,242
Redefine International PLC/Isle of Man	306,454	261,964
Safestore Holdings PLC	64,200	322,735
Schroder REIT Ltd.	160,862	147,819
SEGRO PLC	229,266	1,592,644
Shaftesbury PLC	86,090	1,250,464
ST Modwen Properties PLC	54,623	371,098
Standard Life Investment Property Income Trust Ltd.	89,468	120,557
Target Healthcare REIT Ltd.	44,146	75,679
Tritax Big Box REIT PLC	210,024	417,452
UK Commercial Property Trust Ltd.	189,864	256,133
UNITE Group PLC (The)	68,788	706,470
Workspace Group PLC	35,843	530,033

		27,819,357

TOTAL COMMON STOCKS
(Cost: $69,371,148)		72,315,718

Security	Shares	Value
INVESTMENT COMPANIES — 0.20%

UNITED KINGDOM — 0.20%
Medicx Fund Ltd.	112,132	$145,468

		145,468

TOTAL INVESTMENT COMPANIES
(Cost: $145,266)		145,468

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	345,793	345,793
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	17,893	17,893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	10,166	10,166

		373,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,852)		373,852

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $69,890,266)		72,835,038
Other Assets, Less Liabilities — (0.25)%		(183,529)

NET ASSETS — 100.00%		$72,651,509

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.66%

AUSTRALIA — 6.85%
BWP Trust	13,616	$31,280
Charter Hall Retail REIT	9,499	28,735
Cromwell Property Group	40,940	29,355
Dexus Property Group	26,381	145,679
Federation Centres	99,820	207,240
Goodman Group	47,656	206,381
GPT Group (The)	47,955	163,198
Investa Office Fund	15,526	44,751
Mirvac Group	101,062	130,145
Scentre Group	139,127	410,937
Shopping Centres Australasia Property Group	19,895	29,240
Stockland	64,929	187,611
Westfield Corp.	52,647	385,000

		1,999,552
BELGIUM — 0.58%
Aedifica SA	368	24,793
Befimmo SA	460	30,951
Cofinimmo SA	529	59,312
Intervest Offices & Warehouses NV	368	9,350
Leasinvest Real Estate SCA	69	6,703
Warehouses De Pauw CVA	414	34,071
Wereldhave Belgium NV	46	5,488

		170,668
CANADA — 2.94%
Allied Properties REIT	2,139	58,660
Artis REIT	3,634	37,191
Boardwalk REIT	1,104	45,329
Canadian Apartment Properties REIT	3,174	65,307
Canadian REIT	1,978	64,389
Cominar REIT	4,600	54,074
Crombie REIT	2,323	23,064
Dream Global REIT	2,852	19,815
Dream Office REIT	2,944	47,231
Granite REIT	1,334	38,857
H&R REIT	7,590	121,709
InnVest REIT	2,668	10,685
Northern Property REIT	874	12,352
Pure Industrial Real Estate Trust	5,658	19,201
RioCan REIT	8,625	168,103
Smart REIT	3,082	73,166

		859,133

Security	Shares	Value
CHINA — 0.13%
Yuexiu REIT[a]	69,000	$36,503

		36,503
FRANCE — 4.45%
Affine SA	207	3,842
ANF Immobilier	230	5,399
Fonciere des Regions	991	93,871
Gecina SA	943	121,252
ICADE	966	71,879
Klepierre	4,807	229,262
Mercialys SA	1,104	25,494
Unibail-Rodamco SE	2,668	748,885

		1,299,884
GERMANY — 0.20%
Alstria office REIT-AG	2,921	40,963
Hamborner REIT AG	1,633	17,440

		58,403
GREECE — 0.03%
Grivalia Properties REIC AE	1,008	9,209

		9,209
HONG KONG — 1.35%
Champion REIT	92,000	48,195
Link REIT	57,500	344,625

		392,820
IRELAND — 0.20%
Green REIT PLC	17,388	30,252
Hibernia REIT PLC	18,055	26,845

		57,097
ITALY — 0.11%
Beni Stabili SpA SIIQ	29,118	24,092
Immobiliare Grande Distribuzione SIIQ SpA	8,464	8,503

		32,595
JAPAN — 6.17%
Advance Residence Investment Corp.	46	98,537
AEON REIT Investment Corp.	23	27,522
Daiwa House Residential Investment Corp.	23	46,734
Frontier Real Estate Investment Corp.	23	93,391
Fukuoka REIT Corp.	23	37,642
GLP J-REIT	69	68,843
Invincible Investment Corp.	69	41,111
Japan Excellent Inc.	27	29,691
Japan Hotel REIT Investment Corp.	92	64,116

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2015

Security	Shares	Value
Japan Logistics Fund Inc.	23	$43,151
Japan Prime Realty Investment Corp.	23	75,190
Japan Real Estate Investment Corp.	46	213,466
Japan Retail Fund Investment Corp.	69	134,140
Kenedix Office Investment Corp.	8	36,793
Mori Hills REIT Investment Corp.	46	57,178
MORI TRUST Sogo REIT Inc.	23	40,863
Nippon Accommodations Fund Inc.	23	79,573
Nippon Building Fund Inc.	36	171,535
Nippon Prologis REIT Inc.	46	81,308
Nomura Real Estate Master Fund Inc.[b]	96	121,636
Orix JREIT Inc.	69	93,201
Premier Investment Corp.	23	22,643
TOKYU REIT Inc.	23	27,979
United Urban Investment Corp.	69	96,117

		1,802,360
MEXICO — 0.72%
Asesor de Activos Prisma SAPI de CV	13,800	10,846
Concentradora Fibra Danhos SA de CV	6,900	16,143
Concentradora Fibra Hotelera Mexicana SA de CV	11,500	11,243
Fibra Uno Administracion SA de CV	64,400	141,356
Mexico Real Estate Management SA de CV	23,000	31,907

		211,495
NETHERLANDS — 0.57%
Eurocommercial Properties NV	1,219	58,508
NSI NV	3,910	17,113
VastNed Retail NV	529	25,858
Wereldhave NV	1,058	66,360

		167,839
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.	36,624	33,701

		33,701
SINGAPORE — 2.19%
Ascendas REIT[a]	55,200	94,201
Ascott Residence Trust	25,300	21,859
CapitaLand Commercial Trust Ltd.	55,200	55,574
CapitaLand Mall Trust	71,300	100,803
CapitaLand Retail China Trust	13,800	14,977
CDL Hospitality Trusts	20,700	20,027
First REIT	16,100	14,255
Fortune REIT	46,000	47,958
Keppel REIT[a]	52,900	36,450

Security	Shares	Value
Lippo Malls Indonesia Retail Trust[a]	52,900	$12,087
Mapletree Commercial Trust	36,800	35,999
Mapletree Greater China Commercial Trust	52,900	37,583
Mapletree Industrial Trust	34,500	37,567
Mapletree Logistics Trust	43,700	31,827
Suntec REIT	66,700	78,583

		639,750
SOUTH AFRICA — 1.59%
Arrowhead Properties Ltd. Class A	12,282	8,807
Arrowhead Properties Ltd. Class B	12,374	8,962
Capital Property Fund[b]	42,320	49,472
Emira Property Fund Ltd.	12,466	16,613
Growthpoint Properties Ltd.	67,413	123,873
Hyprop Investments Ltd.	6,877	62,511
Redefine Properties Ltd.	112,217	93,957
Resilient Property Income Fund Ltd.	6,670	58,938
SA Corporate Real Estate Fund Nominees Pty Ltd.	54,441	20,544
Vukile Property Fund Ltd.	15,088	20,927

		464,604
SPAIN — 0.54%
Hispania Activos Inmobiliarios SAb	1,840	27,846
Lar Espana Real Estate SOCIMI SA	1,601	16,978
Merlin Properties SOCIMI SA	8,746	112,650

		157,474
TURKEY — 0.21%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	3,174	3,728
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	53,314	51,820
Is Gayrimenkul Yatirim Ortakligi AS	9,169	4,724
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,840	2,092

		62,364
UNITED KINGDOM — 7.04%
Assura PLC	44,390	38,563
Big Yellow Group PLC	3,979	46,089
British Land Co. PLC (The)	27,692	372,291
Derwent London PLC	2,737	164,008
F&C UK REIT	5,727	8,911
Great Portland Estates PLC	9,384	128,912
Hammerson PLC	21,114	207,553
Hansteen Holdings PLC	18,791	36,015
Intu Properties PLC	25,438	135,970

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2015

Security	Shares	Value
Land Securities Group PLC	21,275	$439,956
LondonMetric Property PLC	16,629	43,454
Primary Health Properties PLC	3,128	20,845
Redefine International PLC/Isle of Man	27,646	23,633
Safestore Holdings PLC	5,658	28,443
Schroder REIT Ltd.	13,041	11,984
SEGRO PLC	20,125	139,803
Shaftesbury PLC	7,596	110,332
Standard Life Investment Property Income Trust Ltd.	7,475	10,072
Target Healthcare REIT Ltd.	3,611	6,190
Tritax Big Box REIT PLC	18,079	35,935
Workspace Group PLC	3,220	47,616

		2,056,575
UNITED STATES — 63.67%
Acadia Realty Trust	1,886	62,031
Agree Realty Corp.	529	17,129
Alexander’s Inc.	69	27,247
Alexandria Real Estate Equities Inc.	1,955	175,442
American Assets Trust Inc.	1,046	44,099
American Campus Communities Inc.	3,060	124,144
American Homes 4 Rent Class A	4,186	69,069
Apartment Investment & Management Co. Class A	4,301	168,556
Apple Hospitality REIT Inc.	4,508	88,898
Ashford Hospitality Trust Inc.	2,622	18,039
AvalonBay Communities Inc.	3,565	623,269
BioMed Realty Trust Inc.	5,589	130,838
Boston Properties Inc.	4,163	523,914
Brandywine Realty Trust	4,853	65,515
Brixmor Property Group Inc.	4,738	121,388
Camden Property Trust	2,369	174,808
Care Capital Properties Inc.	2,271	74,829
CBL & Associates Properties Inc.	4,761	69,415
Cedar Realty Trust Inc.	2,438	17,042
Chambers Street Properties	6,440	45,595
Chatham Lodging Trust	1,058	24,218
Chesapeake Lodging Trust	1,656	45,606
Columbia Property Trust Inc.	3,427	85,127
Corporate Office Properties Trust	2,553	58,719
Cousins Properties Inc.	5,612	56,344
CubeSmart	4,600	127,972
DCT Industrial Trust Inc.	2,438	90,499
DDR Corp.	8,280	139,104
DiamondRock Hospitality Co.	5,635	65,817

Security	Shares	Value
Digital Realty Trust Inc.[a]	3,680	$272,173
Douglas Emmett Inc.	3,642	111,263
Duke Realty Corp.	9,407	194,725
DuPont Fabros Technology Inc.[a]	1,771	56,831
EastGroup Properties Inc.	851	47,792
Education Realty Trust Inc.	1,311	47,078
Empire State Realty Trust Inc. Class Aa	2,438	43,445
EPR Properties	1,564	88,851
Equity Commonwealth[b]	3,496	100,370
Equity Lifestyle Properties Inc.	2,116	127,976
Equity One Inc.	1,794	47,684
Equity Residential	9,798	757,581
Essex Property Trust Inc.	1,794	395,469
Extra Space Storage Inc.	3,128	247,863
Federal Realty Investment Trust	1,863	267,322
FelCor Lodging Trust Inc.	3,887	31,290
First Industrial Realty Trust Inc.	3,013	65,322
First Potomac Realty Trust	1,748	20,609
Franklin Street Properties Corp.	2,484	25,883
Gaming and Leisure Properties Inc.	2,369	69,104
General Growth Properties Inc.	13,685	396,181
Getty Realty Corp.	828	13,977
Government Properties Income Trust	1,741	28,343
Gramercy Property Trust Inc.	1,564	35,471
HCP Inc.	12,489	464,591
Healthcare Realty Trust Inc.	2,806	73,966
Healthcare Trust of America Inc. Class A	3,473	91,375
Hersha Hospitality Trust	1,081	25,955
Highwoods Properties Inc.	2,553	110,928
Hospitality Properties Trust	4,101	110,071
Host Hotels & Resorts Inc.	20,585	356,738
Hudson Pacific Properties Inc.	2,001	57,169
Inland Real Estate Corp.	2,553	22,594
Investors Real Estate Trust	3,680	29,882
Kilroy Realty Corp.	2,484	163,547
Kimco Realty Corp.	11,132	298,004
Kite Realty Group Trust	2,277	60,136
LaSalle Hotel Properties	3,082	90,642
Lexington Realty Trust	6,302	55,710
Liberty Property Trust	4,048	137,713
LTC Properties Inc.	966	41,393
Macerich Co. (The)	4,301	364,467
Mack-Cali Realty Corp.	2,484	54,052
Medical Properties Trust Inc.	6,440	72,772

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2015

Security	Shares	Value
Mid-America Apartment Communities Inc.	2,047	$174,384
National Health Investors Inc.	943	55,392
National Retail Properties Inc.[a]	3,634	138,092
New York REIT Inc.	4,393	50,080
Omega Healthcare Investors Inc.	4,462	154,028
Paramount Group Inc.	3,979	70,707
Parkway Properties Inc./Md	2,185	36,555
Pebblebrook Hotel Trust	1,955	66,822
Pennsylvania REIT	1,817	40,846
Physicians Realty Trust	2,024	32,343
Piedmont Office Realty Trust Inc. Class A	4,071	78,896
Post Properties Inc.	1,472	87,937
Prologis Inc.	14,214	607,364
PS Business Parks Inc.[a]	575	49,329
Public Storage	3,933	902,466
QTS Realty Trust Inc. Class Aa	966	41,548
Ramco-Gershenson Properties Trust	2,116	35,549
Realty Income Corp.[a]	6,394	316,247
Regency Centers Corp.	2,507	170,376
Retail Opportunity Investments Corp.	2,691	48,788
Retail Properties of America Inc. Class A	6,440	96,407
Rexford Industrial Realty Inc.	1,610	24,391
RLJ Lodging Trust	3,565	89,446
Rouse Properties Inc.	1,012	17,801
Ryman Hospitality Properties Inc.	1,357	71,378
Sabra Health Care REIT Inc.	1,817	41,210
Saul Centers Inc.[a]	414	23,213
Select Income REIT	1,886	38,097
Senior Housing Properties Trust	6,371	96,775
Silver Bay Realty Trust Corp.	1,035	16,767
Simon Property Group Inc.	8,441	1,700,524
SL Green Realty Corp.	2,691	319,206
Sovran Self Storage Inc.	989	98,771
Spirit Realty Capital Inc.	11,523	117,304
STAG Industrial Inc.[a]	1,817	37,285
Starwood Waypoint Residential Trust[a]	1,081	26,593
STORE Capital Corp.	1,380	31,285
Strategic Hotels & Resorts Inc.[b]	7,590	107,019
Summit Hotel Properties Inc.	2,346	30,686
Sun Communities Inc.	1,403	94,029
Sunstone Hotel Investors Inc.	5,773	83,478
Tanger Factory Outlet Centers Inc.	2,622	91,639

Security	Shares	Value
Taubman Centers Inc.	1,448	$111,467
Terreno Realty Corp.	1,196	26,766
Tier REIT Inc.[a]	1,311	19,101
UDR Inc.	7,084	244,115
Universal Health Realty Income Trust	103	5,118
Urban Edge Properties	2,247	53,344
Urstadt Biddle Properties Inc. Class A	636	12,784
Ventas Inc.	8,993	483,104
VEREIT Inc.	24,565	202,907
Vornado Realty Trust	4,577	460,217
Washington REIT[a]	1,886	50,941
Weingarten Realty Investors	3,105	111,035
Welltower Inc.	9,545	619,184
Winthrop Realty Trust	1,058	15,330
WP Carey Inc.	2,369	150,123
WP GLIMCHER Inc.	5,014	58,263
Xenia Hotels & Resorts Inc.	3,036	52,644

		18,596,477

TOTAL COMMON STOCKS (Cost: $29,220,891)		29,108,503

SHORT-TERM INVESTMENTS — 3.81%

MONEY MARKET FUNDS — 3.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,037,454	1,037,454
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	53,682	53,682
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	21,492	21,492

		1,112,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,112,628)		1,112,628

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 103.47% (Cost: $30,333,519)	$30,221,131
Other Assets, Less Liabilities — (3.47)%	(1,014,833)

NET ASSETS — 100.00%	$29,206,298

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 11.72%
BWP Trust	718,116	$1,649,734
Charter Hall Retail REIT	485,130	1,467,532
Cromwell Property Group	2,154,966	1,545,148
Dexus Property Group	1,417,692	7,828,641
Federation Centres	5,319,435	11,043,888
Goodman Group	2,556,357	11,070,665
GPT Group (The)	2,578,605	8,775,396
Investa Office Fund	825,648	2,379,796
Mirvac Group	5,393,286	6,945,351
Scentre Group	7,467,603	22,056,931
Shopping Centres Australasia Property Group	1,047,510	1,539,533
Stockland	3,447,513	9,961,493
Westfield Corp.	2,821,788	20,635,346

		106,899,454
AUSTRIA — 0.58%
BUWOG AG	87,756	1,875,783
CA Immobilien Anlagen AG	106,605	2,100,271
Conwert Immobilien Invest SEa	88,992	1,281,406

		5,257,460
BELGIUM — 1.00%
Aedifica SA	18,540	1,249,088
Befimmo SA	24,720	1,663,266
Cofinimmo SA	29,552	3,313,429
Intervest Offices & Warehouses NV	20,394	518,149
Leasinvest Real Estate SCA	3,090	300,206
Warehouses De Pauw CVA	20,891	1,719,255
Wereldhave Belgium NV	3,093	369,002

		9,132,395
CANADA — 5.69%
Allied Properties REIT	112,167	3,076,052
Artis REIT	197,142	2,017,603
Boardwalk REIT	57,474	2,359,845
Canadian Apartment Properties REIT	172,113	3,541,317
Canadian REIT	105,369	3,430,019
Chartwell Retirement Residences	252,762	2,443,872
Cominar REIT	246,273	2,895,004
Crombie REIT	114,639	1,138,198
Dream Global REIT	141,213	981,103
Dream Office REIT	157,281	2,523,276
Extendicare Inc.	129,780	852,073

Security	Shares	Value
First Capital Realty Inc.	131,325	$1,944,254
Granite REIT	68,289	1,989,142
H&R REIT	404,481	6,486,041
InnVest REIT	144,303	577,940
Killam Properties Inc.	80,649	641,691
Morguard REIT	50,367	556,276
Northern Property REIT	46,041	650,665
Pure Industrial Real Estate Trust	283,971	963,680
RioCan REIT	462,573	9,015,639
Smart REIT	161,916	3,843,858

		51,927,548
FINLAND — 0.39%
Citycon OYJ	571,341	1,512,192
Sponda OYJ	348,243	1,486,430
Technopolis OYJ	139,668	566,223

		3,564,845
FRANCE — 7.66%
Affine SA	9,888	183,503
ANF Immobilier	10,815	253,869
Fonciere des Regions	52,221	4,946,569
Gecina SA	51,294	6,595,448
ICADE	51,603	3,839,740
Klepierre	258,942	12,349,790
Mercialys SA	60,873	1,405,723
Unibail-Rodamco SE	143,685	40,331,172

		69,905,814
GERMANY — 6.38%
ADLER Real Estate AGa,b	35,226	550,221
ADO Properties SAa,c	33,681	865,033
Alstria office REIT-AG	120,819	1,694,309
Deutsche Euroshop AG	66,744	3,234,481
Deutsche Wohnen AG Bearer	491,619	13,932,384
DIC Asset AG	50,058	495,015
DO Deutsche Office AG	37,441	525,053
Grand City Properties SA	133,500	2,678,070
Hamborner REIT AGb	88,065	940,513
LEG Immobilien AG	84,975	6,810,098
TAG Immobilien AG	173,040	2,250,775
TLG Immobilien AG	73,851	1,396,641
Vonovia SE	681,036	22,824,980

		58,197,573
GREECE — 0.06%
Grivalia Properties REIC AE	57,694	527,061

		527,061

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2015

Security	Shares	Value
HONG KONG — 16.92%
Champion REIT	3,090,000	$1,618,740
Cheung Kong Property Holdings Ltd.	4,171,500	29,334,686
Hang Lung Properties Ltd.	3,399,000	8,341,696
Henderson Land Development Co. Ltd.	1,545,484	9,900,941
Hongkong Land Holdings Ltd.	1,699,500	12,763,245
Hysan Development Co. Ltd.	927,000	4,120,611
Kerry Properties Ltd.	939,000	2,786,674
Link REIT	3,399,000	20,371,808
New World Development Co. Ltd.	7,725,333	8,283,444
Sino Land Co. Ltd.[b]	4,326,800	6,710,641
Sun Hung Kai Properties Ltd.	2,472,000	33,140,321
Swire Properties Ltd.	1,668,600	5,027,265
Wharf Holdings Ltd. (The)	1,989,900	11,900,732

		154,300,804
IRELAND — 0.35%
Green REIT PLC	992,817	1,727,327
Hibernia REIT PLC	987,484	1,468,249

		3,195,576
ISRAEL — 0.23%
Azrieli Group	53,457	2,098,226

		2,098,226
ITALY — 0.19%
Beni Stabili SpA SIIQ	1,562,304	1,292,624
Immobiliare Grande Distribuzione SIIQ SpA	442,488	444,558

		1,737,182
JAPAN — 23.11%
Activia Properties Inc.	618	2,632,293
Advance Residence Investment Corp.	1,854	3,971,485
Aeon Mall Co. Ltd.	185,400	3,123,416
AEON REIT Investment Corp.	1,236	1,479,001
Daiwa House REIT Investment Corp.	309	1,247,011
Daiwa House Residential Investment Corp.	927	1,883,575
Daiwa Office Investment Corp.	309	1,585,009
Frontier Real Estate Investment Corp.	618	2,509,385
Fukuoka REIT Corp.	927	1,517,154
GLP J-REIT	3,090	3,082,958

Security	Shares	Value
Hulic Co. Ltd.	525,300	$4,945,024
Industrial & Infrastructure Fund Investment Corp.	494	2,243,315
Invincible Investment Corp.	3,399	2,025,176
Japan Excellent Inc.	1,545	1,698,956
Japan Hotel REIT Investment Corp.	4,326	3,014,846
Japan Logistics Fund Inc.	1,236	2,318,876
Japan Prime Realty Investment Corp.	1,164	3,805,245
Japan Real Estate Investment Corp.	1,854	8,603,605
Japan Retail Fund Investment Corp.	3,677	7,148,326
Kenedix Office Investment Corp.	543	2,497,328
Mitsubishi Estate Co. Ltd.	1,854,000	40,052,853
Mitsui Fudosan Co. Ltd.	1,389,000	38,098,943
Mori Hills REIT Investment Corp.	1,854	2,304,537
MORI TRUST Sogo REIT Inc.	1,537	2,730,746
Nippon Accommodations Fund Inc.	618	2,138,098
Nippon Building Fund Inc.	1,999	9,524,964
Nippon Prologis REIT Inc.	2,163	3,823,227
Nomura Real Estate Holdings Inc.	185,400	3,992,994
Nomura Real Estate Master Fund Inc.[a]	5,253	6,655,759
NTT Urban Development Corp.	154,500	1,545,320
Orix JREIT Inc.	3,399	4,591,150
Premier Investment Corp.	1,545	1,520,994
Sumitomo Realty & Development Co. Ltd.	632,000	20,969,778
Tokyo Tatemono Co. Ltd.	309,000	3,863,940
TOKYU REIT Inc.	1,236	1,503,582
Top REIT Inc.	256	964,177
United Urban Investment Corp.	3,708	5,165,236

		210,778,282
NETHERLANDS — 1.00%
Eurocommercial Properties NV	67,053	3,218,346
NSI NV	198,069	866,874
VastNed Retail NV	28,119	1,374,478
Wereldhave NV	58,710	3,682,411

		9,142,109
NEW ZEALAND — 0.19%
Kiwi Property Group Ltd.	1,890,771	1,739,842

		1,739,842
NORWAY — 0.13%
Entra ASA[c]	89,919	767,762
Norwegian Property ASA[a]	354,732	385,678

		1,153,440

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2015

Security	Shares	Value
SINGAPORE — 4.24%
Ascendas REIT	2,873,702	$4,904,069
CapitaLand Commercial Trust Ltd.	2,904,600	2,924,303
CapitaLand Ltd.	3,677,100	8,139,243
CapitaLand Mall Trust[b]	3,769,800	5,329,671
CDL Hospitality Trusts[b]	927,000	896,883
Fortune REIT	1,880,000	1,960,026
Keppel REIT[b]	2,688,300	1,852,345
Mapletree Commercial Trust	1,915,800	1,874,078
Mapletree Industrial Trust	1,792,200	1,951,521
Mapletree Logistics Trust	2,132,110	1,552,840
Suntec REIT	3,491,700	4,113,749
UOL Group Ltd.[b]	679,800	3,184,211

		38,682,939
SPAIN — 1.18%
Hispania Activos Inmobiliarios SAa	97,644	1,477,716
Inmobiliaria Colonial SAa	2,958,057	2,202,374
Lar Espana Real Estate SOCIMI SA	72,924	773,333
Merlin Properties SOCIMI SA	488,247	6,288,729

		10,742,152
SWEDEN — 2.39%
Castellum AB	239,166	3,605,397
Dios Fastigheter AB	69,525	513,805
Fabege AB	193,125	3,091,019
Fastighets AB Balder Class Ba,b	133,797	2,716,611
Hemfosa Fastigheter AB	114,330	1,248,872
Hufvudstaden AB Class A	161,916	2,307,379
Klovern AB Class B	543,222	566,193
Kungsleden AB	265,122	1,998,340
Pandox ABa	75,396	1,241,364
Wallenstam AB Class B	289,224	2,578,540
Wihlborgs Fastigheter AB	96,099	1,890,075

		21,757,595
SWITZERLAND — 1.78%
Allreal Holding AG Registered	14,214	1,888,952
Mobimo Holding AG Registered	8,961	1,939,921
PSP Swiss Property AG Registered	58,401	5,098,053
Swiss Prime Site AG Registered	95,734	7,342,116

		16,269,042
UNITED KINGDOM — 14.41%
Assura PLC	2,384,553	2,071,520
Big Yellow Group PLC	208,884	2,419,502
British Land Co. PLC (The)	1,494,942	20,097,992
Capital & Counties Properties PLC	1,062,033	7,290,702

Security	Shares	Value
Daejan Holdings PLC	7,332	$718,478
Derwent London PLC	145,539	8,721,088
Development Securities PLC	184,473	679,486
F&C Commercial Property Trust Ltd.	780,225	1,717,095
F&C UK REIT	342,681	533,206
Grainger PLC	598,842	2,302,879
Great Portland Estates PLC	502,743	6,906,397
Hammerson PLC	1,144,845	11,253,942
Hansteen Holdings PLC	1,003,941	1,924,153
Helical Bar PLC	143,067	975,506
Intu Properties PLC	1,366,707	7,305,275
Land Securities Group PLC	1,148,244	23,745,117
LondonMetric Property PLC	860,565	2,248,763
Picton Property Income Ltd.	800,619	874,806
Primary Health Properties PLC	159,753	1,064,607
Redefine International PLC/Isle of Man	1,461,261	1,249,122
Safestore Holdings PLC	303,438	1,525,389
Schroder REIT Ltd.	777,135	714,123
SEGRO PLC	1,084,590	7,534,329
Shaftesbury PLC	407,262	5,915,511
ST Modwen Properties PLC	256,779	1,744,508
Standard Life Investment Property Income Trust Ltd.	395,520	532,959
Target Healthcare REIT Ltd.	215,991	370,270
Tritax Big Box REIT PLC	965,158	1,918,388
UK Commercial Property Trust Ltd.	899,808	1,213,870
UNITE Group PLC (The)	324,450	3,332,184
Workspace Group PLC	169,950	2,513,156

		131,414,323

TOTAL COMMON STOCKS
(Cost: $899,362,337)		908,423,662

INVESTMENT COMPANIES — 0.08%

UNITED KINGDOM — 0.08%
Medicx Fund Ltd.	545,076	707,125

		707,125

TOTAL INVESTMENT COMPANIES
(Cost: $721,124)		707,125

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	9,163,252	9,163,252

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	474,141	$474,141
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	5,968	5,968

		9,643,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,643,361)		9,643,361

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $909,726,822)		918,774,148
Other Assets, Less Liabilities — (0.73)%		(6,679,857)

NET ASSETS — 100.00%		$912,094,291

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® REAL ESTATE 50 ETF

October 31, 2015

Security	Shares	Value
COMMON STOCKS — 99.81%

DIVERSIFIED REITS — 4.72%
Duke Realty Corp.	44,012	$911,049
Liberty Property Trust	19,062	648,489
NorthStar Realty Finance Corp.	44,231	531,214
VEREIT Inc.	115,454	953,650
WP Carey Inc.	11,210	710,378

		3,754,780
HEALTH CARE REITS — 9.82%
HCP Inc.	58,438	2,173,894
Senior Housing Properties Trust	30,272	459,832
Ventas Inc.	42,206	2,267,306
Welltower Inc.	44,736	2,902,024

		7,803,056
HOTEL & RESORT REITS — 2.76%
Hospitality Properties Trust	19,318	518,495
Host Hotels & Resorts Inc.	96,462	1,671,687

		2,190,182
INDUSTRIAL REITS — 3.59%
Prologis Inc.	66,861	2,856,970

		2,856,970
MORTGAGE REITS — 3.75%
American Capital Agency Corp.	44,489	793,239
Annaly Capital Management Inc.	120,837	1,202,328
Starwood Property Trust Inc.	30,140	605,512
Two Harbors Investment Corp.	44,704	378,196

		2,979,275
OFFICE REITS — 10.51%
Alexandria Real Estate Equities Inc.	9,223	827,672
BioMed Realty Trust Inc.[a]	25,980	608,192
Boston Properties Inc.	19,572	2,463,136
Kilroy Realty Corp.	11,761	774,344
SL Green Realty Corp.[a]	12,704	1,506,949
Vornado Realty Trust	21,618	2,173,690

		8,353,983
RESIDENTIAL REITS — 15.69%
American Campus Communities Inc.	14,321	581,003
Apartment Investment & Management Co. Class A	19,933	781,174
AvalonBay Communities Inc.	16,738	2,926,304
Camden Property Trust	11,020	813,166
Equity Residential	45,977	3,554,942
Essex Property Trust Inc.	8,369	1,844,862

Security	Shares	Value
Mid-America Apartment Communities Inc.	9,599	$817,739
UDR Inc.	33,423	1,151,757

		12,470,947
RETAIL REITS — 24.56%
Brixmor Property Group Inc.	22,311	571,608
DDR Corp.	38,941	654,209
Federal Realty Investment Trust	8,759	1,256,829
General Growth Properties Inc.	64,260	1,860,327
Kimco Realty Corp.[a]	52,438	1,403,765
Macerich Co. (The)[a]	20,150	1,707,511
National Retail Properties Inc.[a]	17,090	649,420
Realty Income Corp.[a]	29,963	1,481,970
Regency Centers Corp.	11,893	808,248
Simon Property Group Inc.	39,655	7,988,896
Taubman Centers Inc.	8,233	633,777
Weingarten Realty Investors	14,220	508,507

		19,525,067
SPECIALIZED REITS — 24.41%
American Tower Corp.	53,916	5,511,833
Crown Castle International Corp.	42,624	3,642,647
Digital Realty Trust Inc.	17,265	1,276,919
Extra Space Storage Inc.	14,624	1,158,806
Iron Mountain Inc.[a]	23,509	720,316
Plum Creek Timber Co. Inc.	22,287	907,972
Public Storage	18,503	4,245,698
Weyerhaeuser Co.	66,053	1,937,335

		19,401,526

TOTAL COMMON STOCKS
(Cost: $67,042,326)		79,335,786

SHORT-TERM INVESTMENTS — 5.76%

MONEY MARKET FUNDS — 5.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,c,d]	4,251,834	4,251,834
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[b,c,d]	220,006	220,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	109,416	109,416

		4,581,256

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,581,256)		4,581,256

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

October 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 105.57%
(Cost: $71,623,582)	$83,917,042
Other Assets, Less Liabilities — (5.57)%	(4,430,007)

NET ASSETS — 100.00%	$79,487,035

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2015

	iShares Cohen & Steers REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,161,311,393	$69,516,414	$29,220,891
Affiliated (Note 2)	261,182,585	373,852	1,112,628

Total cost of investments	$3,422,493,978	$69,890,266	$30,333,519

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,621,425,710	$72,461,186	$29,108,503
Affiliated (Note 2)	261,182,585	373,852	1,112,628

Total fair value of investments	3,882,608,295	72,835,038	30,221,131
Foreign currency, at value[b]	—	101,257	23,716
Receivables:
Investment securities sold	—	—	22,028
Dividends and interest	981,375	71,824	47,098
Capital shares sold	3,317,047	—	—
Tax reclaims	—	35,060	9,785

Total Assets	3,886,906,717	73,043,179	30,323,758

LIABILITIES
Payables:
Investment securities purchased	—	—	22,901
Collateral for securities on loan (Note 1)	256,631,197	363,686	1,091,136
Investment advisory fees (Note 2)	954,391	27,984	3,423

Total Liabilities	257,585,588	391,670	1,117,460

NET ASSETS	$3,629,321,129	$72,651,509	$29,206,298

Net assets consist of:
Paid-in capital	$3,535,095,560	$69,670,056	$29,725,514
Distributions in excess of net investment income	(10,622,836)	(2,351)	(113,190)
Undistributed net realized gain (accumulated net realized loss)	(355,265,912)	38,543	(293,457)
Net unrealized appreciation (depreciation)	460,114,317	2,945,261	(112,569)

NET ASSETS	$3,629,321,129	$72,651,509	$29,206,298

Shares outstanding[c]	37,200,000	1,800,000	1,150,000

Net asset value per share	$97.56	$40.36	$25.40

[a]	Securities on loan with values of $250,846,395, $346,197 and $1,062,648, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $101,251 and $23,883, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2015

	iShares International Developed Real Estate ETF	iShares Real Estate 50 ETF

ASSETS
Investments, at cost:
Unaffiliated	$900,083,461	$67,042,326
Affiliated (Note 2)	9,643,361	4,581,256

Total cost of investments	$909,726,822	$71,623,582

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$909,130,787	$79,335,786
Affiliated (Note 2)	9,643,361	4,581,256

Total fair value of investments	918,774,148	83,917,042
Foreign currency, at value[b]	697,125	—
Receivables:
Dividends and interest	2,425,090	74,574
Tax reclaims	208,596	—

Total Assets	922,104,959	83,991,616

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	9,637,393	4,471,840
Investment advisory fees (Note 2)	373,275	32,741

Total Liabilities	10,010,668	4,504,581

NET ASSETS	$912,094,291	$79,487,035

Net assets consist of:
Paid-in capital	$987,968,793	$69,724,567
Distributions in excess of net investment income	(9,485,717)	(508,386)
Accumulated net realized loss	(75,430,333)	(2,022,606)
Net unrealized appreciation	9,041,548	12,293,460

NET ASSETS	$912,094,291	$79,487,035

Shares outstanding[c]	30,900,000	1,700,000

Net asset value per share	$29.52	$46.76

[a]	Securities on loan with values of $8,920,945 and $4,361,779, respectively. See Note 1.
[b]	Cost of foreign currency: $695,558 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares Cohen & Steers REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$45,354,156	$994,187	$459,389
Interest — affiliated (Note 2)	243	1	3
Securities lending income — affiliated — net (Note 2)	166,153	2,842	1,310

Total investment income	45,520,552	997,030	460,702

EXPENSES
Investment advisory fees (Note 2)	5,527,863	173,196	19,355

Total expenses	5,527,863	173,196	19,355

Net investment income	39,992,689	823,834	441,347

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,732,213)	(702,090)	(214,253)
In-kind redemptions — unaffiliated	97,839,105	3,506,253	—
Foreign currency transactions	—	21,108	(2,916)

Net realized gain (loss)	87,106,892	2,825,271	(217,169)

Net change in unrealized appreciation/depreciation on:
Investments	(1,182,761)	(977,098)	(71,209)
Translation of assets and liabilities in foreign currencies	—	(17,955)	(1,524)

Net change in unrealized appreciation/depreciation	(1,182,761)	(995,053)	(72,733)

Net realized and unrealized gain (loss)	85,924,131	1,830,218	(289,902)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,916,820	$2,654,052	$151,445

[a]	Net of foreign withholding tax of $ —, $101,602 and $23,655, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2015

	iShares International Developed Real Estate ETF	iShares Real Estate 50 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$13,406,703	$1,143,013
Interest — affiliated (Note 2)	44	6
Securities lending income — affiliated — net (Note 2)	36,950	2,522

Total investment income	13,443,697	1,145,541

EXPENSES
Investment advisory fees (Note 2)	2,267,423	197,427

Total expenses	2,267,423	197,427

Net investment income	11,176,274	948,114

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,028,897)	(253,583)
In-kind redemptions — unaffiliated	3,671,274	1,793,243
Foreign currency transactions	(179,601)	—

Net realized gain (loss)	(11,537,224)	1,539,660

Net change in unrealized appreciation/depreciation on:
Investments	(60,942,742)	273,183
Translation of assets and liabilities in foreign currencies	(61,194)	—

Net change in unrealized appreciation/depreciation	(61,003,936)	273,183

Net realized and unrealized gain (loss)	(72,541,160)	1,812,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,364,886)	$2,760,957

[a]	Net of foreign withholding tax of $1,263,962 and $ —, respectively.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Cohen & Steers REIT ETF		iShares Europe Developed Real Estate ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,992,689	$83,208,634	$823,834	$1,503,471
Net realized gain	87,106,892	163,708,328	2,825,271	2,321,227
Net change in unrealized appreciation/depreciation	(1,182,761)	153,308,262	(995,053)	(1,374,526)

Net increase in net assets resulting from operations	125,916,820	400,225,224	2,654,052	2,450,172

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,615,525)	(102,639,910)	(1,278,480)	(1,498,163)

Total distributions to shareholders	(50,615,525)	(102,639,910)	(1,278,480)	(1,498,163)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	561,071,747	1,015,651,103	11,560,609	54,938,717
Cost of shares redeemed	(417,201,421)	(618,752,541)	(21,030,508)	(12,476,395)

Net increase (decrease) in net assets from capital share transactions	143,870,326	396,898,562	(9,469,899)	42,462,322

INCREASE (DECREASE) IN NET ASSETS	219,171,621	694,483,876	(8,094,327)	43,414,331

NET ASSETS
Beginning of period	3,410,149,508	2,715,665,632	80,745,836	37,331,505

End of period	$3,629,321,129	$3,410,149,508	$72,651,509	$80,745,836

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,622,836)	$—	$(2,351)	$452,295

SHARES ISSUED AND REDEEMED
Shares sold	5,800,000	10,750,000	300,000	1,400,000
Shares redeemed	(4,450,000)	(6,650,000)	(550,000)	(350,000)

Net increase (decrease) in shares outstanding	1,350,000	4,100,000	(250,000)	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global REIT ETF		iShares International Developed Real Estate ETF
	Six months ended October 31, 2015 (Unaudited)	Period from July 8, 2014[a] to April 30, 2015	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$441,347	$328,504	$11,176,274	$32,794,502
Net realized gain (loss)	(217,169)	(75,937)	(11,537,224)	624,886
Net change in unrealized appreciation/depreciation	(72,733)	(39,836)	(61,003,936)	39,099,197

Net increase (decrease) in net assets resulting from operations	151,445	212,731	(61,364,886)	72,518,585

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(537,706)	(345,686)	(21,798,147)	(29,596,502)

Total distributions to shareholders	(537,706)	(345,686)	(21,798,147)	(29,596,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,366,377	23,359,137	18,600,930	236,595,398
Cost of shares redeemed	—	—	(23,680,314)	(55,001,164)

Net increase (decrease) in net assets from capital share transactions	6,366,377	23,359,137	(5,079,384)	181,594,234

INCREASE (DECREASE) IN NET ASSETS	5,980,116	23,226,182	(88,242,417)	224,516,317

NET ASSETS
Beginning of period	23,226,182	—	1,000,336,708	775,820,391

End of period	$29,206,298	$23,226,182	$912,094,291	$1,000,336,708

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(113,190)	$(16,831)	$(9,485,717)	$1,136,156

SHARES ISSUED AND REDEEMED
Shares sold	250,000	900,000	600,000	7,700,000
Shares redeemed	—	—	(800,000)	(1,800,000)

Net increase (decrease) in shares outstanding	250,000	900,000	(200,000)	5,900,000

[a]	Commencement of operations.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Real Estate 50 ETF
	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$948,114	$1,886,007
Net realized gain	1,539,660	3,493,124
Net change in unrealized appreciation/depreciation	273,183	3,705,368

Net increase in net assets resulting from operations	2,760,957	9,084,499

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,456,500)	(2,810,794)

Total distributions to shareholders	(1,456,500)	(2,810,794)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	11,656,616
Cost of shares redeemed	(6,997,256)	(13,277,019)

Net decrease in net assets from capital share transactions	(6,997,256)	(1,620,403)

INCREASE (DECREASE) IN NET ASSETS	(5,692,799)	4,653,302

NET ASSETS
Beginning of period	85,179,834	80,526,532

End of period	$79,487,035	$85,179,834

Distributions in excess of net investment income included in net assets at end of period	$(508,386)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	250,000
Shares redeemed	(150,000)	(300,000)

Net decrease in shares outstanding	(150,000)	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$95.12	$85.53	$88.36	$78.78	$74.34	$61.37

Income from investment operations:
Net investment income[a]	1.18	2.41	2.07	1.91	1.66	1.39
Net realized and unrealized gain (loss)[b]	2.77	10.13	(2.30)	10.03	4.98	13.49

Total from investment operations	3.95	12.54	(0.23)	11.94	6.64	14.88

Less distributions from:
Net investment income	(1.51)	(2.95)	(2.60)	(2.36)	(2.20)	(1.91)

Total distributions	(1.51)	(2.95)	(2.60)	(2.36)	(2.20)	(1.91)

Net asset value, end of period	$97.56	$95.12	$85.53	$88.36	$78.78	$74.34

Total return	4.27%[c]	14.80%	0.05%	15.58%	9.36%	24.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,629,321	$3,410,150	$2,715,666	$3,189,852	$2,907,072	$2,598,139
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	2.50%	2.57%	2.58%	2.40%	2.34%	2.18%
Portfolio turnover rate[e]	5%	8%	13%	11%	16%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$39.39	$37.33	$32.37	$27.68	$35.07	$27.33

Income from investment operations:
Net investment income[a]	0.44	1.18	0.96	1.09	1.25	1.83
Net realized and unrealized gain (loss)[b]	1.16	1.90	5.13	4.91	(7.37)	7.78

Total from investment operations	1.60	3.08	6.09	6.00	(6.12)	9.61

Less distributions from:
Net investment income	(0.63)	(1.02)	(1.13)	(1.31)	(1.27)	(1.87)

Total distributions	(0.63)	(1.02)	(1.13)	(1.31)	(1.27)	(1.87)

Net asset value, end of period	$40.36	$39.39	$37.33	$32.37	$27.68	$35.07

Total return	4.19%[c]	8.39%	19.62%	22.66%	(17.66)%	37.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,652	$80,746	$37,332	$16,184	$12,455	$21,042
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.28%	3.15%	2.82%	3.78%	4.28%	6.25%
Portfolio turnover rate[e]	9%	15%	9%	14%	13%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Period from Jul. 8, 2014[a] to Apr. 30, 2015
Net asset value, beginning of period	$25.81	$24.90

Income from investment operations:
Net investment income[b]	0.40	0.69
Net realized and unrealized gain (loss)[c]	(0.33)	0.87

Total from investment operations	0.07	1.56

Less distributions from:
Net investment income	(0.48)	(0.65)

Total distributions	(0.48)	(0.65)

Net asset value, end of period	$25.40	$25.81

Total return	0.35%[d]	6.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,206	$23,226
Ratio of expenses to average net assets[e]	0.14%	0.14%
Ratio of net investment income to average net assets[e]	3.19%	3.23%
Portfolio turnover rate[f]	6%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$32.17	$30.79	$36.55	$29.21	$32.59	$28.80

Income from investment operations:
Net investment income[a]	0.36	1.16	0.93	0.95	1.09	1.08
Net realized and unrealized gain (loss)[b]	(2.32)	1.27	(3.08)	8.27	(3.36)	4.64

Total from investment operations	(1.96)	2.43	(2.15)	9.22	(2.27)	5.72

Less distributions from:
Net investment income	(0.69)	(1.05)	(3.61)	(1.88)	(1.11)	(1.93)

Total distributions	(0.69)	(1.05)	(3.61)	(1.88)	(1.11)	(1.93)

Net asset value, end of period	$29.52	$32.17	$30.79	$36.55	$29.21	$32.59

Total return	(6.09)%[c]	8.06%	(5.27)%	32.89%	(6.93)%	20.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$912,094	$1,000,337	$775,820	$1,977,536	$446,854	$417,113
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.37%	3.71%	2.86%	2.99%	3.83%	3.63%
Portfolio turnover rate[e]	8%	11%	9%	16%	11%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Real Estate 50 ETF
	Six months ended Oct. 31, 2015 (Unaudited)	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011
Net asset value, beginning of period	$46.04	$42.38	$45.04	$39.29	$37.65	$31.62

Income from investment operations:
Net investment income[a]	0.53	1.04	1.17	1.14	1.08	0.96
Net realized and unrealized gain (loss)[b]	1.00	4.19	(2.30)	6.01	1.99	6.27

Total from investment operations	1.53	5.23	(1.13)	7.15	3.07	7.23

Less distributions from:
Net investment income	(0.81)	(1.57)	(1.53)	(1.40)	(1.43)	(1.20)

Total distributions	(0.81)	(1.57)	(1.53)	(1.40)	(1.43)	(1.20)

Net asset value, end of period	$46.76	$46.04	$42.38	$45.04	$39.29	$37.65

Total return	3.44%[c]	12.44%	(2.21)%	18.73%	8.66%	23.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,487	$85,180	$80,527	$103,598	$53,036	$56,474
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.31%	2.26%	2.89%	2.81%	3.01%	2.90%
Portfolio turnover rate[e]	3%	10%	19%	13%	19%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cohen & Steers REIT	Non-diversified
Europe Developed Real Estate	Non-diversified
Global REIT	Non-diversified
International Developed Real Estate	Diversified
Real Estate 50	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of

October 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Cohen & Steers REIT
Investments:
Assets:
Common Stocks	$3,621,425,710	$—	$—	$3,621,425,710
Money Market Funds	261,182,585	—	—	261,182,585

Total	$3,882,608,295	$—	$—	$3,882,608,295

Europe Developed Real Estate
Investments:
Assets:
Common Stocks	$72,210,985	$104,733	$—	$72,315,718
Investment Companies	145,468	—	—	145,468
Money Market Funds	373,852	—	—	373,852

Total	$72,730,305	$104,733	$—	$72,835,038

Global REIT
Investments:
Assets:
Common Stocks	$29,108,503	$—	$—	$29,108,503
Money Market Funds	1,112,628	—	—	1,112,628

Total	$30,221,131	$—	$—	$30,221,131

International Developed Real Estate
Investments:
Assets:
Common Stocks	$907,898,609	$525,053	$—	$908,423,662
Investment Companies	707,125	—	—	707,125
Money Market Funds	9,643,361	—	—	9,643,361

Total	$918,249,095	$525,053	$—	$918,774,148

Real Estate 50
Investments:
Assets:
Common Stocks	$79,335,786	$—	$—	$79,335,786
Money Market Funds	4,581,256	—	—	4,581,256

Total	$83,917,042	$—	$—	$83,917,042

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

authorities as of October 31, 2015 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of October 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of October 31, 2015:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Cohen & Steers REIT
BNP Paribas Prime Brokerage Inc.	$5,762,731	$5,762,731	$—
Citigroup Global Markets Inc.	765,072	765,072	—
Credit Suisse Securities (USA) LLC	17,037,185	17,037,185	—
Deutsche Bank Securities Inc.	6,321,035	6,321,035	—
Goldman Sachs & Co.	84,793,201	84,793,201	—
HSBC Bank PLC	4,943,140	4,943,140	—
Jefferies LLC	1,546,142	1,546,142	—
JPMorgan Clearing Corp.	9,443,297	9,443,297	—
Merrill Lynch, Pierce, Fenner & Smith	3,349,548	3,349,548	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	19,582,772	19,582,772	—
Nomura Securities International Inc.	2,307,192	2,307,192	—
Scotia Capital (USA) Inc.	1,250,913	1,250,913	—
State Street Bank & Trust Company	81,662,325	81,662,325	—
UBS Securities LLC	7,468,336	7,468,336	—
Wells Fargo Securities LLC	4,613,506	4,613,506	—

	$250,846,395	$250,846,395	$—

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Europe Developed Real Estate
UBS Securities LLC	$346,197	$346,197	$—

Global REIT
Credit Suisse Securities (USA) LLC	$11,489	$11,489	$—
Deutsche Bank Securities Inc.	347,734	347,734	—
Goldman Sachs & Co.	456,768	456,768	—
Jefferies LLC	49,795	49,795	—
JPMorgan Clearing Corp.	46,368	46,368	—
Merrill Lynch, Pierce, Fenner & Smith	150,494	150,494	—

	$1,062,648	$1,062,648	$—

International Developed Real Estate
Goldman Sachs & Co.	$416,770	$416,770	$—
HSBC Bank PLC	476,641	476,641	—
JPMorgan Clearing Corp.	5,166,057	5,166,057	—
Merrill Lynch, Pierce, Fenner & Smith	890,413	890,413	—
Morgan Stanley & Co. LLC	1,971,064	1,971,064	—

	$8,920,945	$8,920,945	$—

Real Estate 50
Citigroup Global Markets Inc.	$163,039	$163,039	$—
JPMorgan Clearing Corp.	2,028,421	2,028,421	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	656,256	656,256	—
Scotia Capital (USA) Inc.	1,514,063	1,514,063	—

	$4,361,779	$4,361,779	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.3500%		First $121 billion
0.3325	[a]	Over $121 billion, up to and including $181 billion
0.3159	[a]	Over $181 billion, up to and including $231 billion
0.3001	[a]	Over $231 billion, up to and including $281 billion
0.2851	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.3500%		First $121 billion
0.3325	[a]	Over $121 billion, up to and including $211 billion
0.3159	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Europe Developed Real Estate	0.48%
Global REIT	0.14
International Developed Real Estate	0.48
Real Estate 50	0.48

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Cohen & Steers REIT ETF and iShares Real Estate 50 ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended October 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Cohen & Steers REIT	$89,277
Europe Developed Real Estate	835
Global REIT	489
International Developed Real Estate	10,736
Real Estate 50	1,352

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2015 were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$163,234,844	$179,471,952
Europe Developed Real Estate	6,305,413	6,486,972
Global REIT	1,894,303	1,676,287
International Developed Real Estate	71,980,687	79,176,253
Real Estate 50	2,216,444	2,417,917

In-kind transactions (see Note 4) for the six months ended October 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cohen & Steers REIT	$547,623,278	$393,566,444
Europe Developed Real Estate	11,045,290	20,126,167
Global REIT	6,110,178	—
International Developed Real Estate	18,000,404	22,950,675
Real Estate 50	—	6,805,915

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Cohen & Steers REIT	$6,620,253	$195,808,359	$96,413,332	$—	$298,841,944
Europe Developed Real Estate	834,591	102,293	616,993	495,537	2,049,414
Global REIT	4,874	—	—	—	4,874
International Developed Real Estate	26,392,302	743,329	9,938,969	6,772,206	43,846,806
Real Estate 50	—	—	2,386,027	—	2,386,027

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers REIT	$3,566,024,838	$499,185,861	$(182,602,404)	$316,583,457
Europe Developed Real Estate	70,895,091	4,090,370	(2,150,423)	1,939,947
Global REIT	30,504,867	1,401,259	(1,684,995)	(283,736)
International Developed Real Estate	941,158,452	77,651,205	(100,035,509)	(22,384,304)
Real Estate 50	72,799,821	15,784,704	(4,667,483)	11,117,221

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Cohen & Steers REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Europe Developed Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements)

of the funds in its Lipper Group.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

iSHARES® TRUST

affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

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iSHARES® TRUST

and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global REIT ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory

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Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares International Developed Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the

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Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other

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iSHARES® TRUST

Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

V. iShares Real Estate 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

iSHARES® TRUST

Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Fund invests in a narrow real estate subsector, as compared to its competitor funds identified by Lipper, which invest primarily in the broad domestic real estate sector.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
Cohen & Steers REIT	$1.465256	$—	$0.046798	$1.512054	97%	—%	3%	100%
Real Estate 50	0.763606	—	0.045614	0.809220	94	—	6	100

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-45-1015

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 29, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 29, 2015